UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number		811-07261

CREDIT SUISSE TRUST
(Exact name of registrant as specified in charter)

Eleven Madison Avenue, New York, New York			10010
(Address of principal executive offices)			(Zip code)

J. Kevin Gao, Esq. Credit Suisse Trust Eleven Madison Avenue New York, New York 10010
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 325-2000

Date of fiscal year end:	December 31

Date of reporting period:	January 1, 2009 to June 30, 2009

Item 1. Reports to Stockholders.

CREDIT SUISSE FUNDS

Semiannual Report

June 30, 2009
(unaudited)

CREDIT SUISSE TRUST
■  COMMODITY RETURN STRATEGY
  PORTFOLIO

Credit Suisse Trust (the "Trust") shares are not available directly to individual investors, but may be offered only through certain insurance products and pension and retirement plans.

The Trust's investment objectives, risks, charges and expenses (which should be considered carefully before investing), and more complete information about the Trust, are provided in the Prospectus, which should be read carefully before investing. You may obtain additional copies by calling 800-222-8977 or by writing to Credit Suisse Trust, P.O. Box 55030, Boston, MA 02205-5030.

Credit Suisse Asset Management Securities, Inc., Distributor, is located at Eleven Madison Avenue, New York, NY 10010. The Trust is advised by Credit Suisse Asset Management, LLC.

The views of the Portfolio's management are as of the date of the letter and the Portfolio holdings described in this document are as of June 30, 2009; these views and Portfolio holdings may have changed subsequent to these dates. Nothing in this document is a recommendation to purchase or sell securities.

Portfolio shares are not deposits or other obligations of Credit Suisse Asset Management, LLC ("Credit Suisse") or any affiliate, are not FDIC-insured and are not guaranteed by Credit Suisse or any affiliate. Portfolio investments are subject to investment risks, including loss of your investment.

Credit Suisse Trust — Commodity Return Strategy Portfolio
Semiannual Investment Adviser's Report
June 30, 2009 (unaudited)

July 31, 2009

Dear Shareholder:

For the six-month period ended June 30, 2009, Credit Suisse Trust — Commodity Return Strategy Portfolio (the "Portfolio") had a gain of 4.97%.1 Its benchmark, the Dow Jones-UBS Commodity Index Total Return2 ("DJ-UBS Index") had an increase of 4.62%, and the S&P 500 Index3 had a same-period gain of 3.16%.

Market Review:

For the six-month period ended June 30, 2009, commodities overall posted positive returns — signaling a possible recovery for the asset class, which started to decline in July 2008.

Historically, commodity indexes have tended to exhibit long-term positive returns with low correlations to other asset classes, creating potential risk/return benefits within a diversified portfolio. The pace of decline in commodity prices slowed in the first few months of the year in conjunction with increased global efforts to stabilize the economy, and the latter part of the period resulted in gains. These gains were based on a more optimistic global economic outlook, as well as concerns that inflation may be on the horizon. Indeed, we think that the current inflation expectations may be understated, especially if demand for raw materials follows an increase in investor confidence. Further, as official inflation projections continue to remain low, the potential for unexpected inflation could benefit commodity returns. In addition, as markets have begun to reflect the effects of government stimulus, and financial institutions are recovering toward some degree of normalcy, an increased flow of credit will allow for the ongoing "reflation" of economies — directly benefiting commodities.

Strategic Review and Outlook: Diversification and Potential Upside

The DJ-UBS Index is a broadly diversified futures index composed of futures contracts on 19 physical commodities. The index is weighted among commodity sectors using dollar-adjusted liquidity and production data. Currently, four energy products, six metals and nine agricultural products are represented in the index. The DJ-UBS Index is rebalanced as of the beginning of each calendar year so that as of that time no single commodity constitutes less than 2% or more than 15% of the index, and each sector represented in the index is limited to 33%. However, following this rebalancing and for the remainder of the calendar year these percentages may change so that a single commodity may constitute a lesser or greater percentage of the index and different sectors may represent different proportions of the index.

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Credit Suisse Trust — Commodity Return Strategy Portfolio
Semiannual Investment Adviser's Report (continued)
June 30, 2009 (unaudited)

The Portfolio seeks total return and is designed to achieve positive return relative to the performance of the DJ-UBS Index. To do so, the Portfolio invests in commodity-linked derivative instruments and fixed-income securities. The Portfolio gains exposure to commodities markets by investing in structured notes whose principal and/or coupon payments are linked to the DJ-UBS Index and swap agreements on the DJ-UBS Index.

For the six-month period ended June 30, 2009, the Portfolio outperformed its benchmark by approximately 0.35% due to investment selection by the team across commodity sectors.

Industrial metals was the top performing commodity sector, gaining 28.16% due to strong returns in the last four months of the period. This can be explained by public perception of global growth and stockpiling of metals by China. Copper was the top-performing commodity for the six-month period, returning 58.17%. Additionally, with a year-to-date increase of 29.61%, nickel also helped to buoy industrial metals. The precious metals sector was up 8.23% for the period, with silver and gold returning 19.70% and 4.33%, respectively. Despite the signs of a potential recovery, investors continued investing in these "safe haven" metals.

The agriculture sector was up slightly, gaining 1.43% for the period due to mixed results from the sector's constituents. Sugar, soybean, cotton, and soybean oil produced positive returns of 32.49%, 16.25%, 4.49%, and 2.78%, respectively. Due to increased demand for alternative energy sources, ethanol inputs such as sugar produced higher returns. An increase in the demand for soybean imports to Asian countries during the period drove those prices higher. In contrast, wheat and corn both declined by 19.05% and 18.90%, respectively, likely due to increased supply.

For the six-month period, livestock and energy were the worst performing commodity groups. Livestock fell 13.38%, with declines in both lean hogs and live cattle (down 27.73% and 3.56%, respectively). The price decline in lean hogs can be explained by continued investor fears over the swine flu. The recessionary environment caused beef sales to lag expectations, causing declines in live cattle prices. Energy fell moderately by 4.30% due to the poor returns of natural gas (-42.25%), which suffered losses because of unexpected surpluses and lower than expected industrial demand. All other energy components gained for the six-month period, with gasoline (up 57.81%) leading the way due to a declining U.S. dollar and lower than expected crude oil inventories.

In the fixed income portion of the portfolio, holdings maintained a bias toward high quality, short-term assets — especially bonds issued by U.S. Government-

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Credit Suisse Trust — Commodity Return Strategy Portfolio
Semiannual Investment Adviser's Report (continued)
June 30, 2009 (unaudited)

Sponsored Enterprises (GSE's) and U.S Treasury-issued debt. In the current credit environment, we remain confident in our high quality fixed income positions.

Looking ahead, we expect to see more dispersion between individual commodity index constituents. We think this will be particularly true in the industrial metals market, where reduced supplies combined with Chinese demand have resulted in mixed, yet generally positive, year-to-date performance. We continue to believe that commodities may represent a strong value for investors.

The Credit Suisse Commodities Management Team

Andrew Karsh
Christopher Burton

This Portfolio is non-diversified, which means it may invest a greater proportion of its assets in the securities of a smaller number of issuers than a diversified mutual fund and may therefore be subject to greater volatility. Exposure to commodity markets should only form a small part of a diversified portfolio. Investment in commodity markets may not be suitable for all investors. The Portfolio's investment in commodity-linked derivative instruments may subject the Portfolio to greater volatility than investment in traditional securities, particularly in investments involving leverage.

The use of derivatives such as commodity-linked structured notes, swaps and futures entails substantial risks, including risk of loss of a significant portion of their principal value, lack of a secondary market, increased volatility, correlation risk, liquidity risk, interest-rate risk, market risk, credit risk, valuation risk and tax risk. Gains and losses from speculative positions in derivatives may be much greater than the derivative's cost. At any time, the risk of loss of any individual security held by the Portfolio could be significantly higher than 50% of the security's value. For a detailed discussion of these and other risks, please refer to the Portfolio's Prospectus, which should be read carefully before investing.

In addition to historical information, this report contains forward-looking statements, which may concern, among other things, domestic and foreign market, industry and economic trends and developments and government regulation and their potential impact on the Portfolio's investments. These statements are subject to risks and uncertainties and actual trends, developments and regulations in the future, and their impact on the Portfolio could be materially different from those projected, anticipated or implied. The Portfolio has no obligation to update or revise forward-looking statements.

3

Credit Suisse Trust — Commodity Return Strategy Portfolio
Semiannual Investment Adviser's Report (continued)
June 30, 2009 (unaudited)

Average Annual Returns as of June 30, 20091

1 Year	Since Inception	Inception Date
(46.07)%	(4.14)%	2/28/06

Returns represent past performance and include change in share price and reinvestment of dividends and capital gains. Past performance cannot guarantee future results. The current performance of the Portfolio may be lower or higher than the figures shown. Returns and share price will fluctuate, and redemption value may be more or less than original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. Performance includes the effect of deducting expenses, but does not include charges and expenses attributable to any particular variable contract or plan. Accordingly, the Prospectus of the sponsoring Participating Insurance Company separate account or plan documents or other informational materials supplied by plan sponsors should be carefully reviewed for information on relevant charges and expenses. Excluding these charges and expenses from quotations of performance has the effect of increasing the performance quoted, and the effect of these charges should be considered when comparing performance to that of other mutual funds. Performance information current to the most recent month-end is available at www.credit-suisse.com/us.

The annualized gross expense ratio is 1.12%. The annualized net expense ratio after fee waivers and/or expense reimbursements is 0.95%.

1  Fee waivers and/or expense reimbursements may reduce expenses for the Portfolio, without which performance would be lower. Waivers and/or reimbursements may be discontinued at any time.

2  The Dow Jones-UBS Commodity Index Total Return is composed of futures contracts on 19 physical commodities. Investors cannot invest directly in an index.

3  The Standard & Poor's 500 Index is an unmanaged index (with no defined investment objective) of common stocks, includes reinvestment of dividends, and is a registered trademark of The McGraw-Hill Companies, Inc. Investors cannot invest directly in an index.

4

Credit Suisse Trust — Commodity Return Strategy Portfolio
Semiannual Investment Adviser's Report (continued)
June 30, 2009 (unaudited)

Information About Your Portfolio's Expenses

As an investor of the Portfolio, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Portfolio expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Portfolio and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six month period ended June 30, 2009.

The table illustrates your Portfolio's expenses in two ways:

• Actual Portfolio Return. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Portfolio using the Portfolio's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

•  Hypothetical 5% Portfolio Return. This helps you to compare your Portfolio's ongoing expenses with those of other mutual funds using the Portfolio's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical portfolio return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

5

Credit Suisse Trust — Commodity Return Strategy Portfolio
Semiannual Investment Adviser's Report (continued)
June 30, 2009 (unaudited)

Expenses and Value for a $1,000 Investment
for the six month period ended June 30, 2009

Actual Portfolio Return
Beginning Account Value 1/1/09	$1,000.00
Ending Account Value 6/30/09	$1,049.70
Expenses Paid per $1,000*	$4.83
Hypothetical 5% Portfolio Return
Beginning Account Value 1/1/09	$1,000.00
Ending Account Value 6/30/09	$1,020.08
Expenses Paid per $1,000*	$4.76
Annualized Expense Ratio*	0.95%

*  Expenses are equal to the Portfolio's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year period, then divided by 365.

  The "Expenses Paid per $1,000" and the "Annualized Expense Ratio" in the tables are based on actual expenses paid by the Portfolio during the period, net of fee waivers and/or expense reimbursements. If those fee waivers and/or expense reimbursements had not been in effect, the Portfolio's actual expenses would have been higher. Expenses do not reflect additional charges and expenses that are, or may be, imposed under the variable contracts or plans. Such charges and expenses are described in the prospectus of the insurance company separate account or in the plan documents or other informational materials supplied by plan sponsors. The Portfolio's expenses should be considered with these charges and expenses in evaluating the overall cost of investing in the separate account.

For more information, please refer to the Portfolio's prospectus.

6

Credit Suisse Trust — Commodity Return Strategy Portfolio
Semiannual Investment Adviser's Report (continued)
June 30, 2009 (unaudited)

Sector Breakdown*
United States Agency Obligations	61.8%
Wholly-Owned Subsidiary	19.6%
Commodity Indexed Structured Notes	12.8%
Variable Rate Corporate Obligations	4.6%
Short-Term Investment	1.2%
Total	100.0%

*  Expressed as a percentage of total investments (excluding securities lending collateral if applicable) and may vary over time.

7

Credit Suisse Trust — Commodity Return Strategy Portfolio
Schedule of Investments
June 30, 2009 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
STRUCTURED NOTES (12.8%)
$1,200	Deutsche Bank AG London, Commodity Index Linked Senior Unsecured Notes#	(A+, Aa1)	01/13/10	0.159	$1,613,160
2,000	Deutsche Bank AG London, Commodity Index Linked Senior Unsecured Notes#	(A+, Aa1)	03/23/10	0.155	3,162,600
4,700	Svensk AB Exportkredit, Commodity Index Linked Senior Unsecured Notes#	(AA+, Aa1)	01/13/10	0.869	6,316,203
TOTAL STRUCTURED NOTES (Cost $7,900,000)					11,091,963
UNITED STATES AGENCY OBLIGATIONS (61.7%)
5,000	Fannie Mae#	(AAA, Aaa)	02/12/10	0.883	5,008,535
1,000	Fannie Mae Discount Notes	(AAA, Aaa)	07/06/09	0.170	999,976
1,000	Fannie Mae Discount Notes	(AAA, Aaa)	07/15/09	0.180	999,930
3,200	Fannie Mae Discount Notes	(AAA, Aaa)	09/02/09	0.200	3,199,299
3,000	Fannie Mae Discount Notes	(AAA, Aaa)	09/17/09	0.210	2,999,187
1,500	Fannie Mae Discount Notes	(AAA, Aaa)	10/05/09	0.230	1,499,420
1,000	Fannie Mae Discount Notes	(AAA, Aaa)	10/06/09	0.230	999,609
600	Federal Home Loan Bank Discount Notes	(AAA, Aaa)	07/10/09	0.170	599,975
1,500	Federal Home Loan Bank Discount Notes	(AAA, Aaa)	07/15/09	0.165	1,499,904
1,000	Federal Home Loan Bank Discount Notes	(AAA, Aaa)	07/17/09	0.170	999,924
500	Federal Home Loan Bank Discount Notes	(AAA, Aaa)	08/12/09	0.180	499,895
1,000	Federal Home Loan Bank Discount Notes	(AAA, Aaa)	08/14/09	0.180	999,780
2,000	Federal Home Loan Bank Discount Notes	(AAA, Aaa)	08/19/09	0.160	1,999,564
2,500	Federal Home Loan Bank Discount Notes	(AAA, Aaa)	08/26/09	0.160	2,499,378
4,000	Federal Home Loan Bank Discount Notes	(AAA, Aaa)	08/28/09	0.177	3,998,856
1,500	Federal Home Loan Bank Discount Notes	(AAA, Aaa)	09/21/09	0.200	1,499,572
1,000	Federal Home Loan Bank Discount Notes	(AAA, Aaa)	09/23/09	0.225	999,708
1,000	Federal Home Loan Bank Discount Notes	(AAA, Aaa)	10/30/09	0.220	999,513
5,000	Federal Home Loan Banks#	(AAA, Aaa)	02/10/10	0.886	5,007,935
2,300	Federal Home Loan Banks Series 1#	(AAA, Aaa)	07/10/09	0.964	2,300,315
3,000	Federal Home Loan Banks Series 1#	(AAA, Aaa)	01/14/11	1.081	3,005,748
3,000	Federal Home Loan Mortgage Corp.#	(AAA, Aaa)	07/12/10	1.039	3,005,628
1,500	Freddie Mac Discount Notes	(AAA, Aaa)	07/13/09	0.460	1,499,770
3,000	Freddie Mac Discount Notes	(AAA, Aaa)	07/27/09	0.180	2,999,610
500	Freddie Mac Discount Notes	(AAA, Aaa)	08/03/09	0.180	499,918
500	Freddie Mac Discount Notes	(AAA, Aaa)	08/24/09	0.190	499,858
1,000	Freddie Mac Discount Notes	(AAA, Aaa)	08/31/09	0.180	999,856
1,500	Freddie Mac Discount Notes	(AAA, Aaa)	09/14/09	0.220	1,499,610
TOTAL UNITED STATES AGENCY OBLIGATIONS (Cost $53,588,581)					53,620,273
VARIABLE RATE CORPORATE OBLIGATION (4.6%)
NON-FINANCIALS (4.6%)
4,000	Procter & Gamble Co., Series MTN, Senior Unsecured Notes# (Cost $4,000,000)	(AA-, Aa3)	09/09/09	0.663	4,001,568
SHORT-TERM INVESTMENT (1.2%)
1,019	State Street Bank and Trust Co. Euro Time Deposit (Cost $1,019,000)		07/01/09	0.010	1,019,000

See Accompanying Notes to Financial Statements.
8

Credit Suisse Trust — Commodity Return Strategy Portfolio
Schedule of Investments (continued)
June 30, 2009 (unaudited)

Number of Shares		Value
WHOLLY-OWNED SUBSIDIARY (19.5%)
34,673,968	Credit Suisse Cayman Commodity Fund II, Ltd.^ (Cost $19,260,502)	$16,953,560
TOTAL INVESTMENTS AT VALUE (99.8%) (Cost $85,768,083)		86,686,364
OTHER ASSETS IN EXCESS OF LIABILITIES (0.2%)		141,305
NET ASSETS (100.0%)		$86,827,669

INVESTMENT ABBREVIATION

MTN = Medium Term Note

†  Credit ratings given by the Standard & Poor's Division of The McGraw-Hill Companies, Inc. ("S&P") and Moody's Investors Service, Inc. ("Moody's") are unaudited.

#  Variable rate obligations — The interest rate is the rate as of June 30, 2009.

^  Affiliated issuer. See Note 3.

See Accompanying Notes to Financial Statements.
9

Credit Suisse Trust — Commodity Return Strategy Portfolio
Statement of Assets and Liabilities
June 30, 2009 (unaudited)

Assets
Investments at value (Cost $66,507,581) (Note 2)	$69,732,804
Investment in wholly-owned subsidiary at value (Cost $19,260,502) (Note 2)	16,953,560
Cash	961
Receivable for portfolio shares sold	88,683
Interest receivable	66,218
Cash segregated at brokers for futures contracts	35,000
Prepaid expenses	1,305
Total Assets	86,878,531
Liabilities
Advisory fee payable (Note 3)	12,504
Administrative services fee payable (Note 3)	12,470
Shareholder servicing/Distribution fee payable (Note 3)	18,117
Trustees' fee payable	5,267
Payable for portfolio shares redeemed	615
Other accrued expenses payable	1,889
Total Liabilities	50,862
Net Assets
Capital stock, $.001 par value (Note 6)	11,638
Paid-in capital (Note 6)	125,189,969
Accumulated net investment loss	(123,508)
Accumulated net realized loss on investments	(39,168,711)
Net unrealized appreciation from investments	918,281
Net Assets	$86,827,669
Shares outstanding	11,637,779
Net asset value, offering price and redemption price per share	$7.46

See Accompanying Notes to Financial Statements.
10

Credit Suisse Trust — Commodity Return Strategy Portfolio
Statement of Operations
For the Six Months Ended June 30, 2009 (unaudited)

Investment Income (Note 2)
Interest	$258,563
Expenses
Investment advisory fees (Note 3)	182,731
Administrative services fees (Note 3)	52,289
Shareholder servicing/Distribution fees (Note 3)	91,366
Printing fees (Note 3)	30,038
Audit and tax fees	25,431
Legal fees	7,525
Trustees' fees	5,969
Transfer agent fees	4,323
Custodian fees	1,917
Insurance expense	1,667
Commitment fees (Note 4)	585
Miscellaneous expense	3,663
Total expenses	407,504
Less: fees waived (Note 3)	(60,315)
Net expenses	347,189
Net investment loss	(88,626)
Net Realized and Unrealized Gain (Loss) from Investments
Net realized loss from investments	(1,537,457)
Net realized loss from investment in wholly-owned subsidiary	(27,139,499)
Net change in unrealized appreciation (depreciation) from investments	2,433,944
Net change in unrealized appreciation (depreciation) from investment in wholly-owned subsidiary[1]	30,413,023
Net realized and unrealized gain from investments	4,170,011
Net increase in net assets resulting from operations	$4,081,385

1  There was no income recognized from the investment in wholly-owned subsidiary.

See Accompanying Notes to Financial Statements.
11

Credit Suisse Trust — Commodity Return Strategy Portfolio
Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2009 (unaudited)	For the Year Ended December 31, 2008
From Operations
Net investment income (loss)	$(88,626)	$1,330,759
Net realized loss from investments and futures contracts	(28,676,956)	(10,499,491)
Net change in unrealized appreciation (depreciation) from investments and futures contracts	32,846,967	(35,727,448)
Net increase (decrease) in net assets resulting from operations	4,081,385	(44,896,180)
From Dividends and Distributions
Dividends from net investment income	(34,322)	(1,320,641)
Distributions from net realized gains	—	(6,620,491)
Net decrease in net assets resulting from dividends and distributions	(34,322)	(7,941,132)
From Capital Share Transactions (Note 6)
Proceeds from sale of shares	14,897,125	72,262,206
Reinvestment of dividends and distributions	34,322	7,941,132
Net asset value of shares redeemed	(2,070,330)	(14,070,998)
Net increase in net assets from capital share transactions	12,861,117	66,132,340
Net increase in net assets	16,908,180	13,295,028
Net Assets
Beginning of period	69,919,489	56,624,461
End of period	$86,827,669	$69,919,489
Accumulated net investment loss	$(123,508)	$(560)

See Accompanying Notes to Financial Statements.
12

Credit Suisse Trust — Commodity Return Strategy Portfolio
Financial Highlights
(For a Share of the Portfolio Outstanding Throughout Each Period)

	For the Six Months Ended June 30, 2009	For the Year Ended December 31,		For the Period Ended
	(unaudited)	2008	2007	December 31, 2006[1]
Per share data
Net asset value, beginning of period	$7.11	$11.58	$10.37	$10.00
INVESTMENT OPERATIONS
Net investment income (loss)[2]	(0.01)	0.15	0.54	0.38
Net gain (loss) on investments, futures contracts and swap contracts (both realized and unrealized)	0.36	(3.80)	1.22	0.25
Total from investment operations	0.35	(3.65)	1.76	0.63
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	(0.00)[3]	(0.15)	(0.55)	(0.26)
Distributions from net realized gains	—	(0.67)	—	—
Total dividends and distributions	(0.00)[3]	(0.82)	(0.55)	(0.26)
Net asset value, end of period	$7.46	$7.11	$11.58	$10.37
Total return[4]	4.97%	(33.72)%	17.33%	6.36%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$86,828	$69,919	$56,624	$145,907
Ratio of expenses to average net assets	0.95%[5]	0.95%	0.95%	0.95%[5]
Ratio of net investment income (loss) to average net assets	(0.24)%[5]	1.35%	4.06%	4.28%[5]
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.17%[5]	0.11%	0.08%	0.31%[5]
Portfolio turnover rate	18%	140%	93%	27%

1  For the period February 28, 2006 (commencement of operations) through December 31, 2006.

2  Per share information is calculated using the average shares outstanding method.

3  This amount represents less than $(0.01) per share.

4  Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns do not reflect charges and expenses attributable to any particular variable contract or plan. Total returns for periods less than one year are not annualized.

5  Annualized.

See Accompanying Notes to Financial Statements.
13

Credit Suisse Trust — Commodity Return Strategy Portfolio
Notes to Financial Statements
June 30, 2009 (unaudited)

Note 1. Organization

Credit Suisse Trust (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"), and currently offers eight managed investment portfolios of which one, the Commodity Return Strategy Portfolio (the "Portfolio"), is included in this report. The Portfolio is a non-diversified open-end management investment company that seeks total return. Shares of the Portfolio are not available directly to individual investors but may be offered only through (a) variable annuity contracts and variable life insurance contracts offered by separate accounts of certain insurance companies and (b) tax-qualified pension and retirement plans. The Portfolio may not be available in connection with a particular contract or plan. The Trust was organized under the laws of the Commonwealth of Massachusetts as a business trust on March 15, 1995.

Note 2. Significant Accounting Policies

A) SECURITY VALUATION — The net asset value of the Portfolio is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the "Valuation Time"). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation. Swap contracts are generally valued at a price at which the counterparty to such contract would repurchase the instrument or terminate the contract. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Securities, options, futures contracts and other assets (including swaps and structured note agreements), for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Portfolio's Valuation Time but after the close of the securities'

14

Credit Suisse Trust — Commodity Return Strategy Portfolio
Notes to Financial Statements (continued)
June 30, 2009 (unaudited)

Note 2. Significant Accounting Policies

primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees. The Portfolio may utilize a service provided by an independent third party which has been approved by the Board of Trustees to fair value certain securities. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities.

The Portfolio adopted Financial Accounting Standards Board ("FASB") Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•  Level 1 – quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

15

Credit Suisse Trust — Commodity Return Strategy Portfolio
Notes to Financial Statements (continued)
June 30, 2009 (unaudited)

Note 2. Significant Accounting Policies

The following is a summary of the inputs used as of June 30, 2009 in valuing the Portfolio's investments carried at value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Structured Notes	$—	$11,091,963	$—	$11,091,963
United States Agency Obligations	—	53,620,273	—	53,620,273
Variable Rate Corporate Obligation	—	4,001,568	—	4,001,568
Short-Term Investment	—	1,019,000	—	1,019,000
Wholly-Owned Subsidiary	—	16,953,560	—	16,953,560
Other Financial Instruments*	—	—	—	—
	$—	$86,686,364	$—	$86,686,364

*Other financial instruments include futures, forwards and swap contracts.

B) DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES — In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities ("FAS 161"), an amendment of FASB Statement No. 133. FAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about how and why a fund uses derivative instruments, how these affect a fund's financial position and results of operations. The Portfolio has not entered into any derivative or hedging activities during the period covered by this report.

C) SECURITY TRANSACTIONS AND INVESTMENT INCOME — Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. The Portfolio amortizes premiums and accretes discounts using the effective interest method. Dividends are recorded on the ex-dividend date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

D) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income are declared and paid quarterly. Distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America ("GAAP").

E) FEDERAL INCOME TAXES — No provision is made for federal taxes as it is the Portfolio's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies ("RIC") under the Internal Revenue Code of 1986, as amended (the "Code"), and to make the

16

Credit Suisse Trust — Commodity Return Strategy Portfolio
Notes to Financial Statements (continued)
June 30, 2009 (unaudited)

Note 2. Significant Accounting Policies

requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

In order to qualify as a RIC under the Code, the Portfolio must meet certain requirements regarding the source of its income, the diversification of its assets and the distribution of its income. One of these requirements is that the Portfolio derive at least 90% of its gross income for each taxable year from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, other income derived with respect to its business of investing in such stock, securities or currencies or net income derived from interests in certain publicly traded partnerships ("Qualifying Income"). The Portfolio may seek to track the performance of the Dow Jones-UBS Commodity Index ("DJ-UBS Index") through investing in structured notes designed to track the performance of the DJ-UBS Index. The Portfolio has received a private letter ruling from the IRS which confirms that the Portfolio's use of certain types of structured notes designed to track the performance of the DJ-UBS Index produce Qualifying Income. In addition, the Portfolio may, through its investment in the Credit Suisse Cayman Commodity Fund II, Ltd., a wholly owned and controlled Cayman Islands subsidiary, ("the Subsidiary"), seek to track the performance of the DJ-UBS Index by the Subsidiary's investments in commodity-linked swaps and/or futures contracts. The Portfolio has obtained a private letter ruling from the IRS that its investment in the Subsidiary will produce Qualifying Income. If the Portfolio is unable to ensure continued qualification as a RIC, the Portfolio may be required to change its investment objective, policies or techniques, or may be liquidated. If the Portfolio fails to qualify as a RIC, the Portfolio will be subject to federal income tax on its net income and capital gains at regular corporate rates (without reduction for distributions to shareholders). If the Portfolio were to fail to qualify as a RIC and become subject to federal income tax, shareholders of the Portfolio would be subject to the risk of diminished returns. If the Portfolio should fail to qualify as a RIC, it would be considered as a single investment, which may result in variable contracts invested in the Portfolio not being treated as annuity, endowment or life insurance contracts under the Code. All income and gain inside the variable contracts would be taxed currently to the holders, and the contracts would remain subject to taxation as ordinary income thereafter, even if they become adequately diversified.

During June 2006, the FASB issued Interpretation 48 ("FIN 48" or the "Interpretation"), Accounting for Uncertainty in Income Taxes — an interpretation of FASB statement 109. The Portfolio has reviewed its current tax positions and

17

Credit Suisse Trust — Commodity Return Strategy Portfolio
Notes to Financial Statements (continued)
June 30, 2009 (unaudited)

Note 2. Significant Accounting Policies

has determined that no provision for income tax is required in the Portfolio's financial statements. The Portfolio's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

F) USE OF ESTIMATES — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

G) SHORT-TERM INVESTMENTS — The Portfolio, together with other funds/portfolios advised by Credit Suisse Asset Management, LLC ("Credit Suisse"), an indirect, wholly-owned subsidiary of Credit Suisse Group AG, pools available cash into a short-term variable rate time deposit issued by State Street Bank and Trust Company ("SSB"), the Portfolio's custodian. The short-term time deposit issued by SSB is a variable rate account classified as a short-term investment.

H) FUTURES — The Portfolio may enter into futures contracts to the extent permitted by its investment policies and objectives. Upon entering into a futures contract, the Portfolio is required to deposit cash and/or pledge U.S. Government securities as initial margin. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying instrument, are made or received by the Portfolio each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Portfolio's basis in the contract. Risks of entering into futures contracts for hedging purposes include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, the purchase of a futures contract involves the risk that the Portfolio could lose more than the original margin deposit and subsequent payments may be required for a futures transaction. At June 30, 2009, the Portfolio had no open futures contracts.

I) SWAPS — The Portfolio may enter into commodity index swaps for hedging purposes or to seek to increase total return. A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset or notional principal amount. The Portfolio will enter into commodity index swaps only on a net

18

Credit Suisse Trust — Commodity Return Strategy Portfolio
Notes to Financial Statements (continued)
June 30, 2009 (unaudited)

Note 2. Significant Accounting Policies

basis, which means that the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The loss incurred by the failure of a counterparty is generally limited to the net interest payment to be received by the Portfolio, and/or the termination value at the end of the contract. Therefore, the Portfolio considers the creditworthiness of each counterparty to a swap contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying reference asset or index.

The Portfolio may enter into total return swap contracts, involving commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transactions exceeds or falls short of the offsetting interest rate obligation, the Portfolio will receive a payment from or make a payment to the counterparty.

The Portfolio records unrealized gains or losses on a daily basis representing the value and the current net receivable or payable relating to open swap contracts. Net amounts received or paid on the swap contract are recorded as realized gains or losses. Fluctuations in the value of swap contracts are recorded for financial statement purposes as unrealized appreciation or depreciation of swap contracts. Realized gains and losses from terminated swaps are included in net realized gains/losses on swap contracts transactions. At June 30, 2009, the Portfolio had no outstanding swap contracts.

J) COMMODITY INDEX-LINKED NOTES — The Portfolio may invest in structured notes whose value is based on the price movements of a commodity index. The structured notes are often leveraged, increasing the volatility of each note's value relative to the change in the underlying linked financial element. The value of these notes will rise and fall in response to changes in the underlying commodity index. Structured notes may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the underlying commodity index. Structured notes may also be more volatile, less liquid, and more difficult to accurately price than less complex securities or more traditional debt securities. Fluctuations in the value of the structured notes are recorded as unrealized gains and losses in the accompanying financial statements. Net payments are recorded as interest income. These notes are subject to prepayment, credit and interest risks. The Portfolio has the option to request prepayment from the issuer. At maturity, or when a note is sold, the Portfolio records a realized gain or loss. At June 30,

19

Credit Suisse Trust — Commodity Return Strategy Portfolio
Notes to Financial Statements (continued)
June 30, 2009 (unaudited)

Note 2. Significant Accounting Policies

2009, the value of these securities comprised 12.8% of the Portfolio's net assets and resulted in unrealized appreciation of $3,191,963.

K) SECURITIES LENDING — Loans of securities are required at all times to be secured by collateral at least equal to 102% of the market value of domestic securities on loan (including any accrued interest thereon) and 105% of the market value of foreign securities on loan (including any accrued interest thereon). Cash collateral received by the Portfolio in connection with securities lending activity may be pooled together with cash collateral for other funds/portfolios advised by Credit Suisse and may be invested in a variety of investments, including funds advised by SSB, the Portfolio's securities lending agent, or money market instruments. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Portfolio had no securities out on loan during the six months ended June 30, 2009.

SSB has been engaged by the Portfolio to act as the Portfolio's securities lending agent. The Portfolio's securities lending arrangement provides that the Portfolio and SSB will share the net income earned from securities lending activities. Securities lending income is accrued as earned.

L) OTHER — The Portfolio may invest in securities of foreign countries and governments which involve certain risks in addition to those inherent in domestic investments. Such risks generally include, among others, currency risk (fluctuations in currency exchange rates), information risk (key information may be inaccurate or unavailable) and political risk (expropriation, nationalization or the imposition of capital or currency controls or punitive taxes). Other risks of investing in foreign securities include liquidity and valuation risks.

In the normal course of business the Portfolio trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an institution or other entity with which the Portfolio has unsettled or open transactions will default. The potential loss could exceed the value of the financial assets recorded in the financial statements. Financial assets, which potentially expose the Portfolio to credit risk, consist principally of cash due from counterparties and investments. The extent of the Portfolio's exposure to credit and counterparty risks in respect to these financial assets approximates their carrying value as recorded in the Portfolio's Statement of Assets and Liabilities.

20

Credit Suisse Trust — Commodity Return Strategy Portfolio
Notes to Financial Statements (continued)
June 30, 2009 (unaudited)

Note 2. Significant Accounting Policies

The Portfolio may be subject to taxes imposed by countries in which it invests with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Portfolio accrues such taxes when the related income is earned or gains are realized.

Note 3. Transactions with Affiliates and Related Parties

Credit Suisse serves as investment adviser for the Portfolio. For its investment advisory services, Credit Suisse is entitled to receive a fee from the Portfolio at an annual rate of 0.50% of the Portfolio's average daily net assets. For the six months ended June 30, 2009, investment advisory fees earned and voluntarily waived were $182,731 and $60,315, respectively. Fee waivers and expense reimbursements are voluntary and may be discontinued by Credit Suisse at any time.

Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of Credit Suisse, and SSB serve as co-administrators to the Portfolio. For its co-administrative services, CSAMSI currently receives a fee calculated at an annual rate of 0.09% of the Portfolio's average daily net assets. For the six months ended June 30, 2009, co-administrative services fees earned by CSAMSI were $32,892.

For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, calculated in total for all the Credit Suisse funds/portfolios co-administered by SSB and allocated based upon the relative average net assets of each fund/portfolio, subject to an annual minimum fee. For the six months ended June 30, 2009, co-administrative services fees earned by SSB (including out-of-pocket expenses) were $19,397.

In addition to serving as the Portfolio's co-administrator, CSAMSI currently serves as distributor of the Portfolio's shares. Pursuant to distribution plans adopted by the Portfolio pursuant to Rule 12b-1 under the 1940 Act, CSAMSI receives fees for its distribution services. These fees are calculated at an annual rate of 0.25% of the average daily net assets.

Merrill Corporation ("Merrill"), an affiliate of Credit Suisse, has been engaged by the Portfolio to provide certain financial printing and fulfillment services. For the six months ended June 30, 2009, Merrill was paid $6,529 for its services by the Portfolio.

Investment in Cayman Commodity Fund II, Ltd. The Portfolio may invest up to 25% of its total assets in the Subsidiary, which invests primarily in

21

Credit Suisse Trust — Commodity Return Strategy Portfolio
Notes to Financial Statements (continued)
June 30, 2009 (unaudited)

Note 3. Transactions with Affiliates and Related Parties

commodity and financial futures and options contracts, as well as fixed income securities and other investments intended to serve as margin or collateral for the Subsidiary's derivatives positions. The Portfolio wholly owns and controls the Subsidiary, and the Portfolio and Subsidiary are both managed by Credit Suisse.

The Portfolio does not consolidate the assets, liabilities, capital or operations of the Subsidiary into its financial statements. Rather, the Subsidiary is separately presented as an investment in the Portfolio's Schedule of Investments. Unrealized appreciation or depreciation on the Portfolio's investment in the Subsidiary is recorded in the Portfolio's Statement of Assets and Liabilities and Portfolio's Statement of Operations.

For tax purposes, the Subsidiary is an exempted Cayman investment company. The Subsidiary has received an undertaking from the Government of the Cayman Islands exempting it from all local income, profits and capital gains taxes through June of 2027. No such taxes are levied in the Cayman Islands at the present time. For U.S. income tax purposes, the Subsidiary is a Controlled Foreign Corporation and as such is not subject to U.S. income tax. However, as a wholly-owned Controlled Foreign Corporation, the Subsidiary's net income and capital gain, to the extent of its earnings and profits, will be included each year in the Portfolio's investment company taxable income.

	Beginning Shares	Additions	Reductions	Ending Shares	Dividend Income	Value of affiliates at 06/30/09
Credit Suisse Cayman Commodity Fund II, Ltd.	38,027,058	11,899,312	15,252,402	34,673,968	$—	$16,953,560

Note 4. Line of Credit

The Portfolio, together with other funds/portfolios advised by Credit Suisse (collectively, the "Participating Funds"), participates in a $50 million committed, unsecured line of credit facility ("Credit Facility") for temporary or emergency purposes with SSB. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at either the Overnight Federal Funds rate or the Overnight LIBOR rate plus a spread. At June 30, 2009, and during the six months ended June 30, 2009, the Portfolio had no borrowings under the Credit Facility.

22

Credit Suisse Trust — Commodity Return Strategy Portfolio
Notes to Financial Statements (continued)
June 30, 2009 (unaudited)

Note 5. Purchases and Sales of Securities

For the six months ended June 30, 2009, purchases and sales of investment securities (excluding short-term investments) and U.S. Government and Agency Obligations were as follows:

Investment Securities		U.S. Government/ Agency Obligations
Purchases	Sales	Purchases	Sales
$6,000,000	$8,462,355	$6,000,000	$0

Note 6. Capital Share Transactions

The Trust is authorized to issue an unlimited number of full and fractional shares of beneficial interest, $.001 par value per share. Transactions in capital shares of the Portfolio were as follows:

	For the Six Months Ended June 30, 2009 (unaudited)	For the Year Ended December 31, 2008
Shares sold	2,102,579	5,618,528
Shares issued in reinvestment of dividends and distributions	5,115	759,506
Shares redeemed	(308,254)	(1,430,308)
Net increase	1,799,440	4,947,726

On June 30, 2009, the number of shareholders that held 5% or more of the outstanding shares of the Portfolio was as follows:

Number of Shareholders	Approximate Percentage of Outstanding Shares
1	93%

Some of the shareholders are omnibus accounts, which hold shares on behalf of individual shareholders.

Note 7. Contingencies

In the normal course of business, the Portfolio may provide general indemnifications pursuant to certain contracts and organizational documents. The Portfolio's maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

23

Credit Suisse Trust — Commodity Return Strategy Portfolio
Notes to Financial Statements (continued)
June 30, 2009 (unaudited)

Note 8. Subsequent Events

In accordance with the provisions set forth in FASB Statement of Financial Accounting Standards No. 165 "Subsequent Events", adopted by the Portfolio as of June 30, 2009, management has evaluated the possibility of subsequent events existing in the Portfolio's financial statements through August 24, 2009. Management has determined that there are no material events that would require disclosure in the Portfolio's financial statements through this date.

24

Credit Suisse Trust — Commodity Return Strategy Portfolio
Notice of Privacy and Information Practices (unaudited)

At Credit Suisse, we know that you are concerned with how we protect and handle nonpublic personal information that identifies you. This notice is designed to help you understand what nonpublic personal information we collect from you and from other sources, and how we use that information in connection with your investments and investment choices that may be available to you. Except where otherwise noted, this notice is applicable only to consumers who are current or former investors, meaning individual persons whose investments are primarily for household, family or personal use ("individual investors"). Specified sections of this notice, however, also apply to other types of investors (called "institutional investors"). Where the notice applies to institutional investors, the notice expressly states so. This notice is being provided by Credit Suisse Funds, Credit Suisse Institutional Funds, and Credit Suisse Closed-End Funds. This notice applies solely to U.S. registered investment companies advised by Credit Suisse Asset Management, LLC.

Categories of information we may collect:

We may collect information about you, including nonpublic personal information, such as

•  Information we receive from you on applications, forms, agreements, questionnaires, Credit Suisse websites and other websites that are part of our investment program, or in the course of establishing or maintaining a customer relationship, such as your name, address, e-mail address, Social Security number, assets, income, financial situation; and

•  Information we obtain from your transactions and experiences with us, our affiliates, or others, such as your account balances or other investment information assets purchased and sold, and other parties to a transaction, where applicable.

Categories of information we disclose and parties to whom we disclose it:

•  We do not disclose nonpublic personal information about our individual investors, except as permitted or required by law or regulation. Whether you are an individual investor or institutional investor, we may share the information described above with our affiliates that perform services on our behalf, and with our asset management and private banking affiliates; as well as with unaffiliated third parties that perform services on our behalf, such as our accountants, auditors, attorneys, broker-dealers, fund administrators, and other service providers.

25

Credit Suisse Trust — Commodity Return Strategy Portfolio
Notice of Privacy and Information Practices (unaudited) (continued)

•  We want our investors to be informed about additional products or services. Whether you are an individual investor or an institutional investor, we may disclose information, including nonpublic personal information, regarding our transactions and experiences with you to our affiliates.

•  In addition, whether you are an individual investor or an institutional investor, we reserve the right to disclose information, including nonpublic personal information, about you to any person or entity, including without limitation any governmental agency, regulatory authority or self-regulatory organization having jurisdiction over us or our affiliates, if (i) we determine in our discretion that such disclosure is necessary or advisable pursuant to or in connection with any United States federal, state or local, or non-U.S., court order (or other legal process), law, rule, regulation, or executive order or policy, including without limitation any anti-money laundering law or the USA PATRIOT Act of 2001; and (ii) such disclosure is not otherwise prohibited by law, rule, regulation, or executive order or policy.

Confidentiality and security

•  To protect nonpublic personal information about individual investors, we restrict access to those employees and agents who need to know that information to provide products or services to us and to our investors. We maintain physical, electronic, and procedural safeguards to protect nonpublic personal information.

Other Disclosures

This notice is not intended to be incorporated in any offering materials, but is a statement of our current Notice of Privacy and Information Practices and may be amended from time to time. This notice is current as of May 12, 2009.

26

Credit Suisse Trust — Commodity Return Strategy Portfolio
Proxy Voting and Portfolio Holdings Information (unaudited)

Information regarding how the Portfolio voted proxies related to its portfolio securities during the 12 month period ended June 30 of each year, as well as the policies and procedures that the Portfolio uses to determine how to vote proxies relating to its portfolio securities are available:

•  By calling 1-800-222-8977

•  On the Portfolio's website, www.credit-suisse.com/us

•  On the website of the Securities and Exchange Commission, www.sec.gov.

The Portfolio files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Portfolio's Forms N-Q are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-202-551-8090.

27

■  CREDIT SUISSE
CAYMAN COMMODITY FUND II, LTD.

for the Six Months Ended June 30, 2009
(unaudited)

28

Credit Suisse Cayman Commodity Fund II, Ltd.
Schedule of Investments
June 30, 2009 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
UNITED STATES AGENCY OBLIGATIONS (55.8%)
$1,100	Fannie Mae Discount Notes	(AAA, Aaa)	09/02/09	0.200	$1,099,759
1,300	Fannie Mae Discount Notes	(AAA, Aaa)	10/06/09	0.215	1,299,492
800	Federal Home Loan Bank Discount Notes	(AAA, Aaa)	07/14/09	0.160	799,954
220	Federal Home Loan Bank Discount Notes‡‡	(AAA, Aaa)	07/28/09	0.520	219,914
1,000	Federal Home Loan Bank Discount Notes	(AAA, Aaa)	08/11/09	0.150	999,829
450	Federal Home Loan Bank Discount Notes	(AAA, Aaa)	08/28/09	0.180	449,870
1,000	Federal Home Loan Bank Discount Notes	(AAA, Aaa)	09/04/09	0.190	999,774
1,000	Federal Home Loan Bank Discount Notes	(AAA, Aaa)	09/11/09	0.210	999,750
500	Freddie Mac Discount Notes	(AAA, Aaa)	08/03/09	0.180	499,917
2,100	Freddie Mac Discount Notes^^	(AAA, Aaa)	08/17/09	0.180	2,099,507
TOTAL UNITED STATES AGENCY OBLIGATIONS (Cost $9,467,091)					9,467,766
SHORT-TERM INVESTMENT (6.2%)
1,049	State Street Bank and Trust Co. Euro Time Deposit (Cost $1,049,000)		07/01/09	0.010	1,049,000
TOTAL INVESTMENTS AT VALUE (62.0%) (Cost $10,516,091)					10,516,766
OTHER ASSETS IN EXCESS OF LIABILITIES (38.0%)					6,436,794
NET ASSETS (100.0%)					$16,953,560

†  Credit ratings given by the Standard & Poor's Division of the McGraw-Hill Companies, Inc. ("S&P") and Moody's Investors Service, Inc. ("Moody's") are unaudited.

‡‡  Collateral segregated for futures contracts.

^^  Collateral segregated for swap contracts.

See Accompanying Notes to Financial Statements.
29

Credit Suisse Cayman Commodity Fund II, Ltd.
Statement of Assets and Liabilities
June 30, 2009 (unaudited)

Assets
Investments at value (Cost $10,516,091) (Note 2)	$10,516,766
Cash	240
Cash segregated at brokers for swaps contracts	6,814,391
Variation margin receivable (Note 2)	3,480
Other assets	38,862
Total Assets	17,373,739
Liabilities
Unrealized depreciation on swaps	399,786
Other accrued expenses payable	20,393
Total Liabilities	420,179
Net Assets
Par value of participating shares (Note 4)	34,674
Paid-in capital (Note 4)	46,365,326
Undistributed net investment income	279,818
Accumulated net realized loss on investments, futures contracts and swap contracts	(29,940,982)
Net unrealized appreciation from investments, futures contracts and swap contracts	214,724
Net Assets	$16,953,560
Shares outstanding	34,673,968
Net asset value, offering price and redemption price per share	$0.49

See Accompanying Notes to Financial Statements.
30

Credit Suisse Cayman Commodity Fund II, Ltd.
Statement of Operations
For the Six Months Ended June 30, 2009 (unaudited)

Investment Income (Note 2)
Interest	$39,022
Expenses
Administrative services fees (Note 3)	4,633
Audit fees	12,240
Total expenses	16,873
Less: fees reimbursed (Note 3)	(16,873)
Net expenses	—
Net investment income	39,022
Net Realized and Unrealized Gain (Loss) from Investments, Futures Contracts and Swap Contracts
Net realized gain from investments	558
Net realized loss from futures contracts	(688,487)
Net realized gain from swap contracts	5,648,940
Net change in unrealized appreciation (depreciation) from investments, futures contracts and swap contracts	(1,726,508)
Net realized and unrealized gain from investments, futures contracts and swap contracts	3,234,503
Net increase in net assets resulting from operations	$3,273,525

See Accompanying Notes to Financial Statements.
31

Credit Suisse Cayman Commodity Fund II, Ltd.
Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2009 (unaudited)	For the Year Ended December 31, 2008
From Operations
Net investment income	$39,022	$220,652
Net realized gain (loss) from investments, futures contracts and swap contracts	4,961,011	(34,978,220)
Net change in unrealized appreciation (depreciation) from investments, futures contracts and swap contracts	(1,726,508)	1,952,023
Net increase (decrease) in net assets resulting from operations	3,273,525	(32,805,545)
From Capital Share Transactions (Note 6)
Proceeds from sale of shares	4,000,000	48,400,000
Net asset value of shares redeemed	(7,000,000)	—
Net increase (decrease) in net assets from capital share transactions	(3,000,000)	48,400,000
Net increase in net assets	273,525	15,594,455
Net Assets
Beginning of period	16,680,035	1,085,580
End of period (including undistributed net investment income of $279,818, and $240,796, respectively)	$16,953,560	$16,680,035

See Accompanying Notes to Financial Statements.
32

Credit Suisse Cayman Commodity Fund II, Ltd.
Notes to Financial Statements
June 30, 2009 (unaudited)

Note 1. Organization

Credit Suisse Cayman Commodity Fund II, Ltd. (the "Fund") is organized as a Cayman Islands Company. The Fund intends to carry on the business of an investment company. The Fund's investment manager is Credit Suisse Asset Management, LLC ("Credit Suisse"). As of June 30, 2009, 100% of the Fund's participating shares were owned by Credit Suisse Trust — Commodity Return Strategy Portfolio.

Note 2. Significant Accounting Policies

A) SECURITY VALUATION — The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the "Valuation Time"). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation. Swap contracts are generally valued at a price at which the counterparty to such contract would repurchase the instrument or terminate the contract. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Securities, options, futures contracts and other assets (including swaps and structured note agreements), for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund's Valuation Time but after the close of the securities' primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Directors to fair value certain securities. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

33

Credit Suisse Cayman Commodity Fund II, Ltd.
Notes to Financial Statements (continued)
June 30, 2009 (unaudited)

Note 2. Significant Accounting Policies

The Fund adopted Financial Accounting Standards Board ("FASB") Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•  Level 1 – quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2009 in valuing the Fund's investments carried at value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
United States Agency Obligations	$—	$9,467,766	$—	$9,467,766
Short-Term Investment	—	1,049,000	—	1,049,000
Other Financial Instruments*
Futures	613,836	—	—	613,836
Swaps	—	(399,786)	—	(399,786)
	$613,836	$10,116,980	$—	$10,730,816

*Other financial instruments include futures, forwards and swap contracts.

34

Credit Suisse Cayman Commodity Fund II, Ltd.
Notes to Financial Statements (continued)
June 30, 2009 (unaudited)

Note 2. Significant Accounting Policies

B) DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES — In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities ("FAS 161"), an amendment of FASB Statement No. 133. FAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about how and why a fund uses derivative instruments, how these affect a fund's financial position and results of operations.

Fair Values of Derivative Instruments as of June 30, 2009

	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
	Variation margin			Variation margin
	receivable, Net			payable, Net
Futures Contracts on	Assets — Unrealized			Assets — Unrealized
Commodities	Appreciation	$613,836	*	Depreciation	$0
Commodity Index Swaps	Net Assets — Unrealized Appreciation	0		Liabilities — Unrealized Depreciation	399,786
Total		$613,836			$399,786

*Includes cumulative appreciation/depreciation of futures contracts as reported in the Statement of Assets and Liabilities and Notes to Financial Statements. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.

Effect of Derivative Instruments on the Statement of Operations

Amount of Realized Gain (Loss) on Derivatives Recognized in Income Futures Contracts on Commodities	$(688,487)
Commodity Index Swaps	5,648,940
Total	$4,960,453
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income Futures Contracts on Commodities	$736,699
Commodity Index Swaps	(2,445,400)
Total	$(1,708,701)

The notional amount of futures contracts and commodity index swaps at period end are reflected in the Notes to Financial Statements and the volume of these open positions relative to the net assets of the Fund is generally representative of open positions throughout the reporting period for the Fund.

35

Credit Suisse Cayman Commodity Fund II, Ltd.
Notes to Financial Statements (continued)
June 30, 2009 (unaudited)

Note 2. Significant Accounting Policies

C) INCOME TAXES — The Fund has received an undertaking from the Government of the Cayman Islands exempting it from all local income, profits and capital gains taxes through June of 2027. No such taxes are levied in the Cayman Islands at the present time. The Fund is a Controlled Foreign Corporation under U.S. tax laws and as such is not subject to U.S. income tax. Therefore, the Fund is not required to record a tax provision.

During June 2006, the FASB issued Interpretation 48 ("FIN 48" or the "Interpretation"), Accounting for Uncertainty in Income Taxes — an interpretation of FASB statement 109. The Fund has reviewed its current tax positions and has determined that no provision for income tax is required in the Fund's financial statements.

D) SECURITY TRANSACTIONS AND INVESTMENT INCOME — Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method. Dividends are recorded on the ex-dividend date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

E) FUTURES — The Fund may enter into futures contracts to the extent permitted by its investment policies and objectives. The Fund may use futures contracts to gain exposure to, or hedge against changes in the value of commodities. Upon entering into a futures contract, the Fund is required to deposit cash and/or pledge U.S. Government securities as initial margin. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying instrument, are made or received by the Fund each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund's basis in the contract. Risks of entering into futures contracts for hedging purposes include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. In addition, the purchase of a futures contract involves the risk that the Fund could lose more than the original margin deposit and

36

Credit Suisse Cayman Commodity Fund II, Ltd.
Notes to Financial Statements (continued)
June 30, 2009 (unaudited)

Note 2. Significant Accounting Policies

subsequent payments may be required for a futures transaction. At June 30, 2009, the Fund had the following open futures contracts:

Contract Description	Unrealized Appreciation (Depreciation)
Contracts to Purchase
Energy	$612,850
$612,850
Contracts To Sell
Energy	$986
$986
Net unrealized appreciation	$613,836

F) USE OF ESTIMATES — The preparation of financial statements in conformity with accounting principals generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

G) SWAPS — The Fund may enter into commodity index swaps for hedging purposes or to seek to increase total return. A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset or notional principal amount. The Fund will enter into commodity index swaps only on a net basis, which means that the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The Fund's maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract's remaining life, to the extent that the amount is positive. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty. Therefore, the Fund considers the creditworthiness of each counterparty to a swap contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying reference asset or index.

37

Credit Suisse Cayman Commodity Fund II, Ltd.
Notes to Financial Statements (continued)
June 30, 2009 (unaudited)

Note 2. Significant Accounting Policies

The Fund may enter into total return swap contracts, involving commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transactions exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty.

The Fund records unrealized gains or losses on a daily basis representing the value and the current net receivable or payable relating to open swap contracts. Net amounts received or paid on the swap contract are recorded as realized gains or losses. Fluctuations in the value of swap contracts are recorded for financial statement purposes as unrealized appreciation or depreciation on swap contracts. Realized gains and losses from terminated swaps are included in net realized gains/losses on swap contracts transactions. At June 30, 2009, the Fund had the following outstanding swap contracts:

Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Unrealized Appreciation/ (Depreciation)
USD	13,812,019	7/27/2009	Barclays	Commodity Index Return	Fee plus Treasury Bill Rate	$(91,109)
USD	5,777,756	7/27/2009	Barclays	Commodity Index Return	Fee plus Treasury Bill Rate	(37,803)
USD	33,705,777	7/27/2009	Merrill Lynch	Commodity Index Return	Fee plus Treasury Bill Rate	(222,335)
USD	339,969	7/27/2009	Merrill Lynch	Commodity Index Return	Fee plus Treasury Bill Rate	(2,222)
USD	4,108,370	7/29/2009	Societe Generale	Commodity Index Return	Fee plus Treasury Bill Rate	(29,138)
USD	2,612,178	7/29/2009	Societe Generale	Commodity Index Return	Fee plus Treasury Bill Rate	(17,179)
						$(399,786)

Note 3. Transactions with Affiliates and Related Parties

Credit Suisse recognizes that it receives compensation for performing investment advisory services for the Credit Suisse Trust — Commodity Return Strategy Portfolio pursuant to a separate investment advisory agreement and agrees to receive no additional compensation for rendering its services to the Fund. During the period ended June 30, 2009, Credit Suisse voluntarily reimbursed the Fund $16,873 in Fund expenses. Reimbursements are voluntary and may be discontinued by Credit Suisse at any time.

State Street Bank and Trust Company ("SSB") serves as administrator to the Fund. For its administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, calculated in total for all the Credit Suisse funds/portfolios

38

Credit Suisse Cayman Commodity Fund II, Ltd.
Notes to Financial Statements (continued)
June 30, 2009 (unaudited)

Note 3. Transactions with Affiliates and Related Parties

co-administered by SSB and allocated based upon the relative average net assets of each fund/portfolio, subject to an annual minimum fee. For the six months ended June 30, 2009, administrative services fees earned by SSB were $4,633.

Note 4. Capital Share Transactions

The Fund issued 100,000 participating shares for $1,000,000 on July 27, 2007 in conjunction with the initial capitalization of the Fund. Capital transactions were as follows:

	For the Six Months Ended June 30, 2009 (unaudited)		For the Year Ended December 31, 2008
	Shares	Value	Shares	Value
Shares sold	11,899,312	$4,000,000	37,927,058	$48,400,000
Shares redeemed	(15,252,402)	(7,000,000)	—	—
Net increase (decrease)	(3,353,090)	$(3,000,000)	37,927,058	$48,400,000

Note 5. Financial Highlights

The following represents the total return of the Fund for the six months ended June 30, 2009 and the year ended December 31, 2008, respectively. Total returns were calculated based upon the daily returns of the Fund during the periods represented. The calculation has not been annualized for reporting purposes:

	For the Six Months Ended June 30, 2009 (unaudited)	For the Year Ended December 31, 2008
Total Return	11.36%	(95.95)%

The following represents certain financial ratios of the Fund for the periods noted. The computation of the net investment income and total expense ratios was based upon the daily net assets of the Fund during these periods. The calculations have been annualized for reporting purposes:

Ratio to Average Net Assets:	For the Six Months Ended June 30, 2009 (unaudited)	For the Year Ended December 31, 2008
Net investment income	0.48%	2.08%
Total expenses (before expense reimbursement)	0.21%	0.29%
Total expenses (after expense reimbursement)	0.00%	0.00%

Note 6. Contingencies

In the normal course of business, the Fund may provide general indemnifications pursuant to certain contracts and organizational documents.

39

Credit Suisse Cayman Commodity Fund II, Ltd.
Notes to Financial Statements (continued)
June 30, 2009 (unaudited)

Note 6. Contingencies

The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

Note 7. Subsequent Events

In accordance with the provisions set forth in FASB Statement of Financial Accounting Standards No. 165 "Subsequent Events", adopted by the Fund as of June 30, 2009, management has evaluated the possibility of subsequent events existing in the Fund's financial statements through August 24, 2009. Management has determined that there are no material events that would require disclosure in the Fund's financial statements through this date.

40

P.O. BOX 55030, BOSTON, MA 02205-5030

800-222-8977 ■ www.credit-suisse.com/us

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.  TRCOM-SAR-0609

CREDIT SUISSE FUNDS

Semiannual Report

June 30, 2009
(unaudited)

CREDIT SUISSE TRUST
■  INTERNATIONAL EQUITY FLEX I PORTFOLIO

Credit Suisse Trust (the "Trust") shares are not available directly to individual investors, but may be offered only through certain insurance products and pension and retirement plans.

The Trust's investment objectives, risks, charges and expenses (which should be considered carefully before investing), and more complete information about the Trust, are provided in the Prospectus, which should be read carefully before investing. You may obtain additional copies by calling 800-222-8977 or by writing to Credit Suisse Trust, P.O. Box 55030, Boston, MA 02205-5030.

Credit Suisse Asset Management Securities, Inc., Distributor, is located at Eleven Madison Avenue, New York, NY 10010. The Trust is advised by Credit Suisse Asset Management, LLC.

The views of the Portfolio's management are as of the date of the letter and the Portfolio holdings described in this document are as of June 30, 2009; these views and Portfolio holdings may have changed subsequent to these dates. Nothing in this document is a recommendation to purchase or sell securities.

Portfolio shares are not deposits or other obligations of Credit Suisse Asset Management, LLC ("Credit Suisse") or any affiliate, are not FDIC-insured and are not guaranteed by Credit Suisse or any affiliate. Portfolio investments are subject to investment risks, including loss of your investment.

Credit Suisse Trust — International Equity Flex I Portfolio
Semiannual Investment Adviser's Report
June 30, 2009 (unaudited)

July 24, 2009

Dear Shareholder:

On May 1, 2009, the Credit Suisse Trust — International Focus Portfolio became the Credit Suisse Trust — International Equity Flex I Portfolio (the "Portfolio"). Concurrently, the Portfolio's investment strategy changed to a "flexible 130/30" strategy whereby the Portfolio generally will hold (i) long positions, either directly or through derivatives, in an amount up to approximately 130% of its net assets and (ii) short positions, either directly or through derivatives, in an amount up to approximately 30% of its net assets.

Under the new "flex" investment strategy, the Portfolio will seek to outperform the MSCI EAFE Index Net Dividends (the "Benchmark"). The Benchmark is designed to measure the performance of equities in developed markets outside of North America, which include Europe, Australasia (Australia & New Zealand) and the Far East.

The Portfolio's investment approach has changed from a fundamental equity approach to one that uses quantitative portfolio management techniques. The portfolio manager will select securities for the Portfolio using proprietary quantitative models, which are designed to:

• forecast the expected relative return of stocks by analyzing a number of fundamental factors, including a company's relative valuation, use of capital, balance sheet quality, profitability, realized and expected growth potential and earnings and price momentum.

• identify stocks that are likely to suffer declines in price if market conditions deteriorate and either limit the Portfolio's overall long exposure or increase the Portfolio's overall short exposure to such low quality stocks.

• help determine the Portfolio's relative exposure to different industry sectors by analyzing sector performance under different market scenarios.

For the six-month period ended June 30, 2009, the Portfolio had a gain of 2.29%1 versus an increase of 7.95% for the Benchmark2 (net of dividends).

Market Review: A fairly positive period

The semiannual period ended June 30, 2009, was a fairly positive one. For example, although the MSCI World Index Net declined by 0.45% in June, its year-to-date performance was 6.35%. And the Benchmark was up 7.95% for the period. The Dow Jones Euro STOXX Index Net declined in June, but was up 2.92% for the year, and the FTSE All Share Index was up slightly at 0.81%.

1

Credit Suisse Trust — International Equity Flex I Portfolio
Semiannual Investment Adviser's Report (continued)
June 30, 2009 (unaudited)

Additionally, in Japan, the Topix Index Total Return gained 3.45% in June, bringing the year-to-date performance to 9.45%.

Strategic Review and Outlook: Stock selection will become more important going forward

On May 1, 2009, the Portfolio's investment strategy changed from an active, long-only strategy to a quantitative flex strategy, which allows long and short positions while maintaining an approximate 100% net long exposure. The term "flex" in the portfolio's name refers to the ability of the portfolio to vary from 100% to 130% in its long positions and from 0% to 30% in its short positions, based on market conditions. While the Portfolio intends to utilize short exposure, it may refrain completely under certain conditions.

The Portfolio will be managed by the Quantitative Equities Group within Credit Suisse Asset Management, LLC. The group has managed funds with a flex-style strategy since January 2007. The Quantitative Equities Group believes that removing the "long-only constraint" and instead utilizing a flex strategy should offer increased return potential for a given level of risk compared to a long-only portfolio.

For the period between January 1, 2009 and April 30, 2009, prior to adopting its new investment strategy, the Portfolio underperformed the Benchmark primarily due to defensive stock selection in the financials sector. For the period from May 1, 2009 to June 30, 2009, the Portfolio underperformed the Benchmark primarily due to stock selection in the materials and industrials sectors. It will take a few months to complete the transition from a fundamental equity approach to a quantitative equity approach and from a long-only strategy to a flex strategy. As of June 30, 2009, the Portfolio did not hold any short positions. At the end of the period, the Portfolio's largest overweight positions were in the telecommunications and energy sectors, while the greatest underweight positions were in the materials and industrials sectors.

We believe that macroeconomic factors will have less effect on the Portfolio going forward as the majority of the effects of federal stimulus packages and large bankruptcies are already factored into asset prices. The world is now adjusting to the new regime of government support and increased transparency. In our opinion, stock selection will be more important than macro bets in the coming months. Further, although we expect the market to remain difficult in the near term, we are comfortable with our proactive, long-term investment process going forward.

Jordan Low
Portfolio Manager

2

Credit Suisse Trust — International Equity Flex I Portfolio
Semiannual Investment Adviser's Report (continued)
June 30, 2009 (unaudited)

Short sales expose the portfolio to the risk that it will be required to cover its short position at a time when the securities have appreciated in value, thus resulting in a loss to the portfolio. The portfolio's loss on a short sale could theoretically be unlimited in a case where the portfolio is unable to close out its short position.

Derivatives are subject to a number of risks such as correlation risk, liquidity risk, interest-rate risk, market risk and credit risk. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the portfolio will engage in these transactions to reduce exposure to other risks when that would be beneficial.

The use of leverage subjects the portfolio to the risk of magnified capital losses that can occur when losses affect an asset base — enlarged by borrowings or the creation of liabilities — that exceeds the net assets of the portfolio. The net asset value of the portfolio when employing leverage will be more volatile and sensitive to market movements. Leverage may involve the creation of a liability that requires the portfolio to pay interest.

The portfolio bears the risk that the proprietary quantitative models used by the portfolio manager will not be successful in identifying securities that will help the portfolio achieve its investment objectives, causing the portfolio to underperform its benchmark or other funds with a similar investment objective.

Investing in small to medium-sized companies may be more volatile and less liquid than investments in larger companies.

Special situations are unusual developments that affect a company's market value. Examples include mergers, acquisitions and reorganizations. Securities of special-situation companies may decline in value if the anticipated benefits of the special situation do not materialize.

International investing entails special risk considerations, including currency fluctuations, lower liquidity, economic and political risks, and differences in accounting methods.

In addition to historical information, this report contains forward-looking statements, which may concern, among other things, domestic and foreign market, industry and economic trends and developments and government regulation and their potential impact on the Portfolio's investments. These statements are subject to risks and uncertainties and actual trends, developments and regulations in the future, and their

3

Credit Suisse Trust — International Equity Flex I Portfolio
Semiannual Investment Adviser's Report (continued)
June 30, 2009 (unaudited)

impact on the Portfolio could be materially different from those projected, anticipated or implied. The Portfolio has no obligation to update or revise forward-looking statements.

Average Annual Returns as of June 30, 20091

1 Year	5 Years	10 Years	Since Inception	Inception Date
(33.75)%	2.17%	(0.09)%	1.82%	6/30/95

Returns represent past performance and include change in share price and reinvestment of dividends and capital gains. Past performance cannot guarantee future results. The current performance of the Portfolio may be lower or higher than the figures shown. Returns and share price will fluctuate, and redemption value may be more or less than original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. Performance includes the effect of deducting expenses, but does not include charges and expenses attributable to any particular variable contract or plan. Accordingly, the Prospectus of the sponsoring Participating Insurance Company separate account or plan documents or other informational materials supplied by plan sponsors should be carefully reviewed for information on relevant charges and expenses. Excluding these charges and expenses from quotations of performance has the effect of increasing the performance quoted, and the effect of these charges should be considered when comparing performance to that of other mutual funds. Performance information current to the most recent month-end is available at www.credit-suisse.com/us.

The annualized gross and net expense ratios are 1.48%.

1  Fee waivers and/or expense reimbursements may reduce expenses for the Portfolio, without which performance would be lower. Waivers and/or reimbursements may be discontinued at any time.

2  The Morgan Stanley Capital International EAFE (Europe, Australasia, Far East) Index Net Dividends is a free float-adjusted market capitalization index that is designed to measure developed-market equity performance, excluding the U.S. and Canada. It is the exclusive property of Morgan Stanley Capital International Inc. Investors cannot invest directly in an index.

4

Credit Suisse Trust — International Equity Flex I Portfolio
Semiannual Investment Adviser's Report (continued)
June 30, 2009 (unaudited)

Information About Your Portfolio's Expenses

As an investor of the Portfolio, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Portfolio expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Portfolio and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six month period ended June 30, 2009.

The table illustrates your Portfolio's expenses in two ways:

• Actual Portfolio Return. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Portfolio using the Portfolio's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

• Hypothetical 5% Portfolio Return. This helps you to compare your Portfolio's ongoing expenses with those of other mutual funds using the Portfolio's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical portfolio return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

5

Credit Suisse Trust — International Equity Flex I Portfolio
Semiannual Investment Adviser's Report (continued)
June 30, 2009 (unaudited)

Expenses and Value for a $1,000 Investment
for the six month period ended June 30, 2009

Actual Portfolio Return
Beginning Account Value 1/1/09	$1,000.00
Ending Account Value 6/30/09	$1,022.90
Expenses Paid per $1,000*	$7.42
Hypothetical 5% Portfolio Return
Beginning Account Value 1/1/09	$1,000.00
Ending Account Value 6/30/09	$1,017.46
Expenses Paid per $1,000*	$7.40
Annualized Expense Ratio*	1.48%

*  Expenses are equal to the Portfolio's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year period, then divided by 365.

  The "Expenses Paid per $1,000" and the "Annualized Expense Ratio" in the tables are based on actual expenses paid by the Portfolio during the period, net of fee waivers and/or expense reimbursements. If those fee waivers and/or expense reimbursements had not been in effect, the Portfolio's actual expenses would have been higher. Expenses do not reflect additional charges and expenses that are, or may be, imposed under the variable contracts or plans. Such charges and expenses are described in the prospectus of the insurance company separate account or in the plan documents or other informational materials supplied by plan sponsors. The Portfolio's expenses should be considered with these charges and expenses in evaluating the overall cost of investing in the separate account.

For more information, please refer to the Portfolio's prospectus.

6

Credit Suisse Trust — International Equity Flex I Portfolio
Semiannual Investment Adviser's Report (continued)
June 30, 2009 (unaudited)

SECTOR BREAKDOWN*

*  Expressed as a percentage of total investments (excluding securities lending collateral if applicable) and may vary over time.

7

Credit Suisse Trust — International Equity Flex I Portfolio
Schedule of Investments
June 30, 2009 (unaudited)

	Number of Shares	Value
COMMON STOCKS (97.6%)
Asia (4.6%)
Diversified Financial Services (4.6%)
iShares MSCI Pacific ex-Japan Index Fund	63,900	$2,023,713
TOTAL ASIA		2,023,713
Australia (3.4%)
Diversified Financial Services (3.4%)
iShares MSCI Australia Index Fund	89,300	1,500,240
TOTAL AUSTRALIA		1,500,240
Austria (0.4%)
Building Products (0.0%)
Wienerberger AG*	28	348
Commercial Banks (0.0%)
Erste Group Bank AG	227	6,162
Raiffeisen International Bank Holding AG	495	17,277
		23,439
Construction & Engineering (0.0%)
Strabag SE BR§	33	732
Containers & Packaging (0.1%)
Mayr Melnhof Karton AG	396	33,446
Diversified Telecommunication Services (0.1%)
Telekom Austria AG	1,696	26,548
Electrical Equipment (0.0%)
Zumtobel AG	660	6,774
Insurance (0.0%)
Vienna Insurance Group	228	9,938
Metals & Mining (0.1%)
Voestalpine AG§	1,299	35,774
Oil, Gas & Consumable Fuels (0.1%)
OMV AG	944	35,484
Real Estate Management & Development (0.0%)
IMMOFINANZ AG*	947	1,951
TOTAL AUSTRIA		174,434
Belgium (1.1%)
Beverages (0.3%)
Anheuser-Busch InBev NV§	4,234	153,500
Chemicals (0.1%)
Solvay SA	523	44,238
Commercial Banks (0.1%)
Dexia SA*§	2,968	22,654
KBC Groep NV*	499	9,175
		31,829

See Accompanying Notes to Financial Statements.
8

Credit Suisse Trust — International Equity Flex I Portfolio
Schedule of Investments (continued)
June 30, 2009 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Belgium
Diversified Financial Services (0.2%)
Fortis*§	11,482	$39,309
Groupe Bruxelles Lambert SA	91	6,670
Nationale A Portefeuille	482	23,325
		69,304
Diversified Telecommunication Services (0.1%)
Belgacom SA§	1,108	35,427
Food & Staples Retailing (0.1%)
Delhaize Group	920	64,762
Pharmaceuticals (0.0%)
UCB SA	526	16,889
Wireless Telecommunication Services (0.2%)
Mobistar SA	1,332	82,232
TOTAL BELGIUM		498,181
Bermuda (0.0%)
Metals & Mining (0.0%)
Aquarius Platinum, Ltd.*	390	1,501
TOTAL BERMUDA		1,501
Cyprus (0.2%)
Commercial Banks (0.0%)
Bank of Cyprus Public Co., Ltd.	1,148	6,473
Energy Equipment & Services (0.2%)
ProSafe SE	17,504	88,060
TOTAL CYPRUS		94,533
Denmark (0.7%)
Beverages (0.0%)
Carlsberg AS Class B§	7	449
Chemicals (0.1%)
Novozymes AS B Shares	487	39,614
Commercial Banks (0.1%)
Danske Bank AS*§	1,898	32,739
Jyske Bank AS*	414	11,851
		44,590
Food Products (0.0%)
Danisco AS	450	17,631
Health Care Equipment & Supplies (0.0%)
William Demant Holding*	7	363
Insurance (0.1%)
Topdanmark AS*	124	14,481
TrygVesta AS§	492	29,017
		43,498

See Accompanying Notes to Financial Statements.
9

Credit Suisse Trust — International Equity Flex I Portfolio
Schedule of Investments (continued)
June 30, 2009 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Denmark
Marine (0.1%)
A P Moller - Maersk AS Class A	2	$11,720
A P Moller - Maersk AS Class B§	5	29,953
		41,673
Pharmaceuticals (0.3%)
H Lundbeck AS	1	19
Novo Nordisk AS Class B§	2,420	131,787
		131,806
TOTAL DENMARK		319,624
Finland (1.5%)
Communications Equipment (0.7%)
Nokia Oyj	21,999	322,175
Diversified Financial Services (0.1%)
Pohjola Bank PLC	4,122	33,021
Diversified Telecommunication Services (0.0%)
Elisa Oyj	995	16,395
Electric Utilities (0.2%)
Fortum Oyj§	2,844	64,814
Food & Staples Retailing (0.0%)
Kesko Oyj B Shares	427	11,308
Insurance (0.2%)
Sampo Oyj A Shares	3,930	74,297
Machinery (0.2%)
Kone Oyj Class B	780	23,948
Metso Oyj	2,069	38,726
Wartsila Oyj	1,416	45,715
		108,389
Metals & Mining (0.0%)
Rautaruukki Oyj	476	9,546
Paper & Forest Products (0.1%)
Stora Enso Oyj R Shares*	1,885	9,969
UPM-Kymmene Oyj	1,631	14,232
		24,201
Pharmaceuticals (0.0%)
Orion Oyj Class B	11	172
TOTAL FINLAND		664,318
France (9.1%)
Aerospace & Defense (0.1%)
Safran SA	1,817	24,062
Thales SA	11	494
Zodiac Aerospace§	1,108	36,140
		60,696

See Accompanying Notes to Financial Statements.
10

Credit Suisse Trust — International Equity Flex I Portfolio
Schedule of Investments (continued)
June 30, 2009 (unaudited)

	Number of Shares	Value
COMMON STOCKS
France
Airlines (0.0%)
Air France-KLM	483	$6,194
Auto Components (0.0%)
Compagnie Generale des Etablissements Michelin Class B	2	115
Valeo SA*	403	7,441
		7,556
Automobiles (0.2%)
PEUGEOT SA*§	574	15,151
Renault SA*§	1,443	53,306
		68,457
Beverages (0.1%)
Pernod-Ricard SA§	461	29,142
Building Products (0.3%)
Cie de Saint-Gobain§	3,787	127,405
Capital Markets (0.0%)
Union Financiere de France BQE SA	160	5,641
Chemicals (0.4%)
Air Liquide SA	1,347	123,577
Rhodia SA*§	8,457	64,266
		187,843
Commercial Banks (1.3%)
BNP Paribas	4,872	317,668
Credit Agricole SA§	8,286	103,877
Natixis*	2,188	4,258
Societe Generale	2,804	153,891
		579,694
Commercial Services & Supplies (0.1%)
Societe BIC SA	418	24,065
Communications Equipment (0.1%)
Alcatel-Lucent*§	14,828	37,179
Construction & Engineering (0.3%)
Bouygues SA	465	17,583
Eiffage SA§	115	6,720
Vinci SA	2,673	120,599
		144,902
Construction Materials (0.1%)
Lafarge SA*§	595	40,477
Diversified Financial Services (0.0%)
Fimalac	94	5,163
Diversified Telecommunication Services (0.5%)
France Telecom SA	10,134	230,551

See Accompanying Notes to Financial Statements.
11

Credit Suisse Trust — International Equity Flex I Portfolio
Schedule of Investments (continued)
June 30, 2009 (unaudited)

	Number of Shares	Value
COMMON STOCKS
France
Electric Utilities (0.2%)
EDF SA	1,403	$68,496
Electrical Equipment (0.5%)
Alstom SA§	976	57,943
Legrand SA	1,124	24,593
Schneider Electric SA	1,536	117,545
		200,081
Energy Equipment & Services (0.1%)
Cie Generale de Geophysique-Veritas*	477	8,634
Technip SA	810	39,935
		48,569
Food Products (0.1%)
Danone	296	14,675
LDC	58	6,706
		21,381
Hotels, Restaurants & Leisure (0.1%)
Accor SA§	653	26,013
Independent Power Producers & Energy Traders (0.1%)
Sechilienne-Sidec	1,010	35,143
Insurance (0.8%)
AXA SA§	5,560	105,218
CNP Assurances	1,356	129,723
SCOR SE	6,220	127,780
		362,721
IT Services (0.0%)
Atos Origin SA*	6	204
Machinery (0.1%)
Vallourec SA§	394	48,151
Media (0.4%)
M6-Metropole Television§	1,521	28,842
PagesJaunes Groupe§	2,107	20,538
Publicis Groupe§	1,143	34,988
Vivendi	3,768	90,433
		174,801
Multi-Utilities (0.1%)
Suez Environnement SA	31	543
Veolia Environnement§	1,757	51,941
		52,484
Multiline Retail (0.1%)
PPR	479	39,261

See Accompanying Notes to Financial Statements.
12

Credit Suisse Trust — International Equity Flex I Portfolio
Schedule of Investments (continued)
June 30, 2009 (unaudited)

	Number of Shares	Value
COMMON STOCKS
France
Office Electronics (0.1%)
Neopost SA	721	$64,914
Oil, Gas & Consumable Fuels (1.4%)
Total SA§	11,141	603,760
Personal Products (0.2%)
L'Oreal SA§	1,282	96,218
Pharmaceuticals (0.9%)
Ipsen SA§	3	131
Sanofi-Aventis SA	6,891	407,128
		407,259
Professional Services (0.0%)
Bureau Veritas SA§	210	10,342
Real Estate Investment Trusts (0.0%)
Societe Immobiliere de Location pour l'Industrie et le Commerce	82	7,254
Unibail-Rodamco SE§	13	1,943
		9,197
Textiles, Apparel & Luxury Goods (0.4%)
Christian Dior SA	563	42,168
Hermes International	121	16,844
LVMH Moet Hennessy Louis Vuitton SA§	1,347	103,291
		162,303
Transportation Infrastructure (0.0%)
Aeroports de Paris	4	294
Societe Des Autoroutes Paris-Rhin-Rhone	1	68
		362
TOTAL FRANCE		3,986,625
Germany (8.5%)
Aerospace & Defense (0.2%)
MTU Aero Engines Holding AG	1,972	72,046
Airlines (0.1%)
Deutsche Lufthansa AG§	3,806	47,791
Automobiles (0.8%)
Bayerische Motoren Werke AG§	387	14,617
Daimler AG§	5,484	199,126
Volkswagen AG§	462	156,495
		370,238
Capital Markets (0.5%)
Deutsche Bank AG§	3,326	202,161

See Accompanying Notes to Financial Statements.
13

Credit Suisse Trust — International Equity Flex I Portfolio
Schedule of Investments (continued)
June 30, 2009 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Germany
Chemicals (1.1%)
BASF SE§	6,891	$274,509
K+S AG	891	50,250
Linde AG	1,547	127,072
Symrise AG	186	2,754
Wacker Chemie AG	162	18,705
		473,290
Construction & Engineering (0.0%)
Hochtief AG	314	15,854
Construction Materials (0.1%)
HeidelbergCement AG§	516	21,243
Diversified Financial Services (0.8%)
Allianz SE	3,020	278,574
Deutsche Boerse AG	876	68,165
		346,739
Diversified Telecommunication Services (0.5%)
Deutsche Telekom AG§	17,042	201,450
Electric Utilities (0.8%)
E.ON AG§	9,919	352,052
Electrical Equipment (0.0%)
Q-Cells SE*	4	82
Solarworld AG§	528	12,494
		12,576
Food & Staples Retailing (0.0%)
Metro AG	391	18,679
Food Products (0.1%)
Suedzucker AG	1,011	20,488
Household Durables (0.1%)
Rational AG	185	21,320
Household Products (0.0%)
Henkel AG & Co. KGaA	209	5,637
Industrial Conglomerates (0.8%)
Siemens AG	5,153	356,290
Insurance (0.5%)
Hannover Rueckversicherung AG*	480	17,742
Muenchener Rueckversicherungs AG	1,616	218,298
		236,040
Internet & Catalog Retail (0.0%)
Takkt AG	1,442	15,356
Internet Software & Services (0.0%)
United Internet AG*§	37	435

See Accompanying Notes to Financial Statements.
14

Credit Suisse Trust — International Equity Flex I Portfolio
Schedule of Investments (continued)
June 30, 2009 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Germany
Machinery (0.1%)
GEA Group AG	19	$288
Heidelberger Druckmaschinen AG	1,576	8,800
MAN SE	749	46,079
Wacker Neuson SE	579	5,401
		60,568
Metals & Mining (0.2%)
Salzgitter AG	414	36,485
ThyssenKrupp AG§	2,853	71,065
		107,550
Multi-Utilities (0.7%)
RWE AG	3,962	312,395
Pharmaceuticals (0.3%)
Bayer AG§	2,832	152,170
Semiconductors & Semiconductor Equipment (0.0%)
Infineon Technologies AG*	728	2,650
Software (0.7%)
SAP AG	5,443	219,421
Software AG	1,050	74,473
		293,894
Textiles, Apparel & Luxury Goods (0.1%)
Puma AG Rudolf Dassler Sport	130	28,467
Transportation Infrastructure (0.0%)
Fraport AG Frankfurt Airport Services Worldwide	3	129
TOTAL GERMANY		3,747,508
Greece (0.5%)
Capital Markets (0.0%)
Marfin Investment Group SA*	2,966	12,726
Commercial Banks (0.3%)
National Bank of Greece SA*	4,166	115,553
Piraeus Bank SA*	44	438
		115,991
Construction Materials (0.0%)
Titan Cement Co. SA	754	19,895
Diversified Telecommunication Services (0.2%)
Hellenic Telecommunications Organization SA	4,436	67,826
TOTAL GREECE		216,438
Hong Kong (1.2%)
Diversified Financial Services (1.2%)
iShares MSCI Hong Kong Index Fund	37,300	512,502
TOTAL HONG KONG		512,502

See Accompanying Notes to Financial Statements.
15

Credit Suisse Trust — International Equity Flex I Portfolio
Schedule of Investments (continued)
June 30, 2009 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Ireland (0.2%)
Airlines (0.0%)
Ryanair Holdings PLC*	2,143	$9,904
Construction Materials (0.2%)
CRH PLC	3,130	71,671
Food Products (0.0%)
Kerry Group PLC Class A	2	46
Pharmaceuticals (0.0%)
Elan Corp. PLC*§	1,925	12,452
TOTAL IRELAND		94,073
Italy (3.0%)
Aerospace & Defense (0.0%)
Finmeccanica SpA	1,113	15,693
Capital Markets (0.1%)
Mediobanca SpA	2,640	31,455
Commercial Banks (0.7%)
Banca Carige SpA	16	44
Banca Monte dei Paschi di Siena SpA§	12,771	20,639
Intesa Sanpaolo SpA*	25,495	82,376
UniCredit SpA*§	83,614	211,453
		314,512
Construction Materials (0.0%)
Cementir Holding SpA	605	2,312
Italcementi SpA§	1,220	13,967
		16,279
Diversified Telecommunication Services (0.2%)
Telecom Italia SpA§	60,457	83,810
Electric Utilities (0.4%)
Enel SpA§	37,807	184,544
Iride SpA	1,060	1,836
Terna Rete Elettrica Nazionale SpA§	4,365	14,555
		200,935
Energy Equipment & Services (0.1%)
Saipem SpA	1,594	38,938
Food Products (0.1%)
Parmalat SpA	9,331	22,534
Gas Utilities (0.1%)
Snam Rete Gas SpA	10,083	44,286
Hotels, Restaurants & Leisure (0.0%)
Lottomatica SpA	15	290

See Accompanying Notes to Financial Statements.
16

Credit Suisse Trust — International Equity Flex I Portfolio
Schedule of Investments (continued)
June 30, 2009 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Italy
Insurance (0.2%)
Alleanza Assicurazioni SpA	4,811	$33,058
Assicurazioni Generali SpA	3,314	69,011
Mediolanum SpA	478	2,553
Premafin Finanziaria SpA*	3,846	4,964
Unipol Gruppo Finanziario SpA*	1,732	2,032
		111,618
Media (0.1%)
Mediaset SpA	5,006	28,101
Oil, Gas & Consumable Fuels (1.0%)
ENI SpA	17,584	416,980
Saras SpA	1,697	4,844
		421,824
TOTAL ITALY		1,330,275
Japan (23.9%)
Air Freight & Logistics (0.1%)
Yamato Holdings Co., Ltd.§	2,000	26,550
Airlines (0.0%)
Japan Airlines Corp.*	384	740
Auto Components (0.3%)
Aisin Seiki Co., Ltd.§	400	8,628
Bridgestone Corp.§	1,592	24,899
Denso Corp.§	1,775	45,427
Imasen Electric Industrial	283	3,061
Nissin Kogyo Co., Ltd.	106	1,350
NOK Corp.	1,500	17,402
SNT Corp.	500	1,486
TBK Co., Ltd.	1,000	1,781
Tigers Polymer Corp.	300	1,258
U-Shin, Ltd.	2,900	14,642
Unipres Corp.§	556	6,156
Yorozu Corp.	1,300	14,337
		140,427
Automobiles (2.3%)
Daihatsu Motor Co., Ltd.§	1,990	18,469
Fuji Heavy Industries, Ltd.§	6,521	26,305
Honda Motor Co., Ltd.§	8,400	230,732
Isuzu Motors, Ltd.	15,089	24,170
Mazda Motor Corp.§	1,928	4,923
Nissan Motor Co., Ltd.	17,300	104,828
Suzuki Motor Corp.	2,659	59,529
Toyota Motor Corp.§	14,100	532,396
Yamaha Motor Co., Ltd.	1,264	14,020
		1,015,372

See Accompanying Notes to Financial Statements.
17

Credit Suisse Trust — International Equity Flex I Portfolio
Schedule of Investments (continued)
June 30, 2009 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Japan
Beverages (0.1%)
Asahi Breweries, Ltd.	400	$5,723
Kirin Holdings Co., Ltd.§	3,959	55,148
		60,871
Building Products (0.2%)
Asahi Glass Co., Ltd.§	2,000	15,995
Daikin Industries, Ltd.§	801	25,739
JS Group Corp.	700	10,786
Nippon Hume Corp.	1,000	3,019
Nippon Sheet Glass Co., Ltd.	5,408	15,734
		71,273
Capital Markets (0.5%)
Daiwa Securities Group, Inc.§	5,000	29,665
Matsui Securities Co., Ltd.§	10,898	98,670
Nomura Holdings, Inc.§	8,500	71,636
SBI Holdings, Inc.§	118	23,926
		223,897
Chemicals (0.8%)
Asahi Kasei Corp.§	9,000	45,593
Co-Op Chemical Co., Ltd.§	14,000	29,384
DIC Corp.	13,000	20,276
JSP Corp.	900	6,844
Kansai Paint Co., Ltd.	4,000	28,615
Katakura Chikkarin Co., Ltd.	1,962	6,949
Koatsu Gas Kogyo Co., Ltd.	2,000	10,304
Mitsubishi Chemical Holdings Corp.§	11,437	48,300
Mitsubishi Gas Chemical Co., Inc.	15	82
Mitsubishi Rayon Co., Ltd.	24	70
Nippon Kayaku Co., Ltd.	1,000	6,876
Sekisui Plastics Co., Ltd.	3,000	10,828
Shin-Etsu Chemical Co., Ltd.	1,900	87,983
Showa Denko KK§	9,000	16,027
Sumitomo Chemical Co., Ltd.	524	2,353
Tokuyama Corp.	1,347	9,872
Toray Industries, Inc.	423	2,150
Tosoh Corp.	171	483
Ube Industries, Ltd.	6,979	19,446
		352,435
Commercial Banks (2.2%)
Bank of the Ryukyus, Ltd.	2,018	23,930
Chuo Mitsui Trust Holdings, Inc.	12,000	45,653
Fukuoka Financial Group, Inc.	11,628	51,922
Hokuhoku Financial Group, Inc.	9,944	24,887
Mitsubishi UFJ Financial Group, Inc.	53,007	326,798
Mizuho Financial Group, Inc.§	57,626	133,676

See Accompanying Notes to Financial Statements.
18

Credit Suisse Trust — International Equity Flex I Portfolio
Schedule of Investments (continued)
June 30, 2009 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Japan
Commercial Banks
Resona Holdings, Inc.§	3,287	$46,003
Sapporo Hokuyo Holdings, Inc.*	16	46
Seven Bank, Ltd.	4	10,473
Shinsei Bank, Ltd.*§	10,339	16,481
Sumitomo Mitsui Financial Group, Inc.§	3,934	158,943
The Chiba Bank, Ltd.	4,000	26,065
The Hachijuni Bank, Ltd.	677	3,819
The Nishi-Nippon City Bank, Ltd.§	21,000	52,971
The Sumitomo Trust & Banking Co., Ltd.	5,900	31,609
The Tohoku Bank, Ltd.	3,000	4,874
Yamaguchi Financial Group, Inc.	987	12,997
		971,147
Commercial Services & Supplies (0.4%)
Dai Nippon Printing Co., Ltd.§	2,000	27,341
Itoki Corp.	500	1,412
Nichiban Co., Ltd.	3,000	9,300
Nippon Kucho Service Co., Ltd.	300	2,291
Secom Co., Ltd.	1,740	70,509
Toppan Printing Co., Ltd.	6,000	60,356
		171,209
Communications Equipment (0.0%)
Denki Kogyo Co., Ltd.	3,009	15,135
Saxa Holdings, Inc.*	1,000	1,799
		16,934
Computers & Peripherals (0.4%)
Fujitsu, Ltd.§	13,000	70,509
Japan Digital Laboratory Co., Ltd.	400	5,056
NEC Corp.*§	13,446	52,513
Seiko Epson Corp.§	300	4,888
Toshiba Corp.§	11,329	40,981
		173,947
Construction & Engineering (0.1%)
Ando Corp.	2,000	3,139
Asanuma Corp.*	3,789	3,992
Daiwa Odakyu Construction Co.	500	1,119
Kajima Corp.§	4,000	12,433
Kinden Corp.	1,000	8,774
Obayashi Corp.	2,000	9,775
Shimizu Corp.	1,000	4,334
Taihei Kogyo Co., Ltd.	1,871	5,982
Totetsu Kogyo Co., Ltd.	943	5,713
		55,261

See Accompanying Notes to Financial Statements.
19

Credit Suisse Trust — International Equity Flex I Portfolio
Schedule of Investments (continued)
June 30, 2009 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Japan
Construction Materials (0.0%)
Okabe Co., Ltd.	380	$1,553
Shinagawa Refractories Co., Ltd.	2,205	5,990
Taiheiyo Cement Corp.§	6,689	11,445
		18,988
Consumer Finance (0.1%)
Acom Co., Ltd.§	281	6,992
Aiful Corp.§	400	1,532
Credit Saison Co., Ltd.§	800	10,132
ORIX Corp.	500	29,714
Takefuji Corp.	7	38
		48,408
Containers & Packaging (0.0%)
Tomoku Co., Ltd.	2,000	3,981
Toyo Seikan Kaisha, Ltd.	300	6,337
		10,318
Distributors (0.0%)
Naigai Co., Ltd.*	528	316
Diversified Consumer Services (0.1%)
Benesse Corp.	600	24,021
Tac Co., Ltd.	2,000	8,608
		32,629
Diversified Financial Services (0.0%)
Daiko Clearing Services Corp.	63	383
Fuyo General Lease Co., Ltd.	100	2,215
Mitsubishi UFJ Lease & Finance Co., Ltd.§	382	12,434
		15,032
Diversified Telecommunication Services (0.8%)
Nippon Telegraph & Telephone Corp.	8,131	330,623
Electric Utilities (1.3%)
Chubu Electric Power Co., Inc.§	5,400	124,513
Hokuriku Electric Power Co.§	2,213	50,535
Kyushu Electric Power Co., Inc.§	5,700	122,482
The Kansai Electric Power Co., Inc.	2,000	44,048
The Tokyo Electric Power Co., Inc.§	6,500	166,864
Tohoku Electric Power Co., Inc.	2,100	43,799
		552,241
Electrical Equipment (0.5%)
Chiyoda Integre Co., Ltd.	1,100	12,617
Furukawa Electric Co., Ltd.§	7,000	31,441
Mitsubishi Electric Corp.	8,921	56,294
Panasonic Electric Works Co., Ltd.	1,000	9,437

See Accompanying Notes to Financial Statements.
20

Credit Suisse Trust — International Equity Flex I Portfolio
Schedule of Investments (continued)
June 30, 2009 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Japan
Electrical Equipment
Sumitomo Electric Industries, Ltd.	7,300	$81,719
Toko Electric Corp.	703	2,201
Ushio, Inc.§	445	7,088
		200,797
Electronic Equipment, Instruments & Components (1.1%)
Citizen Holdings Co., Ltd.	2,495	12,757
FUJIFILM Holdings Corp.§	1,400	44,485
Hirose Electric Co., Ltd.	299	31,850
Hitachi, Ltd.	28,000	87,001
Hosiden Corp.	2,673	34,136
HOYA Corp.	2,200	44,002
Ibiden Co., Ltd.	100	2,799
Keyence Corp.	191	38,852
Kyocera Corp.	598	44,824
Mitsumi Electric Co., Ltd.	898	19,153
Murata Manufacturing Co., Ltd.§	1,177	50,155
Nidec Corp.§	293	17,807
ONO Sokki Co., Ltd.	761	3,315
Satori Electric Co., Ltd.	900	5,283
Shimadzu Corp.§	1,945	15,517
TDK Corp.	600	28,123
Yokogawa Electric Corp.	690	4,643
		484,702
Food & Staples Retailing (0.7%)
Aeon Co., Ltd.§	1,700	16,748
CVS Bay Area, Inc.	536	827
FamilyMart Co., Ltd.	1,300	40,785
Lawson, Inc.§	2,000	87,895
S Foods, Inc.	1,000	8,040
Seven & I Holdings Co., Ltd.	4,300	100,689
Universe Co., Ltd.	700	8,665
UNY Co., Ltd.	4,000	34,124
Yamaya Corp.	300	2,144
		299,917
Food Products (0.4%)
Ajinomoto Co., Inc.	28	221
Kyokuyo Co., Ltd.	3,000	6,238
Nisshin Seifun Group, Inc.	2,500	29,657
NISSIN FOODS HOLDINGS Co., Ltd.	5	151
QP Corp.	4,100	42,615
Toyo Suisan Kaisha, Ltd.	1,000	20,571
Warabeya Nichiyo Co., Ltd.	2,000	23,927
Yaizu Suisankagaku Industry Co., Ltd.	79	819
Yamazaki Baking Co., Ltd.§	3,934	44,371
		168,570

See Accompanying Notes to Financial Statements.
21

Credit Suisse Trust — International Equity Flex I Portfolio
Schedule of Investments (continued)
June 30, 2009 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Japan
Gas Utilities (0.1%)
Tokyo Gas Co., Ltd.	16,000	$57,070
Health Care Equipment & Supplies (0.1%)
Aloka Co., Ltd.	300	3,242
Eiken Chemical Co., Ltd.	600	5,113
Olympus Corp.	373	8,770
Terumo Corp.§	988	43,490
		60,615
Health Care Providers & Services (0.0%)
Mediceo Paltac Holdings Co., Ltd.	10	114
Suzuken Co., Ltd.	3	87
		201
Hotels, Restaurants & Leisure (0.1%)
McDonald's Holdings Co. Japan, Ltd.§	541	10,030
Oriental Land Co. Japan, Ltd.§	400	26,778
		36,808
Household Durables (0.8%)
Casio Computer Co., Ltd.§	2,729	24,405
Foster Electric Co., Ltd.	300	3,408
Makita Corp.§	498	12,032
Panasonic Corp.§	10,704	143,986
Sanyo Electric Co., Ltd.*§	4,282	11,073
Sharp Corp.§	2,999	31,064
Sony Corp.§	5,426	141,339
Suminoe Textile Co., Ltd.	3,000	4,207
		371,514
Household Products (0.2%)
Kao Corp.	3,000	65,180
Independent Power Producers & Energy Traders (0.0%)
Electric Power Development Co., Ltd.§	300	8,499
Insurance (0.7%)
Aioi Insurance Co., Ltd.	3,995	18,180
Mitsui Sumitomo Insurance Group Holdings, Inc.	2,100	54,852
Nipponkoa Insurance Co., Ltd.	5,000	29,044
Nissay Dowa General Insurance Co., Ltd.	5,256	25,351
Sompo Japan Insurance, Inc.	7,983	53,113
T&D Holdings, Inc.§	539	15,376
Tokio Marine Holdings, Inc.	3,264	89,479
		285,395
Internet & Catalog Retail (0.1%)
ASKUL Corp.	688	11,128
Rakuten, Inc.§	53	31,887
		43,015

See Accompanying Notes to Financial Statements.
22

Credit Suisse Trust — International Equity Flex I Portfolio
Schedule of Investments (continued)
June 30, 2009 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Japan
Internet Software & Services (0.0%)
Yahoo! Japan Corp.	33	$10,479
IT Services (0.1%)
CAC Corp.	200	1,442
NTT Data Corp.	12	38,675
		40,117
Leisure Equipment & Products (0.3%)
Daikoku Denki Co., Ltd.	1,400	18,617
Namco Bandai Holdings, Inc.§	1,400	15,331
Nikon Corp.	1,928	33,304
Sankyo Co., Ltd.	587	31,264
Shimano, Inc.	600	23,017
Tamron Co., Ltd.	200	2,735
		124,268
Machinery (1.1%)
Amada Co., Ltd.	3,000	18,563
Daiwa Industries, Ltd.	1,000	4,607
Fanuc, Ltd.§	892	71,370
IHI Corp.*	4,000	6,899
JTEKT Corp.§	1,099	11,090
Kawasaki Heavy Industries, Ltd.§	4,000	11,001
Komatsu, Ltd.	2,297	35,410
Kubota Corp.§	6,000	49,333
Minebea Co., Ltd.§	5,967	25,355
Mitsubishi Heavy Industries, Ltd.§	16,000	66,110
Mitsui Engineering & Shipbuilding Co., Ltd.§	7,989	18,736
Miyachi Corp.	1,200	8,127
Nachi-Fujikoshi Corp.§	11,723	24,049
NGK Insulators, Ltd.	1,009	20,533
NSK, Ltd.§	2,904	14,678
NTN Corp.	5,896	23,579
Obara Corp.	1,700	16,102
Ryobi, Ltd.	726	1,907
SMC Corp.	160	17,153
Sumitomo Heavy Industries, Ltd.§	2,977	13,223
THK Co., Ltd.	282	4,197
		462,022
Marine (0.2%)
Kawasaki Kisen Kaisha, Ltd.	2,000	8,191
Mitsui OSK Lines, Ltd.	5,000	32,262
Nippon Yusen KK§	15,935	68,512
		108,965

See Accompanying Notes to Financial Statements.
23

Credit Suisse Trust — International Equity Flex I Portfolio
Schedule of Investments (continued)
June 30, 2009 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Japan
Media (0.1%)
Amuse, Inc.	1,300	$13,091
Gakken Co., Ltd.	3,000	5,808
Hakuhodo DY Holdings, Inc.	31	1,668
Intage, Inc.	100	1,534
Jupiter Telecommunications Co., Ltd.	28	21,206
SKY Perfect JSAT Holdings, Inc.	15	5,711
		49,018
Metals & Mining (1.0%)
DOWA HOLDINGS Co., Ltd.	1,000	4,144
JFE Holdings, Inc.§	2,500	83,863
Kobe Steel, Ltd.§	7,911	14,711
Maruichi Steel Tube, Ltd.§	299	5,630
Mitsubishi Materials Corp.§	19,505	60,632
Nakayama Steel Works, Ltd.	2,000	4,737
Nippon Denko Co., Ltd.	696	4,617
Nippon Steel Corp.§	19,000	72,627
Sumitomo Metal Industries, Ltd.	16,843	44,704
Sumitomo Metal Mining Co., Ltd.§	2,000	28,052
Tokyo Steel Manufacturing Co., Ltd.§	3,584	43,557
Tokyo Tekko Co., Ltd.	3,785	14,146
Topy Industries, Ltd.	9,000	17,038
Yamato Kogyo Co., Ltd.§	900	26,454
		424,912
Multiline Retail (0.0%)
Isetan Mitsukoshi Holdings, Ltd.	795	8,076
Office Electronics (0.7%)
Canon, Inc.§	7,288	237,685
Konica Minolta Holdings, Inc.	5,000	52,161
Ricoh Co., Ltd.§	3,000	38,587
		328,433
Oil, Gas & Consumable Fuels (0.5%)
Cosmo Oil Co., Ltd.	6,657	22,503
Idemitsu Kosan Co., Ltd.	432	36,953
INPEX Corp.	7	55,725
Kanto Natural Gas Development, Ltd.	1,000	5,902
TonenGeneral Sekiyu KK§	10,886	110,626
		231,709
Paper & Forest Products (0.0%)
OJI Paper Co., Ltd.	44	189
Pharmaceuticals (1.1%)
Astellas Pharma, Inc.	3,935	138,737
Daiichi Sankyo Co., Ltd.§	3,132	55,818
Eisai Co., Ltd.	1,118	39,633

See Accompanying Notes to Financial Statements.
24

Credit Suisse Trust — International Equity Flex I Portfolio
Schedule of Investments (continued)
June 30, 2009 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Japan
Pharmaceuticals
Mitsubishi Tanabe Pharma Corp.	2,018	$23,148
Ono Pharmaceutical Co., Ltd.	600	26,574
Santen Pharmaceutical Co., Ltd.	296	9,003
Shionogi & Co., Ltd.	14	270
Taisho Pharmaceutical Co., Ltd.	384	7,257
Takeda Pharmaceutical Co., Ltd.	4,400	170,806
		471,246
Professional Services (0.0%)
Altech Corp.	700	4,217
Real Estate Investment Trusts (0.1%)
Japan Prime Realty Investment Corp.§	2	4,308
Japan Real Estate Investment Corp.	1	8,282
Japan Retail Fund Investment Corp.	1	4,606
Nippon Building Fund, Inc.§	2	17,069
Nomura Real Estate Office Fund, Inc.	1	6,348
		40,613
Real Estate Management & Development (0.7%)
Aeon Mall Co., Ltd.	800	15,158
Daito Trust Construction Co., Ltd.	500	23,540
Daiwa House Industry Co., Ltd.	1,000	10,736
Heiwa Real Estate Co., Ltd.	395	1,289
Leopalace21 Corp.	4,328	38,615
Mitsubishi Estate Co., Ltd.	4,276	70,878
Mitsui Fudosan Co., Ltd.	3,932	68,091
Nomura Real Estate Holdings, Inc.§	596	10,243
NTT Urban Development Corp.§	10	9,625
Sumitomo Realty & Development Co., Ltd.	1,973	35,968
Tokyo Tatemono Co., Ltd.	1,000	5,560
Tokyu Land Corp.§	4,952	22,463
Zecs Co., Ltd.*	164	1,514
		313,680
Road & Rail (0.5%)
Central Japan Railway Co.§	3	18,414
East Japan Railway Co.	1,918	115,295
Keihin Electric Express Railway Co., Ltd.	22	170
Keisei Electric Railway Co., Ltd.§	5,000	29,764
Kintetsu Corp.	70	308
Maruwn Corp.	600	1,628
Nippon Express Co., Ltd.	8,000	36,261
Tokyu Corp.	4,000	20,147
West Japan Railway Co.	1	3,302
		225,289

See Accompanying Notes to Financial Statements.
25

Credit Suisse Trust — International Equity Flex I Portfolio
Schedule of Investments (continued)
June 30, 2009 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Japan
Semiconductors & Semiconductor Equipment (0.3%)
Advantest Corp.	197	$3,582
Mimasu Semiconductor Industry Co., Ltd.	500	5,979
Rohm Co., Ltd.	900	65,542
Tokyo Electron, Ltd.	871	41,969
		117,072
Software (0.4%)
Konami Corp.	100	1,912
Nintendo Co., Ltd.	500	138,162
Oracle Corp. Japan§	400	14,646
Sorun Corp.	500	3,049
SRA Holdings	200	1,743
		159,512
Specialty Retail (0.2%)
Fast Retailing Co., Ltd.	166	21,600
Hard Off Corp. Co., Ltd.	485	2,473
Nitori Co., Ltd.	2	141
Pal Co., Ltd.	250	4,228
Point, Inc.	199	10,678
Right On Co., Ltd.	379	3,460
USS Co., Ltd.	266	13,680
Yamada Denki Co., Ltd.§	204	11,850
		68,110
Textiles, Apparel & Luxury Goods (0.1%)
Asics Corp.	985	8,970
Sanei-International Co., Ltd.	2,300	19,782
		28,752
Tobacco (0.3%)
Japan Tobacco, Inc.	43	134,202
Trading Companies & Distributors (0.9%)
ITOCHU Corp.	5,920	41,016
JFE Shoji Holdings, Inc.	3,000	11,040
Kanamoto Co., Ltd.	1,000	5,221
Marubeni Corp.	7,963	35,164
Maruka Machinery Co., Ltd.	100	767
Mitsubishi Corp.	6,209	114,398
Mitsui & Co., Ltd.§	9,087	107,511
Sojitz Corp.	31	68
Sumitomo Corp.	6,800	69,012
		384,197
Transportation Infrastructure (0.0%)
Kamigumi Co., Ltd.	1,000	8,438

See Accompanying Notes to Financial Statements.
26

Credit Suisse Trust — International Equity Flex I Portfolio
Schedule of Investments (continued)
June 30, 2009 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Japan
Wireless Telecommunication Services (0.8%)
KDDI Corp.	19	$100,658
NTT DoCoMo, Inc.	135	197,149
Softbank Corp.	3,083	59,967
		357,774
TOTAL JAPAN		10,472,191
Luxembourg (0.5%)
Energy Equipment & Services (0.1%)
Tenaris SA	2,502	34,127
Media (0.1%)
SES*	2,730	51,794
Metals & Mining (0.3%)
ArcelorMittal	3,838	126,993
Wireless Telecommunication Services (0.0%)
Millicom International Cellular SA*	118	6,628
TOTAL LUXEMBOURG		219,542
Netherlands (2.4%)
Aerospace & Defense (0.5%)
European Aeronautic Defence & Space Co. NV§	12,506	203,074
Air Freight & Logistics (0.1%)
TNT NV	1,671	32,656
Chemicals (0.1%)
Koninklijke DSM NV	1,245	39,145
Diversified Financial Services (0.0%)
SNS Reaal	930	5,216
Diversified Telecommunication Services (0.1%)
KONINKLIJKE KPN NV§	2,298	31,703
Energy Equipment & Services (0.1%)
Fugro NV	192	7,995
SBM Offshore NV§	1,350	23,178
		31,173
Food & Staples Retailing (0.2%)
Koninklijke Ahold NV	8,665	99,880
Food Products (0.9%)
Nutreco Holding NV§	664	25,951
Unilever NV	15,051	363,971
		389,922
Household Durables (0.1%)
TomTom NV*§	5,875	70,953
Industrial Conglomerates (0.1%)
Koninklijke Philips Electronics NV	2,959	54,624

See Accompanying Notes to Financial Statements.
27

Credit Suisse Trust — International Equity Flex I Portfolio
Schedule of Investments (continued)
June 30, 2009 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Netherlands
Insurance (0.1%)
Aegon NV	7,800	$48,283
Life Sciences Tools & Services (0.0%)
QIAGEN NV*	47	873
Real Estate Investment Trusts (0.0%)
Corio NV§	4	195
Semiconductors & Semiconductor Equipment (0.1%)
ASML Holding NV	1,653	35,824
TOTAL NETHERLANDS		1,043,521
Norway (0.6%)
Chemicals (0.1%)
Yara International ASA	1,101	30,966
Commercial Banks (0.0%)
DnB NOR ASA*	631	4,817
Electrical Equipment (0.0%)
Renewable Energy Corp. AS*§	5	39
Energy Equipment & Services (0.0%)
Aker Solutions ASA§	704	5,842
Oil, Gas & Consumable Fuels (0.5%)
StatoilHydro ASA	9,863	194,632
Paper & Forest Products (0.0%)
Norske Skogindustrier ASA*	12,667	18,613
TOTAL NORWAY		254,909
Portugal (0.4%)
Commercial Banks (0.1%)
Banco Comercial Portugues SA R Shares	12,712	12,941
Banco Espirito Santo SA	466	2,513
		15,454
Construction Materials (0.0%)
Cimpor Cimentos de Portugal SGPS SA	1,829	13,359
Diversified Telecommunication Services (0.2%)
Portugal Telecom SGPS SA	6,987	68,526
Electric Utilities (0.1%)
EDP - Energias de Portugal SA	10,964	43,063
Multi-Utilities (0.0%)
REN - Redes Energeticas Nacionais SA	2,260	9,684
Oil, Gas & Consumable Fuels (0.0%)
Galp Energia SGPS SA B Shares§	3	43
TOTAL PORTUGAL		150,129

See Accompanying Notes to Financial Statements.
28

Credit Suisse Trust — International Equity Flex I Portfolio
Schedule of Investments (continued)
June 30, 2009 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Singapore (0.6%)
Diversified Financial Services (0.6%)
iShares MSCI Singapore Index Fund	29,500	$266,090
TOTAL SINGAPORE		266,090
Spain (4.9%)
Airlines (0.0%)
Iberia Lineas Aereas de Espana*	1,378	2,931
Biotechnology (0.0%)
Grifols SA	163	2,891
Commercial Banks (2.5%)
Banco Bilbao Vizcaya Argentaria SA§	26,101	328,603
Banco de Sabadell SA§	4,914	30,730
Banco de Valencia SA	914	8,885
Banco Popular Espanol SA	7,199	62,981
Banco Santander SA	53,331	644,580
Bankinter SA	1,052	12,479
		1,088,258
Construction & Engineering (0.2%)
ACS Actividades de Construccion y Servicios SA	1,165	59,130
Obrascon Huarte Lain SA	1,236	24,523
		83,653
Diversified Financial Services (0.0%)
Criteria Caixacorp SA	3,862	17,897
Diversified Telecommunication Services (1.2%)
Telefonica SA§	22,801	517,726
Electric Utilities (0.4%)
Acciona SA	63	7,778
Iberdrola SA§	19,610	159,888
		167,666
Gas Utilities (0.1%)
Enagas§	1,062	20,955
Gas Natural SDG SA§	1,866	34,072
		55,027
Independent Power Producers & Energy Traders (0.0%)
Iberdrola Renovables SA*	727	3,335
Media (0.1%)
Gestevision Telecinco SA§	4,502	42,155
Oil, Gas & Consumable Fuels (0.4%)
Repsol YPF SA§	6,876	153,896
Specialty Retail (0.0%)
Inditex SA	332	15,976

See Accompanying Notes to Financial Statements.
29

Credit Suisse Trust — International Equity Flex I Portfolio
Schedule of Investments (continued)
June 30, 2009 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Spain
Transportation Infrastructure (0.0%)
Cintra Concesiones de Infraestructuras de Transporte SA	1,488	$9,269
TOTAL SPAIN		2,160,680
Sweden (2.4%)
Building Products (0.1%)
Assa Abloy AB Class B	4,720	65,716
Commercial Banks (0.6%)
Nordea Bank AB§	13,768	108,950
Skandinaviska Enskilda Banken AB Class A*§	3,065	13,498
Svenska Handelsbanken AB A Shares	4,246	80,173
Swedbank AB A Shares*§	9,566	55,684
		258,305
Commercial Services & Supplies (0.1%)
Securitas AB B Shares	4,349	36,877
Communications Equipment (0.5%)
Telefonaktiebolaget LM Ericsson B Shares	21,294	208,877
Construction & Engineering (0.1%)
Skanska AB B Shares§	2,374	26,522
Diversified Financial Services (0.1%)
Industrivarden AB A Shares	6,491	58,261
Diversified Telecommunication Services (0.0%)
TeliaSonera AB	951	4,984
Machinery (0.2%)
Alfa Laval AB§	1,028	9,810
Hexagon AB B Shares	2,191	19,712
Scania AB B Shares§	2,025	20,062
SKF AB B Shares	2,727	33,561
Volvo AB B Shares	2,487	15,337
		98,482
Metals & Mining (0.1%)
Boliden AB	1,606	12,129
SSAB AB A Shares§	2,576	29,958
		42,087
Oil, Gas & Consumable Fuels (0.0%)
Lundin Petroleum AB*	502	3,886
Paper & Forest Products (0.2%)
Holmen AB B Shares	631	13,758
Svenska Cellulosa AB B Shares	8,000	83,866
		97,624

See Accompanying Notes to Financial Statements.
30

Credit Suisse Trust — International Equity Flex I Portfolio
Schedule of Investments (continued)
June 30, 2009 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Sweden
Specialty Retail (0.4%)
Hennes & Mauritz AB B Shares§	3,126	$155,426
TOTAL SWEDEN		1,057,047
Switzerland (6.8%)
Building Products (0.1%)
Geberit AG	312	38,406
Capital Markets (0.7%)
EFG International AG§	1,291	13,969
Julius Baer Holding AG	1,369	53,195
UBS AG*	16	196
UBS AG*	17,555	215,493
		282,853
Chemicals (0.5%)
Givaudan SA	91	55,809
Syngenta AG	639	148,536
		204,345
Construction Materials (0.3%)
Holcim, Ltd.*§	2,438	138,678
Diversified Telecommunication Services (0.2%)
Swisscom AG	340	104,529
Electric Utilities (0.0%)
BKW FMB Energie AG	189	13,904
Energy Equipment & Services (0.2%)
ABB, Ltd.*	4,167	65,175
Food Products (1.6%)
Nestle SA	18,548	699,700
Health Care Equipment & Supplies (0.0%)
Nobel Biocare Holding AG	341	7,455
Synthes, Inc.	2	193
		7,648
Insurance (0.7%)
Baloise Holding AG	538	39,971
Schweizerische National-Versicherungs-Gesellschaft AG*	1,644	36,772
Zurich Financial Services AG	1,383	243,333
		320,076
Marine (0.1%)
Kuehne + Nagel International AG	531	41,672
Pharmaceuticals (1.9%)
Novartis AG	9,807	398,849
Roche Holding AG	3,323	452,349
		851,198

See Accompanying Notes to Financial Statements.
31

Credit Suisse Trust — International Equity Flex I Portfolio
Schedule of Investments (continued)
June 30, 2009 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Switzerland
Professional Services (0.2%)
SGS SA	72	$89,348
Textiles, Apparel & Luxury Goods (0.3%)
Compagnie Financiere Richemont SA Class A*	4,096	85,316
The Swatch Group AG	33	1,083
The Swatch Group AG BR	153	24,601
		111,000
TOTAL SWITZERLAND		2,968,532
United Kingdom (20.7%)
Aerospace & Defense (0.5%)
BAE Systems PLC	26,694	149,316
Cobham PLC	4,692	13,377
Meggitt PLC	2,883	7,548
Rolls-Royce Group PLC*	4,360	26,095
		196,336
Airlines (0.0%)
British Airways PLC*§	191	394
Beverages (0.5%)
Diageo PLC	9,738	140,009
SABMiller PLC§	3,559	72,740
		212,749
Biotechnology (0.0%)
Antisoma PLC*	7,841	3,099
Capital Markets (0.5%)
3i Group PLC	5,675	22,726
Aberdeen Asset Management PLC	620	1,267
BlueBay Asset Management PLC§	916	3,201
Close Brothers Group PLC	9,820	106,440
Evolution Group PLC	369	876
ICAP PLC	1,973	14,710
Investec PLC	3,872	20,880
Man Group PLC	7,269	33,354
Schroders PLC	449	6,081
Tullett Prebon PLC	330	1,614
		211,149
Chemicals (0.1%)
Johnson Matthey PLC	876	16,652
Victrex PLC	24	222
Yule Catto & Co. PLC	3,742	6,585
		23,459

See Accompanying Notes to Financial Statements.
32

Credit Suisse Trust — International Equity Flex I Portfolio
Schedule of Investments (continued)
June 30, 2009 (unaudited)

	Number of Shares	Value
COMMON STOCKS
United Kingdom
Commercial Banks (3.0%)
Barclays PLC	57,568	$267,790
HSBC Holdings PLC	88,994	742,168
Lloyds Banking Group PLC	100,881	116,411
Royal Bank of Scotland Group PLC*	77,630	49,391
Standard Chartered PLC	6,813	128,233
		1,303,993
Commercial Services & Supplies (0.1%)
De La Rue PLC	3,246	48,787
Regus PLC	2,334	2,504
		51,291
Communications Equipment (0.0%)
Spirent Communications PLC	3,001	3,124
Construction & Engineering (0.3%)
Balfour Beatty PLC	838	4,275
Costain Group PLC	19,181	7,984
Galliford Try PLC	1,284	1,023
Keller Group PLC	2,746	25,128
Kier Group PLC	3,727	56,624
Morgan Sindall PLC	369	4,208
Severfield-Rowen PLC	3,305	10,539
WSP Group PLC	1,579	5,735
		115,516
Construction Materials (0.0%)
Marshalls PLC	5,741	8,115
Consumer Finance (0.0%)
Provident Financial PLC	1,019	13,333
Containers & Packaging (0.0%)
DS Smith PLC	10,247	11,249
Rexam PLC	78	367
		11,616
Diversified Telecommunication Services (0.2%)
BT Group PLC	36,499	61,215
Cable & Wireless PLC	9,987	21,943
Kcom Group PLC	13,950	5,915
		89,073
Electric Utilities (0.2%)
Scottish & Southern Energy PLC§	3,640	68,553
Electronic Equipment, Instruments & Components (0.0%)
Electrocomponents PLC	2,010	4,673
Energy Equipment & Services (0.0%)
AMEC PLC	1,361	14,680

See Accompanying Notes to Financial Statements.
33

Credit Suisse Trust — International Equity Flex I Portfolio
Schedule of Investments (continued)
June 30, 2009 (unaudited)

	Number of Shares	Value
COMMON STOCKS
United Kingdom
Food & Staples Retailing (0.6%)
J Sainsbury PLC	6,007	$31,053
Majestic Wine PLC	408	1,265
Tesco PLC	32,075	187,501
WM Morrison Supermarkets PLC	10,177	39,789
		259,608
Food Products (0.5%)
Cadbury PLC	5,397	46,178
Dairy Crest Group PLC	3,530	18,700
Greggs PLC	1,833	11,287
Northern Foods PLC	4,578	3,931
Robert Wiseman Dairies PLC	1,123	6,993
Tate & Lyle PLC§	1,841	9,679
Unilever PLC	4,826	113,535
		210,303
Health Care Equipment & Supplies (0.1%)
Smith & Nephew PLC	3,252	24,168
Hotels, Restaurants & Leisure (0.4%)
Carnival PLC	545	14,530
Compass Group PLC	7,492	42,333
Enterprise Inns PLC	768	1,582
Greene King PLC	3,299	21,053
Intercontinental Hotels Group PLC	1,065	10,974
J.D. Wetherspoon PLC	924	5,918
Ladbrokes PLC	2,625	7,963
Marston's PLC	1,764	3,456
Restaurant Group PLC	2,100	4,948
Thomas Cook Group PLC§	1,757	5,959
TUI Travel PLC	116	444
Whitbread PLC	779	10,518
William Hill PLC	10,840	35,142
		164,820
Household Durables (0.0%)
Aga Rangemaster Group PLC	1,244	1,890
Barratt Developments PLC*	1,112	2,707
Berkeley Group Holdings PLC*	403	5,348
Taylor Wimpey PLC*	7,097	3,920
		13,865
Household Products (0.3%)
Reckitt Benckiser Group PLC§	2,487	113,690
Independent Power Producers & Energy Traders (0.1%)
Drax Group PLC	1,490	10,797
International Power PLC	5,904	23,213
		34,010

See Accompanying Notes to Financial Statements.
34

Credit Suisse Trust — International Equity Flex I Portfolio
Schedule of Investments (continued)
June 30, 2009 (unaudited)

	Number of Shares	Value
COMMON STOCKS
United Kingdom
Industrial Conglomerates (0.1%)
Smiths Group PLC	1,598	$18,508
Tomkins PLC	3,866	9,440
		27,948
Insurance (0.8%)
Admiral Group PLC	1,405	20,168
Aviva PLC§	11,353	63,986
Brit Insurance Holdings PLC	4,570	14,236
Chesnara PLC	1,726	4,158
Friends Provident Group PLC	8,224	8,902
Legal & General Group PLC	37,725	35,321
Novae Group PLC	739	3,778
Old Mutual PLC	36,688	49,045
Prudential PLC	9,026	61,759
RSA Insurance Group PLC	26,518	52,709
Standard Life PLC	8,896	27,351
		341,413
Internet & Catalog Retail (0.0%)
Findel PLC	1,547	994
Home Retail Group PLC	3,759	16,152
N Brown Group PLC	58	206
		17,352
IT Services (0.0%)
Anite PLC	5,059	2,944
Computacenter PLC	187	633
		3,577
Machinery (0.1%)
IMI PLC	1,419	7,305
Invensys PLC	6,958	25,717
		33,022
Media (0.2%)
British Sky Broadcasting Group PLC	4,831	36,301
Daily Mail & General Trust PLC Class A	1,129	5,301
ITV PLC	11,747	6,800
Reed Elsevier PLC	1,963	14,680
Thomson Reuters PLC	757	21,673
WPP PLC	1,289	8,580
Yell Group PLC	419	182
		93,517
Metals & Mining (1.9%)
Anglo American PLC	5,262	154,010
Antofagasta PLC	13,351	129,754
BHP Billiton PLC	10,833	244,406
Delta PLC	3,674	7,022

See Accompanying Notes to Financial Statements.
35

Credit Suisse Trust — International Equity Flex I Portfolio
Schedule of Investments (continued)
June 30, 2009 (unaudited)

	Number of Shares	Value
COMMON STOCKS
United Kingdom
Metals & Mining
Eurasian Natural Resources Corp.	2,593	$28,088
Ferrexpo PLC	419	929
Fresnillo PLC	1,574	13,529
Kazakhmys PLC	721	7,526
Lonmin PLC	1,822	35,350
Rio Tinto PLC	3,844	133,257
Vedanta Resources PLC§	501	10,677
Xstrata PLC*	6,909	75,164
		839,712
Multi-Utilities (1.3%)
Centrica PLC	13,487	49,642
National Grid PLC	56,171	507,379
United Utilities Group PLC§	2,659	21,826
		578,847
Multiline Retail (0.4%)
Debenhams PLC	6,944	9,293
Marks & Spencer Group PLC	11,862	59,876
Next PLC	4,387	106,396
		175,565
Oil, Gas & Consumable Fuels (4.1%)
Anglo Pacific Group PLC	2,377	5,640
BG Group PLC§	13,760	231,947
BP PLC	95,237	753,300
JKX Oil & Gas PLC	1,702	5,775
Melrose Resources PLC	223	956
Royal Dutch Shell PLC A Shares	14,493	363,912
Royal Dutch Shell PLC B Shares	17,872	450,386
Tullow Oil PLC	244	3,783
		1,815,699
Paper & Forest Products (0.0%)
Mondi PLC	284	970
Pharmaceuticals (1.8%)
AstraZeneca PLC§	5,672	250,343
GlaxoSmithKline PLC§	21,948	388,063
Shire PLC	11,845	163,647
		802,053
Professional Services (0.3%)
Experian PLC	12,385	92,972
Hays PLC	5,687	8,048
ITE Group PLC	1,393	2,312
Robert Walters PLC	497	1,193
Sthree PLC	4,255	12,714
The Capita Group PLC	2,527	29,825
		147,064

See Accompanying Notes to Financial Statements.
36

Credit Suisse Trust — International Equity Flex I Portfolio
Schedule of Investments (continued)
June 30, 2009 (unaudited)

	Number of Shares	Value
COMMON STOCKS
United Kingdom
Real Estate Investment Trusts (0.4%)
British Land Co. PLC	10,178	$64,154
Brixton PLC	1,714	1,137
Hammerson PLC	2,819	14,309
Land Securities Group PLC	6,540	50,910
Liberty International PLC§	3,500	22,967
Segro PLC	22,309	8,930
Workspace Group PLC	15,761	3,638
		166,045
Real Estate Management & Development (0.0%)
CLS Holdings PLC*	43	216
Quintain Estates & Development PLC	1,492	1,236
		1,452
Road & Rail (0.1%)
Firstgroup PLC	1,874	11,077
Go-Ahead Group PLC	939	18,490
Stagecoach Group PLC	1,345	2,816
		32,383
Software (0.2%)
Autonomy Corp. PLC*	891	21,133
Fidessa Group PLC	2,571	46,047
Misys PLC	2,882	8,215
The Sage Group PLC	5,800	17,058
		92,453
Specialty Retail (0.2%)
Carphone Warehouse Group PLC§	6,367	16,606
Galiform PLC*	3,387	1,971
Halfords Group PLC	3,920	20,120
Kesa Electricals PLC	5,661	10,380
Kingfisher PLC	16,044	47,118
Sports Direct International PLC	2,876	3,888
Topps Tiles PLC*	2,936	3,582
		103,665
Textiles, Apparel & Luxury Goods (0.0%)
Burberry Group PLC	1,916	13,366
Thrifts & Mortgage Finance (0.0%)
Paragon Group of Cos. PLC	6,702	8,388
Tobacco (0.3%)
British American Tobacco PLC	5,301	146,476
Trading Companies & Distributors (0.1%)
Ashtead Group PLC	4,214	3,952
BSS Group PLC	2,391	10,123
Bunzl PLC	1,224	10,160

See Accompanying Notes to Financial Statements.
37

Credit Suisse Trust — International Equity Flex I Portfolio
Schedule of Investments (continued)
June 30, 2009 (unaudited)

	Number of Shares	Value
COMMON STOCKS
United Kingdom
Trading Companies & Distributors
Lavendon Group PLC	697	$1,435
Speedy Hire PLC§	1,381	643
Travis Perkins PLC	289	2,518
Wolseley PLC*	1,056	20,236
		49,067
Water Utilities (0.0%)
Severn Trent PLC	926	16,715
Wireless Telecommunication Services (1.0%)
Vodafone Group PLC	224,415	436,912
TOTAL UNITED KINGDOM		9,095,278
TOTAL COMMON STOCKS (Cost $42,996,908)		42,851,884
PREFERRED STOCKS (0.3%)
Germany (0.3%)
Automobiles (0.1%)
Porsche Automobil Holding SE	591	39,775
Chemicals (0.2%)
Fuchs Petrolub AG	1,089	59,165
Household Products (0.0%)
Henkel AG & Co. KGaA	455	14,207
Media (0.0%)
ProSiebenSat.1 Media AG	584	3,224
TOTAL PREFERRED STOCKS (Cost $109,582)		116,371
RIGHTS (0.0%)
Norway (0.0%)
Electrical Equipment (0.0%)
Renewable Energy Corp. AS, strike price 26.5 NOK, expires 07/13/09*§	3	11
TOTAL NORWAY		11
United Kingdom (0.0%)
Trading Companies & Distributors (0.0%)
Speedy Hire PLC, strike price 0.23 GBP, expires 07/09/09*	12,429	1,034
TOTAL UNITED KINGDOM		1,034
TOTAL RIGHTS (Cost $2,176)		1,045

See Accompanying Notes to Financial Statements.
38

Credit Suisse Trust — International Equity Flex I Portfolio
Schedule of Investments (continued)
June 30, 2009 (unaudited)

	Number of Shares	Value
WARRANTS (0.0%)
Italy (0.0%)
Commercial Banks (0.0%)
Unione di Banche Italiane SCPA, strike price 12.30 EUR, expires 06/30/11* (Cost $0)	13	$0
SHORT-TERM INVESTMENTS (29.1%)
State Street Navigator Prime Portfolio§§	12,419,138	12,419,138
	Par (000)
State Street Bank and Trust Co. Euro Time Deposit, 0.010%, 07/01/09	$384	384,000
TOTAL SHORT-TERM INVESTMENTS (Cost $12,803,138)		12,803,138
TOTAL INVESTMENTS AT VALUE (127.0%) (Cost $55,911,804)		55,772,438
LIABILITIES IN EXCESS OF OTHER ASSETS (-27.0%)		(11,856,520)
NET ASSETS (100.0%)		$43,915,918

*  Non-income producing security.

§  Security or portion thereof is out on loan.

§§  Represents security purchased with cash collateral received for securities on loan.

See Accompanying Notes to Financial Statements.
39

Credit Suisse Trust — International Equity Flex I Portfolio
Statement of Assets and Liabilities
June 30, 2009 (unaudited)

Assets
Investments at value, including collateral for securities on loan of $12,419,138 (Cost $55,911,804) (Note 2)	$55,772,438[1]
Cash	1,514
Foreign currency at value (cost $517,759)	517,413
Dividend and interest receivable	115,650
Receivable for portfolio shares sold	167
Prepaid expenses and other assets	12,619
Total Assets	56,419,801
Liabilities
Advisory fee payable (Note 3)	36,742
Administrative services fee payable (Note 3)	8,010
Payable upon return of securities loaned (Note 2)	12,419,138
Payable for portfolio shares redeemed	19,711
Trustees' fee payable	4,500
Other accrued expenses payable	15,782
Total Liabilities	12,503,883
Net Assets
Capital stock, $.001 par value (Note 6)	4,681
Paid-in capital (Note 6)	143,251,477
Undistributed net investment income	2,126,358
Accumulated net realized loss on investments and foreign currency transactions	(101,330,306)
Net unrealized depreciation on investments and foreign currency translations	(136,292)
Net Assets	$43,915,918
Shares outstanding	4,680,706
Net asset value, offering price and redemption price per share	$9.38

1  Including $11,849,151 of securities on loan.

See Accompanying Notes to Financial Statements.
40

Credit Suisse Trust — International Equity Flex I Portfolio
Statement of Operations
For the Six Months Ended June 30, 2009 (unaudited)

Investment Income (Note 2)
Dividends	$1,223,268
Interest	36
Securities lending	21,620
Foreign taxes withheld	(123,179)
Total investment income	1,121,745
Expenses
Investment advisory fees (Note 3)	209,622
Administrative services fees (Note 3)	33,175
Custodian fees	19,270
Audit and tax fees	14,658
Legal fees	6,532
Trustees' fees	6,003
Printing fees (Note 3)	3,458
Transfer agent fees	1,483
Insurance expense	1,210
Interest expense (Note 4)	1,183
Commitment fees (Note 4)	313
Miscellaneous expense	12,573
Total expenses	309,480
Net investment income	812,265
Net Realized and Unrealized Gain (Loss) from Investments and Foreign Currency Related Items
Net realized loss from investments	(11,073,475)
Net realized loss from foreign currency transactions	(26,579)
Net change in unrealized appreciation (depreciation) from investments	10,603,830
Net change in unrealized appreciation (depreciation) from foreign currency translations	(1,023)
Net realized and unrealized loss from investments and foreign currency related items	(497,247)
Net increase in net assets resulting from operations	$315,018

See Accompanying Notes to Financial Statements.
41

Credit Suisse Trust — International Equity Flex I Portfolio
Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2009 (unaudited)	For the Year Ended December 31, 2008
From Operations
Net investment income	$812,265	$1,478,513
Net realized loss from investments and foreign currency transactions	(11,100,054)	(3,553,084)
Net change in unrealized appreciation (depreciation) from investments and foreign currency translations	10,602,807	(35,367,531)
Net increase (decrease) in net assets resulting from operations	315,018	(37,442,102)
From Dividends
Dividends from net investment income	—	(1,279,963)
From Capital Share Transactions (Note 6)
Proceeds from sale of shares	2,357,209	14,167,422
Reinvestment of dividends	—	1,279,963
Net asset value of shares redeemed	(7,162,228)	(27,465,421)
Net decrease in net assets from capital share transactions	(4,805,019)	(12,018,036)
Net decrease in net assets	(4,490,001)	(50,740,101)
Net Assets
Beginning of period	48,405,919	99,146,020
End of period	$43,915,918	$48,405,919
Undistributed net investment income	$2,126,358	$1,314,093

See Accompanying Notes to Financial Statements.
42

Credit Suisse Trust — International Equity Flex I Portfolio
Financial Highlights
(For a Share of the Portfolio Outstanding Throughout Each Period)

	For the Six Months Ended June 30, 2009	For the Year Ended December 31,
	(unaudited)	2008	2007	2006	2005	2004
Per share data
Net asset value, beginning of period	$9.17	$15.85	$13.74	$11.70	$10.04	$8.85
INVESTMENT OPERATIONS
Net investment income	0.21	0.27	0.22	0.15	0.14	0.11
Net gain (loss) on investments and foreign currency related items (both realized and unrealized)	(0.00)[1]	(6.72)	2.05	2.02	1.62	1.17
Total from investment operations	0.21	(6.45)	2.27	2.17	1.76	1.28
LESS DIVIDENDS
Dividends from net investment income	—	(0.23)	(0.16)	(0.13)	(0.10)	(0.09)
Net asset value, end of period	$9.38	$9.17	$15.85	$13.74	$11.70	$10.04
Total return[2]	2.29%	(41.03)%	16.60%	18.65%	17.56%	14.63%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$43,916	$48,406	$99,146	$94,806	$92,212	$87,301
Ratio of expenses to average net assets	1.48%[3]	1.34%	1.32%	1.32%	1.42%	1.37%
Ratio of net investment income to average net assets	3.87%[3]	2.00%	1.33%	1.08%	1.17%	0.98%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	—	—	0.01%	0.04%	—	—
Portfolio turnover rate	144%	80%	41%	37%	47%	90%

1  This amount represents less than $(0.01) per share.

2  Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns do not reflect charges and expenses attributable to any particular variable contract or plan. Total returns for periods less than one year are not annualized.

3  Annualized.

See Accompanying Notes to Financial Statements.
43

Credit Suisse Trust — International Equity Flex I Portfolio
Notes to Financial Statements
June 30, 2009 (unaudited)

Note 1. Organization

Credit Suisse Trust (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"), and currently offers eight managed investment portfolios of which one, the International Equity Flex I Portfolio (the "Portfolio"), is included in this report. The Portfolio is a diversified investment fund that seeks long-term capital appreciation. Shares of the Portfolio are not available directly to individual investors but may be offered only through (a) variable annuity contracts and variable life insurance contracts offered by separate accounts of certain insurance companies and (b) tax-qualified pension and retirement plans. The Portfolio may not be available in connection with a particular contract or plan. The Trust was organized under the laws of the Commonwealth of Massachusetts as a business trust on March 15, 1995. Effective May 1, 2009, the name of the Portfolio was changed from International Focus Portfolio.

Note 2. Significant Accounting Policies

A) SECURITY VALUATION — The net asset value of the Portfolio is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the "Valuation Time"). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Portfolio's Valuation Time but after the close of the securities' primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees. The Portfolio may

44

Credit Suisse Trust — International Equity Flex I Portfolio
Notes to Financial Statements (continued)
June 30, 2009 (unaudited)

Note 2. Significant Accounting Policies

utilize a service provided by an independent third party which has been approved by the Board of Trustees to fair value certain securities. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities.

The Portfolio adopted Financial Accounting Standards Board ("FASB") Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•  Level 1 – quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

45

Credit Suisse Trust — International Equity Flex I Portfolio
Notes to Financial Statements (continued)
June 30, 2009 (unaudited)

Note 2. Significant Accounting Policies

The following is a summary of the inputs used as of June 30, 2009 in valuing the Portfolio's investments carried at value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Equities
Asia	$2,023,713	$—	$—	$2,023,713
Australia	1,500,240	—	—	1,500,240
Austria	—	174,434	—	174,434
Belgium	—	498,181	—	498,181
Bermuda	—	1,501	—	1,501
Cyprus	—	94,533	—	94,533
Denmark	—	319,624	—	319,624
Finland	—	664,318	—	664,318
France	—	3,986,625	—	3,986,625
Germany	5,401	3,858,478	—	3,863,879
Greece	—	216,438	—	216,438
Hong Kong	512,502	—	—	512,502
Ireland	—	94,073	—	94,073
Italy	—	1,330,275	—	1,330,275
Japan	—	10,472,191	—	10,472,191
Luxembourg	—	219,542	—	219,542
Netherlands	—	1,043,521	—	1,043,521
Norway	11	254,909	—	254,920
Portugal	—	150,129	—	150,129
Singapore	266,090	—	—	266,090
Spain	—	2,160,680	—	2,160,680
Sweden	—	1,057,047	—	1,057,047
Switzerland	524,001	2,444,531	—	2,968,532
United Kingdom	134,291	8,962,021	—	9,096,312
Short-Term Investments	12,419,138	384,000	—	12,803,138
Liabilities in Securities Sold Short Equities	—	—	—	—
Other Financial Instruments*	—	—	—	—
	$17,385,387	$38,387,051	$—	$55,772,438

*Other financial instruments include futures, forwards and swap contracts.

B) DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES — In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities ("FAS 161"), an amendment of FASB Statement No. 133. FAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about how and why a fund uses derivative instruments, how these affect a fund's financial position and results of operations. The Portfolio has not entered into any derivative or hedging activities during the period covered by this report.

46

Credit Suisse Trust — International Equity Flex I Portfolio
Notes to Financial Statements (continued)
June 30, 2009 (unaudited)

Note 2. Significant Accounting Policies

C) FOREIGN CURRENCY TRANSACTIONS — The books and records of the Portfolio are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rate at the end of the period. Translation gains or losses resulting from changes in the exchange rate during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the results of operations for the current period. The Portfolio does not isolate that portion of realized gains and losses on investments in equity securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of equity securities. The Portfolio isolates that portion of realized gains and losses on investments in debt securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of debt securities.

D) SECURITY TRANSACTIONS AND INVESTMENT INCOME — Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. Dividends and dividend expense on short sales are recorded on the ex-dividend date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

E) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income and distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America ("GAAP").

F) FEDERAL INCOME TAXES — No provision is made for federal taxes as it is the Portfolio's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and to make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

During June 2006, the FASB issued Interpretation 48 ("FIN 48" or the "Interpretation"), Accounting for Uncertainty in Income Taxes — an interpretation of FASB statement 109. The Portfolio has reviewed its current tax positions and has determined that no provision for income tax is required in the Portfolio's

47

Credit Suisse Trust — International Equity Flex I Portfolio
Notes to Financial Statements (continued)
June 30, 2009 (unaudited)

Note 2. Significant Accounting Policies

financial statements. The Portfolio's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G) USE OF ESTIMATES — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

H) SHORT-TERM INVESTMENTS — The Portfolio, together with other funds/portfolios advised by Credit Suisse Asset Management, LLC ("Credit Suisse"), an indirect, wholly-owned subsidiary of Credit Suisse Group AG, pools available cash into a short-term variable rate time deposit issued by State Street Bank and Trust Company ("SSB"), the Portfolio's custodian. The short-term time deposit issued by SSB is a variable rate account classified as a short-term investment.

I) FORWARD FOREIGN CURRENCY CONTRACTS — The Portfolio may enter into forward foreign currency contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency. The Portfolio will enter into forward foreign currency contracts primarily for hedging purposes. Forward foreign currency contracts are adjusted by the daily forward exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date or an offsetting position is entered into. At June 30, 2009, the Portfolio had no open forward foreign currency contracts.

J) SHORT SALES — The Portfolio may enter into short sales transactions. Short sales expose the Portfolio to the risk that it will be required to cover its short position at a time when the securities have appreciated in value, thus resulting in a loss to the Portfolio. The Portfolio's loss on a short sale could theoretically be unlimited in a case where the Portfolio is unable, for whatever reason, to close out its short position. Short sales also involve transaction and other costs that will reduce potential gains and increase potential portfolio losses. The use by the Portfolio of short sales in combination with long positions in its portfolio in an attempt to improve performance may not be successful and may result in greater losses or lower positive returns than if the Portfolio held only long positions. It is possible that the Portfolio's long equity positions will

48

Credit Suisse Trust — International Equity Flex I Portfolio
Notes to Financial Statements (continued)
June 30, 2009 (unaudited)

Note 2. Significant Accounting Policies

decline in value at the same time that the value of the securities it has sold short increases, thereby increasing potential losses to the Portfolio. In addition, the Portfolio's short selling strategies may limit its ability to fully benefit from increases in the equity markets. Short selling also involves a form of financial leverage that may exaggerate any losses realized by the Portfolio. Also, there is the risk that the counterparty to a short sale may fail to honor its contractual terms, causing a loss to the Portfolio.

K) SECURITIES LENDING — Loans of securities are required at all times to be secured by collateral at least equal to 102% of the market value of domestic securities on loan (including any accrued interest thereon) and 105% of the market value of foreign securities on loan (including any accrued interest thereon). Cash collateral received by the Portfolio in connection with securities lending activity may be pooled together with cash collateral for other funds/portfolios advised by Credit Suisse and may be invested in a variety of investments, including funds advised by SSB, the Portfolio's securities lending agent, or money market instruments. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

SSB has been engaged by the Portfolio to act as the Portfolio's securities lending agent. The Portfolio's securities lending arrangement provides that the Portfolio and SSB will share the net income earned from securities lending activities. During the six months ended June 30, 2009, total earnings from the Portfolio's investment in cash collateral received in connection with securities lending arrangements was $28,400, of which $971 was rebated to borrowers (brokers). The Portfolio retained $21,620 in income from the cash collateral investment, and SSB, as lending agent, was paid $5,809. Securities lending income is accrued as earned.

L) OTHER — The Portfolio may invest in securities of foreign countries and governments which involve certain risks in addition to those inherent in domestic investments. Such risks generally include, among others, currency risk (fluctuations in currency exchange rates), information risk (key information may be inaccurate or unavailable) and political risk (expropriation, nationalization or the imposition of capital or currency controls or punitive taxes). Other risks of investing in foreign securities include liquidity and valuation risks.

The Portfolio's investments in securities of issuers located in less developed countries considered to be "emerging markets" involve risks in addition to

49

Credit Suisse Trust — International Equity Flex I Portfolio
Notes to Financial Statements (continued)
June 30, 2009 (unaudited)

Note 2. Significant Accounting Policies

those generally applicable to foreign securities. Focusing on emerging (less developed) markets involves higher levels of risk, including increased currency, information, liquidity, market, political and valuation risks. Deficiencies in regulatory oversight, market infrastructure, shareholder protections and company laws could expose the Portfolio to operational and other risks as well. Some countries may have restrictions that could limit the Portfolio's access to attractive investment opportunities. Additionally, emerging markets often face serious economic problems (such as high external debt, inflation and unemployment) that could subject the Portfolio to increased volatility or substantial declines in value.

The Portfolio may be subject to taxes imposed by countries in which it invests with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Portfolio accrues such taxes when the related income is earned or gains are realized.

Note 3. Transactions with Affiliates and Related Parties

Credit Suisse serves as investment adviser for the Portfolio. For its investment advisory services, Credit Suisse is entitled to receive a fee from the Portfolio at an annual rate of 1.00% of the Portfolio's average daily net assets. For the six months ended June 30, 2009, investment advisory fees earned were $209,622.

Credit Suisse Asset Management Limited ("Credit Suisse U.K."), an affiliate of Credit Suisse, served as sub-investment adviser to the Portfolio. Credit Suisse U.K.'s sub-investment advisory fees were paid by Credit Suisse out of Credit Suisse's net investment advisory fee and were not paid by the Portfolio. Effective May 1, 2009, Credit Suisse U.K. no longer serves as sub-investment adviser to the Portfolio.

Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of Credit Suisse, and SSB serve as co-administrators to the Portfolio. For its co-administrative services, CSAMSI currently receives a fee calculated at an annual rate of 0.09% of the Portfolio's average daily net assets. For the six months ended June 30, 2009, co-administrative services fees earned by CSAMSI were $18,866.

For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, calculated in total for all the Credit Suisse funds/portfolios co-administered by SSB and allocated based upon the relative average net assets of each fund/portfolio, subject to an annual minimum fee. For the six months

50

Credit Suisse Trust — International Equity Flex I Portfolio
Notes to Financial Statements (continued)
June 30, 2009 (unaudited)

Note 3. Transactions with Affiliates and Related Parties

ended June 30, 2009, co-administrative services fees earned by SSB (including out-of-pocket expenses) were $14,309.

In addition to serving as the Portfolio's co-administrator, CSAMSI currently serves as distributor of the Portfolio's shares without compensation.

Merrill Corporation ("Merrill"), an affiliate of Credit Suisse, has been engaged by the Portfolio to provide certain financial printing and fulfillment services. For the six months ended June 30, 2009, Merrill was paid $4,613 for its services by the Portfolio.

Note 4. Line of Credit

The Portfolio, together with other funds/portfolios advised by Credit Suisse (collectively, the "Participating Funds"), participates in a $50 million committed, unsecured line of credit facility ("Credit Facility") for temporary or emergency purposes with SSB. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at either the Overnight Federal Funds rate or the Overnight LIBOR rate plus a spread. At June 30, 2009, the Portfolio had no loans outstanding under the Credit Facility. During the six months ended June 30, 2009, the Portfolio had borrowings under the Credit Facility as follows:

Average Daily Loan Balance	Weighted Average Interest Rate %	Maximum Daily Loan Outstanding
$549,533	0.703%	$848,000

Note 5. Purchases and Sales of Securities

For the six months ended June 30, 2009, purchases and sales of investment securities (excluding short-term investments) were $59,657,466 and $62,975,337, respectively.

At June 30, 2009, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized depreciation from investments were $55,911,804, $2,083,252, $(2,222,618) and $(139,366), respectively.

51

Credit Suisse Trust — International Equity Flex I Portfolio
Notes to Financial Statements (continued)
June 30, 2009 (unaudited)

Note 6. Capital Share Transactions

The Trust is authorized to issue an unlimited number of full and fractional shares of beneficial interest, $.001 par value per share. Transactions in capital shares of the Portfolio were as follows:

	For the Six Months Ended June 30, 2009 (unaudited)	For the Year Ended December 31, 2008
Shares sold	273,635	1,040,702
Shares issued in reinvestment of dividends	—	106,930
Shares redeemed	(869,385)	(2,127,861)
Net decrease	(595,750)	(980,229)

On June 30, 2009, the number of shareholders that held 5% or more of the outstanding shares of the Portfolio was as follows:

Number of Shareholders	Approximate Percentage of Outstanding Shares
4	86%

Some of the shareholders are omnibus accounts, which hold shares on behalf of individual shareholders.

Note 7. Contingencies

In the normal course of business, the Portfolio may provide general indemnifications pursuant to certain contracts and organizational documents. The Portfolio's maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

Note 8. Subsequent Events

In accordance with the provisions set forth in FASB Statement of Financial Accounting Standards No. 165 "Subsequent Events", adopted by the Portfolio as of June 30, 2009, management has evaluated the possibility of subsequent events existing in the Portfolio's financial statements through August 24, 2009.

On August 18, 2009, the Board of Trustees of Credit Suisse Trust (the "Trust"), on behalf of its series, the International Equity Flex I Portfolio (the "Acquired Portfolio"), approved the proposed reorganization of the Acquired Portfolio (a "Reorganization") whereby all of the assets and liabilities of the Acquired Portfolio would be transferred to the International Equity Flex III Portfolio (the "Acquiring Portfolio"), also a series of the Trust, in exchange for shares of

52

Credit Suisse Trust — International Equity Flex I Portfolio
Notes to Financial Statements (continued)
June 30, 2009 (unaudited)

Note 8. Subsequent Events

beneficial interest of the Acquiring Portfolio. The Acquired Portfolio would then be liquidated and shares of beneficial interest of the Acquiring Portfolio would be distributed to the shareholders of the Acquired Portfolio.

The Reorganization is subject to the completion of certain conditions, including the approval of the Acquired Portfolio's shareholders. Proxy materials describing the proposed Reorganization will be mailed to shareholders of the Acquired Portfolio in anticipation of a special meeting of shareholders to be held at a later date.

53

Credit Suisse Trust — International Equity Flex I Portfolio
Notice of Privacy and Information Practices (unaudited)

At Credit Suisse, we know that you are concerned with how we protect and handle nonpublic personal information that identifies you. This notice is designed to help you understand what nonpublic personal information we collect from you and from other sources, and how we use that information in connection with your investments and investment choices that may be available to you. Except where otherwise noted, this notice is applicable only to consumers who are current or former investors, meaning individual persons whose investments are primarily for household, family or personal use ("individual investors"). Specified sections of this notice, however, also apply to other types of investors (called "institutional investors"). Where the notice applies to institutional investors, the notice expressly states so. This notice is being provided by Credit Suisse Funds, Credit Suisse Institutional Funds, and Credit Suisse Closed-End Funds. This notice applies solely to U.S. registered investment companies advised by Credit Suisse Asset Management, LLC.

Categories of information we may collect:

We may collect information about you, including nonpublic personal information, such as

•  Information we receive from you on applications, forms, agreements, questionnaires, Credit Suisse websites and other websites that are part of our investment program, or in the course of establishing or maintaining a customer relationship, such as your name, address, e-mail address, Social Security number, assets, income, financial situation; and

•  Information we obtain from your transactions and experiences with us, our affiliates, or others, such as your account balances or other investment information assets purchased and sold, and other parties to a transaction, where applicable.

Categories of information we disclose and parties to whom we disclose it:

•  We do not disclose nonpublic personal information about our individual investors, except as permitted or required by law or regulation. Whether you are an individual investor or institutional investor, we may share the information described above with our affiliates that perform services on our behalf, and with our asset management and private banking affiliates; as well as with unaffiliated third parties that perform services on our behalf, such as our accountants, auditors, attorneys, broker-dealers, fund administrators, and other service providers.

54

Credit Suisse Trust — International Equity Flex I Portfolio
Notice of Privacy and Information Practices (unaudited) (continued)

•  We want our investors to be informed about additional products or services. Whether you are an individual investor or an institutional investor, we may disclose information, including nonpublic personal information, regarding our transactions and experiences with you to our affiliates.

•  In addition, whether you are an individual investor or an institutional investor, we reserve the right to disclose information, including nonpublic personal information, about you to any person or entity, including without limitation any governmental agency, regulatory authority or self-regulatory organization having jurisdiction over us or our affiliates, if (i) we determine in our discretion that such disclosure is necessary or advisable pursuant to or in connection with any United States federal, state or local, or non-U.S., court order (or other legal process), law, rule, regulation, or executive order or policy, including without limitation any anti-money laundering law or the USA PATRIOT Act of 2001; and (ii) such disclosure is not otherwise prohibited by law, rule, regulation, or executive order or policy.

Confidentiality and security

•  To protect nonpublic personal information about individual investors, we restrict access to those employees and agents who need to know that information to provide products or services to us and to our investors. We maintain physical, electronic, and procedural safeguards to protect nonpublic personal information.

Other Disclosures

This notice is not intended to be incorporated in any offering materials, but is a statement of our current Notice of Privacy and Information Practices and may be amended from time to time. This notice is current as of May 12, 2009.

55

Credit Suisse Trust — International Equity Flex I Portfolio
Proxy Voting and Portfolio Holdings Information (unaudited)

Information regarding how the Portfolio voted proxies related to its portfolio securities during the 12 month period ended June 30 of each year, as well as the policies and procedures that the Portfolio uses to determine how to vote proxies relating to its portfolio securities are available:

•  By calling 1-800-222-8977

•  On the Portfolio's website, www.credit-suisse.com/us

•  On the website of the Securities and Exchange Commission, www.sec.gov.

The Portfolio files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Portfolio's Forms N-Q are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-202-551-8090.

56

P.O. BOX 55030, BOSTON, MA 02205-5030

800-222-8977 ■ www.credit-suisse.com/us

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.  TRINT-SAR-0609

CREDIT SUISSE FUNDS

Semiannual Report

June 30, 2009
(unaudited)

CREDIT SUISSE TRUST
■  INTERNATIONAL EQUITY FLEX II PORTFOLIO

Credit Suisse Trust (the "Trust") shares are not available directly to individual investors, but may be offered only through certain insurance products and pension and retirement plans.

The Trust's investment objectives, risks, charges and expenses (which should be considered carefully before investing), and more complete information about the Trust, are provided in the Prospectus, which should be read carefully before investing. You may obtain additional copies by calling 800-222-8977 or by writing to Credit Suisse Trust, P.O. Box 55030, Boston, MA 02205-5030.

Credit Suisse Asset Management Securities, Inc., Distributor, is located at Eleven Madison Avenue, New York, NY 10010. The Trust is advised by Credit Suisse Asset Management, LLC.

The views of the Portfolio's management are as of the date of the letter and the Portfolio holdings described in this document are as of June 30, 2009; these views and Portfolio holdings may have changed subsequent to these dates. Nothing in this document is a recommendation to purchase or sell securities.

Portfolio shares are not deposits or other obligations of Credit Suisse Asset Management, LLC ("Credit Suisse") or any affiliate, are not FDIC-insured and are not guaranteed by Credit Suisse or any affiliate. Portfolio investments are subject to investment risks, including loss of your investment.

Credit Suisse Trust — International Equity Flex II Portfolio
Semiannual Investment Adviser's Report
June 30, 2009 (unaudited)

July 24, 2009

Dear Shareholder:

On May 1, 2009, the Credit Suisse Trust — Global Small Cap Portfolio became the Credit Suisse Trust — International Equity Flex II Portfolio (the "Portfolio"). Concurrently, the Portfolio's investment strategy changed to a "flexible 130/30" strategy whereby the Portfolio generally will hold (i) long positions, either directly or through derivatives, in an amount up to approximately 130% of its net assets and (ii) short positions, either directly or through derivatives, in an amount up to approximately 30% of its net assets.

Under the new "flex" investment strategy, the Portfolio will seek to outperform the MSCI EAFE Index Net Dividends (the "Benchmark"). The Benchmark is designed to measure the performance of equities in developed markets outside of North America, which include Europe, Australasia (Australia & New Zealand) and the Far East.

The Portfolio's investment approach has changed from a fundamental equity approach to one that uses quantitative portfolio management techniques. The portfolio manager will select securities for the Portfolio using proprietary quantitative models, which are designed to:

• forecast the expected relative return of stocks by analyzing a number of fundamental factors, including a company's relative valuation, use of capital, balance sheet quality, profitability, realized and expected growth potential and earnings and price momentum.

• identify stocks that are likely to suffer declines in price if market conditions deteriorate and either limit the Portfolio's overall long exposure or increase the Portfolio's overall short exposure to such low quality stocks.

• help determine the Portfolio's relative exposure to different industry sectors by analyzing sector performance under different market scenarios.

For the six-month period ended June 30, 2009, the Portfolio had a gain of 8.83%1 versus an increase of 7.95% for the Benchmark2 (net of dividends).

Market Review: A fairly positive period

The semiannual period ended June 30, 2009, was a fairly positive one. For example, although the MSCI World Index Net declined by 0.45% in June, its year-to-date performance was 6.35%. And the Benchmark was up 7.95% for the period. The Dow Jones Euro STOXX Index Net declined in June, but was up 2.92% for the year, and the FTSE All Share Index was up slightly at 0.81%. Additionally, in Japan, the Topix Index Total Return gained 3.45% in June, bringing the year-to-date performance to 9.45%.

1

Credit Suisse Trust — International Equity Flex II Portfolio
Semiannual Investment Adviser's Report (continued)
June 30, 2009 (unaudited)

Strategic Review and Outlook: Stock selection will become more important going forward

On May 1, 2009, the Portfolio's investment strategy changed from an active, long-only strategy to a quantitative flex strategy, which allows long and short positions while maintaining an approximate 100% net long exposure. The term "flex" in the portfolio's name refers to the ability of the portfolio to vary from 100% to 130% in its long positions and from 0% to 30% in its short positions, based on market conditions. While the Portfolio intends to utilize short exposure, it may refrain completely under certain conditions.

The Portfolio will be managed by the Quantitative Equities Group within Credit Suisse Asset Management, LLC. The group has managed funds with a flex-style strategy since January 2007. The Quantitative Equities Group believes that removing the "long-only constraint" and instead utilizing a flex strategy should offer increased return potential for a given level of risk compared to a long-only portfolio.

For the period between January 1, 2009 and April 30, 2009, prior to adopting its new investment strategy, the Portfolio outperformed the Benchmark. For the period from May 1, 2009 to June 30, 2009, the Portfolio outperformed the Benchmark. It will take a few months to complete the transition from a fundamental equity approach to a quantitative approach and from a long-only strategy to a flex strategy. As of June 30, 2009, the Portfolio's long/short ratio was 103/3. At the end of the period, the Portfolio's largest overweight positions were in the healthcare and information technology sectors, while the greatest underweight positions were in the financials and consumer staples sectors.

We believe that macroeconomic factors will have less effect on the Portfolio going forward as the majority of the effects of federal stimulus packages and large bankruptcies are already factored into asset prices. The world is now adjusting to the new regime of government support and increased transparency. In our opinion, stock selection will be more important than macro bets in the coming months. Further, although we expect the market to remain difficult in the near term, we are comfortable with our proactive, long-term investment process going forward.

Jordan Low
Portfolio Manager

Short sales expose the portfolio to the risk that it will be required to cover its short position at a time when the securities have appreciated in value, thus resulting in a loss

2

Credit Suisse Trust — International Equity Flex II Portfolio
Semiannual Investment Adviser's Report (continued)
June 30, 2009 (unaudited)

to the portfolio. The portfolio's loss on a short sale could theoretically be unlimited in a case where the portfolio is unable to close out its short position.

Derivatives are subject to a number of risks such as correlation risk, liquidity risk, interest-rate risk, market risk and credit risk. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the portfolio will engage in these transactions to reduce exposure to other risks when that would be beneficial.

The use of leverage subjects the portfolio to the risk of magnified capital losses that can occur when losses affect an asset base — enlarged by borrowings or the creation of liabilities — that exceeds the net assets of the portfolio. The net asset value of the portfolio when employing leverage will be more volatile and sensitive to market movements. Leverage may involve the creation of a liability that requires the portfolio to pay interest.

The portfolio bears the risk that the proprietary quantitative models used by the portfolio manager will not be successful in identifying securities that will help the portfolio achieve its investment objectives, causing the portfolio to underperform its benchmark or other funds with a similar investment objective.

Investing in small to medium-sized companies may be more volatile and less liquid than investments in larger companies.

Special situations are unusual developments that affect a company's market value. Examples include mergers, acquisitions and reorganizations. Securities of special-situation companies may decline in value if the anticipated benefits of the special situation do not materialize.

International investing entails special risk considerations, including currency fluctuations, lower liquidity, economic and political risks, and differences in accounting methods.

In addition to historical information, this report contains forward-looking statements, which may concern, among other things, domestic and foreign market, industry and economic trends and developments and government regulation and their potential impact on the Portfolio's investments. These statements are subject to risks and uncertainties and actual trends, developments and regulations in the future, and their impact on the Portfolio could be materially different from those projected, anticipated or implied. The Portfolio has no obligation to update or revise forward-looking statements.

3

Credit Suisse Trust — International Equity Flex II Portfolio
Semiannual Investment Adviser's Report (continued)
June 30, 2009 (unaudited)

Average Annual Returns as of June 30, 20091

1 Year	5 Years	10 Years	Since Inception	Inception Date
(37.67)%	(4.33)%	(3.44)%	(0.52)%	9/30/96

Returns represent past performance and include change in share price and reinvestment of dividends and capital gains. Past performance cannot guarantee future results. The current performance of the Portfolio may be lower or higher than the figures shown. Returns and share price will fluctuate, and redemption value may be more or less than original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. Performance includes the effect of deducting expenses, but does not include charges and expenses attributable to any particular variable contract or plan. Accordingly, the Prospectus of the sponsoring Participating Insurance Company separate account or plan documents or other informational materials supplied by plan sponsors should be carefully reviewed for information on relevant charges and expenses. Excluding these charges and expenses from quotations of performance has the effect of increasing the performance quoted, and the effect of these charges should be considered when comparing performance to that of other mutual funds. Performance information current to the most recent month-end is available at www.credit-suisse.com/us.

The annualized gross expense ratio is 2.51%. The annualized net expense ratio after fee waivers and/or expense reimbursements is 1.00%.

1  Fee waivers and/or expense reimbursements may reduce expenses for the Portfolio, without which performance would be lower. Waivers and/or reimbursements may be discontinued at any time.

2  The Morgan Stanley Capital International EAFE (Europe, Australasia, Far East) Index Net Dividends is a free float-adjusted market capitalization index that is designed to measure developed-market equity performance, excluding the U.S. and Canada. It is the exclusive property of Morgan Stanley Capital International Inc. Effective May 1, 2009, the MSCI EAFE Index Net Dividends replaced the MSCI World Small Cap Index as the benchmark-index for the Portfolio. The Morgan Stanley Capital International World Small Cap Index is an unmanaged broad-based index comprised of small cap companies from 23 developed markets. Index returns are price only and do not reflect the reinvestment of dividends. It is the exclusive property of Morgan Stanley Capital International Inc. Investors cannot invest directly in an index.

4

Credit Suisse Trust — International Equity Flex II Portfolio
Semiannual Investment Adviser's Report (continued)
June 30, 2009 (unaudited)

Information About Your Portfolio's Expenses

As an investor of the Portfolio, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Portfolio expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Portfolio and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six month period ended June 30, 2009.

The table illustrates your Portfolio's expenses in two ways:

• Actual Portfolio Return. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Portfolio using the Portfolio's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

• Hypothetical 5% Portfolio Return. This helps you to compare your Portfolio's ongoing expenses with those of other mutual funds using the Portfolio's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical portfolio return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

5

Credit Suisse Trust — International Equity Flex II Portfolio
Semiannual Investment Adviser's Report (continued)
June 30, 2009 (unaudited)

Expenses and Value for a $1,000 Investment
for the six month period ended June 30, 2009

Actual Portfolio Return
Beginning Account Value 1/1/09	$1,000.00
Ending Account Value 6/30/09	$1,088.30
Expenses Paid per $1,000*	$5.18
Hypothetical 5% Portfolio Return
Beginning Account Value 1/1/09	$1,000.00
Ending Account Value 6/30/09	$1,019.84
Expenses Paid per $1,000*	$5.01
Annualized Expense Ratio*	1.00%

*  Expenses are equal to the Portfolio's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year period, then divided by 365.

  The "Expenses Paid per $1,000" and the "Annualized Expense Ratio" in the tables are based on actual expenses paid by the Portfolio during the period, net of fee waivers and/or expense reimbursements. If those fee waivers and/or expense reimbursements had not been in effect, the Portfolio's actual expenses would have been higher. Expenses do not reflect additional charges and expenses that are, or may be, imposed under the variable contracts or plans. Such charges and expenses are described in the prospectus of the insurance company separate account or in the plan documents or other informational materials supplied by plan sponsors. The Portfolio's expenses should be considered with these charges and expenses in evaluating the overall cost of investing in the separate account.

For more information, please refer to the Portfolio's prospectus.

6

Credit Suisse Trust — International Equity Flex II Portfolio
Semiannual Investment Adviser's Report (continued)
June 30, 2009 (unaudited)

SECTOR BREAKDOWN*

	Long	Short	Net
Financials	30.7%	(0.5)%	30.2%
Industrials	10.7%	(0.4)%	10.3%
Energy	9.2%	(0.1)%	9.1%
Consumer Discretionary	9.3%	(0.3)%	9.0%
Materials	8.7%	(0.2)%	8.5%
Consumer Staples	8.1%	(0.2)%	7.9%
Health Care	7.4%	(0.3)%	7.1%
Telecommunication Services	6.4%	(0.1)%	6.3%
Utilities	6.4%	(0.4)%	6.0%
Information Technology	5.4%	(0.1)%	5.3%
Short-Term Investment	0.3%	0.0%	0.3%
Total	102.6%	(2.6)%	100.0%

*  Expressed as a percentage of total long/short investments, respectively, (excluding security lending collateral) and may vary over time.

7

Credit Suisse Trust — International Equity Flex II Portfolio
Schedule of Investments
June 30, 2009 (unaudited)

	Number of Shares	Value
LONG STOCK POSITIONS (100.4%)
COMMON STOCKS (100.1%)
Asia (4.7%)
Diversified Financial Services (4.7%)
iShares MSCI Pacific ex-Japan Index Fund§	50,100	$1,586,667
TOTAL ASIA		1,586,667
Australia (3.5%)
Diversified Financial Services (3.5%)
iShares MSCI Australia Index Fund§	70,200	1,179,360
TOTAL AUSTRALIA		1,179,360
Austria (0.4%)
Commercial Banks (0.1%)
Erste Group Bank AG	855	23,208
Raiffeisen International Bank Holding AG	443	15,463
		38,671
Construction & Engineering (0.0%)
Strabag SE BR§	2	44
Containers & Packaging (0.1%)
Mayr Melnhof Karton AG	297	25,084
Diversified Telecommunication Services (0.0%)
Telekom Austria AG	712	11,145
Electrical Equipment (0.0%)
Zumtobel AG	369	3,787
Insurance (0.0%)
Vienna Insurance Group	168	7,323
Metals & Mining (0.1%)
Voestalpine AG§	744	20,490
Oil, Gas & Consumable Fuels (0.1%)
OMV AG	696	26,162
Real Estate Management & Development (0.0%)
IMMOFINANZ AG*	613	1,263
TOTAL AUSTRIA		133,969
Belgium (1.1%)
Beverages (0.3%)
Anheuser-Busch InBev NV	3,120	113,113
Chemicals (0.1%)
Solvay SA	385	32,565
Commercial Banks (0.1%)
Dexia SA*§	2,187	16,693
KBC Groep NV*	443	8,145
		24,838

See Accompanying Notes to Financial Statements.
8

Credit Suisse Trust — International Equity Flex II Portfolio
Schedule of Investments (continued)
June 30, 2009 (unaudited)

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
Belgium
Diversified Financial Services (0.2%)
Fortis*§	9,234	$31,613
Groupe Bruxelles Lambert SA	203	14,879
Nationale A Portefeuille	52	2,516
		49,008
Diversified Telecommunication Services (0.0%)
Belgacom SA§	329	10,519
Food & Staples Retailing (0.1%)
Delhaize Group	678	47,727
Metals & Mining (0.0%)
Nyrstar*	309	2,632
Pharmaceuticals (0.1%)
UCB SA	438	14,064
Wireless Telecommunication Services (0.2%)
Mobistar SA	1,122	69,268
TOTAL BELGIUM		363,734
Bermuda (0.0%)
Insurance (0.0%)
Catlin Group, Ltd.	446	2,365
Metals & Mining (0.0%)
Aquarius Platinum, Ltd.*	290	1,116
TOTAL BERMUDA		3,481
Cyprus (0.2%)
Commercial Banks (0.0%)
Bank of Cyprus Public Co., Ltd.	2,008	11,321
Energy Equipment & Services (0.2%)
ProSafe SE	14,676	73,833
TOTAL CYPRUS		85,154
Denmark (0.8%)
Beverages (0.2%)
Carlsberg AS Class B§	782	50,159
Chemicals (0.1%)
Novozymes AS B Shares§	594	48,317
Commercial Banks (0.1%)
Danske Bank AS*§	1,536	26,495
Jyske Bank AS*	241	6,899
		33,394
Food Products (0.0%)
Danisco AS	116	4,545

See Accompanying Notes to Financial Statements.
9

Credit Suisse Trust — International Equity Flex II Portfolio
Schedule of Investments (continued)
June 30, 2009 (unaudited)

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
Denmark
Insurance (0.1%)
Topdanmark AS*	89	$10,394
TrygVesta AS§	362	21,350
		31,744
Marine (0.0%)
A P Moller - Maersk AS Class B§	2	11,981
Pharmaceuticals (0.3%)
H Lundbeck AS	390	7,419
Novo Nordisk AS Class B§	1,739	94,701
		102,120
Software (0.0%)
SimCorp A/S	63	9,791
TOTAL DENMARK		292,051
Finland (1.5%)
Communications Equipment (0.7%)
Nokia Oyj	16,217	237,498
Diversified Financial Services (0.1%)
Pohjola Bank PLC	3,039	24,345
Diversified Telecommunication Services (0.0%)
Elisa Oyj	733	12,078
Electric Utilities (0.1%)
Fortum Oyj§	2,096	47,768
Food & Staples Retailing (0.0%)
Kesko Oyj B Shares	419	11,096
Insurance (0.2%)
Sampo Oyj A Shares	2,790	52,745
Machinery (0.3%)
Kone Oyj Class B	698	21,431
Metso Oyj	1,525	28,544
Wartsila Oyj	1,416	45,714
		95,689
Metals & Mining (0.0%)
Rautaruukki Oyj	372	7,460
Paper & Forest Products (0.1%)
Stora Enso Oyj R Shares*	1,995	10,551
UPM-Kymmene Oyj	1,101	9,607
		20,158
Pharmaceuticals (0.0%)
Orion Oyj Class B	8	125
TOTAL FINLAND		508,962

See Accompanying Notes to Financial Statements.
10

Credit Suisse Trust — International Equity Flex II Portfolio
Schedule of Investments (continued)
June 30, 2009 (unaudited)

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
France (9.5%)
Aerospace & Defense (0.1%)
Safran SA	1,500	$19,865
Thales SA	8	359
Zodiac Aerospace§	816	26,615
		46,839
Airlines (0.0%)
Air France-KLM§	356	4,565
Auto Components (0.0%)
Compagnie Generale des Etablissements Michelin Class B	2	115
Valeo SA*§	175	3,231
		3,346
Automobiles (0.1%)
PEUGEOT SA*§	422	11,139
Renault SA*§	1,063	39,268
		50,407
Beverages (0.1%)
Pernod-Ricard SA§	412	26,044
Building Products (0.3%)
Cie de Saint-Gobain§	2,941	98,943
Capital Markets (0.1%)
Boursorama*	1,017	9,594
Union Financiere de France BQE SA	357	12,587
		22,181
Chemicals (0.4%)
Air Liquide SA	1,009	92,568
Rhodia SA*§	5,485	41,681
		134,249
Commercial Banks (1.3%)
BNP Paribas	3,771	245,880
Credit Agricole SA§	6,108	76,572
Natixis*	2,007	3,906
Societe Generale	2,067	113,443
		439,801
Commercial Services & Supplies (0.1%)
Societe BIC SA	308	17,732
Communications Equipment (0.1%)
Alcatel-Lucent*§	11,842	29,692

See Accompanying Notes to Financial Statements.
11

Credit Suisse Trust — International Equity Flex II Portfolio
Schedule of Investments (continued)
June 30, 2009 (unaudited)

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
France
Construction & Engineering (0.3%)
Bouygues SA	359	$13,575
Eiffage SA§	84	4,908
Vinci SA	1,970	88,881
		107,364
Construction Materials (0.1%)
Imerys SA*§	154	6,472
Lafarge SA*§	551	37,483
		43,955
Diversified Financial Services (0.0%)
Fimalac	172	9,448
Diversified Telecommunication Services (0.5%)
France Telecom SA	7,470	169,945
Electric Utilities (0.1%)
EDF SA	1,034	50,481
Electrical Equipment (0.6%)
Alstom SA§	719	42,685
Legrand SA	2,974	65,070
Schneider Electric SA	1,132	86,628
		194,383
Energy Equipment & Services (0.1%)
Cie Generale de Geophysique-Veritas*	229	4,145
Technip SA	911	44,915
		49,060
Food Products (0.1%)
Danone	216	10,709
LDC	119	13,759
		24,468
Hotels, Restaurants & Leisure (0.1%)
Accor SA§	742	29,559
Household Durables (0.0%)
Thomson*	1,888	1,671
Independent Power Producers & Energy Traders (0.1%)
Sechilienne-Sidec	805	28,010
Insurance (0.9%)
AXA SA	6,195	117,235
CNP Assurances	1,073	102,650
SCOR SE	4,800	98,608
		318,493

See Accompanying Notes to Financial Statements.
12

Credit Suisse Trust — International Equity Flex II Portfolio
Schedule of Investments (continued)
June 30, 2009 (unaudited)

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
France
IT Services (0.0%)
Atos Origin SA*	3	$102
Machinery (0.1%)
Vallourec SA§	290	35,441
Media (0.4%)
M6-Metropole Television§	595	11,283
PagesJaunes Groupe§	1,553	15,138
Publicis Groupe§	842	25,774
Vivendi	3,613	86,713
		138,908
Multi-Utilities (0.1%)
Suez Environnement SA	31	543
Veolia Environnement§	1,294	38,254
		38,797
Multiline Retail (0.1%)
PPR	353	28,934
Office Electronics (0.1%)
Neopost SA§	496	44,656
Oil, Gas & Consumable Fuels (1.4%)
Esso SA Francaise	98	13,010
Total SA§	8,314	450,557
		463,567
Personal Products (0.3%)
L'Oreal SA§	1,287	96,593
Pharmaceuticals (1.0%)
Ipsen SA	1	44
Sanofi-Aventis SA	5,537	327,132
		327,176
Professional Services (0.1%)
Bureau Veritas SA	337	16,597
Real Estate Investment Trusts (0.0%)
Societe Immobiliere de Location pour l'Industrie et le Commerce	67	5,926
Unibail-Rodamco SE	6	897
		6,823
Textiles, Apparel & Luxury Goods (0.4%)
Christian Dior SA	427	31,981
Hermes International§	123	17,123
LVMH Moet Hennessy Louis Vuitton SA§	993	76,146
		125,250

See Accompanying Notes to Financial Statements.
13

Credit Suisse Trust — International Equity Flex II Portfolio
Schedule of Investments (continued)
June 30, 2009 (unaudited)

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
France
Transportation Infrastructure (0.0%)
Aeroports de Paris	9	$662
TOTAL FRANCE		3,224,142
Germany (8.5%)
Aerospace & Defense (0.2%)
MTU Aero Engines Holding AG	1,534	56,044
Automobiles (0.8%)
Bayerische Motoren Werke AG	631	23,833
Daimler AG§	4,042	146,766
Volkswagen AG§	311	105,346
		275,945
Capital Markets (0.4%)
Deutsche Bank AG§	2,451	148,976
Chemicals (1.0%)
BASF SE	5,080	202,366
K+S AG	656	36,997
Linde AG	1,140	93,641
Symrise AG	354	5,241
Wacker Chemie AG	119	13,740
		351,985
Commercial Banks (0.0%)
Commerzbank AG*	1,176	7,330
Construction & Engineering (0.1%)
Bilfinger Berger AG	230	10,705
Hochtief AG	199	10,048
		20,753
Construction Materials (0.1%)
HeidelbergCement AG	441	18,155
Diversified Financial Services (0.8%)
Allianz SE	2,226	205,333
Deutsche Boerse AG	645	50,190
		255,523
Diversified Telecommunication Services (0.4%)
Deutsche Telekom AG§	12,562	148,493
Electric Utilities (0.9%)
E.ON AG	8,691	308,467
Electrical Equipment (0.0%)
Q-Cells SE*	3	62
Solarworld AG§	388	9,181
Tognum AG	201	2,644
		11,887

See Accompanying Notes to Financial Statements.
14

Credit Suisse Trust — International Equity Flex II Portfolio
Schedule of Investments (continued)
June 30, 2009 (unaudited)

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
Germany
Food & Staples Retailing (0.1%)
Metro AG	480	$22,930
Food Products (0.0%)
KWS Saat AG	10	1,801
Suedzucker AG	745	15,097
		16,898
Health Care Equipment & Supplies (0.0%)
Carl Zeiss Meditec AG	324	4,558
Household Durables (0.1%)
Rational AG	188	21,666
Household Products (0.0%)
Henkel AG & Co. KGaA	155	4,181
Industrial Conglomerates (0.8%)
Rheinmetall AG	453	19,678
Siemens AG	3,798	262,603
		282,281
Insurance (0.5%)
Hannover Rueckversicherung AG*	354	13,085
Muenchener Rueckversicherungs AG	1,191	160,887
		173,972
Internet & Catalog Retail (0.0%)
Takkt AG	1,442	15,356
Machinery (0.2%)
GEA Group AG	11	167
Heidelberger Druckmaschinen AG	1,113	6,214
MAN SE	700	43,064
Wacker Neuson SE	646	6,026
		55,471
Metals & Mining (0.3%)
Salzgitter AG	388	34,193
ThyssenKrupp AG	2,493	62,098
		96,291
Multi-Utilities (0.7%)
RWE AG	2,920	230,236
Pharmaceuticals (0.3%)
Bayer AG§	2,087	112,139
Semiconductors & Semiconductor Equipment (0.0%)
Infineon Technologies AG*	599	2,181

See Accompanying Notes to Financial Statements.
15

Credit Suisse Trust — International Equity Flex II Portfolio
Schedule of Investments (continued)
June 30, 2009 (unaudited)

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
Germany
Software (0.7%)
SAP AG	4,012	$161,733
Software AG	855	60,643
		222,376
Textiles, Apparel & Luxury Goods (0.1%)
Puma AG Rudolf Dassler Sport	95	20,803
Transportation Infrastructure (0.0%)
Fraport AG Frankfurt Airport Services Worldwide	1	43
TOTAL GERMANY		2,884,940
Greece (0.5%)
Capital Markets (0.0%)
Marfin Investment Group SA*	2,186	9,380
Commercial Banks (0.3%)
National Bank of Greece SA*	3,256	90,313
Piraeus Bank SA*	37	368
		90,681
Construction Materials (0.0%)
Titan Cement Co. SA	556	14,670
Diversified Telecommunication Services (0.2%)
Hellenic Telecommunications Organization SA	3,270	49,998
TOTAL GREECE		164,729
Hong Kong (1.2%)
Diversified Financial Services (1.2%)
iShares MSCI Hong Kong Index Fund§	29,200	401,208
TOTAL HONG KONG		401,208
Ireland (0.2%)
Construction Materials (0.1%)
CRH PLC	2,312	52,940
Food Products (0.0%)
Kerry Group PLC Class A	2	46
Pharmaceuticals (0.1%)
Elan Corp. PLC*§	3,525	22,801
TOTAL IRELAND		75,787
Italy (3.1%)
Aerospace & Defense (0.0%)
Finmeccanica SpA	820	11,562
Capital Markets (0.1%)
Mediobanca SpA	2,145	25,557

See Accompanying Notes to Financial Statements.
16

Credit Suisse Trust — International Equity Flex II Portfolio
Schedule of Investments (continued)
June 30, 2009 (unaudited)

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
Italy
Commercial Banks (0.8%)
Banca Carige SpA	1,614	$4,433
Banca Monte dei Paschi di Siena SpA	8,745	14,133
Banco di Desio e della Brianza SpA	226	1,411
Intesa Sanpaolo SpA*	24,294	78,495
Piccolo Credito Valtellinese Scarl	1,407	12,756
UniCredit SpA*§	61,650	155,908
		267,136
Construction & Engineering (0.0%)
Impregilo SpA	48	167
Construction Materials (0.1%)
Buzzi Unicem SpA	278	3,938
Cementir Holding SpA	673	2,572
Italcementi SpA§	932	10,670
		17,180
Diversified Telecommunication Services (0.2%)
Telecom Italia SpA§	44,565	61,779
Electric Utilities (0.5%)
Enel SpA§	30,360	148,194
Iride SpA	767	1,328
Terna Rete Elettrica Nazionale SpA§	4,013	13,382
		162,904
Electrical Equipment (0.0%)
Prysmian SpA	1	15
Energy Equipment & Services (0.1%)
Saipem SpA	1,175	28,703
Food Products (0.0%)
Parmalat SpA	6,877	16,608
Gas Utilities (0.1%)
Snam Rete Gas SpA	7,432	32,642
Health Care Equipment & Supplies (0.0%)
DiaSorin SpA	80	1,990
Hotels, Restaurants & Leisure (0.0%)
Lottomatica SpA	89	1,718
Insurance (0.2%)
Alleanza Assicurazioni SpA	2,983	20,497
Assicurazioni Generali SpA	2,709	56,412
Mediolanum SpA	915	4,888
Premafin Finanziaria SpA*	3,003	3,876
Unipol Gruppo Finanziario SpA*	2,197	2,577
		88,250

See Accompanying Notes to Financial Statements.
17

Credit Suisse Trust — International Equity Flex II Portfolio
Schedule of Investments (continued)
June 30, 2009 (unaudited)

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
Italy
Media (0.1%)
Mediaset SpA	3,690	$20,714
Oil, Gas & Consumable Fuels (0.9%)
ENI SpA	13,605	322,624
Saras SpA	226	645
		323,269
TOTAL ITALY		1,060,194
Japan (24.7%)
Air Freight & Logistics (0.1%)
Yamato Holdings Co., Ltd.§	2,000	26,550
Airlines (0.1%)
All Nippon Airways Co., Ltd.	6,000	20,932
Japan Airlines Corp.*	4,734	9,121
		30,053
Auto Components (0.4%)
Aisin Seiki Co., Ltd.§	292	6,298
Bridgestone Corp.§	1,271	19,878
Denso Corp.§	1,300	33,271
Imasen Electric Industrial	198	2,142
NHK Spring Co., Ltd.	1,000	6,692
Nissin Kogyo Co., Ltd.	94	1,197
NOK Corp.	1,100	12,761
TBK Co., Ltd.	1,000	1,781
Tigers Polymer Corp.	200	839
U-Shin, Ltd.	1,900	9,593
Unipres Corp.§	400	4,429
Yorozu Corp.	1,900	20,954
		119,835
Automobiles (2.4%)
Daihatsu Motor Co., Ltd.	1,987	18,441
Fuji Heavy Industries, Ltd.§	4,640	18,717
Honda Motor Co., Ltd.§	6,571	180,493
Isuzu Motors, Ltd.	12,216	19,568
Mazda Motor Corp.§	2,845	7,265
Nissan Motor Co., Ltd.	14,300	86,650
Suzuki Motor Corp.	2,054	45,985
Toyota Motor Corp.	11,219	423,613
Yamaha Motor Co., Ltd.§	965	10,703
		811,435
Beverages (0.1%)
Asahi Breweries, Ltd.	198	2,833
Kirin Holdings Co., Ltd.§	2,944	41,009
		43,842

See Accompanying Notes to Financial Statements.
18

Credit Suisse Trust — International Equity Flex II Portfolio
Schedule of Investments (continued)
June 30, 2009 (unaudited)

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
Japan
Building Products (0.2%)
Asahi Glass Co., Ltd.§	2,000	$15,995
Daikin Industries, Ltd.§	932	29,948
JS Group Corp.	699	10,771
Nippon Hume Corp.	1,000	3,019
Nippon Sheet Glass Co., Ltd.	4,218	12,272
		72,005
Capital Markets (0.5%)
Daiwa Securities Group, Inc.§	2,981	17,686
Matsui Securities Co., Ltd.§	6,991	63,296
Nomura Holdings, Inc.§	8,100	68,265
SBI Holdings, Inc.	88	17,843
		167,090
Chemicals (0.8%)
Asahi Kasei Corp.§	7,000	35,461
Chugoku Marine Paints, Ltd.	2,000	13,753
Co-Op Chemical Co., Ltd.§	4,000	8,395
DIC Corp.	11,000	17,157
JSP Corp.	625	4,753
Kansai Paint Co., Ltd.	2,000	14,308
Katakura Chikkarin Co., Ltd.	1,962	6,950
Mitsubishi Chemical Holdings Corp.§	8,889	37,540
Mitsubishi Gas Chemical Co., Inc.	785	4,273
Mitsubishi Rayon Co., Ltd.	19	55
Shin-Etsu Chemical Co., Ltd.	1,600	74,091
Showa Denko KK§	3,949	7,032
Sumitomo Chemical Co., Ltd.§	2,473	11,104
Tokuyama Corp.	1,829	13,405
Toray Industries, Inc.§	1,766	8,975
Tosoh Corp.	159	449
Ube Industries, Ltd.	8,958	24,960
		282,661
Commercial Banks (2.4%)
Bank of the Ryukyus, Ltd.	1,545	18,321
Chuo Mitsui Trust Holdings, Inc.§	9,996	38,029
Fukuoka Financial Group, Inc.	8,327	37,182
Hokuhoku Financial Group, Inc.§	7,918	19,816
Mitsubishi UFJ Financial Group, Inc.	42,779	263,741
Mizuho Financial Group, Inc.§	46,512	107,895
Resona Holdings, Inc.§	2,859	40,013
Sapporo Hokuyo Holdings, Inc.*	12	34
Seven Bank, Ltd.	3	7,855
Shinsei Bank, Ltd.*§	8,661	13,806
Sumitomo Mitsui Financial Group, Inc.§	3,134	126,621
The Chiba Bank, Ltd.	2,992	19,497

See Accompanying Notes to Financial Statements.
19

Credit Suisse Trust — International Equity Flex II Portfolio
Schedule of Investments (continued)
June 30, 2009 (unaudited)

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
Japan
Commercial Banks
The Gunma Bank, Ltd.	992	$5,506
The Hachijuni Bank, Ltd.	1,108	6,251
The Nagano Bank, Ltd.	2,000	4,975
The Nishi-Nippon City Bank, Ltd.§	15,997	40,351
The San-In Godo Bank, Ltd.	2,000	17,215
The Sumitomo Trust & Banking Co., Ltd.§	4,000	21,430
The Tohoku Bank, Ltd.	6,000	9,748
		798,286
Commercial Services & Supplies (0.4%)
Dai Nippon Printing Co., Ltd.§	2,000	27,341
Daiohs Corp.	100	491
Itoki Corp.	200	565
Nichiban Co., Ltd.	3,000	9,300
Nippon Kucho Service Co., Ltd.	600	4,581
Secom Co., Ltd.	1,343	54,422
Toppan Printing Co., Ltd.	4,986	50,156
		146,856
Communications Equipment (0.1%)
Denki Kogyo Co., Ltd.	3,991	20,074
Saxa Holdings, Inc.*	1,000	1,799
		21,873
Computers & Peripherals (0.4%)
Fujitsu, Ltd.§	10,000	54,238
Japan Digital Laboratory Co., Ltd.	368	4,652
NEC Corp.*§	10,393	40,590
Seiko Epson Corp.§	195	3,177
Toshiba Corp.§	6,859	24,811
		127,468
Construction & Engineering (0.1%)
Ando Corp.	1,000	1,569
Asanuma Corp.*	2,211	2,329
Daiwa Odakyu Construction Co.	500	1,119
Kajima Corp.§	3,000	9,324
Kinden Corp.	921	8,081
Nishimatsu Construction Co., Ltd.	1,000	1,550
Obayashi Corp.	1,992	9,736
Shimizu Corp.§	1,982	8,589
Taihei Kogyo Co., Ltd.	1,129	3,610
Tobishima Corp.*	168	96
Totetsu Kogyo Co., Ltd.	57	345
		46,348

See Accompanying Notes to Financial Statements.
20

Credit Suisse Trust — International Equity Flex II Portfolio
Schedule of Investments (continued)
June 30, 2009 (unaudited)

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
Japan
Construction Materials (0.1%)
Okabe Co., Ltd.	220	$899
Shinagawa Refractories Co., Ltd.	1,795	4,876
Sumitomo Osaka Cement Co., Ltd.	6,000	12,932
Taiheiyo Cement Corp.§	5,708	9,767
		28,474
Consumer Finance (0.1%)
Acom Co., Ltd.§	333	8,286
Aiful Corp.	2,150	8,231
Credit Saison Co., Ltd.§	600	7,599
Jaccs Co., Ltd.	1,000	2,223
ORIX Corp.	360	21,394
Takefuji Corp.	126	686
		48,419
Containers & Packaging (0.0%)
FP Corp.	100	4,384
Tomoku Co., Ltd.	1,000	1,990
Toyo Seikan Kaisha, Ltd.§	195	4,119
		10,493
Diversified Consumer Services (0.1%)
Benesse Corp.	500	20,018
Watabe Wedding Corp.	100	1,622
		21,640
Diversified Financial Services (0.0%)
Daiko Clearing Services Corp.	237	1,440
Fuyo General Lease Co., Ltd.	100	2,215
Mitsubishi UFJ Lease & Finance Co., Ltd.§	335	10,904
		14,559
Diversified Telecommunication Services (0.8%)
Nippon Telegraph & Telephone Corp.	6,700	272,436
Electric Utilities (1.2%)
Chubu Electric Power Co., Inc.§	4,197	96,774
Hokuriku Electric Power Co.§	1,758	40,145
Kyushu Electric Power Co., Inc.§	4,400	94,548
The Kansai Electric Power Co., Inc.	1,496	32,948
The Tokyo Electric Power Co., Inc.§	4,983	127,920
Tohoku Electric Power Co., Inc.	1,498	31,243
		423,578
Electrical Equipment (0.5%)
Chiyoda Integre Co., Ltd.	800	9,176
Furukawa Electric Co., Ltd.§	5,000	22,458
Mitsubishi Electric Corp.	6,883	43,434

See Accompanying Notes to Financial Statements.
21

Credit Suisse Trust — International Equity Flex II Portfolio
Schedule of Investments (continued)
June 30, 2009 (unaudited)

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
Japan
Electrical Equipment
Nippon Carbon Co. Ltd.	1,000	$2,785
Panasonic Electric Works Co., Ltd.	998	9,418
Sumitomo Electric Industries, Ltd.	5,700	63,808
Toko Electric Corp.	703	2,201
Ushio, Inc.§	510	8,123
		161,403
Electronic Equipment, Instruments & Components (1.1%)
Citizen Holdings Co., Ltd.	1,886	9,643
FUJIFILM Holdings Corp.	1,092	34,699
Hirose Electric Co., Ltd.	198	21,091
Hitachi, Ltd.	21,000	65,251
Hosiden Corp.	1,800	22,987
HOYA Corp.	1,700	34,001
Ibiden Co., Ltd.	97	2,716
Japan Cash Machine Co., Ltd.	600	5,479
Keyence Corp.	189	38,445
Kyocera Corp.	493	36,954
Mitsumi Electric Co., Ltd.	795	16,956
Murata Manufacturing Co., Ltd.§	877	37,371
Nidec Corp.§	288	17,503
ONO Sokki Co., Ltd.	239	1,041
Satori Electric Co., Ltd.	700	4,109
Shimadzu Corp.	967	7,715
TDK Corp.§	500	23,436
Yokogawa Electric Corp.	486	3,270
		382,667
Food & Staples Retailing (0.7%)
Aeon Co., Ltd.§	1,398	13,773
CVS Bay Area, Inc.	464	716
FamilyMart Co., Ltd.	1,100	34,511
Lawson, Inc.§	1,600	70,316
S Foods, Inc.	1,000	8,039
San-A Co., Ltd.	100	3,258
Seven & I Holdings Co., Ltd.	3,400	79,615
Universe Co., Ltd.	300	3,714
UNY Co., Ltd.	3,000	25,593
Yamaya Corp.	400	2,858
		242,393
Food Products (0.4%)
Ajinomoto Co., Inc.	22	174
Fuji Oil Co., Ltd.	300	3,491
Kyokuyo Co., Ltd.	2,000	4,159
Nippon Meat Packers, Inc.	1,000	12,571
Nisshin Seifun Group, Inc.	2,000	23,726

See Accompanying Notes to Financial Statements.
22

Credit Suisse Trust — International Equity Flex II Portfolio
Schedule of Investments (continued)
June 30, 2009 (unaudited)

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
Japan
Food Products
NISSIN FOODS HOLDINGS Co., Ltd.	4	$121
QP Corp.	3,124	32,470
Toyo Suisan Kaisha, Ltd.	1,000	20,571
Warabeya Nichiyo Co., Ltd.	1,300	15,552
Yamazaki Baking Co., Ltd.§	2,945	33,216
		146,051
Gas Utilities (0.1%)
Tokyo Gas Co., Ltd.	12,000	42,802
Health Care Equipment & Supplies (0.2%)
Eiken Chemical Co., Ltd.	1,500	12,783
Olympus Corp.§	272	6,395
Terumo Corp.§	785	34,555
		53,733
Health Care Providers & Services (0.0%)
Mediceo Paltac Holdings Co., Ltd.	7	80
Suzuken Co., Ltd.	3	87
		167
Hotels, Restaurants & Leisure (0.1%)
McDonald's Holdings Co. Japan, Ltd.§	403	7,472
Oriental Land Co. Japan, Ltd.§	398	26,644
		34,116
Household Durables (0.9%)
Casio Computer Co., Ltd.§	2,071	18,521
Foster Electric Co., Ltd.	289	3,283
Fuji Corp.	1,100	3,010
Makita Corp.§	395	9,543
Panasonic Corp.§	8,396	112,940
Sanyo Electric Co., Ltd.*§	3,130	8,094
Sharp Corp.	2,000	20,716
Sony Corp.§	4,258	110,914
Suminoe Textile Co., Ltd.	2,000	2,805
Token Corp.	90	2,901
		292,727
Household Products (0.1%)
Kao Corp.	2,000	43,453
Independent Power Producers & Energy Traders (0.0%)
Electric Power Development Co., Ltd.§	200	5,666
Insurance (0.7%)
Aioi Insurance Co., Ltd.	2,977	13,548
Mitsui Sumitomo Insurance Group Holdings, Inc.	1,600	41,792
Nipponkoa Insurance Co., Ltd.§	4,000	23,235

See Accompanying Notes to Financial Statements.
23

Credit Suisse Trust — International Equity Flex II Portfolio
Schedule of Investments (continued)
June 30, 2009 (unaudited)

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
Japan
Insurance
Nissay Dowa General Insurance Co., Ltd.	4,461	$21,517
Sompo Japan Insurance, Inc.	5,962	39,667
T&D Holdings, Inc.§	485	13,835
Tokio Marine Holdings, Inc.	2,551	69,933
		223,527
Internet & Catalog Retail (0.1%)
ASKUL Corp.	500	8,087
Rakuten, Inc.§	41	24,667
		32,754
Internet Software & Services (0.0%)
Yahoo! Japan Corp.	25	7,939
IT Services (0.1%)
CAC Corp.	200	1,442
NTT Data Corp.	6	19,338
		20,780
Leisure Equipment & Products (0.3%)
Daikoku Denki Co., Ltd.	700	9,308
Namco Bandai Holdings, Inc.§	1,100	12,046
Nikon Corp.	1,916	33,096
Sankyo Co., Ltd.	486	25,885
Sega Sammy Holdings, Inc.§	900	11,389
Shimano, Inc.§	398	15,268
Tamron Co., Ltd.	108	1,477
		108,469
Machinery (1.1%)
Amada Co., Ltd.	2,000	12,375
Daiwa Industries, Ltd.	913	4,206
Fanuc, Ltd.	785	62,809
IHI Corp.*	7,000	12,073
JTEKT Corp.§	692	6,983
Kawasaki Heavy Industries, Ltd.§	3,000	8,251
Komatsu, Ltd.	1,772	27,316
Kubota Corp.§	4,000	32,889
Minebea Co., Ltd.§	4,961	21,080
Mitsubishi Heavy Industries, Ltd.§	12,000	49,582
Mitsui Engineering & Shipbuilding Co., Ltd.§	5,970	14,001
Miyachi Corp.	1,000	6,773
Nachi-Fujikoshi Corp.§	6,461	13,255
NGK Insulators, Ltd.	764	15,547
NSK, Ltd.§	2,886	14,587
NTN Corp.	4,900	19,596
Obara Corp.	1,600	15,155

See Accompanying Notes to Financial Statements.
24

Credit Suisse Trust — International Equity Flex II Portfolio
Schedule of Investments (continued)
June 30, 2009 (unaudited)

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
Japan
Machinery
Ryobi, Ltd.	1,274	$3,346
Sasebo Heavy Industries Co., Ltd.	1,000	2,084
SMC Corp.	119	12,758
Sumitomo Heavy Industries, Ltd.	2,970	13,192
THK Co., Ltd.	437	6,504
		374,362
Marine (0.2%)
Kawasaki Kisen Kaisha, Ltd.	1,000	4,096
Mitsui OSK Lines, Ltd.	4,000	25,809
Nippon Yusen KK§	6,918	29,744
		59,649
Media (0.1%)
Amuse, Inc.	1,200	12,084
Gakken Co., Ltd.	4,000	7,744
Hakuhodo DY Holdings, Inc.	1	54
Jupiter Telecommunications Co., Ltd.	22	16,662
SKY Perfect JSAT Holdings, Inc.	36	13,706
		50,250
Metals & Mining (1.0%)
DOWA HOLDINGS Co., Ltd.	1,000	4,144
JFE Holdings, Inc.§	2,000	67,090
Kobe Steel, Ltd.§	5,855	10,887
Maruichi Steel Tube, Ltd.§	197	3,709
Mitsubishi Materials Corp.§	14,597	45,375
Nakayama Steel Works, Ltd.	4,000	9,474
Nippon Denko Co., Ltd.	304	2,017
Nippon Steel Corp.§	14,977	57,249
Sumitomo Metal Industries, Ltd.	12,743	33,822
Sumitomo Metal Mining Co., Ltd.	1,000	14,026
Tokyo Steel Manufacturing Co., Ltd.§	3,580	43,509
Tokyo Tekko Co., Ltd.	2,000	7,475
Topy Industries, Ltd.	7,000	13,252
Yamato Kogyo Co., Ltd.§	700	20,576
		332,605
Multiline Retail (0.0%)
Isetan Mitsukoshi Holdings, Ltd.	586	5,953
Office Electronics (0.7%)
Canon, Inc.§	4,745	154,750
Konica Minolta Holdings, Inc.	4,000	41,729
Ricoh Co., Ltd.§	1,987	25,557
		222,036

See Accompanying Notes to Financial Statements.
25

Credit Suisse Trust — International Equity Flex II Portfolio
Schedule of Investments (continued)
June 30, 2009 (unaudited)

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
Japan
Oil, Gas & Consumable Fuels (0.5%)
Cosmo Oil Co., Ltd.	5,438	$18,382
Idemitsu Kosan Co., Ltd.§	368	31,479
INPEX Corp.	5	39,804
Kanto Natural Gas Development, Ltd.	1,000	5,902
TonenGeneral Sekiyu KK§	7,903	80,312
		175,879
Paper & Forest Products (0.0%)
OJI Paper Co., Ltd.	34	146
Pharmaceuticals (1.1%)
Astellas Pharma, Inc.	3,283	115,750
Daiichi Sankyo Co., Ltd.§	1,417	25,253
Eisai Co., Ltd.	898	31,834
Mitsubishi Tanabe Pharma Corp.	1,771	20,315
Ono Pharmaceutical Co., Ltd.	400	17,716
Santen Pharmaceutical Co., Ltd.	294	8,943
Taisho Pharmaceutical Co., Ltd.	259	4,894
Takeda Pharmaceutical Co., Ltd.	3,600	139,750
		364,455
Professional Services (0.0%)
Altech Corp.	200	1,205
Real Estate Investment Trusts (0.1%)
Japan Prime Realty Investment Corp.§	1	2,154
Japan Real Estate Investment Corp.	1	8,282
Japan Retail Fund Investment Corp.	1	4,606
Nippon Building Fund, Inc.	1	8,535
		23,577
Real Estate Management & Development (0.7%)
Aeon Mall Co., Ltd.	596	11,293
Daito Trust Construction Co., Ltd.	297	13,982
Heiwa Real Estate Co., Ltd.	605	1,975
Leopalace21 Corp.	2,939	26,222
Mitsubishi Estate Co., Ltd.	3,313	54,916
Mitsui Fudosan Co., Ltd.	3,903	67,589
Nomura Real Estate Holdings, Inc.§	394	6,771
NTT Urban Development Corp.§	2	1,925
Sumitomo Realty & Development Co., Ltd.§	1,958	35,695
Tokyo Tatemono Co., Ltd.	992	5,516
Tokyu Land Corp.§	3,947	17,904
		243,788
Road & Rail (0.6%)
Central Japan Railway Co.§	2	12,276
East Japan Railway Co.	1,600	96,179

See Accompanying Notes to Financial Statements.
26

Credit Suisse Trust — International Equity Flex II Portfolio
Schedule of Investments (continued)
June 30, 2009 (unaudited)

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
Japan
Road & Rail
Keihin Electric Express Railway Co., Ltd.	17	$132
Keisei Electric Railway Co., Ltd.§	4,000	23,811
Kintetsu Corp.	55	242
Maruwn Corp.	600	1,628
Nippon Express Co., Ltd.	6,000	27,196
Tokyu Corp.	5,000	25,184
		186,648
Semiconductors & Semiconductor Equipment (0.3%)
Advantest Corp.	191	3,473
Mimasu Semiconductor Industry Co., Ltd.	449	5,369
NEC Electronics Corp.*	42	380
Rohm Co., Ltd.	698	50,832
Tokyo Electron, Ltd.	669	32,236
		92,290
Software (0.4%)
Konami Corp.	99	1,893
Nintendo Co., Ltd.	400	110,530
Oracle Corp. Japan§	300	10,985
Sorun Corp.	466	2,841
SRA Holdings	300	2,614
		128,863
Specialty Retail (0.2%)
Fast Retailing Co., Ltd.	206	26,805
Hard Off Corp. Co., Ltd.	200	1,020
Nitori Co., Ltd.	1	71
Pal Co., Ltd.	350	5,919
Point, Inc.	152	8,156
Right On Co., Ltd.	221	2,017
USS Co., Ltd.	214	11,005
Yamada Denki Co., Ltd.§	153	8,887
		63,880
Textiles, Apparel & Luxury Goods (0.0%)
Sanei-International Co., Ltd.	1,900	16,341
Tobacco (0.3%)
Japan Tobacco, Inc.	34	106,113
Trading Companies & Distributors (0.9%)
ITOCHU Corp.	3,911	27,097
JFE Shoji Holdings, Inc.	3,000	11,040
Kamei Corp.	1,000	5,163
Kanamoto Co., Ltd.	1,000	5,221
Marubeni Corp.	5,929	26,182
Maruka Machinery Co., Ltd.	200	1,534

See Accompanying Notes to Financial Statements.
27

Credit Suisse Trust — International Equity Flex II Portfolio
Schedule of Investments (continued)
June 30, 2009 (unaudited)

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
Japan
Trading Companies & Distributors
Mitsubishi Corp.	4,984	$91,828
Mitsui & Co., Ltd.§	7,086	83,836
Sumitomo Corp.	5,579	56,621
		308,522
Transportation Infrastructure (0.0%)
Kamigumi Co., Ltd.	1,000	8,438
Wireless Telecommunication Services (0.9%)
KDDI Corp.	16	84,765
NTT DoCoMo, Inc.	124	181,085
Softbank Corp.	2,417	47,012
		312,862
TOTAL JAPAN		8,390,410
Luxembourg (0.6%)
Energy Equipment & Services (0.1%)
Acergy SA	1,432	14,119
Tenaris SA	1,844	25,152
		39,271
Media (0.2%)
SES*	2,730	51,794
Metals & Mining (0.3%)
ArcelorMittal§	3,034	100,390
TOTAL LUXEMBOURG		191,455
Netherlands (2.4%)
Aerospace & Defense (0.4%)
European Aeronautic Defence & Space Co. NV§	9,859	160,092
Air Freight & Logistics (0.1%)
TNT NV	1,522	29,745
Chemicals (0.1%)
Koninklijke DSM NV	1,215	38,202
Diversified Financial Services (0.1%)
ING Groep NV CVA	2,241	22,700
SNS Reaal	273	1,531
		24,231
Diversified Telecommunication Services (0.1%)
KONINKLIJKE KPN NV§	3,489	48,133
Energy Equipment & Services (0.1%)
Fugro NV	141	5,871
SBM Offshore NV§	995	17,084
		22,955

See Accompanying Notes to Financial Statements.
28

Credit Suisse Trust — International Equity Flex II Portfolio
Schedule of Investments (continued)
June 30, 2009 (unaudited)

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
Netherlands
Food & Staples Retailing (0.2%)
Koninklijke Ahold NV	6,387	$73,622
Food Products (0.8%)
Unilever NV§	11,095	268,306
Household Durables (0.1%)
TomTom NV*	3,554	42,922
Industrial Conglomerates (0.1%)
Koninklijke Philips Electronics NV	2,181	40,262
Insurance (0.1%)
Aegon NV	5,750	35,593
Life Sciences Tools & Services (0.0%)
QIAGEN NV*	11	204
Semiconductors & Semiconductor Equipment (0.1%)
ASML Holding NV	1,218	26,396
Software (0.1%)
Exact Holding NV	984	23,873
TOTAL NETHERLANDS		834,536
Norway (0.6%)
Chemicals (0.1%)
Yara International ASA§	1,049	29,503
Commercial Banks (0.0%)
DnB NOR ASA*	72	550
Diversified Telecommunication Services (0.0%)
Telenor ASA*	169	1,303
Electrical Equipment (0.0%)
Renewable Energy Corp. AS*§	4	31
Energy Equipment & Services (0.0%)
Aker Solutions ASA§	292	2,423
TGS Nopec Geophysical Co. ASA*	23	228
		2,651
Oil, Gas & Consumable Fuels (0.5%)
StatoilHydro ASA	8,524	168,208
Paper & Forest Products (0.0%)
Norske Skogindustrier ASA*	9,376	13,778
TOTAL NORWAY		216,024
Portugal (0.3%)
Commercial Banks (0.0%)
Banco BPI SA	113	289
Banco Comercial Portugues SA R Shares	5,277	5,372
		5,661

See Accompanying Notes to Financial Statements.
29

Credit Suisse Trust — International Equity Flex II Portfolio
Schedule of Investments (continued)
June 30, 2009 (unaudited)

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
Portugal
Construction Materials (0.0%)
Cimpor Cimentos de Portugal SGPS SA§	1,347	$9,839
Diversified Telecommunication Services (0.2%)
Portugal Telecom SGPS SA	5,150	50,509
Electric Utilities (0.1%)
EDP - Energias de Portugal SA	8,082	31,744
Multi-Utilities (0.0%)
REN - Redes Energeticas Nacionais SA	2,148	9,204
Oil, Gas & Consumable Fuels (0.0%)
Galp Energia SGPS SA B Shares§	2	28
TOTAL PORTUGAL		106,985
Singapore (0.6%)
Diversified Financial Services (0.6%)
iShares MSCI Singapore Index Fund§	23,200	209,264
TOTAL SINGAPORE		209,264
Spain (4.9%)
Airlines (0.0%)
Iberia Lineas Aereas de Espana*	1,271	2,703
Commercial Banks (2.4%)
Banco Bilbao Vizcaya Argentaria SA§	19,240	242,225
Banco de Sabadell SA§	3,622	22,650
Banco de Valencia SA	673	6,542
Banco Pastor SA	142	984
Banco Popular Espanol SA	7,626	66,717
Banco Santander SA	39,313	475,153
Bankinter SA	776	9,205
		823,476
Construction & Engineering (0.3%)
ACS Actividades de Construccion y Servicios SA	1,066	54,105
Fomento de Construcciones y Contratas SA§	180	7,405
Grupo Ferrovial SA	44	1,418
Obrascon Huarte Lain SA	1,069	21,210
		84,138
Diversified Financial Services (0.1%)
Criteria Caixacorp SA	3,773	17,485
Diversified Telecommunication Services (1.1%)
Telefonica SA§	16,807	381,625
Electric Utilities (0.4%)
Acciona SA§	101	12,470
Iberdrola SA§	14,455	117,857
		130,327

See Accompanying Notes to Financial Statements.
30

Credit Suisse Trust — International Equity Flex II Portfolio
Schedule of Investments (continued)
June 30, 2009 (unaudited)

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
Spain
Food Products (0.0%)
Viscofan SA	165	$3,525
Gas Utilities (0.1%)
Enagas§	782	15,430
Gas Natural SDG SA§	1,375	25,107
		40,537
Independent Power Producers & Energy Traders (0.0%)
Iberdrola Renovables SA*	1,083	4,966
Media (0.1%)
Gestevision Telecinco SA§	3,319	31,078
Oil, Gas & Consumable Fuels (0.3%)
Repsol YPF SA§	5,068	113,430
Real Estate Management & Development (0.0%)
Inmobiliaria Colonial SA*	13,571	2,738
Specialty Retail (0.1%)
Inditex SA	331	15,928
Transportation Infrastructure (0.0%)
Cintra Concesiones de Infraestructuras de Transporte SA	811	5,052
TOTAL SPAIN		1,657,008
Sweden (2.3%)
Building Products (0.1%)
Assa Abloy AB Class B	3,479	48,438
Commercial Banks (0.6%)
Nordea Bank AB	11,989	94,873
Skandinaviska Enskilda Banken AB Class A*§	2,838	12,498
Svenska Handelsbanken AB A Shares	3,106	58,647
Swedbank AB A Shares*§	7,309	42,546
		208,564
Commercial Services & Supplies (0.1%)
Securitas AB B Shares	3,205	27,177
Communications Equipment (0.4%)
Telefonaktiebolaget LM Ericsson B Shares	14,203	139,320
Construction & Engineering (0.0%)
Skanska AB B Shares§	698	7,798
Diversified Financial Services (0.1%)
Industrivarden AB A Shares	4,729	42,446
Diversified Telecommunication Services (0.0%)
TeliaSonera AB	2,158	11,309

See Accompanying Notes to Financial Statements.
31

Credit Suisse Trust — International Equity Flex II Portfolio
Schedule of Investments (continued)
June 30, 2009 (unaudited)

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
Sweden
Household Durables (0.0%)
Nobia AB*	123	$437
Machinery (0.3%)
Alfa Laval AB	771	7,357
Cardo AB	512	11,076
Hexagon AB B Shares	1,538	13,837
Scania AB B Shares§	1,493	14,791
SKF AB B Shares	2,010	24,737
Volvo AB B Shares	1,835	11,317
		83,115
Metals & Mining (0.1%)
Boliden AB	1,169	8,829
SSAB AB A Shares§	1,899	22,084
		30,913
Oil, Gas & Consumable Fuels (0.0%)
Lundin Petroleum AB*	18	139
Paper & Forest Products (0.2%)
Holmen AB B Shares	564	12,297
Svenska Cellulosa AB B Shares	5,897	61,820
		74,117
Specialty Retail (0.4%)
Hennes & Mauritz AB B Shares§	2,476	123,108
TOTAL SWEDEN		796,881
Switzerland (6.8%)
Building Products (0.1%)
Geberit AG	230	28,312
Capital Markets (0.6%)
EFG International AG§	950	10,279
Julius Baer Holding AG	752	29,220
UBS AG*	12,952	158,990
		198,489
Chemicals (0.5%)
Clariant AG*	448	2,835
Givaudan SA	67	41,090
Syngenta AG	470	109,252
		153,177
Construction Materials (0.3%)
Holcim, Ltd.*§	1,797	102,217

See Accompanying Notes to Financial Statements.
32

Credit Suisse Trust — International Equity Flex II Portfolio
Schedule of Investments (continued)
June 30, 2009 (unaudited)

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
Switzerland
Diversified Telecommunication Services (0.2%)
Swisscom AG	250	$76,860
Electric Utilities (0.0%)
BKW FMB Energie AG	139	10,225
Energy Equipment & Services (0.2%)
ABB, Ltd.*	3,806	59,528
Food Products (1.5%)
Nestle SA	13,672	515,759
Health Care Equipment & Supplies (0.0%)
Nobel Biocare Holding AG	193	4,220
Synthes, Inc.	1	97
		4,317
Insurance (0.7%)
Baloise Holding AG	194	14,413
Schweizerische National-Versicherungs-Gesellschaft AG*	1,625	36,347
Zurich Financial Services AG	1,019	179,289
		230,049
Marine (0.0%)
Kuehne + Nagel International AG	138	10,830
Pharmaceuticals (2.2%)
Novartis AG	9,148	372,047
Roche Holding AG	2,650	360,736
		732,783
Professional Services (0.2%)
SGS SA	52	64,529
Textiles, Apparel & Luxury Goods (0.3%)
Compagnie Financiere Richemont SA Class A*	4,412	91,898
The Swatch Group AG§	128	4,200
The Swatch Group AG BR	113	18,170
		114,268
TOTAL SWITZERLAND		2,301,343
United Kingdom (21.7%)
Aerospace & Defense (0.5%)
BAE Systems PLC	21,644	121,069
Cobham PLC	3,432	9,785
Meggitt PLC	2,126	5,566
Rolls-Royce Group PLC*	3,714	22,228
		158,648
Airlines (0.0%)
British Airways PLC*§	270	557

See Accompanying Notes to Financial Statements.
33

Credit Suisse Trust — International Equity Flex II Portfolio
Schedule of Investments (continued)
June 30, 2009 (unaudited)

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
United Kingdom
Beverages (0.6%)
Diageo PLC	7,173	$103,130
SABMiller PLC§	5,563	113,699
		216,829
Biotechnology (0.0%)
Antisoma PLC*	6,298	2,489
Capital Markets (0.5%)
3i Group PLC	4,328	17,332
Aberdeen Asset Management PLC	445	909
BlueBay Asset Management PLC§	578	2,020
Close Brothers Group PLC	7,627	82,670
Evolution Group PLC	107	254
ICAP PLC	1,439	10,728
Investec PLC	3,033	16,356
Man Group PLC	5,327	24,443
Schroders PLC	330	4,470
Tullett Prebon PLC	231	1,130
		160,312
Chemicals (0.1%)
Croda International	108	951
Johnson Matthey PLC	546	10,379
Victrex PLC	89	825
Yule Catto & Co. PLC	3,743	6,587
		18,742
Commercial Banks (3.0%)
Barclays PLC	41,779	194,344
HSBC Holdings PLC	71,863	599,303
Lloyds Banking Group PLC	73,227	84,500
Royal Bank of Scotland Group PLC*	63,318	40,285
Standard Chartered PLC	5,077	95,559
		1,013,991
Commercial Services & Supplies (0.1%)
De La Rue PLC	2,549	38,312
Regus PLC	790	847
		39,159
Communications Equipment (0.0%)
Spirent Communications PLC	2,268	2,361
Construction & Engineering (0.2%)
Balfour Beatty PLC	612	3,122
Costain Group PLC	13,264	5,521
Galliford Try PLC	912	727
Keller Group PLC	1,909	17,469

See Accompanying Notes to Financial Statements.
34

Credit Suisse Trust — International Equity Flex II Portfolio
Schedule of Investments (continued)
June 30, 2009 (unaudited)

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
United Kingdom
Construction & Engineering
Kier Group PLC	2,747	$41,735
Morgan Sindall PLC	73	832
Severfield-Rowen PLC	2,419	7,714
WSP Group PLC	1,200	4,359
		81,479
Construction Materials (0.0%)
Marshalls PLC	3,511	4,963
Consumer Finance (0.0%)
Provident Financial PLC	692	9,054
Containers & Packaging (0.0%)
DS Smith PLC	6,987	7,670
Rexam PLC	227	1,068
		8,738
Diversified Telecommunication Services (0.2%)
BT Group PLC	28,804	48,309
Cable & Wireless PLC	7,362	16,175
Kcom Group PLC	10,590	4,491
		68,975
Electronic Equipment, Instruments & Components (0.0%)
Electrocomponents PLC	1,571	3,652
Energy Equipment & Services (0.0%)
AMEC PLC	1,002	10,808
Food & Staples Retailing (0.6%)
J Sainsbury PLC	4,535	23,443
Majestic Wine PLC	312	967
Tesco PLC	23,746	138,812
WM Morrison Supermarkets PLC	7,537	29,468
		192,690
Food Products (0.4%)
Cadbury PLC	3,975	34,011
Dairy Crest Group PLC	1,562	8,274
Greggs PLC	1,447	8,910
Northern Foods PLC	3,319	2,850
Robert Wiseman Dairies PLC	843	5,250
Tate & Lyle PLC§	1,360	7,150
Unilever PLC	3,528	82,999
		149,444
Health Care Equipment & Supplies (0.1%)
Smith & Nephew PLC	2,588	19,233

See Accompanying Notes to Financial Statements.
35

Credit Suisse Trust — International Equity Flex II Portfolio
Schedule of Investments (continued)
June 30, 2009 (unaudited)

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
United Kingdom
Hotels, Restaurants & Leisure (0.3%)
Compass Group PLC	5,518	$31,179
Enterprise Inns PLC	558	1,149
Greene King PLC	2,576	16,439
Holidaybreak PLC	205	948
Intercontinental Hotels Group PLC	768	7,914
J.D. Wetherspoon PLC	741	4,746
Ladbrokes PLC	1,917	5,815
Marston's PLC	1,290	2,527
Restaurant Group PLC	1,616	3,808
Thomas Cook Group PLC§	1,305	4,426
TUI Travel PLC	357	1,366
Whitbread PLC	573	7,737
William Hill PLC	7,351	23,831
		111,885
Household Durables (0.0%)
Aga Rangemaster Group PLC	907	1,378
Barratt Developments PLC*	839	2,042
Berkeley Group Holdings PLC*	299	3,968
Taylor Wimpey PLC*	5,209	2,878
		10,266
Household Products (0.3%)
Mcbride PLC	635	1,519
Reckitt Benckiser Group PLC§	1,848	84,479
		85,998
Independent Power Producers & Energy Traders (0.1%)
Drax Group PLC	1,114	8,072
International Power PLC	6,228	24,487
		32,559
Industrial Conglomerates (0.1%)
Smiths Group PLC	1,181	13,679
Tomkins PLC	2,844	6,944
		20,623
Insurance (0.9%)
Admiral Group PLC	1,939	27,833
Aviva PLC§	9,572	53,948
Beazley PLC	2,898	4,651
Brit Insurance Holdings PLC	3,810	11,869
Chesnara PLC	1,576	3,797
Friends Provident Group PLC	6,099	6,602
Legal & General Group PLC	30,674	28,720
Novae Group PLC	661	3,379
Old Mutual PLC	30,183	40,349

See Accompanying Notes to Financial Statements.
36

Credit Suisse Trust — International Equity Flex II Portfolio
Schedule of Investments (continued)
June 30, 2009 (unaudited)

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
United Kingdom
Insurance
Prudential PLC	6,609	$45,221
RSA Insurance Group PLC	22,489	44,700
Standard Life PLC	9,073	27,895
		298,964
Internet & Catalog Retail (0.0%)
Findel PLC	1,045	671
Home Retail Group PLC	2,764	11,877
N Brown Group PLC	215	762
		13,310
IT Services (0.0%)
Anite PLC	3,945	2,296
Computacenter PLC	68	230
		2,526
Machinery (0.1%)
IMI PLC	1,060	5,457
Invensys PLC	5,461	20,184
		25,641
Media (0.2%)
British Sky Broadcasting Group PLC	3,544	26,630
Daily Mail & General Trust PLC Class A	824	3,869
Euromoney Institutional Investor PLC	364	1,226
ITV PLC	4,046	2,342
Thomson Reuters PLC	555	15,890
WPP PLC	1,269	8,447
Yell Group PLC	117	51
		58,455
Metals & Mining (2.1%)
Anglo American PLC	5,123	149,942
Antofagasta PLC	10,415	101,220
BHP Billiton PLC	9,818	221,506
Delta PLC	2,778	5,310
Eurasian Natural Resources Corp.	2,036	22,054
Ferrexpo PLC	320	710
Fresnillo PLC	1,235	10,615
Kazakhmys PLC	524	5,470
Lonmin PLC	1,589	30,830
Rio Tinto PLC	3,346	115,993
Vedanta Resources PLC§	363	7,736
Xstrata PLC*	5,021	54,624
		726,010

See Accompanying Notes to Financial Statements.
37

Credit Suisse Trust — International Equity Flex II Portfolio
Schedule of Investments (continued)
June 30, 2009 (unaudited)

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
United Kingdom
Multi-Utilities (1.4%)
Centrica PLC	10,815	$39,807
National Grid PLC	46,958	424,160
United Utilities Group PLC§	1,964	16,121
		480,088
Multiline Retail (0.4%)
Debenhams PLC	4,909	6,570
Marks & Spencer Group PLC	6,982	35,243
Next PLC	3,451	83,696
		125,509
Oil, Gas & Consumable Fuels (4.4%)
Anglo Pacific Group PLC	2,304	5,467
BG Group PLC	10,695	180,281
BP PLC	83,647	661,626
JKX Oil & Gas PLC	799	2,711
Melrose Resources PLC	683	2,929
Royal Dutch Shell PLC A Shares	10,663	267,742
Royal Dutch Shell PLC B Shares	14,621	368,459
Tullow Oil PLC	209	3,240
		1,492,455
Paper & Forest Products (0.0%)
Mondi PLC	793	2,708
Pharmaceuticals (2.1%)
AstraZeneca PLC§	4,155	183,388
GlaxoSmithKline PLC	22,349	395,153
Shire PLC	9,501	131,263
		709,804
Professional Services (0.3%)
Experian PLC	9,919	74,460
Hays PLC	4,155	5,880
Hogg Robinson Group PLC	2,158	944
ITE Group PLC	886	1,471
Robert Walters PLC	265	636
Sthree PLC	2,078	6,209
The Capita Group PLC	1,848	21,811
		111,411
Real Estate Investment Trusts (0.4%)
British Land Co. PLC	8,097	51,037
Brixton PLC	1,235	819
Hammerson PLC	1,652	8,385
Land Securities Group PLC	5,204	40,510
Liberty International PLC§	2,631	17,265

See Accompanying Notes to Financial Statements.
38

Credit Suisse Trust — International Equity Flex II Portfolio
Schedule of Investments (continued)
June 30, 2009 (unaudited)

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
United Kingdom
Real Estate Investment Trusts
Segro PLC	15,540	$6,220
Workspace Group PLC	11,574	2,672
		126,908
Real Estate Management & Development (0.0%)
CLS Holdings PLC*	49	246
Quintain Estates & Development PLC	954	790
		1,036
Road & Rail (0.1%)
Firstgroup PLC	1,380	8,157
Go-Ahead Group PLC	713	14,040
Stagecoach Group PLC	1,118	2,341
		24,538
Software (0.2%)
Autonomy Corp. PLC*	657	15,583
Fidessa Group PLC	1,892	33,886
Misys PLC	2,164	6,168
The Sage Group PLC	5,601	16,473
		72,110
Specialty Retail (0.2%)
Carphone Warehouse Group PLC§	4,912	12,811
Galiform PLC*	2,261	1,316
Halfords Group PLC	3,001	15,403
Kesa Electricals PLC	3,616	6,630
Kingfisher PLC	12,707	37,318
Sports Direct International PLC	1,953	2,640
Topps Tiles PLC*	1,558	1,901
		78,019
Textiles, Apparel & Luxury Goods (0.0%)
Burberry Group PLC	1,417	9,885
Thrifts & Mortgage Finance (0.0%)
Paragon Group of Cos. PLC	4,999	6,257
Tobacco (0.5%)
British American Tobacco PLC	5,624	155,402
Imperial Tobacco Group PLC	29	755
		156,157
Trading Companies & Distributors (0.1%)
Ashtead Group PLC	2,084	1,954
BSS Group PLC	1,839	7,786
Bunzl PLC	1,039	8,625
Lavendon Group PLC	488	1,005

See Accompanying Notes to Financial Statements.
39

Credit Suisse Trust — International Equity Flex II Portfolio
Schedule of Investments (continued)
June 30, 2009 (unaudited)

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
United Kingdom
Trading Companies & Distributors
Speedy Hire PLC§	879	$409
Travis Perkins PLC	75	653
Wolseley PLC*	769	14,736
		35,168
Water Utilities (0.1%)
Pennon Group PLC	512	4,079
Severn Trent PLC	682	12,311
		16,390
Wireless Telecommunication Services (1.1%)
Vodafone Group PLC	187,514	365,069
TOTAL UNITED KINGDOM		7,361,873
TOTAL COMMON STOCKS (Cost $33,404,230)		34,030,157
PREFERRED STOCKS (0.3%)
Germany (0.3%)
Automobiles (0.1%)
Porsche Automobil Holding SE	504	33,920
Chemicals (0.2%)
Fuchs Petrolub AG	903	49,060
Household Products (0.0%)
Henkel AG & Co. KGaA	335	10,460
Media (0.0%)
ProSiebenSat.1 Media AG	438	2,418
TOTAL GERMANY		95,858
TOTAL PREFERRED STOCKS (Cost $90,233)		95,858
TOTAL LONG STOCK POSITIONS (Cost $33,494,463)		34,126,015
RIGHTS (0.0%)
France (0.0%)
Food & Staples Retailing (0.0%)
Casino Guichard Perrachon SA, expires 07/10/09*	3	11
Italy (0.0%)
Commercial Banks (0.0%)
Unione di Banche Italiane SCPA, expires 07/03/09*	10	1
Norway (0.0%)
Electrical Equipment (0.0%)
Renewable Energy Corp. AS, strike price 26.5 NOK, expires 07/13/09*	1	4

See Accompanying Notes to Financial Statements.
40

Credit Suisse Trust — International Equity Flex II Portfolio
Schedule of Investments (continued)
June 30, 2009 (unaudited)

	Number of Shares	Value
RIGHTS
United Kingdom (0.0%)
Trading Companies & Distributors (0.0%)
Speedy Hire PLC, strike price 0.23 GBP, expires 07/09/09*	7,911	$658
TOTAL RIGHTS (Cost $1,396)		674
WARRANTS (0.0%)
Italy (0.0%)
Commercial Banks (0.0%)
Unione di Banche Italiane SCPA, strike price 12.30 EUR, expires 06/30/11* (Cost $0)	10	0
SHORT-TERM INVESTMENTS (27.6%)
State Street Navigator Prime Portfolio§§	9,261,083	9,261,083
	Par (000)
State Street Bank and Trust Co. Euro Time Deposit, 0.010%, 07/01/09	$111	111,000
TOTAL SHORT-TERM INVESTMENTS (Cost $9,372,083)		9,372,083
TOTAL INVESTMENTS AT VALUE (128.0%) (Cost $42,867,942)		43,498,772
TOTAL SECURITIES SOLD SHORT (-2.5%) (Proceeds $-862,275)		(861,353)
LIABILITIES IN EXCESS OF OTHER ASSETS (-25.5%)		(8,663,761)
NET ASSETS (100.0%)		$33,973,658
	Number of Shares
SHORT STOCK POSITIONS (-2.5%)
COMMON STOCKS (-2.5%)
Belgium (-0.1%)
Chemicals (-0.1%)
Umicore	(682)	(15,544)
Food & Staples Retailing (-0.0%)
Colruyt SA	(40)	(9,137)
TOTAL BELGIUM		(24,681)
Denmark (-0.0%)
Road & Rail (-0.0%)
DSV AS*	(593)	(7,354)
TOTAL DENMARK		(7,354)
Finland (-0.1%)
Auto Components (-0.1%)
Nokian Renkaat Oyj	(756)	(14,224)
Metals & Mining (-0.0%)
Outokumpu Oyj	(390)	(6,738)
TOTAL FINLAND		(20,962)

See Accompanying Notes to Financial Statements.
41

Credit Suisse Trust — International Equity Flex II Portfolio
Schedule of Investments (continued)
June 30, 2009 (unaudited)

	Number of Shares	Value
SHORT STOCK POSITIONS
COMMON STOCKS
France (-0.3%)
Diversified Financial Services (-0.0%)
Eurazeo	(318)	$(13,242)
Food & Staples Retailing (-0.1%)
Casino Guichard Perrachon SA	(228)	(15,439)
Hotels, Restaurants & Leisure (-0.0%)
Sodexo	(32)	(1,647)
Media (-0.0%)
Societe Television Francaise 1	(1,183)	(13,333)
Multi-Utilities (-0.2%)
GDF Suez	(1,493)	(55,878)
Real Estate Investment Trusts (-0.0%)
Klepierre	(557)	(14,432)
TOTAL FRANCE		(113,971)
Germany (-0.2%)
Air Freight & Logistics (-0.0%)
Deutsche Post AG	(260)	(3,394)
Airlines (-0.1%)
Deutsche Lufthansa AG§	(1,050)	(13,185)
Health Care Equipment & Supplies (-0.0%)
Fresenius SE	(226)	(10,574)
Health Care Providers & Services (-0.1%)
Celesio AG	(648)	(14,883)
Fresenius Medical Care AG & Co. KGaA	(562)	(25,251)
		(40,134)
Internet Software & Services (-0.0%)
United Internet AG*	(35)	(411)
Pharmaceuticals (-0.0%)
Merck KGaA	(76)	(7,732)
TOTAL GERMANY		(75,430)
Italy (-0.1%)
Commercial Banks (-0.1%)
Unione di Banche Italiane ScpA	(1,967)	(25,629)
Insurance (-0.0%)
Fondiaria-Sai SpA	(804)	(12,976)
TOTAL ITALY		(38,605)
Japan (-0.4%)
Beverages (-0.1%)
Coca-Cola West Co. Ltd.	(300)	(5,729)
Sapporo Holdings Ltd.	(1,000)	(5,710)
		(11,439)

See Accompanying Notes to Financial Statements.
42

Credit Suisse Trust — International Equity Flex II Portfolio
Schedule of Investments (continued)
June 30, 2009 (unaudited)

	Number of Shares	Value
SHORT STOCK POSITIONS
COMMON STOCKS
Japan
Capital Markets (-0.0%)
Jafco Company, Ltd.	(100)	$(3,353)
Chemicals (-0.0%)
Mitsui Chemicals, Inc.	(1,000)	(3,183)
Commercial Banks (-0.1%)
Mizuho Trust & Banking Co., Ltd.*	(9,000)	(11,618)
The Joyo Bank, Ltd.	(1,000)	(5,094)
		(16,712)
Construction & Engineering (-0.0%)
Taisei Corp.	(3,000)	(7,220)
Electric Utilities (-0.1%)
Hokkaido Electric Power Co., Inc.	(400)	(7,478)
Shikoku Electric Power Co., Inc.	(400)	(11,911)
The Chugoku Electric Power Co. Inc	(600)	(12,508)
		(31,897)
Electronic Equipment, Instruments & Components (-0.0%)
Hitachi High-Technologies Corp.	(400)	(6,786)
Food Products (-0.0%)
Yakult Honsha Co., Ltd.	(300)	(5,722)
Leisure Equipment & Products (-0.0%)
Yamaha Corp.	(500)	(6,222)
Metals & Mining (-0.1%)
Mitsui Mining & Smelting Co., Ltd.*	(2,000)	(5,156)
Nisshin Steel Co., Ltd.	(3,000)	(6,686)
		(11,842)
Multiline Retail (-0.0%)
Marui Group Co., Ltd.	(900)	(6,290)
Oil, Gas & Consumable Fuels (-0.0%)
Japan Petroleum Exploration Co.	(100)	(5,526)
Road & Rail (-0.0%)
Odakyu Electric Railway Co., Ltd.	(1,000)	(8,536)
Software (-0.0%)
Square Enix Co., Ltd.	(200)	(4,690)
TOTAL JAPAN		(129,418)
Luxembourg (-0.1%)
Wireless Telecommunication Services (-0.1%)
Millicom International Cellular SA*	(319)	(17,918)
TOTAL LUXEMBOURG		(17,918)

See Accompanying Notes to Financial Statements.
43

Credit Suisse Trust — International Equity Flex II Portfolio
Schedule of Investments (continued)
June 30, 2009 (unaudited)

	Number of Shares	Value
SHORT STOCK POSITIONS
COMMON STOCKS
Netherlands (-0.2%)
Construction & Engineering (-0.0%)
Koninklijke Boskalis Westminster NV	(593)	$(13,497)
Media (-0.1%)
Reed Elsevier NV	(2,181)	(24,113)
Professional Services (-0.0%)
Randstad Holding NV*	(597)	(16,588)
Real Estate Investment Trusts (-0.0%)
Corio NV	(91)	(4,437)
Semiconductors & Semiconductor Equipment (-0.1%)
STMicroelectronics NV	(2,632)	(19,838)
TOTAL NETHERLANDS		(78,473)
Norway (-0.1%)
Industrial Conglomerates (-0.1%)
Orkla ASA	(3,110)	(22,592)
Metals & Mining (-0.0%)
Norsk Hydro ASA*	(3,234)	(16,647)
TOTAL NORWAY		(39,239)
Portugal (-0.0%)
Food & Staples Retailing (-0.0%)
Jeronimo Martins SGPS SA	(447)	(3,049)
TOTAL PORTUGAL		(3,049)
Spain (-0.1%)
Biotechnology (-0.1%)
Grifols SA	(838)	(14,863)
Independent Power Producers & Energy Traders (-0.0%)
EDP Renovaveis SA*	(1,423)	(14,596)
Insurance (-0.0%)
Mapfre SA	(1,465)	(4,786)
Transportation Infrastructure (-0.0%)
Abertis Infraestructuras SA	(709)	(13,387)
TOTAL SPAIN		(47,632)
Sweden (-0.2%)
Diversified Financial Services (-0.1%)
Investor AB B Shares	(1,527)	(23,510)
Diversified Telecommunication Services (-0.0%)
Tele2 AB B Shares	(1,585)	(15,984)
Machinery (-0.1%)
Sandvik AB	(3,459)	(25,670)

See Accompanying Notes to Financial Statements.
44

Credit Suisse Trust — International Equity Flex II Portfolio
Schedule of Investments (continued)
June 30, 2009 (unaudited)

	Number of Shares	Value
SHORT STOCK POSITIONS
COMMON STOCKS
Sweden
Tobacco (-0.0%)
Swedish Match AB	(1,122)	$(18,200)
TOTAL SWEDEN		(83,364)
Switzerland (-0.3%)
Computers & Peripherals (-0.0%)
Logitech International SA*	(1,060)	(14,721)
Diversified Financial Services (-0.0%)
Pargesa Holding SA BR	(231)	(14,413)
Insurance (-0.1%)
Swiss Life Holding AG*	(48)	(4,151)
Swiss Reinsurance	(426)	(14,142)
		(18,293)
Life Sciences Tools & Services (-0.1%)
Lonza Group AG	(198)	(19,678)
Machinery (-0.0%)
Schindler Holding AG	(21)	(1,299)
Professional Services (-0.1%)
Adecco SA	(488)	(20,378)
TOTAL SWITZERLAND		(88,782)
United Kingdom (-0.3%)
Commercial Services & Supplies (-0.0%)
G4S PLC	(1,492)	(5,144)
Electric Utilities (-0.1%)
Scottish & Southern Energy PLC§	(2,081)	(39,192)
Food Products (-0.0%)
Associated British Foods PLC	(182)	(2,295)
Hotels, Restaurants & Leisure (-0.1%)
Carnival PLC	(445)	(11,864)
Media (-0.1%)
Pearson PLC	(2,614)	(26,350)
Reed Elsevier PLC	(731)	(5,466)
		(31,816)
TOTAL UNITED KINGDOM		(90,311)
TOTAL COMMON STOCKS (Proceeds $-860,118)		(859,189)

See Accompanying Notes to Financial Statements.
45

Credit Suisse Trust — International Equity Flex II Portfolio
Schedule of Investments (continued)
June 30, 2009 (unaudited)

	Number of Shares	Value
SHORT STOCK POSITIONS
PREFERRED STOCKS (-0.0%)
Germany (-0.0%)
Fresenius SE (Cost $-2,157)	(40)	$(2,164)
TOTAL GERMANY		(2,164)
TOTAL SECURITIES SOLD SHORT (Proceeds $-862,275)		$(861,353)

*  Non-income producing security.

§  Security or portion thereof is out on loan.

§§  Represents security purchased with cash collateral received for securities on loan.

See Accompanying Notes to Financial Statements.
46

Credit Suisse Trust — International Equity Flex II Portfolio
Statement of Assets and Liabilities
June 30, 2009 (unaudited)

Assets
Investments at value, including collateral for securities on loan of $9,261,083 (Cost $42,867,942) (Note 2)	$43,498,772[1]
Cash	1,181
Foreign currency at value (cost $586,770)	587,373
Receivable for investments sold	1,322,715
Dividend and interest receivable	52,789
Receivable for portfolio shares sold	15,253
Prepaid expenses and other assets	10,509
Total Assets	45,488,592
Liabilities
Advisory fee payable (Note 3)	18,319
Administrative services fee payable (Note 3)	52,916
Payable upon return of securities loaned (Note 2)	9,261,083
Payable for investments purchased	1,026,627
Securities sold short, at value (Proceeds $-862,275)	861,353
Payable for portfolio shares redeemed	198,457
Trustees' fee payable	4,796
Other accrued expenses payable	91,383
Total Liabilities	11,514,934
Net Assets
Capital stock, $.001 par value (Note 6)	4,240
Paid-in capital (Note 6)	80,348,833
Undistributed net investment income	605,427
Accumulated net realized loss on investments and foreign currency transactions	(47,617,686)
Net unrealized appreciation from investments, short sales and foreign currency translations	632,844
Net Assets	$33,973,658
Shares outstanding	4,239,909
Net asset value, offering price and redemption price per share	$8.01

1  Including $8,846,849 of securities on loan.

See Accompanying Notes to Financial Statements.
47

Credit Suisse Trust — International Equity Flex II Portfolio
Statement of Operations
For the Six Months Ended June 30, 2009 (unaudited)

Investment Income (Note 2)
Dividends	$509,126
Interest	69
Securities lending	20,388
Foreign taxes withheld	(44,218)
Total investment income	485,365
Expenses
Investment advisory fees (Note 3)	196,651
Administrative services fees (Note 3)	64,295
Custodian fees	54,566
Printing fees (Note 3)	31,284
Audit and tax fees	15,306
Legal fees	10,626
Trustees' fees	6,131
Transfer agent fees	3,032
Insurance expense	974
Commitment fees (Note 4)	128
Miscellaneous expense	11,420
Total expenses	394,413
Less: fees waived and expenses reimbursed (Note 3)	(237,092)
Net expenses	157,321
Net investment income	328,044
Net Realized and Unrealized Gain (Loss) from Investments, Short Sales and Foreign Currency Related Items
Net realized loss from investments	(6,332,151)
Net realized gain from foreign currency transactions	126,093
Net change in unrealized appreciation (depreciation) from investments	8,464,479
Net change in unrealized appreciation (depreciation) from short sales	922
Net change in unrealized appreciation (depreciation) from foreign currency translations	(28,063)
Net realized and unrealized gain from investments, short sales and foreign currency related items	2,231,280
Net increase in net assets resulting from operations	$2,559,324

See Accompanying Notes to Financial Statements.
48

Credit Suisse Trust — International Equity Flex II Portfolio
Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2009 (unaudited)	For the Year Ended December 31, 2008
From Operations
Net investment income	$328,044	$580,821
Net realized loss from investments, short sales and foreign currency transactions	(6,206,058)	(21,853,987)
Net change in unrealized appreciation (depreciation) from investments, short sales and foreign currency translations	8,437,338	(13,295,308)
Net increase (decrease) in net assets resulting from operations	2,559,324	(34,568,474)
From Dividends
Dividends from net investment income	—	(1,052,206)
From Capital Share Transactions (Note 6)
Proceeds from sale of shares	1,695,839	4,683,315
Reinvestment of dividends	—	1,052,206
Net asset value of shares redeemed	(4,881,137)	(22,399,564)
Net decrease in net assets from capital share transactions	(3,185,298)	(16,664,043)
Net decrease in net assets	(625,974)	(52,284,723)
Net Assets
Beginning of period	34,599,632	86,884,355
End of period	$33,973,658	$34,599,632
Undistributed net investment income	$605,427	$277,383

See Accompanying Notes to Financial Statements.
49

Credit Suisse Trust — International Equity Flex II Portfolio
Statement of Cash Flows
For the Six Months Ended June 30, 2009 (unaudited)

Cash Flows from Operating Activities
Dividends, Interest and securities lending income received	$477,055
Operating expenses paid	(64,231)
Change in receivable for portfolio shares sold	8,031
Change in payable for portfolio shares redeemed	195,437
Purchases of long-term securities	(50,037,909)
Proceeds from sales of long-term securities	52,802,059
Proceeds from short-term securities, net	219,000
Net cash provided by operating activities		$3,599,442
Cash Flows from Financing Activities
Proceeds from sale of shares	1,695,839
Net asset value of shares redeemed	(4,881,137)
Net cash used by financing activities		(3,185,298)
Effect of exchange rate on cash		180,764
Net increase in cash		594,908
Cash — beginning of period		(6,354)
Cash — end of period		$588,554
RECONCILIATION OF NET INCREASE IN NET ASSETS FROM OPERATIONS TO NET CASH PROVIDED BY OPERATING ACTIVITIES
Net increase in net assets resulting from operations		$2,559,324
Adjustments to Reconcile Net Increase in Net Assets from Operations to Net Cash Provided by Operating Activities
Change in dividend and interest receivable	$(8,310)
Change in accrued expenses	28,834
Change in prepaid expenses and other assets	(9,456)
Change in receivable from investment adviser	73,712
Change in receivable for portfolio shares sold	8,031
Change in payable for portfolio shares redeemed	195,437
Purchases of long-term securities	(50,037,909)
Proceeds from sales of long-term securities	52,802,059
Proceeds from short-term securities, net	219,000
Net change in unrealized appreciation on investments, short sales and foreign currency translations	(8,437,338)
Net realized loss on investments and foreign currency transactions	6,206,058
Total adjustments		1,040,118
Net cash provided by operating activities		$3,599,442
Non-Cash Activity:
Dividend reinvestments		$—

See Accompanying Notes to Financial Statements.
50

Credit Suisse Trust — International Equity Flex II Portfolio
Financial Highlights
(For a Share of the Portfolio Outstanding Throughout Each Period)

	For the Six Months Ended June 30, 2009	For the Year Ended December 31,
	(unaudited)	2008	2007	2006	2005	2004
Per share data
Net asset value, beginning of period	$7.36	$14.08	$14.67	$12.95	$11.15	$9.45
INVESTMENT OPERATIONS
Net investment income (loss)	0.08	0.10	0.18	(0.00)[1]	(0.04)	(0.09)
Net gain (loss) on investments, short sales and foreign currency related items (both realized and unrealized)	0.57	(6.61)	(0.77)	1.72	1.84	1.79
Total from investment operations	0.65	(6.51)	(0.59)	1.72	1.80	1.70
LESS DIVIDENDS
Dividends from net investment income	—	(0.21)	—	—	—	—
Net asset value, end of period	$8.01	$7.36	$14.08	$14.67	$12.95	$11.15
Total return[2]	8.83%	(46.75)%	(4.02)%	13.28%	16.14%	17.99%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$33,974	$34,600	$86,884	$119,105	$129,308	$110,110
Ratio of expenses to average net assets	1.00%[3]	1.00%	1.37%	1.40%	1.40%	1.40%
Ratio of expenses to average net assets excluding short sales dividend expense	1.00%[3]	—	—	—	—	—
Ratio of net investment income (loss) to average net assets	2.09%[3]	0.95%	1.01%	(0.02)%	(0.39)%	(0.85)%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	1.51%[3]	0.88%	0.21%	0.16%	0.19%	0.17%
Portfolio turnover rate	163%	171%	76%	117%	75%	79%

1  This amount represents less than $(0.01) per share.

2  Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns do not reflect charges and expenses attributable to any particular variable contract or plan. Total returns for periods less than one year are not annualized.

3  Annualized.

See Accompanying Notes to Financial Statements.
51

Credit Suisse Trust — International Equity Flex II Portfolio
Notes to Financial Statements
June 30, 2009 (unaudited)

Note 1. Organization

Credit Suisse Trust (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"), and currently offers eight managed investment portfolios of which one, the International Equity Flex II Portfolio (the "Portfolio"), is included in this report. The Portfolio is a diversified investment fund that seeks capital appreciation. Shares of the Portfolio are not available directly to individual investors but may be offered only through (a) variable annuity contracts and variable life insurance contracts offered by separate accounts of certain insurance companies and (b) tax-qualified pension and retirement plans. The Portfolio may not be available in connection with a particular contract or plan. The Trust was organized under the laws of the Commonwealth of Massachusetts as a business trust on March 15, 1995. Effective May 1, 2009, the name of the Portfolio was changed from Global Small Cap Portfolio.

Note 2. Significant Accounting Policies

A) SECURITY VALUATION — The net asset value of the Portfolio is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the "Valuation Time"). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Portfolio's Valuation Time but after the close of the securities' primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees. The Portfolio may utilize a service provided by an independent third party which has been approved by the Board

52

Credit Suisse Trust — International Equity Flex II Portfolio
Notes to Financial Statements (continued)
June 30, 2009 (unaudited)

Note 2. Significant Accounting Policies

of Trustees to fair value certain securities. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities.

The Portfolio adopted Financial Accounting Standards Board ("FASB") Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•  Level 1 – quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

53

Credit Suisse Trust — International Equity Flex II Portfolio
Notes to Financial Statements (continued)
June 30, 2009 (unaudited)

Note 2. Significant Accounting Policies

The following is a summary of the inputs used as of June 30, 2009 in valuing the Portfolio's investments carried at value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Equities
Asia	$1,586,667	$—	$—	$1,586,667
Australia	1,179,360	—	—	1,179,360
Austria	—	133,969	—	133,969
Belgium	—	363,734	—	363,734
Bermuda	—	3,481	—	3,481
Cyprus	—	85,154	—	85,154
Denmark	—	292,051	—	292,051
Finland	—	508,962	—	508,962
France	11	3,224,142	—	3,224,153
Germany	6,026	2,974,772	—	2,980,798
Greece	—	164,729	—	164,729
Hong Kong	401,208	—	—	401,208
Ireland	—	75,787	—	75,787
Italy	1	1,060,194	—	1,060,195
Japan	9,607	8,380,803	—	8,390,410
Luxembourg	—	191,455	—	191,455
Netherlands	—	834,536	—	834,536
Norway	4	216,024	—	216,028
Portugal	—	106,985	—	106,985
Singapore	209,264	—	—	209,264
Spain	—	1,657,008	—	1,657,008
Sweden	—	796,881	—	796,881
Switzerland	397,807	1,903,536	—	2,301,343
United Kingdom	116,651	7,245,880	—	7,362,531
Short-Term Investments	9,261,083	111,000	—	9,372,083
Liabilities in Securities Sold Short
Equities
Belgium	—	(24,681)	—	(24,681)
Denmark	—	(7,354)	—	(7,354)
Finland	—	(20,962)	—	(20,962)
France	—	(113,971)	—	(113,971)
Germany	—	(77,594)	—	(77,594)
Italy	—	(38,605)	—	(38,605)
Japan	—	(129,418)	—	(129,418)
Luxembourg	—	(17,918)	—	(17,918)
Netherlands	—	(78,473)	—	(78,473)
Norway	—	(39,239)	—	(39,239)
Portugal	—	(3,049)	—	(3,049)
Spain	—	(47,632)	—	(47,632)
Sweden	—	(83,364)	—	(83,364)
Switzerland	—	(88,782)	—	(88,782)
United Kingdom	—	(90,311)	—	(90,311)
Other Financial Instruments*	—	—	—	—
	$13,167,691	$29,469,728	$—	$42,637,419

*Other financial instruments include futures, forwards and swap contracts.

54

Credit Suisse Trust — International Equity Flex II Portfolio
Notes to Financial Statements (continued)
June 30, 2009 (unaudited)

Note 2. Significant Accounting Policies

B) DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES — In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities ("FAS 161"), an amendment of FASB Statement No. 133. FAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about how and why a fund uses derivative instruments, how these affect a fund's financial position and results of operations. The Portfolio has not entered into any derivative or hedging activities during the period covered by this report.

C) FOREIGN CURRENCY TRANSACTIONS — The books and records of the Portfolio are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rate at the end of the period. Translation gains or losses resulting from changes in the exchange rate during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the results of operations for the current period. The Portfolio does not isolate that portion of realized gains and losses on investments in equity securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of equity securities. The Portfolio isolates that portion of realized gains and losses on investments in debt securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of debt securities.

D) SECURITY TRANSACTIONS AND INVESTMENT INCOME — Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. Dividends and dividend expense on short sales are recorded on the ex-dividend date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

E) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income and distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America ("GAAP").

55

Credit Suisse Trust — International Equity Flex II Portfolio
Notes to Financial Statements (continued)
June 30, 2009 (unaudited)

Note 2. Significant Accounting Policies

F) FEDERAL INCOME TAXES — No provision is made for federal taxes as it is the Portfolio's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and to make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

During June 2006, the FASB issued Interpretation 48 ("FIN 48" or the "Interpretation"), Accounting for Uncertainty in Income Taxes — an interpretation of FASB statement 109. The Portfolio has reviewed its current tax positions and has determined that no provision for income tax is required in the Portfolio's financial statements. The Portfolio's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G) USE OF ESTIMATES — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

H) SHORT-TERM INVESTMENTS — The Portfolio, together with other funds/portfolios advised by Credit Suisse Asset Management, LLC ("Credit Suisse"), an indirect, wholly-owned subsidiary of Credit Suisse Group AG, pools available cash into a short-term variable rate time deposit issued by State Street Bank and Trust Company ("SSB"), the Portfolio's custodian. The short-term time deposit issued by SSB is a variable rate account classified as a short-term investment.

I) FORWARD FOREIGN CURRENCY CONTRACTS — The Portfolio may enter into forward foreign currency contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency. The Portfolio will enter into forward foreign currency contracts primarily for hedging purposes. Forward foreign currency contracts are adjusted by the daily forward exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date or an offsetting position is entered into. At June 30, 2009, the Portfolio had no open forward foreign currency contracts.

56

Credit Suisse Trust — International Equity Flex II Portfolio
Notes to Financial Statements (continued)
June 30, 2009 (unaudited)

Note 2. Significant Accounting Policies

J) FUTURES — The Portfolio may enter into futures contracts to the extent permitted by its investment policies and objectives. Upon entering into a futures contract, the Portfolio is required to deposit cash and/or pledge U.S. Government securities as initial margin. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying instrument, are made or received by the Portfolio each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Portfolio's basis in the contract. Risks of entering into futures contracts for hedging purposes include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, the purchase of a futures contract involves the risk that the Portfolio could lose more than the original margin deposit and subsequent payments may be required for a futures transaction. At June 30, 2009, the Portfolio had no open futures contracts.

K) SHORT SALES — The Portfolio may enter into short sales transactions. Short sales expose the Portfolio to the risk that it will be required to cover its short position at a time when the securities have appreciated in value, thus resulting in a loss to the Portfolio. The Portfolio's loss on a short sale could theoretically be unlimited in a case where the Portfolio is unable, for whatever reason, to close out its short position. Short sales also involve transaction and other costs that will reduce potential gains and increase potential portfolio losses. The use by the Portfolio of short sales in combination with long positions in its portfolio in an attempt to improve performance may not be successful and may result in greater losses or lower positive returns than if the Portfolio held only long positions. It is possible that the Portfolio's long equity positions will decline in value at the same time that the value of the securities it has sold short increases, thereby increasing potential losses to the Portfolio. In addition, the Portfolio's short selling strategies may limit its ability to fully benefit from increases in the equity markets. Short selling also involves a form of financial leverage that may exaggerate any losses realized by the Portfolio. Also, there is the risk that the counterparty to a short sale may fail to honor its contractual terms, causing a loss to the Portfolio.

L) SECURITIES LENDING — Loans of securities are required at all times to be secured by collateral at least equal to 102% of the market value of domestic securities on loan (including any accrued interest thereon) and 105% of the market value of foreign securities on loan (including any accrued interest thereon). Cash collateral received by the Portfolio in connection with securities

57

Credit Suisse Trust — International Equity Flex II Portfolio
Notes to Financial Statements (continued)
June 30, 2009 (unaudited)

Note 2. Significant Accounting Policies

lending activity may be pooled together with cash collateral for other funds/portfolios advised by Credit Suisse and may be invested in a variety of investments, including funds advised by SSB, the Portfolio's securities lending agent, or money market instruments. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

SSB has been engaged by the Portfolio to act as the Portfolio's securities lending agent. The Portfolio's securities lending arrangement provides that the Portfolio and SSB will share the net income earned from securities lending activities. During the six months ended June 30, 2009, total earnings from the Portfolio's investment in cash collateral received in connection with securities lending arrangements was $27,341, of which $1,094 was rebated to borrowers (brokers). The Portfolio retained $20,388 in income from the cash collateral investment, and SSB, as lending agent, was paid $5,859. Securities lending income is accrued as earned.

M) OTHER — The Portfolio may invest in securities of foreign countries and governments which involve certain risks in addition to those inherent in domestic investments. Such risks generally include, among others, currency risk (fluctuations in currency exchange rates), information risk (key information may be inaccurate or unavailable) and political risk (expropriation, nationalization or the imposition of capital or currency controls or punitive taxes). Other risks of investing in foreign securities include liquidity and valuation risks.

The Portfolio may be subject to taxes imposed by countries in which it invests with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Portfolio accrues such taxes when the related income is earned or gains are realized.

Note 3. Transactions with Affiliates and Related Parties

Credit Suisse serves as investment adviser for the Portfolio. For its investment advisory services, Credit Suisse is entitled to receive a fee from the Portfolio at an annual rate of 1.25% of the Portfolio's average daily net assets.

58

Credit Suisse Trust — International Equity Flex II Portfolio
Notes to Financial Statements (continued)
June 30, 2009 (unaudited)

Note 3. Transactions with Affiliates and Related Parties

For the six months ended June 30, 2009, investment advisory fees earned, voluntarily waived and expenses reimbursed were as follows:

Gross Advisory Fee	Waiver	Net Advisory Fee	Expense Reimbursement
$196,651	$(196,651)	$0	$(40,441)

Fee waivers and expense reimbursements are voluntary and may be discontinued by Credit Suisse at any time.

Credit Suisse Asset Management Limited ("Credit Suisse U.K."), an affiliate of Credit Suisse, served as sub-investment adviser to the Portfolio. Credit Suisse U.K.'s sub-investment advisory fees were paid by Credit Suisse out of Credit Suisse's net investment advisory fee and were not paid by the Portfolio. Effective May 1, 2009, Credit Suisse U.K. no longer serves as sub-investment adviser to the Portfolio.

Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of Credit Suisse, and SSB serve as co-administrators to the Portfolio. For its co-administrative services, CSAMSI currently receives a fee calculated at an annual rate of 0.09% of the Portfolio's average daily net assets. For the six months ended June 30, 2009, co-administrative services fees earned by CSAMSI were $14,159.

For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, calculated in total for all the Credit Suisse funds/portfolios co-administered by SSB and allocated based upon the relative average net assets of each fund/portfolio, subject to an annual minimum fee. For the six months ended June 30, 2009, co-administrative services fees earned by SSB (including out-of-pocket expenses) were $50,136.

In addition to serving as the Portfolio's co-administrator, CSAMSI currently serves as distributor of the Portfolio's shares without compensation.

Merrill Corporation ("Merrill"), an affiliate of Credit Suisse, has been engaged by the Portfolio to provide certain financial printing and fulfillment services. For the six months ended June 30, 2009, Merrill was paid $6,235 for its services by the Portfolio.

Note 4. Line of Credit

The Portfolio, together with other funds/portfolios advised by Credit Suisse (collectively, the "Participating Funds"), participates in a $50 million committed, unsecured line of credit facility ("Credit Facility") for temporary or

59

Credit Suisse Trust — International Equity Flex II Portfolio
Notes to Financial Statements (continued)
June 30, 2009 (unaudited)

Note 4. Line of Credit

emergency purposes with SSB. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at either the Overnight Federal Funds rate or the Overnight LIBOR rate plus a spread. At June 30, 2009, and during the six months ended June 30, 2009, the Portfolio had no borrowings under the Credit Facility.

Note 5. Purchases and Sales of Securities

For the six months ended June 30, 2009, purchases and sales of investment securities (excluding short sales and short-term investments) were $51,064,536 and $52,851,396, respectively. Securities sold short and purchases to cover securities sold short were $862,275 and $0, respectively.

At June 30, 2009, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $42,867,942, $1,250,921, $(620,091) and $630,830, respectively.

At June 30, 2009, the identified proceeds for federal income tax purposes, as well as the gross unrealized appreciation from securities sold short for those securities having an excess of proceeds over value, gross unrealized depreciation from investments for those securities having an excess of value over proceeds and the net unrealized appreciation from securities sold short were $(862,275), $3,460, $(2,538) and $922, respectively.

Note 6. Capital Share Transactions

The Trust is authorized to issue an unlimited number of full and fractional shares of beneficial interest, $.001 par value per share. Transactions in capital shares of the Portfolio were as follows:

	For the Six Months Ended June 30, 2009 (unaudited)	For the Year Ended December 31, 2008
Shares sold	226,857	419,195
Shares issued in reinvestment of dividends	—	94,708
Shares redeemed	(686,908)	(1,985,343)
Net decrease	(460,051)	(1,471,440)

60

Credit Suisse Trust — International Equity Flex II Portfolio
Notes to Financial Statements (continued)
June 30, 2009 (unaudited)

Note 6. Capital Share Transactions

On June 30, 2009, the number of shareholders that held 5% or more of the outstanding shares of the Portfolio was as follows:

Number of Shareholders	Approximate Percentage of Outstanding Shares
6	79%

Some of the shareholders are omnibus accounts, which hold shares on behalf of individual shareholders.

Note 7. Contingencies

In the normal course of business, the Portfolio may provide general indemnifications pursuant to certain contracts and organizational documents. The Portfolio's maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

Note 8. Subsequent Events

In accordance with the provisions set forth in FASB Statement of Financial Accounting Standards No. 165 "Subsequent Events", adopted by the Portfolio as of June 30, 2009, management has evaluated the possibility of subsequent events existing in the Portfolio's financial statements through August 24, 2009.

On August 18, 2009, the Board of Trustees of Credit Suisse Trust (the "Trust"), on behalf of its series, the International Equity Flex II Portfolio (the "Acquired Portfolio"), approved the proposed reorganization of the Acquired Portfolio (a "Reorganization") whereby all of the assets and liabilities of the Acquired Portfolio would be transferred to the International Equity Flex III Portfolio (the "Acquiring Portfolio"), also a series of the Trust, in exchange for shares of beneficial interest of the Acquiring Portfolio. The Acquired Portfolio would then be liquidated and shares of beneficial interest of the Acquiring Portfolio would be distributed to the shareholders of the Acquired Portfolio.

The Reorganization is subject to the completion of certain conditions, including the approval of the Acquired Portfolio's shareholders. Proxy materials describing the proposed Reorganization will be mailed to shareholders of the Acquired Portfolio in anticipation of a special meeting of shareholders to be held at a later date.

61

Credit Suisse Trust — International Equity Flex II Portfolio
Notice of Privacy and Information Practices (unaudited)

At Credit Suisse, we know that you are concerned with how we protect and handle nonpublic personal information that identifies you. This notice is designed to help you understand what nonpublic personal information we collect from you and from other sources, and how we use that information in connection with your investments and investment choices that may be available to you. Except where otherwise noted, this notice is applicable only to consumers who are current or former investors, meaning individual persons whose investments are primarily for household, family or personal use ("individual investors"). Specified sections of this notice, however, also apply to other types of investors (called "institutional investors"). Where the notice applies to institutional investors, the notice expressly states so. This notice is being provided by Credit Suisse Funds, Credit Suisse Institutional Funds, and Credit Suisse Closed-End Funds. This notice applies solely to U.S. registered investment companies advised by Credit Suisse Asset Management, LLC.

Categories of information we may collect:

We may collect information about you, including nonpublic personal information, such as

•  Information we receive from you on applications, forms, agreements, questionnaires, Credit Suisse websites and other websites that are part of our investment program, or in the course of establishing or maintaining a customer relationship, such as your name, address, e-mail address, Social Security number, assets, income, financial situation; and

•  Information we obtain from your transactions and experiences with us, our affiliates, or others, such as your account balances or other investment information assets purchased and sold, and other parties to a transaction, where applicable.

Categories of information we disclose and parties to whom we disclose it:

•  We do not disclose nonpublic personal information about our individual investors, except as permitted or required by law or regulation. Whether you are an individual investor or institutional investor, we may share the information described above with our affiliates that perform services on our behalf, and with our asset management and private banking affiliates; as well as with unaffiliated third parties that perform services on our behalf, such as our accountants, auditors, attorneys, broker-dealers, fund administrators, and other service providers.

62

Credit Suisse Trust — International Equity Flex II Portfolio
Notice of Privacy and Information Practices (unaudited) (continued)

•  We want our investors to be informed about additional products or services. Whether you are an individual investor or an institutional investor, we may disclose information, including nonpublic personal information, regarding our transactions and experiences with you to our affiliates.

•  In addition, whether you are an individual investor or an institutional investor, we reserve the right to disclose information, including nonpublic personal information, about you to any person or entity, including without limitation any governmental agency, regulatory authority or self-regulatory organization having jurisdiction over us or our affiliates, if (i) we determine in our discretion that such disclosure is necessary or advisable pursuant to or in connection with any United States federal, state or local, or non-U.S., court order (or other legal process), law, rule, regulation, or executive order or policy, including without limitation any anti-money laundering law or the USA PATRIOT Act of 2001; and (ii) such disclosure is not otherwise prohibited by law, rule, regulation, or executive order or policy.

Confidentiality and security

•  To protect nonpublic personal information about individual investors, we restrict access to those employees and agents who need to know that information to provide products or services to us and to our investors. We maintain physical, electronic, and procedural safeguards to protect nonpublic personal information.

Other Disclosures

This notice is not intended to be incorporated in any offering materials, but is a statement of our current Notice of Privacy and Information Practices and may be amended from time to time. This notice is current as of May 12, 2009.

63

Credit Suisse Trust — International Equity Flex II Portfolio
Proxy Voting and Portfolio Holdings Information (unaudited)

Information regarding how the Portfolio voted proxies related to its portfolio securities during the 12 month period ended June 30 of each year, as well as the policies and procedures that the Portfolio uses to determine how to vote proxies relating to its portfolio securities are available:

•  By calling 1-800-222-8977

•  On the Portfolio's website, www.credit-suisse.com/us

•  On the website of the Securities and Exchange Commission, www.sec.gov.

The Portfolio files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Portfolio's Forms N-Q are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-202-551-8090.

64

P.O. BOX 55030, BOSTON, MA 02205-5030

800-222-8977 ■ www.credit-suisse.com/us

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.  TRGSC-SAR-0609

CREDIT SUISSE FUNDS

Semiannual Report

June 30, 2009
(unaudited)

CREDIT SUISSE TRUST
■  INTERNATIONAL EQUITY FLEX III PORTFOLIO

Credit Suisse Trust (the "Trust") shares are not available directly to individual investors, but may be offered only through certain insurance products and pension and retirement plans.

The Trust's investment objectives, risks, charges and expenses (which should be considered carefully before investing), and more complete information about the Trust, are provided in the Prospectus, which should be read carefully before investing. You may obtain additional copies by calling 800-222-8977 or by writing to Credit Suisse Trust, P.O. Box 55030, Boston, MA 02205-5030.

Credit Suisse Asset Management Securities, Inc., Distributor, is located at Eleven Madison Avenue, New York, NY 10010. The Trust is advised by Credit Suisse Asset Management, LLC.

The views of the Portfolio's management are as of the date of the letter and the Portfolio holdings described in this document are as of June 30, 2009; these views and Portfolio holdings may have changed subsequent to these dates. Nothing in this document is a recommendation to purchase or sell securities.

Portfolio shares are not deposits or other obligations of Credit Suisse Asset Management, LLC ("Credit Suisse") or any affiliate, are not FDIC-insured and are not guaranteed by Credit Suisse or any affiliate. Portfolio investments are subject to investment risks, including loss of your investment.

Credit Suisse Trust — International Equity Flex III Portfolio
Semiannual Investment Adviser's Report
June 30, 2009 (unaudited)

July 24, 2009

Dear Shareholder:

On May 1, 2009, the Credit Suisse Trust — Emerging Markets Portfolio became the Credit Suisse Trust — International Equity Flex III Portfolio (the "Portfolio"). Concurrently, the Portfolio's investment strategy changed to a "flexible 130/30" strategy whereby the Portfolio generally will hold (i) long positions, either directly or through derivatives, in an amount up to approximately 130% of its net assets and (ii) short positions, either directly or through derivatives, in an amount up to approximately 30% of its net assets.

Under the new "flex" investment strategy, the Portfolio will seek to outperform the MSCI EAFE Index Net Dividends (the "Benchmark"). The Benchmark is designed to measure the performance of equities in developed markets outside of North America, which include Europe, Australasia (Australia & New Zealand) and the Far East.

The Portfolio's investment approach has changed from a fundamental equity approach to one that uses quantitative portfolio management techniques. The portfolio manager will select securities for the Portfolio using proprietary quantitative models, which are designed to:

• forecast the expected relative return of stocks by analyzing a number of fundamental factors, including a company's relative valuation, use of capital, balance sheet quality, profitability, realized and expected growth potential and earnings and price momentum.

• identify stocks that are likely to suffer declines in price if market conditions deteriorate and either limit the Portfolio's overall long exposure or increase the Portfolio's overall short exposure to such low quality stocks.

• help determine the Portfolio's relative exposure to different industry sectors by analyzing sector performance under different market scenarios.

For the six-month period ended June 30, 2009, the Portfolio had a gain of 25.74%1 versus an increase of 7.95% for the Benchmark2 (net of dividends).

Market Review: A fairly positive period

The semiannual period ended June 30, 2009, was a fairly positive one. For example, although the MSCI World Index Net declined by 0.45% in June, its year-to-date performance was 6.35%. And the Benchmark was up 7.95% for the period. The Dow Jones Euro STOXX Index Net declined in June, but was up 2.92% for the year, and the FTSE All Share Index was up slightly at 0.81%. Additionally, in Japan, the Topix Index Total Return gained 3.45% in June, bringing the year-to-date performance to 9.45%.

1

Credit Suisse Trust — International Equity Flex III Portfolio
Semiannual Investment Adviser's Report (continued)
June 30, 2009 (unaudited)

Strategic Review and Outlook: Stock selection will become more important going forward

On May 1, 2009, the Portfolio's investment strategy changed from an active, long-only strategy to a quantitative flex strategy, which allows long and short positions while maintaining an approximate 100% net long exposure. The term "flex" in the portfolio's name refers to the ability of the portfolio to vary from 100% to 130% in its long positions and from 0% to 30% in its short positions, based on market conditions. While the Portfolio intends to utilize short exposure, it may refrain completely under certain conditions.

The Portfolio will be managed by the Quantitative Equities Group within Credit Suisse Asset Management, LLC. The group has managed funds with a flex-style strategy since January 2007. The Quantitative Equities Group believes that removing the "long-only constraint" and instead utilizing a flex strategy should offer increased return potential for a given level of risk compared to a long-only portfolio.

For the period between January 1, 2009 and April 30, 2009, the Portfolio outperformed the Benchmark. For the period from May 1, 2009 to June 30, 2009, the Portfolio outperformed the Benchmark although stock selection and sector weightings in financials and energy detracted from performance. It will take a few months to complete the transition from a fundamental equity approach to a quantitative approach and from a long-only strategy to a flex strategy. As of June 30, 2009, the Portfolio did not hold any short positions. At the end of the period, the Portfolio's largest overweight position was in the financials sector.

We believe that macroeconomic factors will have less effect on the Portfolio going forward as the majority of the effects of federal stimulus packages and large bankruptcies are already factored into asset prices. The world is now adjusting to the new regime of government support and increased transparency. In our opinion, stock selection will be more important than macro bets in the coming months. Further, although we expect the market to remain difficult in the near term, we are comfortable with our proactive, long-term investment process going forward.

Jordan Low
Portfolio Manager

Short sales expose the portfolio to the risk that it will be required to cover its short position at a time when the securities have appreciated in value, thus resulting in a loss

2

Credit Suisse Trust — International Equity Flex III Portfolio
Semiannual Investment Adviser's Report (continued)
June 30, 2009 (unaudited)

to the portfolio. The portfolio's loss on a short sale could theoretically be unlimited in a case where the portfolio is unable to close out its short position.

Derivatives are subject to a number of risks such as correlation risk, liquidity risk, interest-rate risk, market risk and credit risk. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the portfolio will engage in these transactions to reduce exposure to other risks when that would be beneficial.

The use of leverage subjects the portfolio to the risk of magnified capital losses that can occur when losses affect an asset base — enlarged by borrowings or the creation of liabilities — that exceeds the net assets of the portfolio. The net asset value of the portfolio when employing leverage will be more volatile and sensitive to market movements. Leverage may involve the creation of a liability that requires the portfolio to pay interest.

The portfolio bears the risk that the proprietary quantitative models used by the portfolio manager will not be successful in identifying securities that will help the portfolio achieve its investment objectives, causing the portfolio to underperform its benchmark or other funds with a similar investment objective.

Investing in small to medium-sized companies may be more volatile and less liquid than investments in larger companies.

Special situations are unusual developments that affect a company's market value. Examples include mergers, acquisitions and reorganizations. Securities of special-situation companies may decline in value if the anticipated benefits of the special situation do not materialize.

International investing entails special risk considerations, including currency fluctuations, lower liquidity, economic and political risks, and differences in accounting methods.

In addition to historical information, this report contains forward-looking statements, which may concern, among other things, domestic and foreign market, industry and economic trends and developments and government regulation and their potential impact on the Portfolio's investments. These statements are subject to risks and uncertainties and actual trends, developments and regulations in the future, and their impact on the Portfolio could be materially different from those projected, anticipated or implied. The Portfolio has no obligation to update or revise forward-looking statements.

3

Credit Suisse Trust — International Equity Flex III Portfolio
Semiannual Investment Adviser's Report (continued)
June 30, 2009 (unaudited)

Average Annual Returns as of June 30, 20091

1 Year	5 Years	10 Years	Since Inception	Inception Date
(34.67)%	9.17%	5.13%	5.38%	12/31/97

Returns represent past performance and include change in share price and reinvestment of dividends and capital gains. Past performance cannot guarantee future results. The current performance of the Portfolio may be lower or higher than the figures shown. Returns and share price will fluctuate, and redemption value may be more or less than original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. Performance includes the effect of deducting expenses, but does not include charges and expenses attributable to any particular variable contract or plan. Accordingly, the Prospectus of the sponsoring Participating Insurance Company separate account or plan documents or other informational materials supplied by plan sponsors should be carefully reviewed for information on relevant charges and expenses. Excluding these charges and expenses from quotations of performance has the effect of increasing the performance quoted, and the effect of these charges should be considered when comparing performance to that of other mutual funds. Performance information current to the most recent month-end is available at www.credit-suisse.com/us.

The annualized gross expense ratio is 1.18%. The annualized net expense ratio after fee waivers and/or expense reimbursements is 0.78%.

1  Fee waivers and/or expense reimbursements may reduce expenses for the Portfolio, without which performance would be lower. Waivers and/or reimbursements may be discontinued at any time.

2  The Morgan Stanley Capital International EAFE (Europe, Australasia, Far East) Index Net Dividends is a free float-adjusted market capitalization index that is designed to measure developed-market equity performance, excluding the U.S. and Canada. It is the exclusive property of Morgan Stanley Capital International Inc. Effective May 1, 2009, the Morgan Stanley Capital International EAFE Index Net Dividends replaced the MSCI Emerging Markets Free Index as the benchmark-index for the Portfolio. The Morgan Stanley Capital International Emerging Markets Free Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets. It is the exclusive property of Morgan Stanley Capital International Inc. Investors cannot invest directly in an index.

4

Credit Suisse Trust — International Equity Flex III Portfolio
Semiannual Investment Adviser's Report (continued)
June 30, 2009 (unaudited)

Information About Your Portfolio's Expenses

As an investor of the Portfolio, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Portfolio expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Portfolio and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six month period ended June 30, 2009.

The table illustrates your Portfolio's expenses in two ways:

• Actual Portfolio Return. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Portfolio using the Portfolio's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

• Hypothetical 5% Portfolio Return. This helps you to compare your Portfolio's ongoing expenses with those of other mutual funds using the Portfolio's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical portfolio return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

5

Credit Suisse Trust — International Equity Flex III Portfolio
Semiannual Investment Adviser's Report (continued)
June 30, 2009 (unaudited)

Expenses and Value for a $1,000 Investment
for the six month period ended June 30, 2009

Actual Portfolio Return
Beginning Account Value 1/1/09	$1,000.00
Ending Account Value 6/30/09	$1,257.40
Expenses Paid per $1,000*	$4.37
Hypothetical 5% Portfolio Return
Beginning Account Value 1/1/09	$1,000.00
Ending Account Value 6/30/09	$1,020.93
Expenses Paid per $1,000*	$3.91
Annualized Expense Ratio*	0.78%

*  Expenses are equal to the Portfolio's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year period, then divided by 365.

  The "Expenses Paid per $1,000" and the "Annualized Expense Ratio" in the tables are based on actual expenses paid by the Portfolio during the period, net of fee waivers and/or expense reimbursements. If those fee waivers and/or expense reimbursements had not been in effect, the Portfolio's actual expenses would have been higher. Expenses do not reflect additional charges and expenses that are, or may be, imposed under the variable contracts or plans. Such charges and expenses are described in the prospectus of the insurance company separate account or in the plan documents or other informational materials supplied by plan sponsors. The Portfolio's expenses should be considered with these charges and expenses in evaluating the overall cost of investing in the separate account.

For more information, please refer to the Portfolio's prospectus.

6

Credit Suisse Trust — International Equity Flex III Portfolio
Semiannual Investment Adviser's Report (continued)
June 30, 2009 (unaudited)

SECTOR BREAKDOWN*

*  Expressed as a percentage of total investments (excluding securities lending collateral if applicable) and may vary over time.

7

Credit Suisse Trust — International Equity Flex III Portfolio
Schedule of Investments
June 30, 2009 (unaudited)

	Number of Shares	Value
COMMON STOCKS (98.6%)
Asia (4.8%)
Diversified Financial Services (4.8%)
iShares MSCI Pacific ex-Japan Index Fund§	92,003	$2,913,735
TOTAL ASIA		2,913,735
Australia (1.1%)
Diversified Financial Services (1.1%)
iShares MSCI Australia Index Fund§	39,468	663,062
TOTAL AUSTRALIA		663,062
Austria (0.5%)
Building Products (0.0%)
Wienerberger AG*	121	1,504
Commercial Banks (0.1%)
Erste Group Bank AG	2,128	57,763
Raiffeisen International Bank Holding AG	104	3,630
		61,393
Construction & Engineering (0.0%)
Strabag SE BR§	7	155
Containers & Packaging (0.1%)
Mayr Melnhof Karton AG	591	49,915
Diversified Telecommunication Services (0.1%)
Telekom Austria AG	3,173	49,668
Electrical Equipment (0.0%)
Zumtobel AG	1,006	10,325
Insurance (0.0%)
Vienna Insurance Group	201	8,761
Metals & Mining (0.1%)
Voestalpine AG§	1,845	50,811
Oil, Gas & Consumable Fuels (0.1%)
OMV AG	933	35,071
Real Estate Management & Development (0.0%)
IMMOFINANZ AG*	1,204	2,481
TOTAL AUSTRIA		270,084
Belgium (1.2%)
Beverages (0.3%)
Anheuser-Busch InBev NV	5,067	183,700
Chemicals (0.1%)
Solvay SA	814	68,851
Commercial Banks (0.1%)
Dexia SA*§	3,536	26,990
KBC Groep NV*	190	3,493
		30,483
Diversified Financial Services (0.2%)
Fortis*§	16,875	57,772
Groupe Bruxelles Lambert SA	771	56,510

See Accompanying Notes to Financial Statements.
8

Credit Suisse Trust — International Equity Flex III Portfolio
Schedule of Investments (continued)
June 30, 2009 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Belgium
Diversified Financial Services
Nationale A Portefeuille	179	$8,662
		122,944
Diversified Telecommunication Services (0.1%)
Belgacom SA§	1,348	43,101
Food & Staples Retailing (0.1%)
Delhaize Group	1,441	101,438
Pharmaceuticals (0.1%)
UCB SA	1,233	39,590
Wireless Telecommunication Services (0.2%)
Mobistar SA	2,422	149,524
TOTAL BELGIUM		739,631
Bermuda (0.0%)
Metals & Mining (0.0%)
Aquarius Platinum, Ltd.*	192	739
TOTAL BERMUDA		739
Cyprus (0.3%)
Commercial Banks (0.0%)
Bank of Cyprus Public Co., Ltd.	2,083	11,744
Energy Equipment & Services (0.3%)
ProSafe SE	26,480	133,217
TOTAL CYPRUS		144,961
Denmark (0.7%)
Beverages (0.0%)
Carlsberg AS Class B§	276	17,703
Chemicals (0.1%)
Novozymes AS B Shares	904	73,533
Commercial Banks (0.1%)
Danske Bank AS*§	2,865	49,419
Jyske Bank AS*	618	17,691
		67,110
Construction & Engineering (0.0%)
FLSmidth & Co. AS*	8	285
Food Products (0.1%)
Danisco AS	462	18,101
Insurance (0.1%)
Topdanmark AS*	413	48,232
TrygVesta AS§	212	12,503
		60,735
Marine (0.1%)
A P Moller - Maersk AS Class A	2	11,720
A P Moller - Maersk AS Class B	7	41,935
		53,655

See Accompanying Notes to Financial Statements.
9

Credit Suisse Trust — International Equity Flex III Portfolio
Schedule of Investments (continued)
June 30, 2009 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Denmark
Pharmaceuticals (0.2%)
H Lundbeck AS	2	$38
Novo Nordisk AS Class B§	2,245	122,257
		122,295
TOTAL DENMARK		413,417
Finland (1.5%)
Communications Equipment (0.6%)
Nokia Oyj	26,063	381,692
Diversified Financial Services (0.0%)
Pohjola Bank PLC	2,604	20,860
Diversified Telecommunication Services (0.0%)
Elisa Oyj	1,478	24,353
Electric Utilities (0.1%)
Fortum Oyj§	3,011	68,621
Food & Staples Retailing (0.1%)
Kesko Oyj B Shares	1,517	40,174
Insurance (0.2%)
Sampo Oyj A Shares	6,251	118,176
Machinery (0.2%)
Kone Oyj Class B	1,054	32,361
Metso Oyj	2,082	38,969
Wartsila Oyj	2,081	67,184
		138,514
Metals & Mining (0.1%)
Rautaruukki Oyj	1,358	27,234
Paper & Forest Products (0.1%)
Stora Enso Oyj R Shares*	4,264	22,551
UPM-Kymmene Oyj	3,854	33,629
		56,180
Pharmaceuticals (0.1%)
Orion Oyj Class B	2,343	36,742
TOTAL FINLAND		912,546
France (9.4%)
Aerospace & Defense (0.2%)
Safran SA	3,766	49,873
Thales SA§	125	5,611
Zodiac Aerospace§	1,320	43,054
		98,538
Airlines (0.0%)
Air France-KLM§	914	11,721

See Accompanying Notes to Financial Statements.
10

Credit Suisse Trust — International Equity Flex III Portfolio
Schedule of Investments (continued)
June 30, 2009 (unaudited)

	Number of Shares	Value
COMMON STOCKS
France
Auto Components (0.1%)
Compagnie Generale des Etablissements Michelin Class B	525	$30,063
Valeo SA*	538	9,934
		39,997
Automobiles (0.1%)
PEUGEOT SA*§	36	950
Renault SA*§	1,050	38,788
		39,738
Beverages (0.1%)
Laurent-Perrier	89	6,122
Pernod-Ricard SA§	1,148	72,570
		78,692
Building Products (0.2%)
Cie de Saint-Gobain§	3,049	102,577
Capital Markets (0.0%)
Boursorama*	1,488	14,037
Union Financiere de France BQE SA	160	5,641
		19,678
Chemicals (0.4%)
Air Liquide SA	1,624	148,990
Rhodia SA*§	13,113	99,647
		248,637
Commercial Banks (1.3%)
BNP Paribas	7,115	463,919
Credit Agricole SA§	8,916	111,774
Natixis*	4,750	9,244
Societe Generale	4,146	227,543
		812,480
Commercial Services & Supplies (0.1%)
Societe BIC SA	634	36,500
Communications Equipment (0.1%)
Alcatel-Lucent*§	17,306	43,393
Construction & Engineering (0.3%)
Bouygues SA	1,377	52,068
Eiffage SA§	252	14,725
Vinci SA	2,350	106,026
		172,819
Construction Materials (0.2%)
Imerys SA*§	221	9,287
Lafarge SA*§	1,292	87,892
		97,179

See Accompanying Notes to Financial Statements.
11

Credit Suisse Trust — International Equity Flex III Portfolio
Schedule of Investments (continued)
June 30, 2009 (unaudited)

	Number of Shares	Value
COMMON STOCKS
France
Diversified Financial Services (0.0%)
Fimalac	290	$15,930
Diversified Telecommunication Services (0.4%)
France Telecom SA§	11,246	255,850
Electric Utilities (0.2%)
EDF SA	2,525	123,273
Electrical Equipment (0.2%)
Alstom SA§	349	20,719
Legrand SA	22	481
Schneider Electric SA	1,254	95,965
		117,165
Energy Equipment & Services (0.2%)
Bourbon SA§	716	28,201
Cie Generale de Geophysique-Veritas*	337	6,100
Technip SA	2,013	99,247
		133,548
Food & Staples Retailing (0.0%)
Carrefour SA	494	21,182
Food Products (0.1%)
Danone	464	23,004
LDC	58	6,706
		29,710
Hotels, Restaurants & Leisure (0.1%)
Accor SA	1,188	47,326
Independent Power Producers & Energy Traders (0.1%)
Sechilienne-Sidec	1,800	62,631
Industrial Conglomerates (0.0%)
Wendel	578	18,745
Insurance (1.0%)
AXA SA	11,759	222,529
CNP Assurances	2,227	213,048
SCOR SE	9,537	195,923
		631,500
IT Services (0.0%)
Atos Origin SA*	12	408
Cap Gemini SA§	403	14,913
		15,321
Machinery (0.1%)
Vallourec SA	530	64,771

See Accompanying Notes to Financial Statements.
12

Credit Suisse Trust — International Equity Flex III Portfolio
Schedule of Investments (continued)
June 30, 2009 (unaudited)

	Number of Shares	Value
COMMON STOCKS
France
Media (0.5%)
Lagardere SCA	549	$18,301
M6-Metropole Television§	2,901	55,010
PagesJaunes Groupe§	2,566	25,012
Publicis Groupe§	1,107	33,886
Vivendi	7,956	190,947
		323,156
Multi-Utilities (0.1%)
Suez Environnement SA§	64	1,121
Veolia Environnement	2,861	84,578
		85,699
Multiline Retail (0.1%)
PPR	533	43,687
Office Electronics (0.1%)
Neopost SA	583	52,489
Oil, Gas & Consumable Fuels (1.6%)
Esso SA Francaise	103	13,674
Total SA	17,224	933,414
		947,088
Personal Products (0.2%)
L'Oreal SA§	1,744	130,892
Pharmaceuticals (0.8%)
Ipsen SA	2	88
Sanofi-Aventis SA	7,821	462,073
		462,161
Professional Services (0.0%)
Bureau Veritas SA	315	15,513
Real Estate Investment Trusts (0.1%)
Gecina SA	2	124
Societe Immobiliere de Location pour l'Industrie et le Commerce	267	23,618
Unibail-Rodamco SE	240	35,878
		59,620
Software (0.0%)
Dassault Systemes SA§	1	44
Textiles, Apparel & Luxury Goods (0.4%)
Christian Dior SA	768	57,521
Hermes International§	330	45,939
LVMH Moet Hennessy Louis Vuitton SA	1,486	113,950
		217,410

See Accompanying Notes to Financial Statements.
13

Credit Suisse Trust — International Equity Flex III Portfolio
Schedule of Investments (continued)
June 30, 2009 (unaudited)

	Number of Shares	Value
COMMON STOCKS
France
Transportation Infrastructure (0.0%)
Aeroports de Paris	4	$294
Societe Des Autoroutes Paris-Rhin-Rhone	2	137
		431
TOTAL FRANCE		5,677,091
Germany (8.5%)
Aerospace & Defense (0.3%)
MTU Aero Engines Holding AG	5,465	199,662
Airlines (0.1%)
Deutsche Lufthansa AG§	3,907	49,060
Automobiles (0.9%)
Bayerische Motoren Werke AG§	1,594	60,205
Daimler AG§	7,151	259,655
Volkswagen AG§	634	214,758
		534,618
Capital Markets (0.4%)
Deutsche Bank AG§	3,529	214,499
Chemicals (1.0%)
BASF SE	10,352	412,381
K+S AG	1,097	61,869
Linde AG	1,230	101,033
Symrise AG	1,354	20,046
Wacker Chemie AG	310	35,794
		631,123
Commercial Banks (0.0%)
Commerzbank AG*	25	156
Construction & Engineering (0.1%)
Bilfinger Berger AG	283	13,172
Hochtief AG	525	26,507
		39,679
Construction Materials (0.1%)
HeidelbergCement AG	2,043	84,107
Diversified Financial Services (0.1%)
Deutsche Boerse AG	947	73,689
Diversified Telecommunication Services (0.5%)
Deutsche Telekom AG§	26,565	314,020
Electric Utilities (0.8%)
E.ON AG§	14,373	510,136
Electrical Equipment (0.0%)
Q-Cells SE*	25	511
Solarworld AG§	387	9,158
		9,669

See Accompanying Notes to Financial Statements.
14

Credit Suisse Trust — International Equity Flex III Portfolio
Schedule of Investments (continued)
June 30, 2009 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Germany
Food & Staples Retailing (0.1%)
Metro AG	1,024	$48,918
Food Products (0.1%)
Suedzucker AG	1,410	28,574
Household Durables (0.1%)
Rational AG	440	50,708
Household Products (0.0%)
Henkel AG & Co. KGaA	773	20,849
Industrial Conglomerates (0.9%)
Rheinmetall AG	868	37,706
Siemens AG	6,853	473,833
		511,539
Insurance (1.1%)
Allianz SE	3,753	346,135
Hannover Rueckversicherung AG*	455	16,818
Muenchener Rueckversicherungs AG	2,212	298,809
		661,762
Internet & Catalog Retail (0.0%)
Takkt AG	1,442	15,356
Internet Software & Services (0.0%)
United Internet AG*§	21	247
Machinery (0.1%)
GEA Group AG	23	349
Heidelberger Druckmaschinen AG	3,440	19,207
MAN SE	491	30,206
Wacker Neuson SE	1,421	13,255
		63,017
Metals & Mining (0.3%)
Salzgitter AG	453	39,922
ThyssenKrupp AG	4,737	117,993
		157,915
Multi-Utilities (0.5%)
RWE AG	3,732	294,260
Pharmaceuticals (0.3%)
Bayer AG§	3,409	183,173
Semiconductors & Semiconductor Equipment (0.0%)
Infineon Technologies AG*	2,188	7,966
Software (0.7%)
SAP AG	5,986	241,310
Software AG	2,369	168,026
		409,336

See Accompanying Notes to Financial Statements.
15

Credit Suisse Trust — International Equity Flex III Portfolio
Schedule of Investments (continued)
June 30, 2009 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Germany
Textiles, Apparel & Luxury Goods (0.0%)
Adidas AG	85	$3,239
Puma AG Rudolf Dassler Sport	86	18,832
		22,071
Trading Companies & Distributors (0.0%)
BayWa AG	96	2,674
Transportation Infrastructure (0.0%)
Fraport AG Frankfurt Airport Services Worldwide§	215	9,217
TOTAL GERMANY		5,148,000
Greece (0.5%)
Capital Markets (0.0%)
Marfin Investment Group SA*	4,792	20,561
Commercial Banks (0.3%)
National Bank of Greece SA*	7,413	205,616
Piraeus Bank SA*	39	388
		206,004
Construction Materials (0.1%)
Titan Cement Co. SA	2,125	56,069
Diversified Financial Services (0.0%)
Hellenic Exchanges SA Holding	617	6,934
Diversified Telecommunication Services (0.1%)
Hellenic Telecommunications Organization SA	2,079	31,788
TOTAL GREECE		321,356
Hong Kong (1.2%)
Diversified Financial Services (1.2%)
iShares MSCI Hong Kong Index Fund§	50,778	697,690
TOTAL HONG KONG		697,690
Ireland (0.0%)
Construction Materials (0.0%)
CRH PLC	747	17,105
Food Products (0.0%)
Kerry Group PLC Class A	87	1,974
TOTAL IRELAND		19,079
Italy (3.0%)
Aerospace & Defense (0.0%)
Finmeccanica SpA	827	11,661
Capital Markets (0.0%)
Mediobanca SpA	1,948	23,210

See Accompanying Notes to Financial Statements.
16

Credit Suisse Trust — International Equity Flex III Portfolio
Schedule of Investments (continued)
June 30, 2009 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Italy
Commercial Banks (0.8%)
Banca Carige SpA	3,103	$8,523
Banca Monte dei Paschi di Siena SpA	25,512	41,229
Banco Popolare SC*	2,726	20,382
Intesa Sanpaolo SpA*	45,173	145,956
Piccolo Credito Valtellinese Scarl	1,172	10,626
UniCredit SpA*§	109,796	277,666
Unione di Banche Italiane ScpA	20	261
		504,643
Construction Materials (0.1%)
Cementir Holding SpA	1,521	5,814
Italcementi SpA§	3,503	40,103
		45,917
Diversified Telecommunication Services (0.2%)
Telecom Italia SpA§	77,472	107,398
Electric Utilities (0.5%)
Enel SpA§	58,500	285,551
Iride SpA	3,974	6,882
Terna Rete Elettrica Nazionale SpA§	6,690	22,309
		314,742
Electrical Equipment (0.0%)
Prysmian SpA	2	30
Energy Equipment & Services (0.0%)
Saipem SpA	66	1,612
Food Products (0.1%)
Parmalat SpA	11,243	27,151
Gas Utilities (0.1%)
Snam Rete Gas SpA	10,188	44,747
Hotels, Restaurants & Leisure (0.0%)
Lottomatica SpA§	888	17,144
Insurance (0.3%)
Alleanza Assicurazioni SpA	2,231	15,330
Assicurazioni Generali SpA	6,000	124,944
Mediolanum SpA	2,380	12,713
Premafin Finanziaria SpA*	6,888	8,890
Unipol Gruppo Finanziario SpA*	2,694	3,160
		165,037
Media (0.0%)
Mediaset SpA	4,151	23,301
Multi-Utilities (0.0%)
A2A SpA	1,262	2,306
ACEA SpA	828	10,109
		12,415

See Accompanying Notes to Financial Statements.
17

Credit Suisse Trust — International Equity Flex III Portfolio
Schedule of Investments (continued)
June 30, 2009 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Italy
Oil, Gas & Consumable Fuels (0.9%)
ENI SpA	21,937	$520,205
Saras SpA	3,018	8,615
		528,820
TOTAL ITALY		1,827,828
Japan (23.9%)
Air Freight & Logistics (0.1%)
Yamato Holdings Co., Ltd.§	3,000	39,826
Airlines (0.0%)
Japan Airlines Corp.*	3,825	7,369
Auto Components (0.3%)
Aisin Seiki Co., Ltd.§	497	10,720
Bridgestone Corp.§	2,667	41,712
Denso Corp.§	2,647	67,744
Imasen Electric Industrial	319	3,450
NHK Spring Co., Ltd.	1,000	6,692
NOK Corp.	2,069	24,003
TBK Co., Ltd.	2,000	3,562
Tigers Polymer Corp.	200	839
U-Shin, Ltd.	3,100	15,651
Unipres Corp.§	444	4,916
Yorozu Corp.	1,300	14,337
		193,626
Automobiles (2.3%)
Daihatsu Motor Co., Ltd.§	1,988	18,450
Fuji Heavy Industries, Ltd.§	6,942	28,003
Honda Motor Co., Ltd.§	11,821	324,700
Isuzu Motors, Ltd.§	21,616	34,625
Mazda Motor Corp.§	2,735	6,984
Nissan Motor Co., Ltd.§	25,500	154,516
Suzuki Motor Corp.§	4,518	101,148
Toyota Motor Corp.§	18,826	710,843
Yamaha Motor Co., Ltd.	2,132	23,647
		1,402,916
Beverages (0.2%)
Asahi Breweries, Ltd.	500	7,154
Kirin Holdings Co., Ltd.§	5,920	82,465
		89,619
Building Products (0.2%)
Asahi Glass Co., Ltd.§	2,000	15,995
Daikin Industries, Ltd.	1,421	45,662
JS Group Corp.	700	10,786
Nippon Hume Corp.	1,000	3,019
Nippon Sheet Glass Co., Ltd.§	5,091	14,812
Sun Wave Corp.	1,000	2,389
		92,663

See Accompanying Notes to Financial Statements.
18

Credit Suisse Trust — International Equity Flex III Portfolio
Schedule of Investments (continued)
June 30, 2009 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Japan
Capital Markets (0.5%)
Daiwa Securities Group, Inc.§	7,000	$41,531
Matsui Securities Co., Ltd.§	10,993	99,530
Nomura Holdings, Inc.§	11,857	99,927
SBI Holdings, Inc.	187	37,918
		278,906
Chemicals (0.8%)
Asahi Kasei Corp.§	10,996	55,704
Chugoku Marine Paints, Ltd.	3,000	20,629
Co-Op Chemical Co., Ltd.§	6,000	12,593
DIC Corp.	21,000	32,754
JSP Corp.	975	7,415
Kansai Paint Co., Ltd.	6,000	42,923
Katakura Chikkarin Co., Ltd.	1,076	3,811
Mitsubishi Chemical Holdings Corp.§	12,221	51,611
Mitsubishi Gas Chemical Co., Inc.	324	1,764
Mitsubishi Rayon Co., Ltd.	34	99
Nippon Carbide Industries Co., Inc.*	2,000	2,170
Shin-Etsu Chemical Co., Ltd.	3,100	143,551
Showa Denko KK§	2,051	3,652
Sumitomo Chemical Co., Ltd.	187	840
Teijin, Ltd.	1,000	3,209
Tokuyama Corp.§	2,633	19,297
Toray Industries, Inc.	495	2,516
Tosoh Corp.	34	96
Ube Industries, Ltd.	16,954	47,239
		451,873
Commercial Banks (2.2%)
Bank of the Ryukyus, Ltd.	2,837	33,642
Bank of Yokohama, Ltd.	1,000	5,344
Chuo Mitsui Trust Holdings, Inc.§	18,101	68,863
Fukuoka Financial Group, Inc.	13,045	58,249
Hokuhoku Financial Group, Inc.§	19,843	49,661
Mitsubishi UFJ Financial Group, Inc.	68,145	420,127
Mizuho Financial Group, Inc.§	96,016	222,730
Resona Holdings, Inc.§	5,057	70,775
Sapporo Hokuyo Holdings, Inc.*	23	66
Seven Bank, Ltd.	6	15,710
Shinsei Bank, Ltd.*§	11,000	17,535
Sumitomo Mitsui Financial Group, Inc.§	4,928	199,103
The Chiba Bank, Ltd.	6,000	39,097
The Hachijuni Bank, Ltd.	22	124
The Nishi-Nippon City Bank, Ltd.§	30,000	75,672
The Sumitomo Trust & Banking Co., Ltd.§	8,820	47,254
The Tohoku Bank, Ltd.	3,000	4,874
Yamaguchi Financial Group, Inc.	986	12,984
		1,341,810

See Accompanying Notes to Financial Statements.
19

Credit Suisse Trust — International Equity Flex III Portfolio
Schedule of Investments (continued)
June 30, 2009 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Japan
Commercial Services & Supplies (0.3%)
Dai Nippon Printing Co., Ltd.	1,000	$13,671
Daiohs Corp.	200	983
Itoki Corp.	500	1,412
Nichiban Co., Ltd.	3,000	9,300
Nippon Kucho Service Co., Ltd.	300	2,290
Secom Co., Ltd.	1,870	75,777
Toppan Printing Co., Ltd.	8,617	86,682
		190,115
Communications Equipment (0.0%)
Denki Kogyo Co., Ltd.	4,000	20,119
Saxa Holdings, Inc.*	2,000	3,598
		23,717
Computers & Peripherals (0.3%)
Fujitsu, Ltd.§	16,000	86,781
Japan Digital Laboratory Co., Ltd.	632	7,988
NEC Corp.*§	16,421	64,132
Seiko Epson Corp.§	593	9,663
Toshiba Corp.§	8,683	31,409
		199,973
Construction & Engineering (0.2%)
Ando Corp.	2,000	3,139
Asanuma Corp.*	8,000	8,428
Daiwa Odakyu Construction Co.	500	1,119
Kajima Corp.§	7,000	21,757
Kinden Corp.	913	8,010
Obayashi Corp.	3,000	14,663
Shimizu Corp.§	5,991	25,963
Taihei Kogyo Co., Ltd.	2,000	6,395
Tobishima Corp.*	332	189
Totetsu Kogyo Co., Ltd.	1,000	6,059
		95,722
Construction Materials (0.0%)
Shinagawa Refractories Co., Ltd.	3,000	8,149
Taiheiyo Cement Corp.§	8,590	14,698
		22,847
Consumer Finance (0.1%)
Acom Co., Ltd.§	306	7,614
Aiful Corp.	950	3,637
Credit Saison Co., Ltd.§	645	8,169
ORIX Corp.§	765	45,462
		64,882

See Accompanying Notes to Financial Statements.
20

Credit Suisse Trust — International Equity Flex III Portfolio
Schedule of Investments (continued)
June 30, 2009 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Japan
Containers & Packaging (0.1%)
Tomoku Co., Ltd.	2,000	$3,981
Toyo Seikan Kaisha, Ltd.§	1,060	22,392
		26,373
Distributors (0.0%)
Naigai Co., Ltd.*	8,472	5,072
Diversified Consumer Services (0.1%)
Benesse Corp.	900	36,032
Diversified Financial Services (0.0%)
Daiko Clearing Services Corp.	300	1,823
Mitsubishi UFJ Lease & Finance Co., Ltd.	412	13,410
		15,233
Diversified Telecommunication Services (0.7%)
Nippon Telegraph & Telephone Corp.	10,569	429,758
Electric Utilities (1.2%)
Chubu Electric Power Co., Inc.§	8,300	191,380
Hokuriku Electric Power Co.§	2,830	64,624
Kyushu Electric Power Co., Inc.§	7,766	166,877
The Kansai Electric Power Co., Inc.§	3,100	68,275
The Tokyo Electric Power Co., Inc.§	7,817	200,673
Tohoku Electric Power Co., Inc.	2,502	52,183
		744,012
Electrical Equipment (0.5%)
Chiyoda Integre Co., Ltd.	1,600	18,352
Furukawa Electric Co., Ltd.§	11,000	49,408
Mitsubishi Electric Corp.	12,850	81,087
Panasonic Electric Works Co., Ltd.	2,000	18,874
Sumitomo Electric Industries, Ltd.	11,400	127,616
Toko Electric Corp.	594	1,860
Ushio, Inc.§	230	3,663
		300,860
Electronic Equipment, Instruments & Components (1.2%)
Citizen Holdings Co., Ltd.	4,282	21,893
FUJIFILM Holdings Corp.§	2,200	69,906
Hirose Electric Co., Ltd.§	362	38,561
Hitachi, Ltd.	37,874	117,681
Hosiden Corp.	2,627	33,549
HOYA Corp.	3,300	66,002
Ibiden Co., Ltd.§	200	5,599
Japan Cash Machine Co., Ltd.	900	8,219
Keyence Corp.	302	61,430
Kyocera Corp.	795	59,591
Mitsumi Electric Co., Ltd.	1,495	31,886
Murata Manufacturing Co., Ltd.§	1,664	70,908

See Accompanying Notes to Financial Statements.
21

Credit Suisse Trust — International Equity Flex III Portfolio
Schedule of Investments (continued)
June 30, 2009 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Japan
Electronic Equipment, Instruments & Components
Nidec Corp.§	485	$29,476
ONO Sokki Co., Ltd.	1,000	4,356
Satori Electric Co., Ltd.	1,600	9,391
Shimadzu Corp.§	2,913	23,240
TDK Corp.§	682	31,966
Yokogawa Electric Corp.	981	6,601
		690,255
Food & Staples Retailing (0.7%)
Aeon Co., Ltd.§	3,300	32,510
FamilyMart Co., Ltd.§	1,600	50,197
Lawson, Inc.§	3,100	136,238
San-A Co., Ltd.	100	3,259
Seven & I Holdings Co., Ltd.	6,400	149,863
Universe Co., Ltd.	400	4,952
UNY Co., Ltd.	6,000	51,185
Yamaya Corp.	200	1,429
		429,633
Food Products (0.4%)
Ajinomoto Co., Inc.	39	308
Kyokuyo Co., Ltd.	3,000	6,238
Nippon Meat Packers, Inc.	1,000	12,571
Nisshin Seifun Group, Inc.	4,000	47,451
NISSIN FOODS HOLDINGS Co., Ltd.	7	212
QP Corp.	4,376	45,483
Rock Field Co., Ltd.	200	2,476
Toyo Suisan Kaisha, Ltd.	1,000	20,571
Warabeya Nichiyo Co., Ltd.	1,900	22,730
Yaizu Suisankagaku Industry Co., Ltd.	321	3,329
Yakult Honsha Co., Ltd.	10	191
Yamazaki Baking Co., Ltd.§	5,897	66,511
		228,071
Gas Utilities (0.1%)
Tokyo Gas Co., Ltd.	21,000	74,904
Health Care Equipment & Supplies (0.1%)
Eiken Chemical Co., Ltd.	2,700	23,009
Olympus Corp.	177	4,162
Terumo Corp.§	1,282	56,432
		83,603
Health Care Providers & Services (0.0%)
Mediceo Paltac Holdings Co., Ltd.	14	159
Suzuken Co., Ltd.	5	145
		304

See Accompanying Notes to Financial Statements.
22

Credit Suisse Trust — International Equity Flex III Portfolio
Schedule of Investments (continued)
June 30, 2009 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Japan
Hotels, Restaurants & Leisure (0.1%)
McDonald's Holdings Co. Japan, Ltd.§	756	$14,017
Oriental Land Co. Japan, Ltd.	700	46,861
		60,878
Household Durables (0.8%)
Casio Computer Co., Ltd.§	2,842	25,416
Foster Electric Co., Ltd.	311	3,532
Makita Corp.§	696	16,816
Panasonic Corp.§	16,080	216,302
Sanyo Electric Co., Ltd.*§	3,303	8,541
Sharp Corp.§	3,984	41,267
Sony Corp.§	6,954	181,141
Suminoe Textile Co., Ltd.	2,000	2,805
		495,820
Household Products (0.2%)
Kao Corp.	5,000	108,633
Independent Power Producers & Energy Traders (0.0%)
Electric Power Development Co., Ltd.§	500	14,165
Industrial Conglomerates (0.0%)
Hankyu Hanshin Holdings, Inc.	1,000	4,674
Insurance (0.6%)
Aioi Insurance Co., Ltd.	2,592	11,796
Mitsui Sumitomo Insurance Group Holdings, Inc.	3,100	80,972
Nipponkoa Insurance Co., Ltd.	5,558	32,285
Nissay Dowa General Insurance Co., Ltd.	4,388	21,165
Sompo Japan Insurance, Inc.	11,957	79,553
T&D Holdings, Inc.§	432	12,324
Tokio Marine Holdings, Inc.	4,833	132,491
		370,586
Internet & Catalog Retail (0.1%)
ASKUL Corp.	812	13,133
Rakuten, Inc.§	74	44,522
		57,655
Internet Software & Services (0.0%)
Yahoo! Japan Corp.	49	15,560
IT Services (0.1%)
CAC Corp.§	800	5,769
NTT Data Corp.	18	58,012
		63,781

See Accompanying Notes to Financial Statements.
23

Credit Suisse Trust — International Equity Flex III Portfolio
Schedule of Investments (continued)
June 30, 2009 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Japan
Leisure Equipment & Products (0.3%)
Daikoku Denki Co., Ltd.	1,100	$14,628
Namco Bandai Holdings, Inc.§	2,100	22,996
Nikon Corp.§	2,885	49,835
Sankyo Co., Ltd.	781	41,596
Sega Sammy Holdings, Inc.§	1,100	13,920
Shimano, Inc.	748	28,694
Tamron Co., Ltd.	192	2,626
		174,295
Machinery (1.1%)
Amada Co., Ltd.	4,801	29,707
Daiwa Industries, Ltd.	1,087	5,007
Fanuc, Ltd.§	1,481	118,497
IHI Corp.*	8,000	13,798
JTEKT Corp.§	1,692	17,073
Kawasaki Heavy Industries, Ltd.§	4,000	11,001
Komatsu, Ltd.§	3,379	52,089
Kubota Corp.§	9,000	74,000
Maezawa Industries, Inc.*	1,400	2,847
Minebea Co., Ltd.	7,950	33,781
Mitsubishi Heavy Industries, Ltd.§	24,000	99,165
Mitsui Engineering & Shipbuilding Co., Ltd.§	13,959	32,738
Miyachi Corp.	1,800	12,191
Nachi-Fujikoshi Corp.§	9,816	20,137
NGK Insulators, Ltd.	916	18,641
NSK, Ltd.§	5,790	29,264
NTN Corp.§	6,836	27,338
Obara Corp.	1,500	14,208
SMC Corp.	14	1,501
Sumitomo Heavy Industries, Ltd.	3,961	17,593
THK Co., Ltd.	570	8,484
		639,060
Marine (0.2%)
Kawasaki Kisen Kaisha, Ltd.§	3,000	12,287
Mitsui OSK Lines, Ltd.	6,000	38,714
Nippon Yusen KK	15,853	68,160
		119,161
Media (0.1%)
Amuse, Inc.	1,200	12,083
Gakken Co., Ltd.	5,000	9,681
Hakuhodo DY Holdings, Inc.	7	377
Jupiter Telecommunications Co., Ltd.§	39	29,537
SKY Perfect JSAT Holdings, Inc.	14	5,330
		57,008

See Accompanying Notes to Financial Statements.
24

Credit Suisse Trust — International Equity Flex III Portfolio
Schedule of Investments (continued)
June 30, 2009 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Japan
Metals & Mining (1.0%)
DOWA HOLDINGS Co., Ltd.	4,000	$16,577
JFE Holdings, Inc.§	3,900	130,826
Kobe Steel, Ltd.§	9,855	18,326
Maruichi Steel Tube, Ltd.§	496	9,340
Mitsubishi Materials Corp.	28,262	87,853
Mitsui Mining & Smelting Co., Ltd.*	32	82
Nakayama Steel Works, Ltd.	2,000	4,737
Nippon Steel Corp.§	28,000	107,029
Sumitomo Metal Industries, Ltd.	24,677	65,496
Sumitomo Metal Mining Co., Ltd.§	3,000	42,078
Tokyo Steel Manufacturing Co., Ltd.§	5,750	69,881
Tokyo Tekko Co., Ltd.	2,215	8,278
Topy Industries, Ltd.	10,000	18,931
Yamato Kogyo Co., Ltd.§	1,400	41,152
		620,586
Multiline Retail (0.0%)
Isetan Mitsukoshi Holdings, Ltd.	1,477	15,004
Office Electronics (0.7%)
Canon, Inc.§	8,581	279,854
Konica Minolta Holdings, Inc.§	6,673	69,614
Ricoh Co., Ltd.§	3,998	51,423
		400,891
Oil, Gas & Consumable Fuels (0.5%)
Cosmo Oil Co., Ltd.§	6,324	21,377
Idemitsu Kosan Co., Ltd.	376	32,163
INPEX Corp.	11	87,569
Kanto Natural Gas Development, Ltd.	1,000	5,902
TonenGeneral Sekiyu KK§	15,825	160,817
		307,828
Paper & Forest Products (0.0%)
OJI Paper Co., Ltd.	62	266
Pharmaceuticals (1.1%)
Astellas Pharma, Inc.	5,682	200,332
Daiichi Sankyo Co., Ltd.§	1,042	18,570
Eisai Co., Ltd.	984	34,883
Hisamitsu Pharmaceutical Co., Inc.	100	3,102
Mitsubishi Tanabe Pharma Corp.	2,211	25,362
Ono Pharmaceutical Co., Ltd.	700	31,003
Santen Pharmaceutical Co., Ltd.§	591	17,976
Shionogi & Co., Ltd.	20	386
Taisho Pharmaceutical Co., Ltd.	18	340
Takeda Pharmaceutical Co., Ltd.	7,900	306,674
		638,628

See Accompanying Notes to Financial Statements.
25

Credit Suisse Trust — International Equity Flex III Portfolio
Schedule of Investments (continued)
June 30, 2009 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Japan
Professional Services (0.0%)
Altech Corp.	200	$1,205
Real Estate Investment Trusts (0.1%)
Japan Prime Realty Investment Corp.§	3	6,462
Japan Real Estate Investment Corp.	2	16,564
Japan Retail Fund Investment Corp.§	2	9,212
Nippon Building Fund, Inc.§	3	25,604
Nomura Real Estate Office Fund, Inc.	1	6,348
		64,190
Real Estate Management & Development (0.7%)
Aeon Mall Co., Ltd.§	1,936	36,684
Daito Trust Construction Co., Ltd.	996	46,891
Daiwa House Industry Co., Ltd.	814	8,739
Leopalace21 Corp.§	4,483	39,998
Mitsubishi Estate Co., Ltd.	4,970	82,382
Mitsui Fudosan Co., Ltd.	6,075	105,202
Nomura Real Estate Holdings, Inc.§	497	8,541
Sumitomo Realty & Development Co., Ltd.§	3,932	71,681
Tokyu Land Corp.§	7,912	35,890
		436,008
Road & Rail (0.6%)
Central Japan Railway Co.§	4	24,552
East Japan Railway Co.	2,882	173,243
Keihin Electric Express Railway Co., Ltd.	30	232
Keisei Electric Railway Co., Ltd.§	7,000	41,669
Kintetsu Corp.	98	431
Maruwn Corp.	200	543
Nippon Express Co., Ltd.	13,000	58,925
Tokyu Corp.	8,000	40,294
West Japan Railway Co.	5	16,509
		356,398
Semiconductors & Semiconductor Equipment (0.3%)
Advantest Corp.§	196	3,564
Mimasu Semiconductor Industry Co., Ltd.	551	6,589
Rohm Co., Ltd.§	1,300	94,672
Tokyo Electron, Ltd.	1,026	49,437
		154,262
Software (0.4%)
Konami Corp.	200	3,824
Nintendo Co., Ltd.§	800	221,060
Nippon Systemware Co., Ltd.	300	1,108
Oracle Corp. Japan§	800	29,293
Sorun Corp.	1,134	6,915
SRA Holdings	600	5,228
		267,428

See Accompanying Notes to Financial Statements.
26

Credit Suisse Trust — International Equity Flex III Portfolio
Schedule of Investments (continued)
June 30, 2009 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Japan
Specialty Retail (0.1%)
Fast Retailing Co., Ltd.	194	$25,244
Hard Off Corp. Co., Ltd.	715	3,646
Nitori Co., Ltd.	3	212
Pal Co., Ltd.	300	5,073
Point, Inc.§	169	9,068
Right On Co., Ltd.	500	4,564
USS Co., Ltd.	365	18,771
Yamada Denki Co., Ltd.	281	16,323
		82,901
Textiles, Apparel & Luxury Goods (0.1%)
Asics Corp.	1,964	17,886
Sanei-International Co., Ltd.§	2,300	19,782
		37,668
Tobacco (0.3%)
Japan Tobacco, Inc.	55	171,653
Trading Companies & Distributors (1.0%)
ITOCHU Corp.	11,790	81,686
JFE Shoji Holdings, Inc.	1,000	3,680
Kamei Corp.	1,000	5,163
Kanamoto Co., Ltd.	1,000	5,221
Marubeni Corp.	9,935	43,872
Maruka Machinery Co., Ltd.	100	767
Mitsubishi Corp.§	9,922	182,808
Mitsui & Co., Ltd.§	13,110	155,108
Sojitz Corp.	69	151
Sumitomo Corp.§	10,800	109,608
		588,064
Transportation Infrastructure (0.0%)
Kamigumi Co., Ltd.§	2,036	17,181
Wireless Telecommunication Services (0.8%)
KDDI Corp.§	25	132,445
NTT DoCoMo, Inc.§	183	267,246
Softbank Corp.	4,500	87,528
		487,219
TOTAL JAPAN		14,388,630
Luxembourg (0.5%)
Energy Equipment & Services (0.1%)
Tenaris SA	3,498	47,713
Media (0.1%)
SES SA	2,643	50,532
Metals & Mining (0.3%)
ArcelorMittal	5,832	192,970

See Accompanying Notes to Financial Statements.
27

Credit Suisse Trust — International Equity Flex III Portfolio
Schedule of Investments (continued)
June 30, 2009 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Luxembourg
Wireless Telecommunication Services (0.0%)
Millicom International Cellular SA*	226	$12,694
TOTAL LUXEMBOURG		303,909
Netherlands (2.3%)
Aerospace & Defense (0.5%)
European Aeronautic Defence & Space Co. NV§	18,676	303,263
Air Freight & Logistics (0.1%)
TNT NV	3,336	65,196
Chemicals (0.1%)
Koninklijke DSM NV	1,147	36,064
Diversified Financial Services (0.0%)
SNS Reaal	1,316	7,380
Diversified Telecommunication Services (0.2%)
KONINKLIJKE KPN NV§	9,732	134,260
Energy Equipment & Services (0.1%)
Fugro NV	11	458
SBM Offshore NV§	1,250	21,461
		21,919
Food & Staples Retailing (0.2%)
Koninklijke Ahold NV	10,808	124,581
Food Products (0.5%)
Unilever NV	13,296	321,531
Household Durables (0.2%)
TomTom NV*	10,121	122,233
Industrial Conglomerates (0.1%)
Koninklijke Philips Electronics NV	2,755	50,858
Insurance (0.1%)
Aegon NV	10,886	67,386
Life Sciences Tools & Services (0.0%)
QIAGEN NV*	1,091	20,258
Real Estate Investment Trusts (0.0%)
Corio NV§	6	293
Semiconductors & Semiconductor Equipment (0.1%)
ASML Holding NV	3,117	67,551
Software (0.1%)
Exact Holding NV	1,631	39,571
TOTAL NETHERLANDS		1,382,344
Norway (0.6%)
Chemicals (0.1%)
Yara International ASA	1,314	36,957

See Accompanying Notes to Financial Statements.
28

Credit Suisse Trust — International Equity Flex III Portfolio
Schedule of Investments (continued)
June 30, 2009 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Norway
Commercial Banks (0.0%)
DnB NOR ASA*	190	$1,450
Diversified Telecommunication Services (0.0%)
Telenor ASA*	348	2,683
Electrical Equipment (0.0%)
Renewable Energy Corp. AS*§	8	62
Energy Equipment & Services (0.0%)
Aker Solutions ASA	68	564
Oil, Gas & Consumable Fuels (0.5%)
StatoilHydro ASA	15,458	305,041
Paper & Forest Products (0.0%)
Norske Skogindustrier ASA*	17,461	25,658
TOTAL NORWAY		372,415
Portugal (0.3%)
Commercial Banks (0.1%)
Banco BPI SA	2,043	5,226
Banco Comercial Portugues SA R Shares	19,832	20,190
Banco Espirito Santo SA	2,071	11,166
		36,582
Construction Materials (0.0%)
Cimpor Cimentos de Portugal SGPS SA	1,813	13,243
Diversified Telecommunication Services (0.1%)
Portugal Telecom SGPS SA	5,326	52,236
Electric Utilities (0.1%)
EDP - Energias de Portugal SA	12,126	47,627
Multi-Utilities (0.0%)
REN - Redes Energeticas Nacionais SA	5,142	22,033
Oil, Gas & Consumable Fuels (0.0%)
Galp Energia SGPS SA B Shares§	4	56
TOTAL PORTUGAL		171,777
Russia (0.0%)
Electric Utilities (0.0%)
TGK - 2*	8,081,139	2,263
TGK - 4*	10,009,531	3,603
		5,866
Independent Power Producers & Energy Traders (0.0%)
TGK - 5*	5	0
TOTAL RUSSIA		5,866

See Accompanying Notes to Financial Statements.
29

Credit Suisse Trust — International Equity Flex III Portfolio
Schedule of Investments (continued)
June 30, 2009 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Singapore (2.9%)
Diversified Financial Services (2.9%)
iShares MSCI Singapore Index Fund§	196,381	$1,771,357
TOTAL SINGAPORE		1,771,357
Spain (4.5%)
Airlines (0.0%)
Iberia Lineas Aereas de Espana*	3,408	7,248
Biotechnology (0.0%)
Grifols SA	21	373
Commercial Banks (2.3%)
Banco Bilbao Vizcaya Argentaria SA§	34,457	433,802
Banco de Sabadell SA§	6,093	38,103
Banco de Valencia SA	2,716	26,404
Banco Pastor SA	1,141	7,905
Banco Popular Espanol SA	7,823	68,440
Banco Santander SA	65,824	795,575
Bankinter SA	1,795	21,292
		1,391,521
Construction & Engineering (0.4%)
ACS Actividades de Construccion y Servicios SA	2,414	122,523
Fomento de Construcciones y Contratas SA§	475	19,542
Grupo Ferrovial SA	226	7,283
Obrascon Huarte Lain SA	2,729	54,146
		203,494
Diversified Financial Services (0.0%)
Criteria Caixacorp SA	4,303	19,941
Diversified Telecommunication Services (0.9%)
Telefonica SA§	23,856	541,681
Electric Utilities (0.3%)
Acciona SA	16	1,975
Iberdrola SA§	22,463	183,150
		185,125
Food Products (0.0%)
Viscofan SA	142	3,034
Gas Utilities (0.1%)
Enagas	1,168	23,047
Gas Natural SDG SA§	2,054	37,504
		60,551
Independent Power Producers & Energy Traders (0.0%)
Iberdrola Renovables SA*	2,963	13,582
IT Services (0.0%)
Indra Sistemas SA	23	499

See Accompanying Notes to Financial Statements.
30

Credit Suisse Trust — International Equity Flex III Portfolio
Schedule of Investments (continued)
June 30, 2009 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Spain
Machinery (0.0%)
Duro Felguera SA	1,239	$11,234
Zardoya Otis SA	1,889	1,921
		13,155
Media (0.1%)
Gestevision Telecinco SA§	4,010	37,548
Oil, Gas & Consumable Fuels (0.3%)
Repsol YPF SA§	7,717	172,719
Specialty Retail (0.1%)
Inditex SA	1,677	80,697
Transportation Infrastructure (0.0%)
Cintra Concesiones de Infraestructuras de Transporte SA	1,724	10,739
TOTAL SPAIN		2,741,907
Sweden (2.4%)
Building Products (0.1%)
Assa Abloy AB Class B	3,993	55,594
Commercial Banks (0.7%)
Nordea Bank AB§	26,183	207,194
Skandinaviska Enskilda Banken AB Class A*§	9,388	41,344
Svenska Handelsbanken AB A Shares	3,781	71,393
Swedbank AB A Shares*§	14,854	86,465
		406,396
Commercial Services & Supplies (0.1%)
Securitas AB B Shares	6,836	57,965
Communications Equipment (0.4%)
Telefonaktiebolaget LM Ericsson B Shares	25,577	250,890
Construction & Engineering (0.1%)
Skanska AB B Shares§	3,163	35,336
Diversified Financial Services (0.1%)
Industrivarden AB A Shares	10,362	93,006
Diversified Telecommunication Services (0.1%)
TeliaSonera AB	8,660	45,384
Household Durables (0.0%)
Electrolux AB Series B*	803	11,186
Machinery (0.2%)
Alfa Laval AB	475	4,533
Atlas Copco AB A Shares	1,133	11,359
Cardo AB	1,158	25,050
Hexagon AB B Shares	3,604	32,425
Scania AB B Shares§	1,736	17,199
SKF AB B Shares	1,682	20,700
Volvo AB B Shares§	6,732	41,516
		152,782

See Accompanying Notes to Financial Statements.
31

Credit Suisse Trust — International Equity Flex III Portfolio
Schedule of Investments (continued)
June 30, 2009 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Sweden
Metals & Mining (0.1%)
Boliden AB	2,443	$18,451
SSAB AB A Shares§	2,050	23,841
		42,292
Oil, Gas & Consumable Fuels (0.0%)
Lundin Petroleum AB*	36	279
Paper & Forest Products (0.2%)
Holmen AB B Shares	1,561	34,034
Svenska Cellulosa AB B Shares	6,768	70,951
		104,985
Specialty Retail (0.3%)
Hennes & Mauritz AB B Shares§	3,473	172,679
TOTAL SWEDEN		1,428,774
Switzerland (6.7%)
Building Products (0.1%)
Geberit AG	515	63,395
Capital Markets (0.6%)
EFG International AG	2,114	22,875
Julius Baer Holding AG	1,929	74,954
UBS AG*§	23,504	288,326
		386,155
Chemicals (0.4%)
Givaudan SA	106	65,008
Syngenta AG	679	157,835
		222,843
Commercial Banks (0.1%)
Banque Cantonale Vaudoise	124	39,088
Construction Materials (0.3%)
Holcim, Ltd.*§	3,070	174,627
Diversified Telecommunication Services (0.2%)
Swisscom AG	420	129,124
Electric Utilities (0.0%)
BKW FMB Energie AG	1	74
Electrical Equipment (0.2%)
ABB, Ltd.*	7,291	115,024
Food Products (1.6%)
Nestle SA	25,701	969,537
Health Care Equipment & Supplies (0.0%)
Nobel Biocare Holding AG	489	10,691
Synthes, Inc.	28	2,705
		13,396

See Accompanying Notes to Financial Statements.
32

Credit Suisse Trust — International Equity Flex III Portfolio
Schedule of Investments (continued)
June 30, 2009 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Switzerland
Insurance (0.6%)
Baloise Holding AG	647	$48,069
Schweizerische National-Versicherungs-Gesellschaft AG*	2,116	47,330
Zurich Financial Services AG	1,508	266,298
		361,697
Machinery (0.0%)
Sulzer AG	4	254
Marine (0.0%)
Kuehne + Nagel International AG	282	22,131
Pharmaceuticals (2.3%)
Novartis AG	17,604	715,951
Roche Holding AG	4,773	649,733
		1,365,684
Professional Services (0.1%)
SGS SA	31	38,469
Textiles, Apparel & Luxury Goods (0.2%)
Compagnie Financiere Richemont SA Class A*	5,145	107,166
The Swatch Group AG	173	5,676
The Swatch Group AG BR	166	26,692
		139,534
TOTAL SWITZERLAND		4,041,032
United Kingdom (21.8%)
Aerospace & Defense (0.4%)
BAE Systems PLC	35,078	196,213
Cobham PLC	7,719	22,007
Meggitt PLC	4,365	11,429
Rolls-Royce Group PLC*	5,340	31,960
		261,609
Airlines (0.0%)
British Airways PLC*§	64	132
Beverages (0.6%)
Diageo PLC	16,782	241,283
SABMiller PLC§	5,955	121,711
		362,994
Biotechnology (0.0%)
Antisoma PLC*	7,983	3,155

See Accompanying Notes to Financial Statements.
33

Credit Suisse Trust — International Equity Flex III Portfolio
Schedule of Investments (continued)
June 30, 2009 (unaudited)

	Number of Shares	Value
COMMON STOCKS
United Kingdom
Capital Markets (0.5%)
3i Group PLC	8,644	$34,616
BlueBay Asset Management PLC	1,900	6,640
Close Brothers Group PLC	12,338	133,733
ICAP PLC	3,605	26,877
Investec PLC	5,110	27,556
Man Group PLC	11,349	52,075
Schroders PLC	829	11,228
Tullett Prebon PLC	313	1,530
		294,255
Chemicals (0.0%)
Johnson Matthey PLC	738	14,028
Yule Catto & Co. PLC	3,742	6,586
		20,614
Commercial Banks (3.1%)
Barclays PLC	79,924	371,783
HSBC Holdings PLC	123,599	1,030,757
Lloyds Banking Group PLC	137,298	158,435
Royal Bank of Scotland Group PLC*	108,357	68,940
Standard Chartered PLC	11,886	223,717
		1,853,632
Commercial Services & Supplies (0.1%)
De La Rue PLC	3,005	45,165
Regus PLC	2,506	2,688
		47,853
Communications Equipment (0.0%)
Spirent Communications PLC	4,978	5,182
Construction & Engineering (0.2%)
Balfour Beatty PLC	602	3,071
Costain Group PLC	20,899	8,699
Galliford Try PLC	2,126	1,694
Keller Group PLC	3,515	32,165
Kier Group PLC	4,157	63,157
Severfield-Rowen PLC	3,845	12,261
WSP Group PLC	1,957	7,108
		128,155
Construction Materials (0.0%)
Marshalls PLC	11,122	15,722
Consumer Finance (0.0%)
Provident Financial PLC	246	3,219
Containers & Packaging (0.0%)
DS Smith PLC	13,955	15,320

See Accompanying Notes to Financial Statements.
34

Credit Suisse Trust — International Equity Flex III Portfolio
Schedule of Investments (continued)
June 30, 2009 (unaudited)

	Number of Shares	Value
COMMON STOCKS
United Kingdom
Diversified Telecommunication Services (0.2%)
BT Group PLC	52,676	$88,347
Cable & Wireless PLC	16,830	36,978
Kcom Group PLC	16,813	7,129
		132,454
Electric Utilities (0.0%)
Scottish & Southern Energy PLC§	1,460	27,496
Electronic Equipment, Instruments & Components (0.0%)
Electrocomponents PLC	1,181	2,746
Energy Equipment & Services (0.0%)
AMEC PLC	2,202	23,752
Food & Staples Retailing (0.7%)
J Sainsbury PLC	7,593	39,251
Majestic Wine PLC	456	1,413
Tesco PLC	53,322	311,705
WM Morrison Supermarkets PLC	16,642	65,066
		417,435
Food Products (0.6%)
Cadbury PLC	9,091	77,785
Dairy Crest Group PLC	5,834	30,905
Greggs PLC	4,081	25,130
Northern Foods PLC	4,390	3,770
Robert Wiseman Dairies PLC	1,213	7,554
Tate & Lyle PLC	3,008	15,814
Unilever PLC	8,936	210,225
		371,183
Health Care Equipment & Supplies (0.1%)
Smith & Nephew PLC	4,195	31,175
Hotels, Restaurants & Leisure (0.4%)
Carnival PLC	190	5,065
Compass Group PLC	12,778	72,200
Enterprise Inns PLC	796	1,640
Greene King PLC	4,912	31,346
Holidaybreak PLC	511	2,363
Intercontinental Hotels Group PLC	1,695	17,466
J.D. Wetherspoon PLC	1,528	9,787
Ladbrokes PLC	4,048	12,279
Marston's PLC	1,809	3,544
Restaurant Group PLC	2,007	4,729
Thomas Cook Group PLC	2,745	9,311
Whitbread PLC	1,177	15,892
William Hill PLC	19,729	63,959
		249,581

See Accompanying Notes to Financial Statements.
35

Credit Suisse Trust — International Equity Flex III Portfolio
Schedule of Investments (continued)
June 30, 2009 (unaudited)

	Number of Shares	Value
COMMON STOCKS
United Kingdom
Household Durables (0.0%)
Aga Rangemaster Group PLC	1,315	$1,998
Barratt Developments PLC*	1,384	3,369
Berkeley Group Holdings PLC*	614	8,148
Taylor Wimpey PLC*	13,941	7,701
		21,216
Household Products (0.3%)
Reckitt Benckiser Group PLC§	4,165	190,398
Independent Power Producers & Energy Traders (0.1%)
Drax Group PLC	2,321	16,818
International Power PLC	10,272	40,387
		57,205
Industrial Conglomerates (0.1%)
Smiths Group PLC	2,644	30,624
Tomkins PLC	5,767	14,081
		44,705
Insurance (0.9%)
Admiral Group PLC	1,485	21,316
Aviva PLC§	17,491	98,580
Brit Insurance Holdings PLC	7,950	24,765
Chesnara PLC	1,947	4,690
Friends Provident Group PLC	16,026	17,348
Legal & General Group PLC	53,057	49,677
Novae Group PLC	925	4,729
Old Mutual PLC	52,038	69,565
Prudential PLC	15,378	105,221
RSA Insurance Group PLC	36,745	73,036
Standard Life PLC	14,572	44,802
		513,729
Internet & Catalog Retail (0.1%)
Findel PLC	1,766	1,135
Home Retail Group PLC	6,001	25,786
N Brown Group PLC	1,240	4,394
		31,315
IT Services (0.0%)
Anite PLC	3,528	2,053
Machinery (0.1%)
IMI PLC	2,117	10,898
Invensys PLC	9,119	33,705
		44,603

See Accompanying Notes to Financial Statements.
36

Credit Suisse Trust — International Equity Flex III Portfolio
Schedule of Investments (continued)
June 30, 2009 (unaudited)

	Number of Shares	Value
COMMON STOCKS
United Kingdom
Media (0.2%)
British Sky Broadcasting Group PLC	7,388	$55,515
Daily Mail & General Trust PLC Class A	1,838	8,631
ITV PLC	13,480	7,803
Reed Elsevier PLC	1,029	7,695
Thomson Reuters PLC	1,172	33,554
WPP PLC	673	4,480
		117,678
Metals & Mining (2.0%)
Anglo American PLC	8,689	254,314
Antofagasta PLC	15,716	152,738
BHP Billiton PLC	14,716	332,011
Delta PLC	3,583	6,848
Eurasian Natural Resources Corp.	2,402	26,019
Fresnillo PLC	7	60
Kazakhmys PLC	1,208	12,611
Lonmin PLC	2,161	41,928
Rio Tinto PLC	6,455	223,770
Vedanta Resources PLC	838	17,858
Xstrata PLC*	12,080	131,420
		1,199,577
Multi-Utilities (1.4%)
Centrica PLC	20,138	74,122
National Grid PLC	82,469	744,923
United Utilities Group PLC	4,633	38,029
		857,074
Multiline Retail (0.4%)
Debenhams PLC	12,690	16,983
Marks & Spencer Group PLC	16,297	82,262
Next PLC	5,512	133,681
		232,926
Oil, Gas & Consumable Fuels (4.3%)
Anglo Pacific Group PLC	2,378	5,643
BG Group PLC	22,719	382,965
BP PLC	128,633	1,017,453
Melrose Resources PLC	223	956
Royal Dutch Shell PLC A Shares	23,981	602,150
Royal Dutch Shell PLC B Shares	23,119	582,614
		2,591,781
Paper & Forest Products (0.0%)
Mondi PLC	26	89

See Accompanying Notes to Financial Statements.
37

Credit Suisse Trust — International Equity Flex III Portfolio
Schedule of Investments (continued)
June 30, 2009 (unaudited)

	Number of Shares	Value
COMMON STOCKS
United Kingdom
Pharmaceuticals (2.1%)
AstraZeneca PLC§	9,994	$441,102
GlaxoSmithKline PLC	36,592	646,984
Shire PLC	14,798	204,445
		1,292,531
Professional Services (0.3%)
Experian PLC	16,221	121,768
Hays PLC	6,137	8,685
ITE Group PLC	704	1,169
Robert Walters PLC	1	2
Sthree PLC	6,331	18,917
The Capita Group PLC	4,209	49,677
		200,218
Real Estate Investment Trusts (0.4%)
British Land Co. PLC	13,833	87,192
Brixton PLC	2,115	1,403
Hammerson PLC	4,149	21,060
Land Securities Group PLC	8,928	69,499
Liberty International PLC	4,705	30,875
Segro PLC	20,529	8,217
Workspace Group PLC	20,313	4,689
		222,935
Real Estate Management & Development (0.0%)
Quintain Estates & Development PLC	1,798	1,489
Road & Rail (0.1%)
Firstgroup PLC	3,028	17,898
Go-Ahead Group PLC	727	14,316
Stagecoach Group PLC	1,221	2,556
		34,770
Software (0.2%)
Autonomy Corp. PLC*	1,388	32,921
Fidessa Group PLC	2,477	44,363
Misys PLC	2,947	8,400
The Sage Group PLC	8,956	26,340
		112,024
Specialty Retail (0.3%)
Carphone Warehouse Group PLC§	8,479	22,114
Galiform PLC*	3,763	2,190
Halfords Group PLC	5,378	27,603
Kesa Electricals PLC	11,535	21,150
Kingfisher PLC	21,633	63,532
Sports Direct International PLC	5,335	7,213
Topps Tiles PLC*	5,360	6,539
		150,341

See Accompanying Notes to Financial Statements.
38

Credit Suisse Trust — International Equity Flex III Portfolio
Schedule of Investments (continued)
June 30, 2009 (unaudited)

	Number of Shares	Value
COMMON STOCKS
United Kingdom
Textiles, Apparel & Luxury Goods (0.0%)
Burberry Group PLC	2,790	$19,463
Thrifts & Mortgage Finance (0.0%)
Paragon Group of Cos. PLC	8,638	10,811
Tobacco (0.3%)
British American Tobacco PLC	7,055	194,943
Trading Companies & Distributors (0.1%)
Ashtead Group PLC	7,558	7,088
BSS Group PLC	2,914	12,337
Bunzl PLC	1,116	9,264
Lavendon Group PLC	679	1,398
Speedy Hire PLC§	2,375	1,106
Wolseley PLC*	10	191
		31,384
Water Utilities (0.1%)
Severn Trent PLC	1,623	29,297
Wireless Telecommunication Services (1.1%)
Vodafone Group PLC	347,497	676,539
TOTAL UNITED KINGDOM		13,148,758
TOTAL COMMON STOCKS (Cost $57,228,240)		59,505,988
PREFERRED STOCKS (0.4%)
Germany (0.4%)
Automobiles (0.1%)
Porsche Automobil Holding SE	1,030	69,320
Chemicals (0.2%)
Fuchs Petrolub AG	1,782	96,815
Household Products (0.1%)
Henkel AG & Co. KGaA	1,148	35,846
Media (0.0%)
ProSiebenSat.1 Media AG	824	4,549
TOTAL PREFERRED STOCKS (Cost $206,380)		206,530
RIGHTS (0.0%)
France (0.0%)
Food & Staples Retailing (0.0%)
Casino Guichard Perrachon SA, expires 07/10/09*	7	27
TOTAL FRANCE		27
Italy (0.0%)
Commercial Banks (0.0%)
Unione di Banche Italiane SCPA, expires 07/03/09*	20	1
TOTAL ITALY		1

See Accompanying Notes to Financial Statements.
39

Credit Suisse Trust — International Equity Flex III Portfolio
Schedule of Investments (continued)
June 30, 2009 (unaudited)

	Number of Shares	Value
RIGHTS
Norway (0.0%)
Electrical Equipment (0.0%)
Renewable Energy Corp. AS, strike price 26.5 NOK, expires 07/13/09*	2	$7
TOTAL NORWAY		7
United Kingdom (0.0%)
Trading Companies & Distributors (0.0%)
Speedy Hire PLC, strike price 0.23 GBP, expires 07/09/09*	21,375	1,778
TOTAL UNITED KINGDOM		1,778
TOTAL RIGHTS (Cost $3,767)		1,813
WARRANTS (0.0%)
Italy (0.0%)
Commercial Banks (0.0%)
Unione di Banche Italiane SCPA, strike price 12.30 EUR, expires 06/30/11* (Cost $0)	1,473	0
SHORT-TERM INVESTMENTS (30.2%)
State Street Navigator Prime Portfolio§§	18,112,081	18,112,081
	Par (000)
State Street Bank and Trust Co. Euro Time Deposit, 0.010%, 07/01/09	$135	135,000
TOTAL SHORT-TERM INVESTMENTS (Cost $18,247,081)		18,247,081
TOTAL INVESTMENTS AT VALUE (129.2%) (Cost $75,685,468)		77,961,412
LIABILITIES IN EXCESS OF OTHER ASSETS (-29.2%)		(17,612,985)
NET ASSETS (100.0%)		$60,348,427

*  Non-income producing security.

§  Security or portion thereof is out on loan.

§§  Represents security purchased with cash collateral received for securities on loan.

See Accompanying Notes to Financial Statements.
40

Credit Suisse Trust — International Equity Flex III Portfolio
Statement of Assets and Liabilities
June 30, 2009 (unaudited)

Assets
Investments at value, including collateral for securities on loan of $18,112,081 (Cost $75,685,468) (Note 2)	$77,961,412[1]
Cash	657
Foreign currency at value (cost $384,297)	383,280
Dividend and interest receivable	218,361
Receivable for portfolio shares sold	36,539
Prepaid expenses and other assets	17,554
Total Assets	78,617,803
Liabilities
Advisory fee payable (Note 3)	17,701
Administrative services fee payable (Note 3)	13,580
Payable upon return of securities loaned (Note 2)	18,112,081
Payable for portfolio shares redeemed	73,935
Trustees' fee payable	4,500
Other accrued expenses payable	47,579
Total Liabilities	18,269,376
Net Assets
Capital stock, $.001 par value (Note 6)	11,768
Paid-in capital (Note 6)	62,420,719
Undistributed net investment income	1,494,936
Accumulated net realized loss on investments and foreign currency transactions	(5,853,187)
Net unrealized appreciation from investments and foreign currency translations	2,274,191
Net Assets	$60,348,427
Shares outstanding	11,768,476
Net asset value, offering price and redemption price per share	$5.13

1  Including $17,309,415 of securities on loan.

See Accompanying Notes to Financial Statements.
41

Credit Suisse Trust — International Equity Flex III Portfolio
Statement of Operations
For the Six Months Ended June 30, 2009 (unaudited)

Investment Income (Note 2)
Dividends	$891,251
Interest	515
Securities lending	35,609
Foreign taxes withheld	(90,202)
Total investment income	837,173
Expenses
Investment advisory fees (Note 3)	167,007
Administrative services fees (Note 3)	45,656
Custodian fees	40,749
Printing fees (Note 3)	20,084
Audit and tax fees	16,087
Legal fees	7,744
Trustees' fees	6,003
Insurance expense	1,958
Transfer agent fees	952
Commitment fees (Note 4)	107
Interest expense (Note 4)	16
Miscellaneous expense	4,524
Total expenses	310,887
Less: fees waived (Note 3)	(104,387)
Net expenses	206,500
Net investment income	630,673
Net Realized and Unrealized Gain (Loss) from Investments and Foreign Currency Related Items
Net realized loss from investments (net of India Capital Gain Tax $2,697)	(1,573,348)
Net realized loss from foreign currency transactions	(137,905)
Net change in unrealized appreciation (depreciation) from investments	13,325,694
Net change in unrealized appreciation (depreciation) from foreign currency translations	14,205
Net realized and unrealized gain from investments and foreign currency related items	11,628,646
Net increase in net assets resulting from operations	$12,259,319

See Accompanying Notes to Financial Statements.
42

Credit Suisse Trust — International Equity Flex III Portfolio
Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2009 (unaudited)	For the Year Ended December 31, 2008
From Operations
Net investment income	$630,673	$1,626,209
Net realized loss from investments and foreign currency transactions	(1,711,253)	(3,742,764)
Net increase from payments by affiliates on the disposal of investments in violation of restrictions (Note 3)	—	116,350
Net change in unrealized appreciation (depreciation) from investments and foreign currency translations	13,339,899	(82,391,650)
Net increase (decrease) in net assets resulting from operations	12,259,319	(84,391,855)
From Dividends and Distributions
Dividends from net investment income	—	(2,085,510)
Distributions from net realized gains	—	(57,210,032)
Net decrease in net assets resulting from dividends and distributions	—	(59,295,542)
From Capital Share Transactions (Note 6)
Proceeds from sale of shares	6,973,232	17,676,067
Reinvestment of dividends and distributions	—	59,295,542
Net asset value of shares redeemed	(12,128,761)	(59,856,229)
Net increase (decrease) in net assets from capital share transactions	(5,155,529)	17,115,380
Net increase (decrease) in net assets	7,103,790	(126,572,017)
Net Assets
Beginning of period	53,244,637	179,816,654
End of period	$60,348,427	$53,244,637
Undistributed net investment income	$1,494,936	$864,263

See Accompanying Notes to Financial Statements.
43

Credit Suisse Trust — International Equity Flex III Portfolio
Financial Highlights
(For a Share of the Portfolio Outstanding Throughout Each Period)

	For the Six Months Ended June 30, 2009	For the Year Ended December 31,
	(unaudited)	2008	2007	2006	2005	2004
Per share data
Net asset value, beginning of period	$4.08	$23.58	$21.85	$16.82	$13.25	$10.63
INVESTMENT OPERATIONS
Net investment income	0.06	0.25	0.37	0.21	0.14	0.12
Net gain (loss) on investments and foreign currency related items (both realized and unrealized)	0.99	(10.11)[1]	5.58	5.19	3.53	2.53
Total from investment operations	1.05	(9.86)	5.95	5.40	3.67	2.65
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	—	(0.34)	(0.37)	(0.11)	(0.10)	(0.03)
Distributions from net realized gains	—	(9.30)	(3.85)	(0.26)	—	—
Total dividends and distributions	—	(9.64)	(4.22)	(0.37)	(0.10)	(0.03)
Net asset value, end of period	$5.13	$4.08	$23.58	$21.85	$16.82	$13.25
Total return[2]	25.74%	(54.80)%	29.44%	32.51%	27.84%	25.02%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$60,348	$53,245	$179,817	$242,319	$186,190	$115,224
Ratio of expenses to average net assets	0.78%[3]	1.04%	1.30%	1.36%	1.40%	1.40%
Ratio of net investment income to average net assets	2.40%[3]	1.40%	0.94%	1.11%	1.11%	1.21%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.40%[3]	0.25%	0.15%	0.23%	0.25%	0.29%
Portfolio turnover rate	144%	61%	62%	80%	77%	121%

1  The investment adviser fully reimbursed the Portfolio for a loss on a transaction not meeting the Portfolio's investment guidelines, which otherwise would have reduced the amount by $0.01 (Note 3).

2  Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns do not reflect charges and expenses attributable to any particular variable contract or plan. Total returns for periods less than one year are not annualized.

3  Annualized.

See Accompanying Notes to Financial Statements.
44

Credit Suisse Trust — International Equity Flex III Portfolio
Notes to Financial Statements
June 30, 2009 (unaudited)

Note 1. Organization

Credit Suisse Trust (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"), and currently offers eight managed investment portfolios of which one, the International Equity Flex III Portfolio (the "Portfolio"), is included in this report. The Portfolio is a diversified investment fund that seeks capital appreciation. Shares of the Portfolio are not available directly to individual investors but may be offered only through (a) variable annuity contracts and variable life insurance contracts offered by separate accounts of certain insurance companies and (b) tax-qualified pension and retirement plans. The Portfolio may not be available in connection with a particular contract or plan. The Trust was organized under the laws of the Commonwealth of Massachusetts as a business trust on March 15, 1995. Effective May 1, 2009, the name of the Portfolio was changed from Emerging Markets Portfolio.

Note 2. Significant Accounting Policies

A) SECURITY VALUATION — The net asset value of the Portfolio is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the "Valuation Time"). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Portfolio's Valuation Time but after the close of the securities' primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures

45

Credit Suisse Trust — International Equity Flex III Portfolio
Notes to Financial Statements (continued)
June 30, 2009 (unaudited)

Note 2. Significant Accounting Policies

established by the Board of Trustees. The Portfolio may utilize a service provided by an independent third party which has been approved by the Board of Trustees to fair value certain securities. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities.

The Portfolio adopted Financial Accounting Standards Board ("FASB") Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•  Level 1 – quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

46

Credit Suisse Trust — International Equity Flex III Portfolio
Notes to Financial Statements (continued)
June 30, 2009 (unaudited)

Note 2. Significant Accounting Policies

The following is a summary of the inputs used as of June 30, 2009 in valuing the Portfolio's investments carried at value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Equities
Asia	$2,913,735	$—	$—	$2,913,735
Australia	663,062			663,062
Austria	—	270,084	—	270,084
Belgium	—	739,631	—	739,631
Bermuda	—	739	—	739
Cyprus	—	144,961	—	144,961
Denmark	—	413,417	—	413,417
Finland	—	912,546	—	912,546
France	27	5,677,091	—	5,677,118
Germany	13,255	5,341,275	—	5,354,530
Greece	—	321,356	—	321,356
Hong Kong	697,690	—	—	697,690
Ireland	—	19,079	—	19,079
Italy	1	1,827,828	—	1,827,829
Japan	—	14,388,630	—	14,388,630
Luxembourg	—	303,909	—	303,909
Netherlands	—	1,382,344	—	1,382,344
Norway	7	372,415	—	372,422
Portugal	—	171,777	—	171,777
Russia	5,866	—	—	5,866
Singapore	1,771,357	—	—	1,771,357
Spain	1,921	2,739,986	—	2,741,907
Sweden	—	1,428,774	—	1,428,774
Switzerland	—	4,041,032	—	4,041,032
United Kingdom	225,548	12,924,988	—	13,150,536
Short-Term Investments	18,112,081	135,000	—	18,247,081
Liabilities in Securities Sold Short
Equities	—	—	—	—
Other Financial Instruments*	—	—	—	—
	$24,404,550	$53,556,862	$—	$77,961,412

*Other financial instruments include futures, forwards and swap contracts.

B) DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES — In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities ("FAS 161"), an amendment of FASB Statement No. 133. FAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about how and why a fund uses derivative instruments, how these affect a fund's financial position and results of operations. The Portfolio has not entered into any derivative or hedging activities during the period covered by this report.

47

Credit Suisse Trust — International Equity Flex III Portfolio
Notes to Financial Statements (continued)
June 30, 2009 (unaudited)

Note 2. Significant Accounting Policies

C) FOREIGN CURRENCY TRANSACTIONS — The books and records of the Portfolio are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rate at the end of the period. Translation gains or losses resulting from changes in the exchange rate during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the results of operations for the current period. The Portfolio does not isolate that portion of realized gains and losses on investments in equity securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of equity securities. The Portfolio isolates that portion of realized gains and losses on investments in debt securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of debt securities.

D) SECURITY TRANSACTIONS AND INVESTMENT INCOME — Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

E) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income and distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America ("GAAP").

F) FEDERAL INCOME TAXES — No provision is made for federal taxes as it is the Portfolio's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and to make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

During June 2006, the FASB issued Interpretation 48 ("FIN 48" or the "Interpretation"), Accounting for Uncertainty in Income Taxes — an interpretation of FASB statement 109. The Portfolio has reviewed its current tax positions and has determined that no provision for income tax is required in the Portfolio's

48

Credit Suisse Trust — International Equity Flex III Portfolio
Notes to Financial Statements (continued)
June 30, 2009 (unaudited)

Note 2. Significant Accounting Policies

financial statements. The Portfolio's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G) USE OF ESTIMATES — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

H) SHORT-TERM INVESTMENTS — The Portfolio, together with other funds/portfolios advised by Credit Suisse Asset Management, LLC ("Credit Suisse"), an indirect, wholly-owned subsidiary of Credit Suisse Group AG, pools available cash into a short-term variable rate time deposit issued by State Street Bank and Trust Company ("SSB"), the Portfolio's custodian. The short-term time deposit issued by SSB is a variable rate account classified as a short-term investment.

I) FORWARD FOREIGN CURRENCY CONTRACTS — The Portfolio may enter into forward foreign currency contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency. The Portfolio will enter into forward foreign currency contracts primarily for hedging purposes. Forward foreign currency contracts are adjusted by the daily forward exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date or an offsetting position is entered into. At June 30, 2009, the Portfolio had no open forward foreign currency contracts.

J) SHORT SALES — The Portfolio may enter into short sales transactions. Short sales expose the Portfolio to the risk that it will be required to cover its short position at a time when the securities have appreciated in value, thus resulting in a loss to the Portfolio. The Portfolio's loss on a short sale could theoretically be unlimited in a case where the Portfolio is unable, for whatever reason, to close out its short position. Short sales also involve transaction and other costs that will reduce potential gains and increase potential portfolio losses. The use by the Portfolio of short sales in combination with long positions in its portfolio in an attempt to improve performance may not be successful and may result in greater losses or lower positive returns than if the Portfolio held only long positions. It is possible that the Portfolio's long equity positions will

49

Credit Suisse Trust — International Equity Flex III Portfolio
Notes to Financial Statements (continued)
June 30, 2009 (unaudited)

Note 2. Significant Accounting Policies

decline in value at the same time that the value of the securities it has sold short increases, thereby increasing potential losses to the Portfolio. In addition, the Portfolio's short selling strategies may limit its ability to fully benefit from increases in the equity markets. Short selling also involves a form of financial leverage that may exaggerate any losses realized by the Portfolio. Also, there is the risk that the counterparty to a short sale may fail to honor its contractual terms, causing a loss to the Portfolio.

K) SECURITIES LENDING — Loans of securities are required at all times to be secured by collateral at least equal to 102% of the market value of domestic securities on loan (including any accrued interest thereon) and 105% of the market value of foreign securities on loan (including any accrued interest thereon). Cash collateral received by the Portfolio in connection with securities lending activity may be pooled together with cash collateral for other funds/portfolios advised by Credit Suisse and may be invested in a variety of investments, including funds advised by SSB, the Portfolio's securities lending agent, or money market instruments. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

SSB has been engaged by the Portfolio to act as the Portfolio's securities lending agent. The Portfolio's securities lending arrangement provides that the Portfolio and SSB will share the net income earned from securities lending activities. During the six months ended June 30, 2009, total earnings from the Portfolio's investment in cash collateral received in connection with securities lending arrangements was $47,794, of which $1,614 was rebated to borrowers (brokers). The Portfolio retained $35,609 in income from the cash collateral investment, and SSB, as lending agent, was paid $10,571. Securities lending income is accrued as earned.

L) OTHER — The Portfolio may invest in securities of foreign countries and governments which involve certain risks in addition to those inherent in domestic investments. Such risks generally include, among others, currency risk (fluctuations in currency exchange rates), information risk (key information may be inaccurate or unavailable) and political risk (expropriation, nationalization or the imposition of capital or currency controls or punitive taxes). Other risks of investing in foreign securities include liquidity and valuation risks.

The Portfolio's investments in securities of issuers located in less developed countries considered to be "emerging markets" involve risks in addition to

50

Credit Suisse Trust — International Equity Flex III Portfolio
Notes to Financial Statements (continued)
June 30, 2009 (unaudited)

Note 2. Significant Accounting Policies

those generally applicable to foreign securities. Focusing on emerging (less developed) markets involves higher levels of risk, including increased currency, information, liquidity, market, political and valuation risks. Deficiencies in regulatory oversight, market infrastructure, shareholder protections and company laws could expose the Portfolio to operational and other risks as well. Some countries may have restrictions that could limit the Portfolio's access to attractive investment opportunities. Additionally, emerging markets often face serious economic problems (such as high external debt, inflation and unemployment) that could subject the Portfolio to increased volatility or substantial declines in value.

The Portfolio may be subject to taxes imposed by countries in which it invests with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Portfolio accrues such taxes when the related income is earned or gains are realized.

Note 3. Transactions with Affiliates and Related Parties

Credit Suisse serves as investment adviser for the Portfolio. Effective October 1, 2006, the Portfolio pays Credit Suisse for its advisory services a fee that consists of two components: (1) a monthly base management fee calculated by applying a fixed rate of 1.20% ("Base Fee"), plus or minus (2) a performance-fee adjustment ("Performance Adjustment") calculated by applying a variable rate of up to 0.20% (positive or negative) to the Portfolio's average daily net assets during the applicable performance measurement period. The performance measurement period will generally be 36 months. During the period from October 1, 2006 through September 30, 2007, only the Base Fee applied to the Portfolio. The fee adjustment went into effect on October 1, 2007. After 12 months have passed, the measurement period will be equal to the number of months that have elapsed since October 1, 2006 until 36 months has passed, after which the measurement period will become 36 months. The Base Fee and Performance Adjustment are calculated and accrued daily. The investment advisory fee is paid monthly in arrears. No Performance Adjustment will be applied unless the difference between the Portfolio's investment performance and the investment record of the MSCI Emerging Markets Free Index, the Portfolio's benchmark index (the "Index"), is 1.00% or greater (plus or minus) during the applicable performance measurement period. For purposes of computing the Base Fee and the Performance Adjustment, net assets will be averaged over different periods (average daily

51

Credit Suisse Trust — International Equity Flex III Portfolio
Notes to Financial Statements (continued)
June 30, 2009 (unaudited)

Note 3. Transactions with Affiliates and Related Parties

net assets during the relevant month for the Base Fee, versus average daily net assets during the performance measurement period for the Performance Adjustment). The investment performance of the Portfolio for the performance measurement period is used to calculate the Portfolio's Performance Adjustment. After Credit Suisse determines whether the Portfolio's performance was above or below the Index by comparing the investment performance of the Portfolio against the investment record of the Index, Credit Suisse will apply the Performance Adjustment (positive or negative) across the Portfolio.

The following table shows the structure of the Performance Adjustment. No Performance Adjustment will be applied unless the difference between the Portfolio's investment performance and the investment record of the Index is 1.00% or greater (plus or minus) during the applicable performance measurement period.

	Annualized Return (Net of Expenses) Relative to Index	Performance Adjustment
	Over 2.00%	+0.20%
	1.00% to 2.00%	+0.10%
Base Fee plus/minus	0.00% to 1.00%	None
	0.00% to -1.00%	None
	-1.00% to -2.00%	-0.10%
	Over -2.00%	-0.20%

For the six months ended June 30, 2009, investment advisory fees earned and voluntarily waived were $315,949 and $104,387, respectively, less a performance fee adjustment of $148,942. Fee waivers and expense reimbursements are voluntary and may be discontinued by Credit Suisse at any time.

At a special meeting of shareholders held on July 24, 2009, shareholders approved a new advisory agreement with Credit Suisse whereby Credit Suisse will be paid an annualized fee of 1.00% without any performance adjustment effective July 27, 2009.

Credit Suisse Asset Management Limited ("Credit Suisse U.K."), an affiliate of Credit Suisse, served as sub-investment adviser to the Portfolio. Credit Suisse U.K.'s sub-investment advisory fees were paid by Credit Suisse out of Credit Suisse's net investment advisory fee and were not paid by the Portfolio. Effective May 1, 2009, Credit Suisse U.K. no longer serves as sub-investment adviser to the Portfolio.

Credit Suisse reimbursed the Portfolio for a $116,350 loss incurred on a transaction in September 2008 not meeting the Portfolio's investment

52

Credit Suisse Trust — International Equity Flex III Portfolio
Notes to Financial Statements (continued)
June 30, 2009 (unaudited)

Note 3. Transactions with Affiliates and Related Parties

guidelines. The reimbursement was recorded as a receivable as of December 31, 2008 and Credit Suisse subsequently made the payment in January 2009.

Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of Credit Suisse, and SSB serve as co-administrators to the Portfolio. For its co-administrative services, CSAMSI currently receives a fee calculated at an annual rate of 0.09% of the Portfolio's average daily net assets. For the six months ended June 30, 2009, co-administrative services fees earned by CSAMSI were $23,696.

For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, calculated in total for all the Credit Suisse funds/portfolios co-administered by SSB and allocated based upon the relative average net assets of each fund/portfolio, subject to an annual minimum fee. For the six months ended June 30, 2009, co-administrative services fees earned by SSB (including out-of-pocket expenses) were $21,960.

In addition to serving as the Portfolio's co-administrator, CSAMSI currently serves as distributor of the Portfolio's shares without compensation.

Merrill Corporation ("Merrill"), an affiliate of Credit Suisse, has been engaged by the Portfolio to provide certain financial printing and fulfillment services. For the six months ended June 30, 2009, Merrill was paid $5,924 for its services by the Portfolio.

Note 4. Line of Credit

The Portfolio, together with other funds/portfolios advised by Credit Suisse (collectively, the "Participating Funds"), participates in a $50 million committed, unsecured line of credit facility ("Credit Facility") for temporary or emergency purposes with SSB. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at either the Overnight Federal Funds rate or the Overnight LIBOR rate plus a spread. At June 30, 2009, the Portfolio had no loans outstanding under the Credit Facility. During the six months ended June 30, 2009, the Portfolio had borrowings under the Credit Facility as follows:

Average Daily Loan Balance	Weighted Average Interest Rate %	Maximum Daily Loan Outstanding
$237,333	0.580%	$641,000

53

Credit Suisse Trust — International Equity Flex III Portfolio
Notes to Financial Statements (continued)
June 30, 2009 (unaudited)

Note 5. Purchases and Sales of Securities

For the six months ended June 30, 2009, purchases and sales of investment securities (excluding short-term investments) were $74,710,054 and $79,159,556, respectively.

At June 30, 2009, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $75,685,468, $3,209,209, $(933,265) and $2,275,944, respectively.

Note 6. Capital Share Transactions

The Trust is authorized to issue an unlimited number of full and fractional shares of beneficial interest, $.001 par value per share. Transactions in capital shares of the Portfolio were as follows:

	For the Six Months Ended June 30, 2009 (unaudited)	For the Year Ended December 31, 2008
Shares sold	1,606,925	1,008,819
Shares issued in reinvestment of dividends and distributions	—	9,915,642
Shares redeemed	(2,899,434)	(5,490,383)
Net increase (decrease)	(1,292,509)	5,434,078

On June 30, 2009, the number of shareholders that held 5% or more of the outstanding shares of the Portfolio was as follows:

Number of Shareholders	Approximate Percentage of Outstanding Shares
3	92%

Some of the shareholders are omnibus accounts, which hold shares on behalf of individual shareholders.

Note 7. Contingencies

In the normal course of business, the Portfolio may provide general indemnifications pursuant to certain contracts and organizational documents. The Portfolio's maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

54

Credit Suisse Trust — International Equity Flex III Portfolio
Notes to Financial Statements (continued)
June 30, 2009 (unaudited)

Note 8. Subsequent Events

In accordance with the provisions set forth in FASB Statement of Financial Accounting Standards No. 165 "Subsequent Events", adopted by the Portfolio as of June 30, 2009, management has evaluated the possibility of subsequent events existing in the Portfolio's financial statements through August 24, 2009.

On August 18, 2009, the Board of Trustees of Credit Suisse Trust (the "Trust"), on behalf of its series, the International Equity Flex I Portfolio and the International Equity Flex II Portfolio (together, the "Acquired Portfolios" and each, an "Acquired Portfolio"), approved the proposed reorganization of each Acquired Portfolio (each, a "Reorganization") whereby all of the assets and liabilities of the Acquired Portfolio would be transferred to the International Equity Flex III Portfolio (the "Acquiring Portfolio"), also a series of the Trust, in exchange for shares of beneficial interest of the Acquiring Portfolio. Each Acquired Portfolio would then be liquidated and shares of beneficial interest of the Acquiring Portfolio would be distributed to the shareholders of the Acquired Portfolio.

Each Reorganization is subject to the completion of certain conditions, including the approval of the relevant Acquired Portfolio's shareholders. Approval of one Reorganization will not be contingent on the approval of the other Reorganization. Proxy materials describing each proposed Reorganization will be mailed to shareholders of each of the Acquired Portfolios in anticipation of a special meeting of shareholders to be held at a later date.

55

Credit Suisse Trust — International Equity Flex III Portfolio
Notice of Privacy and Information Practices (unaudited)

At Credit Suisse, we know that you are concerned with how we protect and handle nonpublic personal information that identifies you. This notice is designed to help you understand what nonpublic personal information we collect from you and from other sources, and how we use that information in connection with your investments and investment choices that may be available to you. Except where otherwise noted, this notice is applicable only to consumers who are current or former investors, meaning individual persons whose investments are primarily for household, family or personal use ("individual investors"). Specified sections of this notice, however, also apply to other types of investors (called "institutional investors"). Where the notice applies to institutional investors, the notice expressly states so. This notice is being provided by Credit Suisse Funds, Credit Suisse Institutional Funds, and Credit Suisse Closed-End Funds. This notice applies solely to U.S. registered investment companies advised by Credit Suisse Asset Management, LLC.

Categories of information we may collect:

We may collect information about you, including nonpublic personal information, such as

•  Information we receive from you on applications, forms, agreements, questionnaires, Credit Suisse websites and other websites that are part of our investment program, or in the course of establishing or maintaining a customer relationship, such as your name, address, e-mail address, Social Security number, assets, income, financial situation; and

•  Information we obtain from your transactions and experiences with us, our affiliates, or others, such as your account balances or other investment information assets purchased and sold, and other parties to a transaction, where applicable.

Categories of information we disclose and parties to whom we disclose it:

•  We do not disclose nonpublic personal information about our individual investors, except as permitted or required by law or regulation. Whether you are an individual investor or institutional investor, we may share the information described above with our affiliates that perform services on our behalf, and with our asset management and private banking affiliates; as well as with unaffiliated third parties that perform services on our behalf, such as our accountants, auditors, attorneys, broker-dealers, fund administrators, and other service providers.

56

Credit Suisse Trust — International Equity Flex III Portfolio
Notice of Privacy and Information Practices (unaudited) (continued)

•  We want our investors to be informed about additional products or services. Whether you are an individual investor or an institutional investor, we may disclose information, including nonpublic personal information, regarding our transactions and experiences with you to our affiliates.

•  In addition, whether you are an individual investor or an institutional investor, we reserve the right to disclose information, including nonpublic personal information, about you to any person or entity, including without limitation any governmental agency, regulatory authority or self-regulatory organization having jurisdiction over us or our affiliates, if (i) we determine in our discretion that such disclosure is necessary or advisable pursuant to or in connection with any United States federal, state or local, or non-U.S., court order (or other legal process), law, rule, regulation, or executive order or policy, including without limitation any anti-money laundering law or the USA PATRIOT Act of 2001; and (ii) such disclosure is not otherwise prohibited by law, rule, regulation, or executive order or policy.

Confidentiality and security

•  To protect nonpublic personal information about individual investors, we restrict access to those employees and agents who need to know that information to provide products or services to us and to our investors. We maintain physical, electronic, and procedural safeguards to protect nonpublic personal information.

Other Disclosures

This notice is not intended to be incorporated in any offering materials, but is a statement of our current Notice of Privacy and Information Practices and may be amended from time to time. This notice is current as of May 12, 2009.

57

Credit Suisse Trust — International Equity Flex III Portfolio
Proxy Voting and Portfolio Holdings Information (unaudited)

Information regarding how the Portfolio voted proxies related to its portfolio securities during the 12 month period ended June 30 of each year, as well as the policies and procedures that the Portfolio uses to determine how to vote proxies relating to its portfolio securities are available:

•  By calling 1-800-222-8977

•  On the Portfolio's website, www.credit-suisse.com/us

•  On the website of the Securities and Exchange Commission, www.sec.gov.

The Portfolio files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Portfolio's Forms N-Q are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-202-551-8090.

58

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P.O. BOX 55030, BOSTON, MA 02205-5030

800-222-8977 ■ www.credit-suisse.com/us

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.  TREMK-SAR-0609

CREDIT SUISSE FUNDS

Semiannual Report

June 30, 2009
(unaudited)

CREDIT SUISSE TRUST
■  U.S. EQUITY FLEX I PORTFOLIO

Credit Suisse Trust (the "Trust") shares are not available directly to individual investors, but may be offered only through certain insurance products and pension and retirement plans.

The Trust's investment objectives, risks, charges and expenses (which should be considered carefully before investing), and more complete information about the Trust, are provided in the Prospectus, which should be read carefully before investing. You may obtain additional copies by calling 800-222-8977 or by writing to Credit Suisse Trust, P.O. Box 55030, Boston, MA 02205-5030.

Credit Suisse Asset Management Securities, Inc., Distributor, is located at Eleven Madison Avenue, New York, NY 10010. The Trust is advised by Credit Suisse Asset Management, LLC.

The views of the Portfolio's management are as of the date of the letter and the Portfolio holdings described in this document are as of June 30, 2009; these views and Portfolio holdings may have changed subsequent to these dates. Nothing in this document is a recommendation to purchase or sell securities.

Portfolio shares are not deposits or other obligations of Credit Suisse Asset Management, LLC ("Credit Suisse") or any affiliate, are not FDIC-insured and are not guaranteed by Credit Suisse or any affiliate. Portfolio investments are subject to investment risks, including loss of your investment.

Credit Suisse Trust — U.S. Equity Flex I Portfolio
Semiannual Investment Adviser's Report
June 30, 2009 (unaudited)

July 24, 2009

Dear Shareholder:

On May 1, 2009, the Credit Suisse Trust — Small Cap Core Portfolio became the U.S. Equity Flex I Portfolio. Concurrently, the investment strategy changed to a "flexible 130/30" strategy whereby the Portfolio generally will hold (i) long positions, either directly or through derivatives, in an amount up to approximately 130% of its net assets and (ii) short positions, either directly or through derivatives, in an amount up to approximately 30% of its net assets. The Portfolio will continue to invest in equity securities of U.S. companies.

Under the new investment strategy, the Portfolio will seek to outperform the Russell 3000® Index (the "Benchmark"). The Benchmark is designed to measure the performance of the largest 3000 U.S. companies, representing approximately 98% of the investable U.S. equity market.

The Portfolio will continue to follow quantitative portfolio management techniques rather than a traditional fundamental equity research approach, and the Portfolio's portfolio manager will continue to select securities for the Portfolio using the same proprietary quantitative models that it previously employed. For more information regarding the new "flex" investment strategy, please see the Portfolio's prospectus.

For the six months ended June 30, 2009, the Credit Suisse Trust — U.S. Equity Flex I Portfolio (the "Portfolio") had a gain of 2.87%1, versus an increase of 4.20% for the Benchmark.1

Market Review: A period with mixed results

The semiannual period ended June 30, 2009, was a volatile one that ended with mixed results. For example, the S&P 500 Total Return Index increased by 0.20% in June, bringing its year-to-date performance to 3.16%. The Dow Jones Industrial Average, however, declined by 0.41% in June, bringing its year-to-date performance to -2.01%.

The labor market continued to weaken during the period. Non-farm payrolls fell by 467,000 jobs in June, and the household unemployment rate remained nearly unchanged at 9.5%. Nevertheless, three out of ten sectors within the S&P 500 posted positive year-to-date returns. Information technology, which gained 24.08%, was the best performing sector, while materials increased by 12.28%, and consumer discretionary increased by 7.52%. Industrials, on the other hand, was the worst performing sector year-to-date, down by 7.68%.

Credit Suisse Trust — U.S. Equity Flex I Portfolio
Semiannual Investment Adviser's Report (continued)
June 30, 2009 (unaudited)

Strategic Review and Outlook: Anticipating continued near-term volatility

On May 1, 2009, the Portfolio's investment strategy changed from a long-only strategy to a flex strategy, which allows long and short positions while maintaining an approximate 100% net long exposure. The term "flex" in the Portfolio's name refers to the ability of the Portfolio to vary from 100% to 130% in its long positions and from 0% to 30% in its short positions, based on market conditions. While the Portfolio intends to utilize short exposure, it may refrain completely under certain conditions.

The Portfolio continues to be managed by the Quantitative Equities Group within Credit Suisse Asset Management, LLC, which has managed funds with a flex-style strategy since January of 2007. The Quantitative Equities Group believes that removing the "long-only constraint" and instead utilizing a flex strategy should offer increased return potential for a given level of risk compared to a long-only strategy.

The complete transition of the strategy from a long-only fund to a flex fund took a few weeks due to the Portfolio gradually increasing its exposure to short positions. As of the end of June 30, 2009, the long/short ratio of the Fund was 119/19.

For the six-month period ended June 30, 2009, the Portfolio underperformed the Benchmark. The consumer discretionary and consumer staples sectors (due to stock selection and sector weighting), and the energy sector (due to stock selection) were the primary contributors to performance, while the financials sector was the leading detractor.

Although we expect the market to remain difficult in the near term, we are comfortable with our proactive, long-term investment process going forward.

Jordan Low
Portfolio Manager

Short sales expose the portfolio to the risk that it will be required to cover its short position at a time when the securities have appreciated in value, thus resulting in a loss to the portfolio. The portfolio's loss on a short sale could theoretically be unlimited in a case where the portfolio is unable to close out its short position.

Derivatives are subject to a number of risks such as correlation risk, liquidity risk, interest-rate risk, market risk and credit risk. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the portfolio will engage in these transactions to reduce exposure to other risks when that would be beneficial.

Credit Suisse Trust — U.S. Equity Flex I Portfolio
Semiannual Investment Adviser's Report (continued)
June 30, 2009 (unaudited)

The use of leverage subjects the portfolio to the risk of magnified capital losses that can occur when losses affect an asset base — enlarged by borrowings or the creation of liabilities — that exceeds the net assets of the portfolio. The net asset value of the portfolio when employing leverage will be more volatile and sensitive to market movements. Leverage may involve the creation of a liability that requires the portfolio to pay interest.

Investing in small to medium-sized companies may be more volatile and less liquid than investments in larger companies.

Special situations are unusual developments that affect a company's market value. Examples include mergers, acquisitions and reorganizations. Securities of special-situation companies may decline in value if the anticipated benefits of the special situation do not materialize.

In addition to historical information, this report contains forward-looking statements, which may concern, among other things, domestic and foreign market, industry and economic trends and developments and government regulation and their potential impact on the Portfolio's investments. These statements are subject to risks and uncertainties and actual trends, developments and regulations in the future, and their impact on the Portfolio could be materially different from those projected, anticipated or implied. The Portfolio has no obligation to update or revise forward-looking statements.

Credit Suisse Trust — U.S. Equity Flex I Portfolio
Semiannual Investment Adviser's Report (continued)
June 30, 2009 (unaudited)

Average Annual Returns as of June 30, 2009

1 Year	5 Years	10 Years	Since Inception	Inception Date
(27.32)%	(6.84)%	(2.09)%	2.34%	6/30/95

Returns represent past performance and include change in share price and reinvestment of dividends and capital gains. Past performance cannot guarantee future results. The current performance of the Portfolio may be lower or higher than the figures shown. Returns and share price will fluctuate, and redemption value may be more or less than original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. Performance includes the effect of deducting expenses, but does not include charges and expenses attributable to any particular variable contract or plan. Accordingly, the Prospectus of the sponsoring Participating Insurance Company separate account or plan documents or other informational materials supplied by plan sponsors should be carefully reviewed for information on relevant charges and expenses. Excluding these charges and expenses from quotations of performance has the effect of increasing the performance quoted, and the effect of these charges should be considered when comparing performance to that of other mutual funds. Performance information current to the most recent month-end is available at www.credit-suisse.com/us.

The annualized gross and net expense ratios are 1.37%.

1  The Russell 3000® Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represent approximately 98% of the investable U.S. equity market. It is an unmanaged index of common stocks that includes reinvestment of dividends and is compiled by Frank Russell Company. Effective May 1, 2009, the Russell 3000® Index replaced the Standard & Poor's SmallCap 600 Index as the benchmark-index for the Portfolio. The Standard & Poor's SmallCap 600 Index is an unmanaged market-weighted index of 600 U.S. stocks selected on the basis of market capitalization, liquidity and industry group representation and is a registered trademark of The McGraw-Hill Co., Inc. Investors cannot invest directly in an index.

Credit Suisse Trust — U.S. Equity Flex I Portfolio
Semiannual Investment Adviser's Report (continued)
June 30, 2009 (unaudited)

Information About Your Portfolio's Expenses

As an investor of the Portfolio, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Portfolio expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Portfolio and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six month period ended June 30, 2009.

The table illustrates your Portfolio's expenses in two ways:

• Actual Portfolio Return. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Portfolio using the Portfolio's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

• Hypothetical 5% Portfolio Return. This helps you to compare your Portfolio's ongoing expenses with those of other mutual funds using the Portfolio's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical portfolio return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

Credit Suisse Trust — U.S. Equity Flex I Portfolio
Semiannual Investment Adviser's Report (continued)
June 30, 2009 (unaudited)

Expenses and Value for a $1,000 Investment
for the six month period ended June 30, 2009

Actual Portfolio Return
Beginning Account Value 1/1/09	$1,000.00
Ending Account Value 6/30/09	$1,028.70
Expenses Paid per $1,000*	$6.89
Hypothetical 5% Portfolio Return
Beginning Account Value 1/1/09	$1,000.00
Ending Account Value 6/30/09	$1,018.00
Expenses Paid per $1,000*	$6.85
Annualized Expense Ratio*	1.37%

*  Expenses are equal to the Portfolio's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year period, then divided by 365.

  The "Expenses Paid per $1,000" and the "Annualized Expense Ratio" in the tables are based on actual expenses paid by the Portfolio during the period, net of fee waivers and/or expense reimbursements. If those fee waivers and/or expense reimbursements had not been in effect, the Portfolio's actual expenses would have been higher. Expenses do not reflect additional charges and expenses that are, or may be, imposed under the variable contracts or plans. Such charges and expenses are described in the prospectus of the insurance company separate account or in the plan documents or other informational materials supplied by plan sponsors. The Portfolio's expenses should be considered with these charges and expenses in evaluating the overall cost of investing in the separate account.

For more information, please refer to the Portfolio's prospectus.

Credit Suisse Trust — U.S. Equity Flex I Portfolio
Semiannual Investment Adviser's Report (continued)
June 30, 2009 (unaudited)

SECTOR BREAKDOWN*

	Long	Short	Net
Financials	18.1%	(2.1)%	16.0%
Information Technology	18.3%	(2.4)%	15.9%
Energy	17.8%	(2.0)%	15.8%
Consumer Discretionary	17.6%	(2.7)%	14.9%
Health Care	14.8%	(1.9)%	12.9%
Industrials	11.8%	(3.7)%	8.1%
Consumer Staples	7.3%	(1.7)%	5.6%
Utilities	6.7%	(1.3)%	5.4%
Materials	4.5%	(1.3)%	3.2%
Telecommunication Services	2.2%	(0.4)%	1.8%
Short-Term Investment	0.4%	0.0%	0.4%
Total	119.5%	(19.5)%	100.0%

*  Expressed as a percentage of total long/short investments, respectively, (excluding security lending collateral) and may vary over time.

Credit Suisse Trust — U.S. Equity Flex I Portfolio
Schedule of Investments
June 30, 2009 (unaudited)

	Number of Shares	Value
LONG STOCK POSITIONS (119.1%)
COMMON STOCKS (119.1%)
Aerospace & Defense (6.1%)
Aerovironment, Inc.*	200	$6,172
American Science and Engineering, Inc.§	200	13,824
Cubic Corp.	531	19,004
Goodrich Corp.	100	4,997
ITT Corp.	34,800	1,548,600
Northrop Grumman Corp.	44,672	2,040,617
Raytheon Co.§	75,449	3,352,199
Rockwell Collins, Inc.	6,800	283,764
Spirit AeroSystems Holdings, Inc. Class A*§	14,840	203,902
Taser International, Inc.*§	800	3,648
United Technologies Corp.	1,400	72,744
		7,549,471
Air Freight & Logistics (0.0%)
UTi Worldwide, Inc.*	2,700	30,780
Airlines (0.3%)
Airtran Holdings, Inc.*	14,100	87,279
Alaska Air Group, Inc.*	5,700	104,082
Allegiant Travel Co.*§	200	7,928
AMR Corp.*§	3,600	14,472
Copa Holdings SA Class A	1,500	61,230
JetBlue Airways Corp.*§	2,200	9,394
SkyWest, Inc.	800	8,160
UAL Corp.*§	1,900	6,061
US Airways Group, Inc.*§	1,600	3,888
		302,494
Auto Components (0.2%)
ArvinMeritor, Inc.§	900	3,951
Dorman Products, Inc.*	100	1,383
Exide Technologies*§	1,300	4,849
Federal Mogul Corp.*§	200	1,890
Gentex Corp.	6,200	71,920
Raser Technologies, Inc.*§	600	1,680
Tenneco, Inc.*§	11,700	124,020
WABCO Holdings, Inc.	2,592	45,878
		255,571
Automobiles (0.0%)
Ford Motor Co.*§	6,400	38,848
Beverages (0.4%)
Cott Corp.*§	5,500	31,020
Dr. Pepper Snapple Group, Inc.*§	11,168	236,650
Hansen Natural Corp.*§	2,900	89,378
The Boston Beer Co., Inc. Class A*§	4,100	121,319
		478,367

See Accompanying Notes to Financial Statements.

Credit Suisse Trust — U.S. Equity Flex I Portfolio
Schedule of Investments (continued)
June 30, 2009 (unaudited)

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
Biotechnology (1.1%)
Alnylam Pharmaceuticals, Inc.*§	400	$8,908
Amgen, Inc.*	6,500	344,110
Arena Pharmaceuticals, Inc.*§	1,100	5,489
ArQule, Inc.*§	600	3,684
Biogen Idec, Inc.*	6,100	275,415
Cubist Pharmaceuticals, Inc.*	28,250	517,823
Enzon Pharmaceuticals, Inc.*§	500	3,935
Geron Corp.*§	300	2,301
GTx, Inc.*§	200	1,846
Human Genome Sciences, Inc.*§	1,600	4,576
Idenix Pharmaceuticals, Inc.*§	300	1,104
Incyte Corp. Ltd.*§	1,000	3,290
Ligand Pharmaceuticals, Inc. Class B*§	1,300	3,718
Martek Biosciences Corp.§	7,900	167,085
Medivation, Inc.*	400	8,964
Nabi Biopharmaceuticals*§	400	968
Novavax, Inc.*§	400	1,312
NPS Pharmaceuticals, Inc.*	600	2,796
Protalix BioTherapeutics, Inc.*	100	452
Regeneron Pharmaceuticals, Inc.*§	833	14,927
Sangamo BioSciences, Inc.*§	400	1,976
Savient Pharmaceuticals, Inc.*§	2,000	27,720
Zymogenetics, Inc.*§	500	2,300
		1,404,699
Building Products (0.3%)
Ameron International Corp.	200	13,408
Armstrong World Industries, Inc.*§	1,900	31,331
Gibraltar Industries, Inc.§	300	2,061
Griffon Corp.*	24,826	206,552
Trex Co., Inc.*§	200	2,674
Universal Forest Products, Inc.§	3,700	122,433
		378,459
Capital Markets (3.2%)
Allied Capital Corp.§	2,600	9,048
American Capital, Ltd.§	3,600	11,556
Apollo Investment Corp.	17,400	104,400
BGC Partners, Inc. Class A	400	1,516
BlackRock Kelso Capital Corp.	100	623
BlackRock, Inc.	500	87,710
Blackstone Group LP§	16,900	178,126
Broadpoint Gleacher Securities, Inc.*	200	1,116
Duff & Phelps Corp. Class A§	100	1,778
Evercore Partners, Inc. Class A	2,107	41,381
FBR Capital Markets Corp.*	300	1,410
Federated Investors, Inc. Class B§	800	19,272

See Accompanying Notes to Financial Statements.

Credit Suisse Trust — U.S. Equity Flex I Portfolio
Schedule of Investments (continued)
June 30, 2009 (unaudited)

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
Capital Markets
GLG Partners, Inc.§	600	$2,454
Hercules Technology Growth Capital, Inc.	400	3,344
Invesco, Ltd.	20,600	367,092
Investment Technology Group, Inc.*	8,335	169,951
LaBranche & Co., Inc.*	600	2,580
MVC Capital, Inc.	300	2,538
NGP Capital Resources Co.	300	1,761
Piper Jaffray Cos., Inc.*§	100	4,367
Raymond James Financial, Inc.§	400	6,884
State Street Corp.	8,379	395,489
TD Ameritrade Holding Corp.*	14,400	252,576
The Bank of New York Mellon Corp.	5,400	158,274
The Charles Schwab Corp.	64,600	1,133,084
TradeStation Group, Inc.*	300	2,538
Waddell & Reed Financial, Inc. Class A	37,800	996,786
		3,957,654
Chemicals (2.6%)
A. Schulman, Inc.	300	4,533
Cabot Corp.	19,200	241,536
Calgon Carbon Corp.*§	4,320	60,005
CF Industries Holdings, Inc.	3,100	229,834
Eastman Chemical Co.§	21,182	802,798
Ferro Corp.§	600	1,650
GenTek, Inc.*§	100	2,233
Innospec, Inc.	300	3,225
Intrepid Potash, Inc.*§	600	16,848
Landec Corp.*§	400	2,716
Lubrizol Corp.	14,700	695,457
Minerals Technologies, Inc.	200	7,204
PolyOne Corp.*	1,200	3,252
ShengdaTech, Inc.*§	300	1,131
Sigma-Aldrich Corp.	2,700	133,812
The Scotts Miracle-Gro Co. Class A§	15,400	539,770
Valspar Corp.	12,700	286,131
Westlake Chemical Corp.§	8,600	175,354
		3,207,489
Commercial Banks (4.0%)
1st Source Corp.	100	1,727
BancFirst Corp.§	100	3,458
Bank of the Ozarks, Inc.§	400	8,652
Boston Private Financial Holdings, Inc.	700	3,136
Capital City Bank Group, Inc.§	100	1,685
CapitalSource, Inc.	2,600	12,688
Cardinal Financial Corp.	300	2,349
Central Pacific Financial Corp.§	400	1,500

See Accompanying Notes to Financial Statements.

Credit Suisse Trust — U.S. Equity Flex I Portfolio
Schedule of Investments (continued)
June 30, 2009 (unaudited)

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
Commercial Banks
Chemical Financial Corp.§	500	$9,955
Citizens & Northern Corp.§	100	2,057
City Holding Co.§	1,500	45,540
Community Bank System, Inc.§	500	7,280
Community Trust Bancorp, Inc.§	200	5,350
CVB Financial Corp.§	200	1,194
East West Bancorp, Inc.§	25,595	166,112
F.N.B. Corp.§	22,500	139,275
First BanCorp.§	955	3,772
First Bancorp/Troy NC§	100	1,568
First Busey Corp.§	300	2,205
First Commonwealth Financial Corp.§	8,645	54,809
First Community Bancshares, Inc.§	100	1,284
First Financial Bankshares, Inc.§	8,641	435,161
First Financial Corp.§	100	3,158
First Merchants Corp.§	300	2,409
First Midwest Bancorp, Inc.§	13,950	101,974
FirstMerit Corp.§	7,200	122,256
Glacier Bancorp, Inc.§	21,810	322,134
Hancock Holding Co.§	10,500	341,145
Harleysville National Corp.§	600	2,820
Heartland Financial USA, Inc.§	100	1,428
Home Bancshares, Inc.§	1,500	28,560
Huntington Bancshares, Inc.§	6,032	25,214
Independent Bank Corp./MA§	200	3,940
International Bancshares Corp.§	700	7,217
Marshall & Ilsley Corp.	4,100	19,680
MB Financial, Inc.	1,200	12,228
National Penn Bancshares, Inc.§	1,100	5,071
NBT Bancorp, Inc.§	6,000	130,260
Northfield Bancorp, Inc.§	200	2,324
Old National Bancorp§	3,670	36,039
Pacific Capital Bancorp§	600	1,284
PacWest Bancorp§	1,300	17,108
Park National Corp.§	100	5,648
Peoples Bancorp Inc/OH§	100	1,705
Pinnacle Financial Partners, Inc.*§	700	9,324
Popular, Inc.§	3,437	7,561
PrivateBancorp, Inc.§	200	4,448
Prosperity Bancshares, Inc.§	1,400	41,762
Regions Financial Corp.§	14,813	59,845
Republic Bancorp, Inc. Class A	100	2,259
S&T Bancorp, Inc.§	18,400	223,744
Signature Bank*§	11,200	303,744
Smithtown Bancorp, Inc.	100	1,279
Sterling Bancshares, Inc.§	12,480	78,998
Sterling Financial Corp.§	700	2,037

See Accompanying Notes to Financial Statements.

Credit Suisse Trust — U.S. Equity Flex I Portfolio
Schedule of Investments (continued)
June 30, 2009 (unaudited)

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
Commercial Banks
Susquehanna Bancshares, Inc.	1,300	$6,357
Synovus Financial Corp.§	4,080	12,199
Tompkins Financial Corp.§	1,100	52,745
TowneBank§	300	4,200
U.S. Bancorp	4,500	80,640
UMB Financial Corp.§	16,100	611,961
Umpqua Holdings Corp.§	33,200	257,632
United Bankshares, Inc.§	500	9,770
United Community Banks, Inc.*§	6,137	36,762
Valley National Bancorp§	1,978	23,143
Wells Fargo & Co.	30,258	734,059
WesBanco, Inc.§	500	7,270
Western Alliance Bancorp*	200	1,368
Whitney Holding Corp.§	860	7,878
Wintrust Financial Corp.§	12,800	205,824
Zions Bancorporation§	1,700	19,652
		4,910,820
Commercial Services & Supplies (0.5%)
ACCO Brands Corp.*	700	1,974
ATC Technology Corp.*	12,800	185,600
Cenveo, Inc.*§	700	2,961
Cintas Corp.§	100	2,284
EnergySolutions, Inc.	11,015	101,338
EnerNOC, Inc.*§	100	2,167
Fuel Tech, Inc.*§	200	1,940
G&K Services, Inc. Class A	200	4,230
Healthcare Services Group, Inc.	13,200	236,016
Interface, Inc. Class A	600	3,720
Kimball International, Inc. Class B	100	624
McGrath Rentcorp§	600	11,436
Multi-Color Corp.§	100	1,226
Pitney Bowes, Inc.	600	13,158
Sykes Enterprises, Inc.*	500	9,045
The Standard Register Co.§	220	717
		578,436
Communications Equipment (0.8%)
3Com Corp.*§	5,330	25,104
Acme Packet, Inc.*	300	3,036
Airvana, Inc.*§	200	1,274
Arris Group, Inc.*	10,748	130,696
Aruba Networks, Inc.*§	600	5,244
Bel Fuse, Inc. Class B	100	1,604
BigBand Networks, Inc.*§	500	2,585
Blue Coat Systems, Inc.*	400	6,616
Cisco Systems, Inc.*	22,062	411,236

See Accompanying Notes to Financial Statements.

Credit Suisse Trust — U.S. Equity Flex I Portfolio
Schedule of Investments (continued)
June 30, 2009 (unaudited)

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
Communications Equipment
Harmonic, Inc.*	4,400	$25,916
Juniper Networks, Inc.*	6,500	153,400
NETGEAR, Inc.*	500	7,205
Oplink Communications, Inc.*	200	2,280
Riverbed Technology, Inc.*§	500	11,595
Seachange International, Inc.*	300	2,409
Starent Networks Corp.*§	700	17,087
Sycamore Networks, Inc.*	2,550	7,981
Symmetricom, Inc.*	500	2,885
Tekelec*§	800	13,464
Tellabs, Inc.*	5,900	33,807
ViaSat, Inc.*	3,900	99,996
		965,420
Computers & Peripherals (2.1%)
3PAR, Inc.*	900	11,160
Adaptec, Inc.*	1,500	3,975
Apple, Inc.*	8,291	1,180,887
Avid Technology, Inc.*	4,900	65,709
Dell, Inc.*	288	3,954
Electronics for Imaging, Inc.*	1,200	12,792
EMC Corp.*	12,769	167,274
Hewlett-Packard Co.	169	6,532
Intermec, Inc.*	5,991	77,284
Isilon Systems, Inc.*§	300	1,272
Netezza Corp.*§	500	4,160
QLogic Corp.*	28,900	366,452
Silicon Graphics International Corp.*	400	1,816
STEC, Inc.*§	3,100	71,889
Synaptics, Inc.*§	10,016	387,118
Teradata Corp.*§	7,400	173,382
Western Digital Corp.*	4,379	116,044
		2,651,700
Construction & Engineering (1.2%)
Aecom Technology Corp.*	4,900	156,800
Dycom Industries, Inc.*	7,800	86,346
Fluor Corp.	18,492	948,455
Granite Construction, Inc.§	2,600	86,528
Great Lakes Dredge & Dock Corp.§	600	2,868
KBR, Inc.§	9,300	171,492
Layne Christensen Co.*§	1,400	28,630
Michael Baker Corp.*	100	4,236
		1,485,355
Construction Materials (0.0%)
Headwaters, Inc.*§	600	2,016

See Accompanying Notes to Financial Statements.

Credit Suisse Trust — U.S. Equity Flex I Portfolio
Schedule of Investments (continued)
June 30, 2009 (unaudited)

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
Consumer Finance (0.1%)
Advance America Cash Advance Centers, Inc.	600	$2,658
CompuCredit Corp.§	300	690
First Cash Financial Services, Inc.*	8,900	155,928
		159,276
Containers & Packaging (1.0%)
Bway Holding Co.*	1,500	26,295
Myers Industries, Inc.	300	2,496
Pactiv Corp.*	40,900	887,530
Sealed Air Corp.	16,700	308,115
Silgan Holdings, Inc.	300	14,709
		1,239,145
Distributors (0.0%)
Audiovox Corp. Class A*	300	1,758
Diversified Consumer Services (1.5%)
Apollo Group, Inc. Class A*	1,900	135,128
Brink's Home Security Holdings, Inc.*§	500	14,155
Capella Education Co.*§	1,400	83,930
Career Education Corp.*§	8,000	199,120
Corinthian Colleges, Inc.*§	45,270	766,421
Grand Canyon Education, Inc.*§	100	1,678
Hillenbrand, Inc.	832	13,844
Lincoln Educational Services Corp.*§	700	14,651
Princeton Review, Inc.*	100	541
Regis Corp.§	37,125	646,346
Stewart Enterprises, Inc. Class A§	1,100	5,302
Weight Watchers International, Inc.§	780	20,101
		1,901,217
Diversified Financial Services (1.0%)
Bank of America Corp.§	71,985	950,202
CIT Group, Inc.§	5,200	11,180
Citigroup, Inc.§	70,990	210,840
MSCI, Inc. Class A*	1,200	29,328
PHH Corp.*§	2,000	36,360
PICO Holdings, Inc.*	300	8,610
Portfolio Recovery Associates, Inc.*§	200	7,746
		1,254,266
Diversified Telecommunication Services (1.2%)
Alaska Communications Systems Group, Inc.§	5,900	43,188
AT&T, Inc.	40,981	1,017,968
Atlantic Tele-Network, Inc.	100	3,929
Cbeyond, Inc.*§	2,700	38,745
Cincinnati Bell, Inc.*	2,765	7,853
Cogent Communications Group, Inc.*	600	4,890

See Accompanying Notes to Financial Statements.

Credit Suisse Trust — U.S. Equity Flex I Portfolio
Schedule of Investments (continued)
June 30, 2009 (unaudited)

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
Diversified Telecommunication Services
Consolidated Communications Holdings, Inc.	800	$9,368
Embarq Corp.	2,500	105,150
General Communication, Inc. Class A*	12,800	88,704
NTELOS Holdings Corp.§	400	7,368
PAETEC Holding Corp.*	1,600	4,320
Premiere Global Services, Inc.*	11,600	125,744
Qwest Communications International, Inc.§	18,370	76,235
		1,533,462
Electric Utilities (2.0%)
Central Vermont Public Service Corp.§	100	1,810
Cleco Corp.§	1,100	24,662
DPL, Inc.§	400	9,268
El Paso Electric Co.*	600	8,376
Great Plains Energy, Inc.	7,500	116,625
Hawaiian Electric Industries, Inc.§	32,000	609,920
Northeast Utilities	1,200	26,772
Pinnacle West Capital Corp.§	10,700	322,605
PPL Corp.	38,000	1,252,480
UIL Holdings Corp.§	6,700	150,415
		2,522,933
Electrical Equipment (1.0%)
Advanced Battery Technologies, Inc.*§	600	2,412
Belden, Inc.	600	10,020
Cooper Industries, Ltd. Class A§	27,100	841,455
Ener1, Inc.*	100	546
EnerSys*§	8,900	161,891
Franklin Electric Co., Inc.	300	7,776
FuelCell Energy, Inc.*§	1,000	4,180
GT Solar International, Inc.*§	400	2,128
Harbin Electric, Inc.*§	100	1,564
Powell Industries, Inc.*	100	3,707
Thomas & Betts Corp.*	7,700	222,222
		1,257,901
Electronic Equipment, Instruments & Components (2.2%)
Brightpoint, Inc.*	8,800	55,176
Cognex Corp.	550	7,772
Coherent, Inc.*§	600	12,408
Corning, Inc.	38,072	611,436
CPI International, Inc.*	100	869
Dolby Laboratories, Inc. Class A*	4,700	175,216
Echelon Corp.*§	300	2,544
FLIR Systems, Inc.*§	15,700	354,192
Ingram Micro, Inc. Class A*	84,500	1,478,750
Insight Enterprises, Inc.*	600	5,796

See Accompanying Notes to Financial Statements.

Credit Suisse Trust — U.S. Equity Flex I Portfolio
Schedule of Investments (continued)
June 30, 2009 (unaudited)

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
Electronic Equipment, Instruments & Components
IPG Photonics Corp.*§	900	$9,873
Methode Electronics, Inc.	400	2,808
MTS Systems Corp.	200	4,130
Rofin-Sinar Technologies, Inc.*	200	4,002
Rogers Corp.*	200	4,046
ScanSource, Inc.*§	600	14,712
Smart Modular Technologies (WWH), Inc.*	400	908
Tech Data Corp.*	300	9,813
Technitrol, Inc.	700	4,529
Universal Display Corp.*§	400	3,912
		2,762,892
Energy Equipment & Services (4.0%)
Atwood Oceanics, Inc.*§	5,500	137,005
Bronco Drilling Co., Inc.*	400	1,712
CARBO Ceramics, Inc.§	2,830	96,786
Diamond Offshore Drilling, Inc.§	2,600	215,930
Dresser-Rand Group, Inc.*	19,800	516,780
ENGlobal Corp.*§	400	1,968
ENSCO International, Inc.§	25,772	898,670
Global Industries, Ltd.*§	50,035	283,198
Hercules Offshore, Inc.*§	1,500	5,955
ION Geophysical Corp.*	1,100	2,827
National-Oilwell Varco, Inc.*	2,089	68,227
Newpark Resources*	1,200	3,420
Noble Corp.	45,000	1,361,250
Oceaneering International, Inc.*§	13,200	596,640
Parker Drilling Co.*§	1,500	6,510
Pioneer Drilling Co.*	800	3,832
Rowan Cos., Inc.	30,088	581,300
SEACOR Holdings, Inc.*§	2,000	150,480
Tidewater, Inc.§	300	12,861
		4,945,351
Food & Staples Retailing (1.6%)
Casey's General Stores, Inc.§	800	20,552
Great Atlantic & Pacific Tea Co.*§	500	2,125
Ingles Markets, Inc. Class A§	100	1,524
Nash Finch Co.§	7,200	194,832
PriceSmart, Inc.	300	5,025
Spartan Stores, Inc.§	6,200	76,942
Susser Holdings Corp.*§	100	1,119
Sysco Corp.	13,800	310,224
The Andersons, Inc.§	11,375	340,567
The Kroger Co.	2,358	51,994
United Natural Foods, Inc.*	100	2,625
Wal-Mart Stores, Inc.	20,990	1,016,756

See Accompanying Notes to Financial Statements.

Credit Suisse Trust — U.S. Equity Flex I Portfolio
Schedule of Investments (continued)
June 30, 2009 (unaudited)

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
Food & Staples Retailing
Weis Markets, Inc.	100	$3,352
Winn-Dixie Stores, Inc.*	1,000	12,540
		2,040,177
Food Products (3.0%)
AgFeed Industries, Inc.*§	1,500	8,895
American Dairy, Inc.*§	100	3,966
Archer-Daniels-Midland Co.	15,272	408,831
ConAgra Foods, Inc.	3,329	63,451
Darling International, Inc.*	1,400	9,240
Dean Foods Co.*	22,383	429,530
Del Monte Foods Co.	32,760	307,289
Green Mountain Coffee Roasters, Inc.*§	450	26,604
Hormel Foods Corp.	3,200	110,528
J & J Snack Foods Corp.	6,700	240,530
Kraft Foods, Inc. Class A	19,200	486,528
Lancaster Colony Corp.	10,800	475,956
Lance, Inc.§	12,600	291,438
Sara Lee Corp.	18,900	184,464
Smart Balance, Inc.*§	800	5,448
Synutra International, Inc.*§	100	1,100
TreeHouse Foods, Inc.*§	200	5,754
Tyson Foods, Inc. Class A	48,800	615,368
		3,674,920
Gas Utilities (1.0%)
New Jersey Resources Corp.§	25,100	929,704
Northwest Natural Gas Co.§	100	4,432
Southwest Gas Corp.	5,327	118,313
UGI Corp.	7,800	198,822
		1,251,271
Health Care Equipment & Supplies (2.6%)
ABIOMED, Inc.*§	2,400	21,168
Align Technology, Inc.*§	800	8,480
American Medical Systems Holdings, Inc.*§	2,900	45,820
Covidien PLC	5,500	205,920
CryoLife, Inc.*	500	2,770
Dexcom, Inc.*§	600	3,714
Greatbatch, Inc.*§	17,400	393,414
Hansen Medical, Inc.*	400	1,976
Hospira, Inc.*	1,800	69,336
Integra LifeSciences Holdings*	3,400	90,134
Invacare Corp.§	450	7,942
Medtronic, Inc.	700	24,423
NxStage Medical, Inc.*§	300	1,770
OraSure Technologies, Inc.*§	600	1,482

See Accompanying Notes to Financial Statements.

Credit Suisse Trust — U.S. Equity Flex I Portfolio
Schedule of Investments (continued)
June 30, 2009 (unaudited)

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
Health Care Equipment & Supplies
Orthofix International NV*§	200	$5,002
Orthovita, Inc.*§	800	4,120
ResMed, Inc.*§	20,600	839,038
RTI Biologics, Inc.*	600	2,574
St. Jude Medical, Inc.*	8,400	345,240
Stryker Corp.§	10,689	424,781
SurModics, Inc.*§	100	2,263
Symmetry Medical, Inc.*	500	4,660
The Cooper Cos., Inc.§	2,100	51,933
Thoratec Corp.*§	15,600	417,768
Varian Medical Systems, Inc.*§	7,800	274,092
		3,249,820
Health Care Providers & Services (2.4%)
Alliance HealthCare Services, Inc.*§	300	2,199
Amedisys, Inc.*§	400	13,208
AMERIGROUP Corp.*§	5,100	136,935
AmerisourceBergen Corp.§	1,000	17,740
AMN Healthcare Services, Inc.*	500	3,190
AmSurg Corp.*	11,800	252,992
Catalyst Health Solutions, Inc.*	28,204	703,408
CorVel Corp.*	100	2,277
Coventry Health Care, Inc.*	7,000	130,970
Emeritus Corp.*§	400	5,284
Express Scripts, Inc.*	3,600	247,500
Genoptix, Inc.*§	600	19,194
Gentiva Health Services, Inc.*	1,795	29,546
Health Management Associates, Inc. Class A*	3,456	17,072
Healthsouth Corp.*§	3,800	54,872
HMS Holdings Corp.*	100	4,072
Humana, Inc.*	2,500	80,650
inVentiv Health, Inc.*	485	6,562
Kindred Healthcare, Inc.*	6,064	75,012
Landauer, Inc.	200	12,268
Lincare Holdings, Inc.*	4,100	96,432
Medco Health Solutions, Inc.*	1,700	77,537
Molina Healthcare, Inc.*§	1,800	43,056
National Healthcare Corp.§	100	3,794
Odyssey HealthCare, Inc.*	400	4,112
Omnicare, Inc.	8,600	221,536
Psychiatric Solutions, Inc.*§	1,900	43,206
RehabCare Group, Inc.*	200	4,786
Res-Care, Inc.*	300	4,290
Sun Healthcare Group, Inc.*	500	4,220
Tenet Healthcare Corp.*	6,300	17,766
UnitedHealth Group, Inc.	3,061	76,464
WellPoint, Inc.*	10,000	508,900
		2,921,050

See Accompanying Notes to Financial Statements.

Credit Suisse Trust — U.S. Equity Flex I Portfolio
Schedule of Investments (continued)
June 30, 2009 (unaudited)

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
Health Care Technology (0.2%)
Cerner Corp.*§	1,000	$62,290
IMS Health, Inc.	6,000	76,200
Phase Forward, Inc.*§	7,900	119,369
		257,859
Hotels, Restaurants & Leisure (2.9%)
Ameristar Casinos, Inc.§	5,300	100,859
Brinker International, Inc.§	3,700	63,011
Buffalo Wild Wings, Inc.*§	5,988	194,730
Chipotle Mexican Grill, Inc. Class A*§	300	24,000
Churchill Downs, Inc.	200	6,732
CKE Restaurants, Inc.	630	5,342
Gaylord Entertainment Co.*§	3,500	44,485
Interval Leisure Group, Inc.*	500	4,660
Isle of Capri Casinos, Inc.*§	200	2,664
Jack in the Box, Inc.*§	10,400	233,480
Krispy Kreme Doughnuts, Inc.*	700	2,100
Marcus Corp.	480	5,050
McDonald's Corp.	3,200	183,968
P.F. Chang's China Bistro, Inc.*§	24,143	774,024
Panera Bread Co. Class A*§	20,835	1,038,833
Royal Caribbean Cruises, Ltd.	1,100	14,894
Shuffle Master, Inc.*	700	4,627
Sonic Corp.*§	24,100	241,723
Texas Roadhouse, Inc. Class A*§	6,200	67,642
The Cheesecake Factory, Inc.*§	9,800	169,540
Wendy's/Arby's Group, Inc. Class A§	5,130	20,520
WMS Industries, Inc.*§	13,000	409,630
		3,612,514
Household Durables (1.5%)
American Greetings Corp. Class A§	3,400	39,712
CSS Industries, Inc.	100	2,038
Furniture Brands International, Inc.§	600	1,818
Garmin, Ltd.§	7,400	176,268
Hovnanian Enterprises, Inc. Class A*§	400	944
iRobot Corp.*§	200	2,596
Jarden Corp.*	240	4,500
Leggett & Platt, Inc.§	50,000	761,500
National Presto Industries, Inc.	1,700	129,370
Newell Rubbermaid, Inc.	68,400	712,044
Sealy Corp.*§	600	1,176
Tempur-Pedic International, Inc.§	3,900	50,973
Tupperware Brands Corp.	900	23,418
Universal Electronics, Inc.*	200	4,034
		1,910,391

See Accompanying Notes to Financial Statements.

Credit Suisse Trust — U.S. Equity Flex I Portfolio
Schedule of Investments (continued)
June 30, 2009 (unaudited)

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
Household Products (0.8%)
Central Garden & Pet Co.*§	13,100	$143,969
The Procter & Gamble Co.	16,980	867,678
WD-40 Co.	230	6,670
		1,018,317
Independent Power Producers & Energy Traders (1.1%)
Mirant Corp.*§	71,212	1,120,877
Ormat Technologies, Inc.§	1,600	64,496
RRI Energy, Inc.*	5,300	26,553
The AES Corp.*§	10,278	119,328
		1,331,254
Industrial Conglomerates (1.0%)
3M Co.	8,400	504,840
Carlisle Cos., Inc.	4,500	108,180
General Electric Co.	19,497	228,505
McDermott International, Inc.*	10,900	221,379
Standex International Corp.	100	1,160
Tredegar Corp.	13,100	174,492
		1,238,556
Insurance (7.2%)
ACE, Ltd.	12,800	566,144
Aflac, Inc.	19,180	596,306
Allied World Assurance Co. Holdings, Ltd.	600	24,498
American Equity Investment Life Holding Co.§	1,600	8,928
American Physicians Capital, Inc.§	100	3,916
Argo Group International Holdings, Ltd.*	400	11,288
Arthur J. Gallagher & Co.§	66,888	1,427,390
Assured Guaranty, Ltd.	1,000	12,380
Axis Capital Holdings, Ltd.	1,000	26,180
Citizens, Inc.*§	500	3,040
CNA Financial Corp.§	27,700	428,519
Conseco, Inc.*§	2,300	5,451
eHealth, Inc.*	5,000	88,300
Employers Holdings, Inc.	100	1,355
Everest Re Group, Ltd.	300	21,471
First American Corp.	19,100	494,881
Hartford Financial Services Group, Inc.§	11,400	135,318
HCC Insurance Holdings, Inc.	54,800	1,315,748
Infinity Property & Casualty Corp.	3,800	138,548
Lincoln National Corp.	4,400	75,724
Loews Corp.	11,600	317,840
Maiden Holdings Ltd.	700	4,592
MBIA, Inc.*§	2,583	11,184
Meadowbrook Insurance Group, Inc.	700	4,571
MetLife, Inc.	6,100	183,061

See Accompanying Notes to Financial Statements.

Credit Suisse Trust — U.S. Equity Flex I Portfolio
Schedule of Investments (continued)
June 30, 2009 (unaudited)

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
Insurance
Navigators Group, Inc.*	9,100	$404,313
PMA Capital Corp. Class A*	500	2,275
Presidential Life Corp.§	319	2,415
Principal Financial Group, Inc.	17,900	337,236
Protective Life Corp.§	13,900	159,016
Prudential Financial, Inc.§	22,881	851,631
Safety Insurance Group, Inc.	203	6,204
Selective Insurance Group, Inc.	800	10,216
StanCorp Financial Group, Inc.	5,605	160,751
The Chubb Corp.	100	3,988
The Progressive Corp.*	6,800	102,748
Torchmark Corp.	800	29,632
Tower Group, Inc.§	132	3,271
Transatlantic Holdings, Inc.§	1,100	47,663
United America Indemnity, Ltd. Class A*	500	2,395
United Fire & Casualty Co.	305	5,231
Unum Group§	59,100	937,326
		8,972,944
Internet & Catalog Retail (1.5%)
Amazon.com, Inc.*	4,700	393,202
Blue Nile, Inc.*§	200	8,598
Expedia, Inc.*§	37,800	571,158
HSN, Inc.*	500	5,285
Liberty Media Corp. - Interactive Class A*	8,800	44,088
NetFlix, Inc.*§	12,700	525,018
Overstock.com, Inc.*§	200	2,392
priceline.com, Inc.*§	3,000	334,650
Shutterfly, Inc.*§	200	2,790
Ticketmaster Entertainment, Inc.*§	500	3,210
		1,890,391
Internet Software & Services (1.9%)
Art Technology Group, Inc.*	1,600	6,080
comScore, Inc.*	600	7,992
Constant Contact, Inc.*§	300	5,952
DealerTrack Holdings, Inc.*§	1,800	30,600
Dice Holdings, Inc.*§	200	930
DivX, Inc.*	200	1,098
Google, Inc. Class A*	2,500	1,053,975
Internet Capital Group, Inc.*	500	3,365
j2 Global Communications, Inc.*	23,100	521,136
Limelight Networks, Inc.*§	400	1,760
ModusLink Global Solutions, Inc.*	500	3,430
NIC, Inc.	400	2,708
Perficient, Inc.*	300	2,097
Rackspace Hosting, Inc.*§	200	2,772

See Accompanying Notes to Financial Statements.

Credit Suisse Trust — U.S. Equity Flex I Portfolio
Schedule of Investments (continued)
June 30, 2009 (unaudited)

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
Internet Software & Services
RealNetworks, Inc.*	1,000	$2,990
Sohu.com, Inc.*§	4,300	270,169
TechTarget, Inc.*§	200	800
Terremark Worldwide, Inc.*	600	3,468
The Knot, Inc.*	1,500	11,820
United Online, Inc.	13,800	89,838
VeriSign, Inc.*§	9,400	173,712
VistaPrint, Ltd.*§	1,100	46,915
Yahoo!, Inc.*§	4,990	78,143
		2,321,750
IT Services (2.2%)
Acxiom Corp.	275	2,428
Broadridge Financial Solutions, Inc.	45,780	759,033
CIBER, Inc.*	800	2,480
Cognizant Technology Solutions Corp. Class A*§	5,400	144,180
CSG Systems International, Inc.*§	28,900	382,636
CyberSource Corp.*§	10,700	163,710
Fidelity National Information Services, Inc.§	1,300	25,948
Forrester Research, Inc.*§	300	7,365
Gartner, Inc.*§	19,558	298,455
Global Cash Access Holdings, Inc.*§	10,668	84,917
Heartland Payment Systems, Inc.	300	2,871
Hewitt Associates, Inc. Class A*§	7,200	214,416
iGate Corp.	200	1,324
infoGROUP, Inc.*	500	2,855
Lender Processing Services, Inc.	1,300	36,101
NeuStar, Inc. Class A*	600	13,296
RightNow Technologies, Inc.*	300	3,540
SAIC, Inc.*	600	11,130
Sapient Corp.*§	800	5,032
The Western Union Co.	1,600	26,240
TNS, Inc.*	1,700	31,875
VeriFone Holdings, Inc.*§	1,300	9,763
Virtusa Corp.*	100	803
Visa, Inc. Class A§	6,500	404,690
Wright Express Corp.*	3,839	97,779
		2,732,867
Leisure Equipment & Products (0.2%)
Brunswick Corp.§	1,100	4,752
Eastman Kodak Co.§	3,368	9,969
Mattel, Inc.	9,800	157,290
Polaris Industries, Inc.§	200	6,424
Pool Corp.§	100	1,656
Smith & Wesson Holding Corp.*§	1,500	8,520
Sturm, Ruger & Co., Inc.§	700	8,708
		197,319

See Accompanying Notes to Financial Statements.

Credit Suisse Trust — U.S. Equity Flex I Portfolio
Schedule of Investments (continued)
June 30, 2009 (unaudited)

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
Life Sciences Tools & Services (0.8%)
Bio-Rad Laboratories, Inc. Class A*	600	$45,288
Clinical Data, Inc.*§	100	1,102
Dionex Corp.*§	8,400	512,652
Enzo Biochem, Inc.*§	500	2,215
eResearchTechnology, Inc.*	8,000	49,680
Exelixis, Inc.*§	1,100	5,357
Nektar Therapeutics*§	2,500	16,200
Sequenom, Inc.*§	800	3,128
Waters Corp.*§	6,500	334,555
		970,177
Machinery (1.0%)
3D Systems Corp.*§	100	721
Albany International Corp. Class A	2,500	28,450
American Railcar Industries, Inc.§	300	2,478
Ampco-Pittsburgh Corp.	100	2,345
Bucyrus International, Inc.§	4,100	117,096
Chart Industries, Inc.*	200	3,636
China Fire & Security Group, Inc.*	100	1,217
Crane Co.	27,574	615,176
Federal Signal Corp.	100	765
Flowserve Corp.	3,600	251,316
Force Protection, Inc.*§	1,800	15,912
FreightCar America, Inc.§	100	1,681
John Bean Technologies Corp.§	300	3,756
L.B. Foster Co. Class A*	100	3,007
Mueller Water Products, Inc. Class A	1,500	5,610
NACCO Industries, Inc. Class A§	100	2,872
Oshkosh Corp.§	305	4,435
Tennant Co.§	8,945	164,498
The Middleby Corp.*§	200	8,784
Timken Co.	1,800	30,744
Titan International, Inc.§	300	2,241
		1,266,740
Marine (0.0%)
Horizon Lines, Inc. Class A§	400	1,544
Media (3.7%)
Cablevision Systems Corp. Group A	8,000	155,280
Cinemark Holdings, Inc.	8,900	100,748
CKX, Inc.*§	600	4,254
Clear Channel Outdoor Holdings, Inc. Class A*§	300	1,590
Comcast Corp. Class A	43,300	627,417
CTC Media, Inc.*	6,800	80,376
DISH Network Corp. Class A*	67,879	1,100,319
Gannett Co., Inc.§	3,065	10,942
Global Sources, Ltd.*§	200	1,442

See Accompanying Notes to Financial Statements.

Credit Suisse Trust — U.S. Equity Flex I Portfolio
Schedule of Investments (continued)
June 30, 2009 (unaudited)

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
Media
Harte-Hanks, Inc.§	23,195	$214,554
Interpublic Group of Cos., Inc.*§	3,982	20,109
Liberty Global, Inc. Class A*§	12,400	197,036
Live Nation, Inc.*	1,000	4,860
Marvel Entertainment, Inc.*§	13,800	491,142
Meredith Corp.§	1,400	35,770
Morningstar, Inc.*	200	8,246
National CineMedia, Inc.§	14,400	198,144
Omnicom Group, Inc.	1,700	53,686
Outdoor Channel Holdings, Inc.*§	200	1,180
Primedia, Inc.	300	603
Regal Entertainment Group Class A§	32,100	426,609
Scripps Networks Interactive Class A	1,100	30,613
The McGraw-Hill Cos., Inc.	25,800	776,838
The New York Times Co. Class A§	190	1,047
Valassis Communications, Inc.*	7,300	44,603
Virgin Media, Inc.§	3,555	33,239
		4,620,647
Metals & Mining (0.9%)
Allied Nevada Gold Corp.*§	500	4,030
AMCOL International Corp.§	1,200	25,896
Coeur d'Alene Mines Corp.*§	900	11,070
General Moly, Inc.*§	800	1,776
General Steel Holdings, Inc.*	100	397
Hecla Mining Co.*§	2,800	7,504
Horsehead Holding Corp.*§	300	2,235
Newmont Mining Corp.	6,565	268,312
Royal Gold, Inc.§	400	16,680
Stillwater Mining Co.*§	14,800	84,508
Walter Energy, Inc.§	4,100	148,584
Worthington Industries, Inc.§	44,675	571,393
		1,142,385
Multi-Utilities (2.6%)
CH Energy Group, Inc.§	7,357	343,572
MDU Resources Group, Inc.	3,000	56,910
PG&E Corp.§	10,600	407,464
Sempra Energy§	31,267	1,551,781
TECO Energy, Inc.§	17,569	209,598
Xcel Energy, Inc.	33,100	609,371
		3,178,696
Multiline Retail (1.0%)
99 Cents Only Stores*	12,400	168,392
Big Lots, Inc.*	8,100	170,343
Dollar Tree, Inc.*§	1,300	54,730
Family Dollar Stores, Inc.§	17,500	495,250

See Accompanying Notes to Financial Statements.

Credit Suisse Trust — U.S. Equity Flex I Portfolio
Schedule of Investments (continued)
June 30, 2009 (unaudited)

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
Multiline Retail
Fred's, Inc. Class A§	27,300	$343,980
Saks, Inc.*§	1,900	8,417
Tuesday Morning Corp.*	300	1,011
		1,242,123
Office Electronics (0.1%)
Xerox Corp.	16,100	104,328
Oil, Gas & Consumable Fuels (13.8%)
Alpha Natural Resources, Inc.*§	24,100	633,107
Apache Corp.	9,000	649,350
Atlas America, Inc.§	500	8,935
Atlas Pipeline Partners LP§	44,111	351,124
ATP Oil & Gas Corp.*§	300	2,088
Berry Petroleum Co. Class A§	16,100	299,299
BPZ Resources, Inc.*§	6,300	30,807
Cheniere Energy, Inc.*§	600	1,764
Clayton Williams Energy, Inc.*	200	3,774
Clean Energy Fuels Corp.*§	200	1,722
ConocoPhillips	30,879	1,298,771
Contango Oil & Gas Co.*	100	4,249
Crosstex Energy, Inc.	700	2,912
Delek US Holdings, Inc.	700	5,936
EnCana Corp.	5,800	286,926
Exxon Mobil Corp.	102,609	7,173,395
Foundation Coal Holdings, Inc.§	12,600	354,186
FX Energy, Inc.*	600	2,274
Gran Tierra Energy, Inc.*	2,756	9,508
Harvest Natural Resources, Inc.*§	400	1,764
Hess Corp.	6,200	333,250
International Coal Group, Inc.*§	1,800	5,148
Murphy Oil Corp.§	17,110	929,415
Northern Oil & Gas, Inc.*§	200	1,274
Occidental Petroleum Corp.	37,400	2,461,294
Patriot Coal Corp.*§	1,600	10,208
Peabody Energy Corp.§	400	12,064
Petro-Canada	29,300	1,125,706
Petroleum Development Corp.*	600	9,414
PetroQuest Energy, Inc.*	700	2,583
Pioneer Natural Resources Co.§	9,000	229,500
Rex Energy Corp.*	7,900	45,030
Rosetta Resources, Inc.*	1,700	14,875
Royal Dutch Shell PLC ADR	4,200	210,798
Sabine Royalty Trust§	100	4,479
Southwestern Energy Co.*	9,100	353,535
USEC, Inc.*§	8,200	43,624
Vaalco Energy, Inc.*	800	3,384
XTO Energy, Inc.	6,689	255,118
		17,172,590

See Accompanying Notes to Financial Statements.

Credit Suisse Trust — U.S. Equity Flex I Portfolio
Schedule of Investments (continued)
June 30, 2009 (unaudited)

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
Paper & Forest Products (0.0%)
Buckeye Technologies, Inc.*	500	$2,245
Clearwater Paper Corp.*	100	2,529
Deltic Timber Corp.§	200	7,094
Glatfelter	500	4,450
Louisiana-Pacific Corp.*§	1,400	4,788
MeadWestvaco Corp.	100	1,641
Neenah Paper, Inc.	800	7,048
Schweitzer-Mauduit International, Inc.	284	7,728
		37,523
Personal Products (0.1%)
Elizabeth Arden, Inc.*§	700	6,111
Mead Johnson Nutrition Co. Class A*	400	12,708
Nu Skin Enterprises, Inc. Class A	2,500	38,250
		57,069
Pharmaceuticals (7.7%)
Abbott Laboratories	21,400	1,006,656
BMP Sunstone Corp.*§	300	1,422
Bristol-Myers Squibb Co.	55,180	1,120,706
Cadence Pharmaceuticals, Inc.*§	400	3,996
Caraco Pharmaceutical Laboratories, Ltd.*§	200	614
Eli Lilly & Co.§	200	6,928
Indevus Pharmaceuticals, Inc. - (Escrow shares)*^	2,200	0
Inspire Phamaceuticals, Inc.*	600	3,336
Johnson & Johnson	18,231	1,035,521
Medicis Pharmaceutical Corp. Class A	1,470	23,990
Pfizer, Inc.§	261,940	3,929,100
POZEN, Inc.*	300	2,304
Questcor Pharmaceuticals, Inc.*	600	3,000
Schering-Plough Corp.	34,062	855,638
Sepracor, Inc.*§	28,132	487,246
Valeant Pharmaceuticals International*§	15,300	393,516
Vivus, Inc.*§	800	4,864
Warner Chilcott, Ltd. Class A*	12,800	168,320
Watson Pharmaceuticals, Inc.*§	15,190	511,751
		9,558,908
Professional Services (0.2%)
First Advantage Corp.*	100	1,521
FTI Consulting, Inc.*§	5,000	253,600
Hill International, Inc.*§	300	1,290
Odyssey Marine Exploration, Inc.*§	700	1,120
Spherion Corp.*	700	2,884
The Advisory Board Co.*§	200	5,140
		265,555

See Accompanying Notes to Financial Statements.

Credit Suisse Trust — U.S. Equity Flex I Portfolio
Schedule of Investments (continued)
June 30, 2009 (unaudited)

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
Real Estate Investment Trusts (1.7%)
Acadia Realty Trust	523	$6,825
Alexandria Real Estate Equities, Inc.§	500	17,895
AMB Property Corp.§	1,900	35,739
American Campus Communities, Inc.	600	13,308
American Capital Agency Corp.§	100	2,297
Annaly Capital Management, Inc.§	6,386	96,684
Anworth Mortgage Asset Corp.	1,274	9,186
Apartment Investment & Management Co. Class A§	1,488	13,169
Ashford Hospitality Trust, Inc.§	900	2,529
AvalonBay Communities, Inc.§	1,000	55,940
BioMed Realty Trust, Inc.	1,200	12,276
Boston Properties, Inc.§	1,488	70,978
Brandywine Realty Trust§	1,100	8,195
BRE Properties, Inc.§	600	14,256
Camden Property Trust§	800	22,080
Capstead Mortgage Corp.	800	10,168
CBL & Associates Properties, Inc.§	1,000	5,390
Cedar Shopping Centers, Inc.	500	2,260
Chimera Investment Corp.§	4,771	16,651
Colonial Properties Trust§	600	4,440
Corporate Office Properties Trust§	600	17,598
Cousins Properties, Inc.§	600	5,100
DCT Industrial Trust, Inc.§	2,356	9,612
Developers Diversified Realty Corp.§	1,800	8,784
DiamondRock Hospitality Co.§	1,400	8,764
Digital Realty Trust, Inc.§	1,000	35,850
Douglas Emmett, Inc.§	1,478	13,287
Duke Realty Corp.§	2,790	24,468
DuPont Fabros Technology, Inc.§	100	942
EastGroup Properties, Inc.	400	13,208
Entertainment Properties Trust§	500	10,300
Equity Lifestyle Properties, Inc.	300	11,154
Equity One, Inc.§	400	5,304
Equity Residential	3,369	74,893
Essex Property Trust, Inc.§	300	18,669
Extra Space Storage, Inc.§	1,100	9,185
Federal Realty Investment Trust	800	41,216
FelCor Lodging Trust, Inc.§	800	1,968
First Industrial Realty Trust, Inc.§	600	2,610
First Potomac Realty Trust	300	2,925
Franklin Street Properties Corp.§	735	9,739
Getty Realty Corp.§	200	3,774
Hatteras Financial Corp.§	200	5,718
HCP, Inc.§	3,457	73,254
Health Care REIT, Inc.	1,487	50,707
Healthcare Realty Trust, Inc.§	800	13,464
Hersha Hospitality Trust	500	1,240

See Accompanying Notes to Financial Statements.

Credit Suisse Trust — U.S. Equity Flex I Portfolio
Schedule of Investments (continued)
June 30, 2009 (unaudited)

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
Real Estate Investment Trusts
Highwoods Properties, Inc.	900	$20,133
Home Properties, Inc.§	400	13,640
Hospitality Properties Trust§	1,400	16,646
Host Hotels & Resorts, Inc.§	7,808	65,509
HRPT Properties Trust§	2,965	12,038
Inland Real Estate Corp.§	900	6,300
Investors Real Estate Trust	700	6,223
iStar Financial, Inc.§	1,300	3,692
Kilroy Realty Corp.§	400	8,216
Kimco Realty Corp.§	4,074	40,944
Kite Realty Group Trust	600	1,752
LaSalle Hotel Properties§	700	8,638
Lexington Realty Trust	1,208	4,107
Liberty Property Trust	1,300	29,952
LTC Properties, Inc.	300	6,135
Mack-Cali Realty Corp.	1,000	22,800
Medical Properties Trust, Inc.§	1,000	6,070
MFA Financial, Inc.	2,931	20,282
Mid-America Apartment Communities, Inc.§	400	14,684
Mission West Properties, Inc.	300	2,049
Monmouth Real Estate Investment Corp. Class A§	200	1,172
National Health Investors, Inc.	300	8,013
National Retail Properties, Inc.§	1,000	17,350
Nationwide Health Properties, Inc.	1,400	36,036
NorthStar Realty Finance Corp.§	800	2,264
Omega Healthcare Investors, Inc.§	1,000	15,520
Parkway Properties, Inc.	200	2,600
Pennsylvania Real Estate Investment Trust§	500	2,500
Plum Creek Timber Co., Inc.§	2,276	67,779
Post Properties, Inc.	600	8,064
Potlatch Corp.§	500	12,145
ProLogis§	5,760	46,426
PS Business Parks, Inc.§	200	9,688
Public Storage	1,689	110,596
Ramco-Gershenson Properties Trust§	200	2,002
Rayonier, Inc.	1,000	36,350
Realty Income Corp.§	1,300	28,496
Redwood Trust, Inc.§	800	11,808
Regency Centers Corp.§	1,000	34,910
Saul Centers, Inc.	100	2,957
Senior Housing Properties Trust	1,650	26,928
Simon Property Group, Inc.	3,571	183,656
SL Green Realty Corp.§	700	16,058
Sovran Self Storage, Inc.	300	7,380
Sun Communities, Inc.§	200	2,756
Sunstone Hotel Investors, Inc.	1,000	5,350
Tanger Factory Outlet Centers, Inc.	400	12,972

See Accompanying Notes to Financial Statements.

Credit Suisse Trust — U.S. Equity Flex I Portfolio
Schedule of Investments (continued)
June 30, 2009 (unaudited)

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
Real Estate Investment Trusts
Taubman Centers, Inc.	600	$16,116
The Macerich Co.§	927	16,324
U-Store-It Trust	600	2,940
UDR, Inc.§	1,890	19,524
Universal Health Realty Income Trust	100	3,152
Urstadt Biddle Properties, Class A	200	2,816
Ventas, Inc.§	1,979	59,093
Vornado Realty Trust§	2,008	90,420
Washington Real Estate Investment Trust	700	15,659
Weingarten Realty Investors§	1,400	20,314
		2,161,943
Real Estate Management & Development (0.0%)
Forest City Enterprises, Inc. Class A§	3,000	19,800
Road & Rail (0.2%)
Avis Budget Group, Inc.*§	1,300	7,345
CSX Corp.	300	10,389
Dollar Thrifty Automotive Group, Inc.*§	3,000	41,850
Marten Transport Ltd.*	500	10,380
Werner Enterprises, Inc.§	7,900	143,148
YRC Worldwide, Inc.*§	800	1,384
		214,496
Semiconductors & Semiconductor Equipment (4.3%)
Advanced Analogic Technologies, Inc.*	500	2,295
Advanced Micro Devices, Inc.*§	9,865	38,177
Amkor Technology, Inc.*§	1,375	6,504
Anadigics, Inc.*§	800	3,352
Applied Micro Circuits Corp.*	800	6,504
Atmel Corp.*	5,437	20,280
Broadcom Corp. Class A*	3,000	74,370
Brooks Automation, Inc.*	1,000	4,480
Cabot Microelectronics Corp.*	5,900	166,911
Cirrus Logic, Inc.*	900	4,050
Cree, Inc.*§	4,000	117,560
CSR PLC*	593	3,414
Cymer, Inc.*§	900	26,757
Cypress Semiconductor Corp.*§	340	3,128
Diodes, Inc.*	1,600	25,024
Entegris, Inc.*	1,500	4,080
FEI Co.*	1,700	38,930
Hittite Microwave Corp.*	3,200	111,200
Integrated Device Technology, Inc.*	2,100	12,684
Intel Corp.	18,800	311,140
Intersil Corp. Class A	3,600	45,252
IXYS Corp.§	200	2,024
Kopin Corp.*§	900	3,303

See Accompanying Notes to Financial Statements.

Credit Suisse Trust — U.S. Equity Flex I Portfolio
Schedule of Investments (continued)
June 30, 2009 (unaudited)

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
Semiconductors & Semiconductor Equipment
Kulicke & Soffa Industries, Inc.*	800	$2,744
LSI Corp.*§	8,159	37,205
Marvell Technology Group, Ltd.*	13,600	158,304
Maxim Integrated Products, Inc.§	26,300	412,647
Micrel, Inc.	600	4,392
Microsemi Corp.*	3,797	52,399
MIPS Technologies, Inc.*	600	1,800
MKS Instruments, Inc.*	22,600	298,094
Novellus Systems, Inc.*	49,100	819,970
OmniVision Technologies, Inc.*§	700	7,273
RF Micro Devices, Inc.*§	3,500	13,160
Rudolph Technologies, Inc.*	200	1,104
Semitool, Inc.*	200	924
Semtech Corp.*	30,027	477,730
Silicon Laboratories, Inc.*§	10,000	379,400
Skyworks Solutions, Inc.*	1,800	17,604
Supertex, Inc.*§	100	2,511
Techwell, Inc.*	100	850
Teradyne, Inc.*§	4,756	32,626
Tessera Technologies, Inc.*	4,600	116,334
Texas Instruments, Inc.	68,667	1,462,607
TriQuint Semiconductor, Inc.*	2,000	10,620
Zoran Corp.*	400	4,360
		5,346,077
Software (4.7%)
Activision Blizzard, Inc.*	2,400	30,312
Actuate Corp.*	500	2,390
Advent Software, Inc.*§	3,500	114,765
ANSYS, Inc.*§	766	23,869
AsiaInfo Holdings, Inc.*§	10,700	184,147
Autodesk, Inc.*	17,300	328,354
Blackbaud, Inc.§	632	9,828
Concur Technologies, Inc.*§	1,969	61,196
Deltek, Inc.*	300	1,302
Electronic Arts, Inc.*	34,300	744,996
Epicor Software Corp.*§	700	3,710
FalconStor Software, Inc.*	400	1,900
i2 Technologies, Inc.*	200	2,510
Informatica Corp.*	100	1,719
Micros Systems, Inc.*§	26,400	668,448
Microsoft Corp.	50,694	1,204,996
Novell, Inc.*	3,942	17,857
Parametric Technology Corp.*	876	10,240
PROS Holdings, Inc.*	200	1,624
Red Hat, Inc.*	36,960	744,005
Renaissance Learning, Inc.§	100	921
S1 Corp.*	600	4,140

See Accompanying Notes to Financial Statements.

Credit Suisse Trust — U.S. Equity Flex I Portfolio
Schedule of Investments (continued)
June 30, 2009 (unaudited)

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
Software
Salesforce.com, Inc.*§	8,700	$332,079
Solera Holdings, Inc.*	600	15,240
SonicWALL, Inc.*	700	3,836
SPSS, Inc.*	7,400	246,938
Sybase, Inc.*§	11,500	360,410
Symyx Technologies, Inc.*	500	2,925
Synopsys, Inc.*§	11,200	218,512
Take-Two Interactive Software, Inc.	40,400	382,588
THQ, Inc.*§	7,300	52,268
TIBCO Software, Inc.*	2,556	18,327
TiVo, Inc.*§	974	10,208
Ultimate Software Group, Inc.*	600	14,544
Websense, Inc.*	1,600	28,544
		5,849,648
Specialty Retail (4.5%)
Aaron's, Inc.	5,700	169,974
Aeropostale, Inc.*§	20,100	688,827
AutoNation, Inc.*§	23,319	404,585
Barnes & Noble, Inc.§	10,300	212,489
Big 5 Sporting Goods Corp.	200	2,212
Borders Group, Inc.*	800	2,944
Charlotte Russe Holding, Inc.*	200	2,576
Charming Shoppes, Inc.*§	1,500	5,580
Coldwater Creek, Inc.*§	600	3,636
Dick's Sporting Goods, Inc.*§	1,500	25,800
Dress Barn, Inc.*§	9,600	137,280
Foot Locker, Inc.§	65,982	690,831
GameStop Corp. Class A*	26,661	586,809
Hot Topic, Inc.*§	2,448	17,895
Limited Brands, Inc.§	8,100	96,957
Monro Muffler Brake, Inc.§	4,400	113,124
New York & Co., Inc.*§	300	927
Office Depot, Inc.*§	3,800	17,328
Pacific Sunwear of California, Inc.*§	900	3,033
Penske Auto Group, Inc.§	16,500	274,560
PetSmart, Inc.	33,200	712,472
RadioShack Corp.	19,860	277,245
Rent-A-Center, Inc.*	15,200	271,016
Sally Beauty Holdings, Inc.*§	5,200	33,072
Shoe Carnival, Inc.*	100	1,193
Sonic Automotive, Inc. Class A§	1,900	19,304
Stein Mart, Inc.*§	200	1,772
The Buckle, Inc.§	1,800	57,186
The Gap, Inc.	7,600	124,640
The Wet Seal, Inc. Class A*§	1,200	3,684
TJX Cos., Inc.	13,700	431,002
Tractor Supply Co.*§	5,828	240,813
		5,630,766

See Accompanying Notes to Financial Statements.

Credit Suisse Trust — U.S. Equity Flex I Portfolio
Schedule of Investments (continued)
June 30, 2009 (unaudited)

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
Textiles, Apparel & Luxury Goods (0.5%)
American Apparel, Inc.*§	500	$1,820
Crocs, Inc.*§	1,200	4,080
Fossil, Inc.*§	3,928	94,586
K-Swiss, Inc. Class A§	1,500	12,750
Liz Claiborne, Inc.§	1,800	5,184
Maidenform Brands, Inc.*	200	2,294
Quiksilver, Inc.*	1,500	2,775
Steven Madden, Ltd.*	200	5,090
The Warnaco Group, Inc.*	10,700	346,680
True Religion Apparel, Inc.*§	3,400	75,820
Weyco Group, Inc.§	100	2,309
		553,388
Thrifts & Mortgage Finance (0.8%)
Abington Bancorp, Inc.	300	2,388
Bank Mutual Corp.§	695	6,060
Beneficial Mutual Bancorp, Inc.*	400	3,840
Brookline Bancorp, Inc.§	770	7,177
Danvers Bancorp, Inc.§	200	2,690
Dime Community Bancshares§	10,100	92,011
First Financial Northwest, Inc.§	300	2,346
MGIC Investment Corp.§	1,800	7,920
NewAlliance Bancshares, Inc.§	52,100	599,150
Ocwen Financial Corp.§	5,580	72,373
Oritani Financial Corp.*§	200	2,742
Provident New York Bancorp§	500	4,060
Radian Group, Inc.§	1,100	2,992
Roma Financial Corp.§	200	2,548
TrustCo Bank Corp. NY§	34,710	205,136
United Financial Bancorp, Inc.	100	1,382
ViewPoint Financial Group§	100	1,523
Westfield Financial, Inc.§	400	3,624
		1,019,962
Tobacco (1.5%)
Alliance One International, Inc.*§	1,300	4,940
Lorillard, Inc.§	17,280	1,171,066
Philip Morris International, Inc.	15,200	663,024
STAR SCIENTIFIC, INC.*§	1,000	890
Universal Corp.	600	19,866
		1,859,786
Trading Companies & Distributors (0.1%)
Aceto Corp.§	400	2,668
Beacon Roofing Supply, Inc.*§	8,300	120,018
Rush Enterprises, Inc. Class A*	500	5,825
		128,511

See Accompanying Notes to Financial Statements.

Credit Suisse Trust — U.S. Equity Flex I Portfolio
Schedule of Investments (continued)
June 30, 2009 (unaudited)

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
Water Utilities (0.0%)
Aqua America, Inc.§	100	$1,790
SJW Corp.§	1,400	31,780
		33,570
Wireless Telecommunication Services (1.0%)
iPCS, Inc.*	200	2,992
NII Holdings, Inc.*	7,200	137,304
Shenandoah Telecommunications Co.§	500	10,145
Sprint Nextel Corp.*	37,880	182,203
Syniverse Holdings, Inc.*	4,000	64,120
Telephone & Data Systems, Inc.	6,900	195,270
United States Cellular Corp.*	16,903	649,920
USA Mobility, Inc.§	2,300	29,348
Virgin Mobile USA, Inc.*	500	2,010
		1,273,312
TOTAL COMMON STOCKS (Cost $145,953,479)		148,106,724
TOTAL LONG STOCK POSITIONS (Cost $145,953,479)		148,106,724
RIGHTS (0.0%)
Household Durables (0.0%)
Sealy Corp., strike price $25, expires 07/02/09* (Cost $1,174)	800	1,696
SHORT-TERM INVESTMENTS (11.3%)
State Street Navigator Prime Portfolio§§	13,601,590	13,601,590
	Par (000)
State Street Bank and Trust Co. Euro Time Deposit, 0.010%, 07/01/09	$484	484,000
TOTAL SHORT-TERM INVESTMENTS (Cost $14,085,590)		14,085,590
TOTAL INVESTMENTS AT VALUE (130.4%) (Cost $160,040,243)		162,194,010
TOTAL SECURITIES SOLD SHORT (-19.5%) (Proceeds $-24,364,915)		(24,261,159)
LIABILITIES IN EXCESS OF OTHER ASSETS (-10.9%)		(13,526,573)
NET ASSETS (100.0%)		$124,406,278
	Number of Shares
SHORT STOCK POSITIONS (-19.5%)
COMMON STOCKS (-19.5%)
Aerospace & Defense (-0.6%)
AAR Corp.*	(1,100)	(17,655)
Alliant Techsystems, Inc.*	(400)	(32,944)
BE Aerospace, Inc.*	(1,400)	(20,104)
Ceradyne, Inc.*	(1,000)	(17,660)
Curtiss-Wright Corp.	(700)	(20,811)
Ducommun, Inc.	(1,000)	(18,790)

See Accompanying Notes to Financial Statements.

Credit Suisse Trust — U.S. Equity Flex I Portfolio
Schedule of Investments (continued)
June 30, 2009 (unaudited)

	Number of Shares	Value
SHORT STOCK POSITIONS
COMMON STOCKS
Aerospace & Defense
DynCorp International, Inc. Class A*	(900)	$(15,111)
Esterline Technologies Corp.*	(800)	(21,656)
General Dynamics Corp.	(1,200)	(66,468)
HEICO Corp.	(500)	(18,130)
Hexcel Corp.*	(1,700)	(16,201)
Honeywell International, Inc.	(2,600)	(81,640)
L-3 Communications Holdings, Inc.	(700)	(48,566)
Ladish Co., Inc.*	(600)	(7,782)
Lockheed Martin Corp.	(1,200)	(96,780)
Moog, Inc. Class A*	(700)	(18,067)
Orbital Sciences Corp.*	(1,300)	(19,721)
Precision Castparts Corp.	(700)	(51,121)
Stanley, Inc.*	(600)	(19,728)
Teledyne Technologies, Inc.*	(300)	(9,825)
The Boeing Co.	(2,500)	(106,250)
TransDigm Group, Inc.*	(600)	(21,720)
Triumph Group, Inc.	(500)	(20,000)
		(766,730)
Air Freight & Logistics (-0.2%)
CH Robinson Worldwide, Inc.	(800)	(41,720)
Expeditors International of Washington, Inc.	(1,100)	(36,674)
FedEx Corp.	(1,200)	(66,744)
Hub Group, Inc. Class A*	(1,000)	(20,640)
United Parcel Service, Inc. Class B	(2,200)	(109,978)
		(275,756)
Airlines (-0.1%)
Continental Airlines, Inc. Class B*	(2,200)	(19,492)
Delta Air Lines, Inc.*	(4,800)	(27,792)
Southwest Airlines Co.	(4,400)	(29,612)
		(76,896)
Auto Components (-0.1%)
Autoliv, Inc.	(900)	(25,893)
Cooper Tire & Rubber Co.	(1,800)	(17,856)
Drew Industries, Inc.*	(1,100)	(13,387)
Johnson Controls, Inc.	(2,600)	(56,472)
Spartan Motors, Inc.	(800)	(9,064)
The Goodyear Tire & Rubber Co.*	(2,100)	(23,646)
TRW Automotive Holdings Corp.*	(1,600)	(18,080)
Wonder Auto Technology, Inc.*	(1,900)	(19,247)
		(183,645)
Automobiles (-0.0%)
Thor Industries, Inc.	(900)	(16,533)
Winnebago Industries, Inc.	(700)	(5,201)
		(21,734)

See Accompanying Notes to Financial Statements.

Credit Suisse Trust — U.S. Equity Flex I Portfolio
Schedule of Investments (continued)
June 30, 2009 (unaudited)

	Number of Shares	Value
SHORT STOCK POSITIONS
COMMON STOCKS
Beverages (-0.6%)
Brown-Forman Corp. Class B	(500)	$(21,490)
Central European Distribution Corp.*	(800)	(21,256)
Coca-Cola Enterprises, Inc.	(1,900)	(31,635)
Constellation Brands, Inc. Class A*	(100)	(1,268)
Molson Coors Brewing Co. Class B	(800)	(33,864)
PepsiCo, Inc.	(4,400)	(241,824)
The Coca-Cola Co.	(6,400)	(307,136)
The Pepsi Bottling Group, Inc.	(900)	(30,456)
		(688,929)
Biotechnology (-0.3%)
Alexion Pharmaceuticals, Inc.*	(500)	(20,560)
Allos Therapeutics, Inc.*	(1,000)	(8,290)
Amylin Pharmaceuticals, Inc.*	(1,700)	(22,950)
BioMarin Pharmaceutical, Inc.*	(900)	(14,049)
Celgene Corp.*	(1,500)	(71,760)
Cepheid, Inc.*	(1,900)	(17,898)
Emergent Biosolutions, Inc.*	(1,200)	(17,196)
Genzyme Corp.*	(1,100)	(61,237)
Gilead Sciences, Inc.*	(2,700)	(126,468)
Maxygen, Inc.*	(200)	(1,344)
Onyx Pharmaceuticals, Inc.*	(200)	(5,652)
Rigel Pharmaceuticals, Inc.*	(700)	(8,484)
Seattle Genetics, Inc.*	(1,800)	(17,496)
Vertex Pharmaceuticals, Inc.*	(1,000)	(35,640)
		(429,024)
Building Products (-0.1%)
Insteel Industries, Inc.	(1,900)	(15,656)
Lennox International, Inc.	(700)	(22,477)
Masco Corp.	(2,800)	(26,824)
Owens Corning*	(1,600)	(20,448)
Simpson Manufacturing Co., Inc.	(900)	(19,458)
		(104,863)
Capital Markets (-0.5%)
Ameriprise Financial, Inc.	(1,300)	(31,551)
Calamos Asset Management, Inc. Class A	(1,200)	(16,932)
Franklin Resources, Inc.	(700)	(50,407)
Janus Capital Group, Inc.	(1,700)	(19,380)
Jefferies Group, Inc.*	(1,200)	(25,596)
Knight Capital Group, Inc. Class A*	(900)	(15,345)
Lazard, Ltd. Class A	(900)	(24,228)
Legg Mason, Inc.	(1,100)	(26,818)
Morgan Stanley	(3,400)	(96,934)
Northern Trust Corp.	(400)	(21,472)
optionsXpress Holdings, Inc.	(300)	(4,659)

See Accompanying Notes to Financial Statements.

Credit Suisse Trust — U.S. Equity Flex I Portfolio
Schedule of Investments (continued)
June 30, 2009 (unaudited)

	Number of Shares	Value
SHORT STOCK POSITIONS
COMMON STOCKS
Capital Markets
Riskmetrics Group, Inc.*	(700)	$(12,362)
SEI Investments Co.	(1,300)	(23,452)
Stifel Financial Corp.*	(400)	(19,236)
T. Rowe Price Group, Inc.	(800)	(33,336)
The Goldman Sachs Group, Inc.	(1,500)	(221,160)
		(642,868)
Chemicals (-0.7%)
Air Products & Chemicals, Inc.	(900)	(58,131)
Airgas, Inc.	(700)	(28,371)
Albemarle Corp.	(900)	(23,013)
American Vanguard Corp.	(1,600)	(18,080)
Arch Chemicals, Inc.	(800)	(19,672)
Ashland, Inc.	(400)	(11,220)
Celanese Corp. Series A	(1,100)	(26,125)
Cytec Industries, Inc.	(1,000)	(18,620)
E.I. du Pont de Nemours & Co.	(3,100)	(79,422)
Ecolab, Inc.	(900)	(35,091)
FMC Corp.	(600)	(28,380)
H.B. Fuller Co.	(900)	(16,893)
Innophos Holdings, Inc.	(1,100)	(18,579)
International Flavors & Fragrances, Inc.	(800)	(26,176)
Koppers Holdings, Inc.	(800)	(21,096)
Monsanto Co.	(1,200)	(89,208)
Nalco Holding Co.	(1,300)	(21,892)
NewMarket Corp.	(200)	(13,466)
Olin Corp.	(1,700)	(20,213)
OM Group, Inc.*	(700)	(20,314)
PPG Industries, Inc.	(900)	(39,510)
Praxair, Inc.	(1,100)	(78,177)
Rockwood Holdings, Inc.*	(1,200)	(17,568)
RPM International, Inc.	(1,500)	(21,060)
Sensient Technologies Corp.	(600)	(13,542)
Solutia, Inc.*	(900)	(5,184)
The Dow Chemical Co.	(2,700)	(43,578)
The Mosaic Co.	(600)	(26,580)
W.R. Grace & Co.*	(1,500)	(18,555)
Zep, Inc.	(400)	(4,820)
		(862,536)
Commercial Banks (-0.2%)
Associated Banc-Corp.	(600)	(7,500)
Bancorpsouth, Inc.	(400)	(8,212)
Bank of Hawaii Corp.	(700)	(25,081)
City National Corp.	(600)	(22,098)
Comerica, Inc.	(1,200)	(25,380)
Commerce Bancshares, Inc.	(300)	(9,549)

See Accompanying Notes to Financial Statements.

Credit Suisse Trust — U.S. Equity Flex I Portfolio
Schedule of Investments (continued)
June 30, 2009 (unaudited)

	Number of Shares	Value
SHORT STOCK POSITIONS
COMMON STOCKS
Commercial Banks
Cullen/Frost Bankers, Inc.	(600)	$(27,672)
Fifth Third Bancorp	(1,100)	(7,810)
First Horizon National Corp.*	(1,643)	(19,711)
Iberiabank Corp.	(200)	(7,882)
Oriental Financial Group, Inc.	(1,800)	(17,460)
SVB Financial Group*	(800)	(21,776)
TCF Financial Corp.	(900)	(12,033)
Texas Capital Bancshares, Inc.*	(500)	(7,735)
Trustmark Corp.	(400)	(7,728)
Webster Financial Corp.	(2,200)	(17,710)
Wilmington Trust Corp.	(1,400)	(19,124)
		(264,461)
Commercial Services & Supplies (-0.5%)
ABM Industries, Inc.	(1,000)	(18,070)
American Ecology Corp.	(900)	(16,128)
American Reprographics Co.*	(2,000)	(16,640)
Avery Dennison Corp.	(600)	(15,408)
Clean Harbors, Inc.*	(100)	(5,399)
Comfort Systems USA, Inc.	(1,700)	(17,425)
Consolidated Graphics, Inc.*	(900)	(15,678)
Copart, Inc.*	(800)	(27,736)
Cornell Cos., Inc.*	(700)	(11,347)
Corrections Corp. of America*	(1,300)	(22,087)
Covanta Holding Corp.*	(1,400)	(23,744)
Deluxe Corp.	(700)	(8,967)
Ennis, Inc.	(1,400)	(17,444)
Herman Miller, Inc.	(500)	(7,670)
Iron Mountain, Inc.*	(1,100)	(31,625)
Knoll, Inc.	(2,400)	(18,192)
M&F Worldwide Corp.*	(500)	(10,000)
Mobile Mini, Inc.*	(600)	(8,802)
R. R. Donnelley & Sons Co.	(1,600)	(18,592)
Republic Services, Inc.	(1,600)	(39,056)
Steelcase, Inc. Class A	(3,200)	(18,624)
Stericycle, Inc.*	(700)	(36,071)
Team, Inc.*	(700)	(10,969)
Tetra Technologies, Inc.*	(400)	(11,460)
The Brink's Co.	(600)	(17,418)
The Geo Group, Inc.*	(1,000)	(18,580)
United Stationers, Inc.*	(600)	(20,928)
Viad Corp.	(1,100)	(18,942)
Waste Connections, Inc.*	(900)	(23,319)
Waste Management, Inc.	(2,000)	(56,320)
		(582,641)

See Accompanying Notes to Financial Statements.

Credit Suisse Trust — U.S. Equity Flex I Portfolio
Schedule of Investments (continued)
June 30, 2009 (unaudited)

	Number of Shares	Value
SHORT STOCK POSITIONS
COMMON STOCKS
Communications Equipment (-0.3%)
ADC Telecommunications, Inc.*	(2,400)	$(19,104)
Avocent Corp.*	(900)	(12,564)
Black Box Corp.	(200)	(6,694)
Brocade Communications Systems, Inc.*	(3,200)	(25,024)
Ciena Corp.*	(1,800)	(18,630)
CommScope, Inc.*	(900)	(23,634)
Comtech Telecommunications Corp.*	(700)	(22,316)
DG FastChannel, Inc.*	(800)	(14,640)
EchoStar Corp. Class A*	(600)	(9,564)
EMS Technologies, Inc.*	(200)	(4,180)
F5 Networks, Inc.*	(800)	(27,672)
Harris Corp.	(1,000)	(28,360)
Hughes Communications, Inc.*	(100)	(2,283)
InterDigital, Inc.*	(900)	(21,996)
Motorola, Inc.	(8,700)	(57,681)
Plantronics, Inc.	(1,100)	(20,801)
Polycom, Inc.*	(300)	(6,081)
QUALCOMM, Inc.	(1,900)	(85,880)
		(407,104)
Computers & Peripherals (-0.5%)
Diebold, Inc.	(900)	(23,724)
Imation Corp.	(2,100)	(15,981)
International Business Machines Corp.	(3,900)	(407,238)
Lexmark International, Inc. Class A*	(800)	(12,680)
NCR Corp.*	(1,800)	(21,294)
NetApp, Inc.*	(1,800)	(35,496)
Novatel Wireless, Inc.*	(500)	(4,510)
SanDisk Corp.*	(1,800)	(26,442)
Seagate Technology	(2,900)	(30,334)
Sun Microsystems, Inc.*	(4,000)	(36,880)
		(614,579)
Construction & Engineering (-0.2%)
EMCOR Group, Inc.*	(1,100)	(22,132)
Foster Wheeler AG*	(600)	(14,250)
Insituform Technologies, Inc. Class A*	(1,200)	(20,364)
Jacobs Engineering Group, Inc.*	(500)	(21,045)
MasTec, Inc.*	(700)	(8,204)
Orion Marine Group, Inc.*	(200)	(3,800)
Pike Electric Corp.*	(700)	(8,435)
Quanta Services, Inc.*	(1,200)	(27,756)
The Shaw Group, Inc.*	(700)	(19,187)
Tutor Perini Corp.*	(1,100)	(19,096)
URS Corp.*	(500)	(24,760)
		(189,029)

See Accompanying Notes to Financial Statements.

Credit Suisse Trust — U.S. Equity Flex I Portfolio
Schedule of Investments (continued)
June 30, 2009 (unaudited)

	Number of Shares	Value
SHORT STOCK POSITIONS
COMMON STOCKS
Construction Materials (-0.0%)
Eagle Materials, Inc.	(900)	$(22,716)
Consumer Finance (-0.2%)
American Express Co.	(3,400)	(79,016)
Capital One Financial Corp.	(2,000)	(43,760)
Cash America International, Inc.	(900)	(21,051)
Discover Financial Services	(2,800)	(28,756)
EZCORP, Inc. Class A*	(900)	(9,702)
Nelnet, Inc. Class A*	(700)	(9,513)
SLM Corp.*	(2,100)	(21,567)
		(213,365)
Containers & Packaging (-0.2%)
Aptargroup, Inc.	(600)	(20,262)
Ball Corp.	(700)	(31,612)
Bemis Co., Inc.	(200)	(5,040)
Crown Holdings, Inc.*	(1,200)	(28,968)
Greif, Inc. Class A	(600)	(26,532)
Owens-Illinois, Inc.*	(1,100)	(30,811)
Packaging Corp. of America	(1,400)	(22,680)
Rock-Tenn Co. Class A	(700)	(26,712)
Sonoco Products Co.	(1,000)	(23,950)
Temple-Inland, Inc.	(1,600)	(20,992)
		(237,559)
Distributors (-0.0%)
Genuine Parts Co.	(1,000)	(33,560)
Diversified Consumer Services (-0.1%)
DeVry, Inc.	(600)	(30,024)
ITT Educational Services, Inc.*	(300)	(30,198)
K12, Inc.*	(800)	(17,240)
Matthews International Corp. Class A	(300)	(9,336)
Pre-Paid Legal Services, Inc.*	(400)	(17,436)
Service Corp. International	(3,600)	(19,728)
Universal Technical Institute, Inc.*	(500)	(7,465)
		(131,427)
Diversified Financial Services (-0.3%)
Encore Capital Group, Inc.*	(600)	(7,950)
Financial Federal Corp.	(900)	(18,495)
IntercontinentalExchange, Inc.*	(400)	(45,696)
JPMorgan Chase & Co.	(6,800)	(231,948)
Leucadia National Corp.*	(1,300)	(27,417)
Moody's Corp.	(1,200)	(31,620)
NYSE Euronext	(800)	(21,800)
		(384,926)

See Accompanying Notes to Financial Statements.

Credit Suisse Trust — U.S. Equity Flex I Portfolio
Schedule of Investments (continued)
June 30, 2009 (unaudited)

	Number of Shares	Value
SHORT STOCK POSITIONS
COMMON STOCKS
Diversified Telecommunication Services (-0.3%)
BCE, Inc.	(900)	$(18,594)
CenturyTel, Inc.	(900)	(27,630)
Iowa Telecommunications Services, Inc.	(1,400)	(17,514)
Verizon Communications, Inc.	(8,000)	(245,840)
Windstream Corp.	(3,200)	(26,752)
		(336,330)
Electric Utilities (-0.7%)
Allegheny Energy, Inc.	(1,100)	(28,215)
ALLETE, Inc.	(800)	(23,000)
American Electric Power Co., Inc.	(1,900)	(54,891)
Duke Energy Corp.	(4,600)	(67,114)
Edison International	(1,400)	(44,044)
Entergy Corp.	(800)	(62,016)
Exelon Corp.	(2,100)	(107,541)
FirstEnergy Corp.	(1,300)	(50,375)
FPL Group, Inc.	(1,400)	(79,604)
IDACORP, Inc.	(900)	(23,526)
ITC Holdings Corp.	(600)	(27,216)
NV Energy, Inc.	(2,200)	(23,738)
Pepco Holdings, Inc.	(1,900)	(25,536)
Portland General Electric Co.	(1,100)	(21,428)
Progress Energy, Inc.	(1,200)	(45,396)
The Southern Co.	(2,600)	(81,016)
Unisource Energy Corp.	(800)	(21,232)
Westar Energy, Inc.	(1,200)	(22,524)
		(808,412)
Electrical Equipment (-0.3%)
A.O. Smith Corp.	(100)	(3,257)
Acuity Brands, Inc.	(800)	(22,440)
AMETEK, Inc.	(900)	(31,122)
AZZ, Inc.*	(600)	(20,646)
Baldor Electric Co.	(900)	(21,411)
Brady Corp. Class A	(200)	(5,024)
Emerson Electric Co.	(2,600)	(84,240)
General Cable Corp.*	(600)	(22,548)
GrafTech International, Ltd.*	(1,500)	(16,965)
Hubbell, Inc. Class B	(100)	(3,206)
Polypore International, Inc.*	(1,600)	(17,792)
Regal-Beloit Corp.	(600)	(23,832)
Rockwell Automation, Inc.	(800)	(25,696)
Roper Industries, Inc.	(700)	(31,717)
Woodward Governor Co.	(1,000)	(19,800)
		(349,696)

See Accompanying Notes to Financial Statements.

Credit Suisse Trust — U.S. Equity Flex I Portfolio
Schedule of Investments (continued)
June 30, 2009 (unaudited)

	Number of Shares	Value
SHORT STOCK POSITIONS
COMMON STOCKS
Electronic Equipment, Instruments & Components (-0.3%)
Agilent Technologies, Inc.*	(1,800)	$(36,558)
Amphenol Corp. Class A	(1,100)	(34,804)
Anixter International, Inc.*	(600)	(22,554)
Arrow Electronics, Inc.*	(1,100)	(23,364)
Avnet, Inc.*	(600)	(12,618)
AVX Corp.	(1,600)	(15,888)
Benchmark Electronics, Inc.*	(1,300)	(18,720)
Checkpoint Systems, Inc.*	(1,000)	(15,690)
Cogent, Inc.*	(900)	(9,657)
Comverge, Inc.*	(400)	(4,840)
Daktronics, Inc.	(916)	(7,053)
DTS, Inc.*	(200)	(5,414)
Itron, Inc.*	(400)	(22,028)
Molex, Inc.	(1,400)	(21,770)
National Instruments Corp.	(1,000)	(22,560)
Park Electrochemical Corp.	(300)	(6,459)
Plexus Corp.*	(700)	(14,322)
Trimble Navigation, Ltd.*	(1,200)	(23,556)
Tyco Electronics, Ltd.	(2,200)	(40,898)
Vishay Intertechnology, Inc.*	(1,500)	(10,185)
		(368,938)
Energy Equipment & Services (-0.6%)
Baker Hughes, Inc.	(1,400)	(51,016)
BJ Services Co.	(2,100)	(28,623)
Bristow Group, Inc.*	(100)	(2,963)
Cal Dive International, Inc.*	(300)	(2,589)
Cameron International Corp.*	(1,200)	(33,960)
Complete Production Services, Inc.*	(1,300)	(8,268)
Dawson Geophysical Co.*	(300)	(8,955)
Dril-Quip, Inc.*	(400)	(15,240)
Gulf Island Fabrication, Inc.	(300)	(4,749)
GulfMark Offshore, Inc.*	(700)	(19,320)
Halliburton Co.	(3,300)	(68,310)
Helix Energy Solutions Group, Inc.*	(1,800)	(19,566)
Helmerich & Payne, Inc.	(900)	(27,783)
Hornbeck Offshore Services, Inc.*	(700)	(14,973)
Key Energy Services, Inc.*	(3,300)	(19,008)
Lufkin Industries, Inc.	(500)	(21,025)
Matrix Service Co.*	(500)	(5,740)
Nabors Industries, Ltd.*	(1,800)	(28,044)
NATCO Group, Inc. Class A*	(200)	(6,584)
Oil States International, Inc.*	(900)	(21,789)
Patterson-UTI Energy, Inc.	(1,700)	(21,862)
Pride International, Inc.*	(1,100)	(27,566)
Schlumberger, Ltd.	(3,600)	(194,796)
Smith International, Inc.	(1,300)	(33,475)

See Accompanying Notes to Financial Statements.

Credit Suisse Trust — U.S. Equity Flex I Portfolio
Schedule of Investments (continued)
June 30, 2009 (unaudited)

	Number of Shares	Value
SHORT STOCK POSITIONS
COMMON STOCKS
Energy Equipment & Services
Superior Energy Services, Inc.*	(1,200)	$(20,724)
Superior Well Services, Inc.*	(2,200)	(13,090)
T-3 Energy Services, Inc.*	(500)	(5,955)
Tetra Technologies, Inc.*	(2,200)	(17,512)
Transocean, Ltd.*	(300)	(22,287)
Unit Corp.*	(800)	(22,056)
Weatherford International, Ltd.*	(900)	(17,604)
Willbros Group, Inc.*	(100)	(1,251)
		(806,683)
Food & Staples Retailing (-0.3%)
BJ's Wholesale Club, Inc.*	(800)	(25,784)
Costco Wholesale Corp.	(1,600)	(73,120)
CVS Caremark Corp.	(4,300)	(137,041)
Ruddick Corp.	(800)	(18,744)
Safeway, Inc.	(2,000)	(40,740)
SUPERVALU, Inc.	(1,800)	(23,310)
The Pantry, Inc.*	(200)	(3,320)
Walgreen Co.	(3,200)	(94,080)
		(416,139)
Food Products (-0.4%)
B&G Foods, Inc. Class A	(300)	(2,523)
Campbell Soup Co.	(1,200)	(35,304)
Chiquita Brands International, Inc.*	(1,800)	(18,468)
Corn Products International, Inc.	(900)	(24,111)
Flowers Foods, Inc.	(1,000)	(21,840)
Fresh Del Monte Produce, Inc.*	(300)	(4,878)
General Mills, Inc.	(1,200)	(67,224)
H.J. Heinz Co.	(1,300)	(46,410)
Kellogg Co.	(1,100)	(51,227)
McCormick & Co., Inc.	(900)	(29,277)
Ralcorp Holdings, Inc.*	(500)	(30,460)
Sanderson Farms, Inc.	(500)	(22,500)
Smithfield Foods, Inc.*	(1,500)	(20,955)
The Hain Celestial Group, Inc.*	(300)	(4,683)
The Hershey Co.	(1,000)	(36,000)
The J.M. Smucker Co.	(800)	(38,928)
Tootsie Roll Industries, Inc.	(100)	(2,269)
		(457,057)
Gas Utilities (-0.2%)
AGL Resources, Inc.	(800)	(25,440)
Atmos Energy Corp.	(900)	(22,536)
Energen Corp.	(700)	(27,930)
EQT Corp.	(900)	(31,419)
National Fuel Gas Co.	(800)	(28,864)

See Accompanying Notes to Financial Statements.

Credit Suisse Trust — U.S. Equity Flex I Portfolio
Schedule of Investments (continued)
June 30, 2009 (unaudited)

	Number of Shares	Value
SHORT STOCK POSITIONS
COMMON STOCKS
Gas Utilities
Oneok, Inc.	(900)	$(26,541)
Questar Corp.	(1,100)	(34,166)
South Jersey Industries, Inc.	(700)	(24,423)
Suburban Propane Partners LP	(200)	(8,434)
The Laclede Group, Inc.	(500)	(16,565)
WGL Holdings, Inc.	(800)	(25,616)
		(271,934)
Health Care Equipment & Supplies (-0.6%)
Abaxis, Inc.*	(200)	(4,108)
Analogic Corp.	(400)	(14,780)
Baxter International, Inc.	(2,000)	(105,920)
Beckman Coulter, Inc.	(400)	(22,856)
Becton, Dickinson and Co.	(800)	(57,048)
Boston Scientific Corp.*	(5,300)	(53,742)
Cantel Medical Corp.*	(300)	(4,869)
CONMED Corp.*	(800)	(12,416)
CR Bard, Inc.	(600)	(44,670)
Cyberonics, Inc.*	(300)	(4,989)
DENTSPLY International, Inc.	(1,000)	(30,520)
Edwards Lifesciences Corp.*	(200)	(13,606)
Gen-Probe, Inc.*	(300)	(12,894)
Haemonetics Corp.*	(400)	(22,800)
Hologic, Inc.*	(1,800)	(25,614)
Immucor, Inc.*	(600)	(8,256)
Insulet Corp.*	(2,300)	(17,710)
Inverness Medical Innovations, Inc.*	(400)	(14,232)
Kinetic Concepts, Inc.*	(800)	(21,800)
Masimo Corp.*	(200)	(4,822)
Meridian Bioscience, Inc.	(700)	(15,806)
Natus Medical, Inc.*	(400)	(4,616)
Neogen Corp.*	(100)	(2,898)
NuVasive, Inc.*	(200)	(8,920)
Quidel Corp.*	(1,300)	(18,928)
STERIS Corp.	(800)	(20,864)
Teleflex, Inc.	(600)	(26,898)
Volcano Corp.*	(600)	(8,388)
West Pharmaceutical Services, Inc.	(700)	(24,395)
Wright Medical Group, Inc.*	(900)	(14,634)
Zimmer Holdings, Inc.*	(1,000)	(42,600)
		(686,599)
Health Care Providers & Services (-0.4%)
Assisted Living Concepts, Inc.*	(300)	(4,365)
Cardinal Health, Inc.	(1,500)	(45,825)
Centene Corp.*	(1,000)	(19,980)
Chemed Corp.	(600)	(23,688)

See Accompanying Notes to Financial Statements.

Credit Suisse Trust — U.S. Equity Flex I Portfolio
Schedule of Investments (continued)
June 30, 2009 (unaudited)

	Number of Shares	Value
SHORT STOCK POSITIONS
COMMON STOCKS
Health Care Providers & Services
CIGNA Corp.	(1,100)	$(26,499)
DaVita, Inc.*	(700)	(34,622)
Emergency Medical Services Corp. Class A*	(200)	(7,364)
Hanger Orthopedic Group, Inc.*	(600)	(8,154)
Health Net, Inc.*	(700)	(10,885)
Henry Schein, Inc.*	(100)	(4,795)
Laboratory Corporation of America Holdings*	(700)	(47,453)
LHC Group, Inc.*	(200)	(4,442)
McKesson Corp.	(1,200)	(52,800)
MEDNAX, Inc.*	(500)	(21,065)
Owens & Minor, Inc.	(600)	(26,292)
Patterson Cos., Inc.*	(1,100)	(23,870)
PharMerica Corp.*	(1,000)	(19,630)
PSS World Medical, Inc.*	(100)	(1,851)
Quest Diagnostics, Inc.	(700)	(39,501)
Skilled Healthcare Group, Inc. Class A*	(500)	(3,750)
Universal Health Services, Inc. Class B	(400)	(19,540)
WellCare Health Plans, Inc.*	(1,100)	(20,339)
		(466,710)
Health Care Technology (-0.0%)
Allscripts-Misys Heathcare Solutions, Inc.	(800)	(12,688)
athenahealth, Inc.*	(200)	(7,402)
Eclipsys Corp.*	(500)	(8,890)
HLTH Corp.*	(700)	(9,170)
MedAssets, Inc.*	(700)	(13,615)
		(51,765)
Hotels, Restaurants & Leisure (-0.4%)
Bally Technologies, Inc.*	(300)	(8,976)
BJ's Restaurants, Inc.*	(700)	(11,809)
Bob Evans Farms, Inc.	(700)	(20,118)
Burger King Holdings, Inc.	(1,000)	(17,270)
Carnival Corp.	(500)	(12,885)
CEC Entertainment, Inc.*	(700)	(20,636)
Choice Hotels International, Inc.	(800)	(21,288)
Darden Restaurants, Inc.	(300)	(9,894)
Domino's Pizza, Inc.*	(800)	(5,992)
International Game Technology	(1,900)	(30,210)
International Speedway Corp. Class A	(800)	(20,488)
Landry's Restaurants, Inc.*	(500)	(4,300)
Marriott International, Inc. Class A	(1,606)	(35,451)
Monarch Casino & Resort, Inc.*	(1,500)	(10,950)
Orient-Express Hotels, Ltd. Class A	(1,200)	(10,188)
Penn National Gaming, Inc.*	(400)	(11,644)
Ruby Tuesday, Inc.*	(2,700)	(17,982)
Scientific Games Corp. Class A*	(1,200)	(18,924)

See Accompanying Notes to Financial Statements.

Credit Suisse Trust — U.S. Equity Flex I Portfolio
Schedule of Investments (continued)
June 30, 2009 (unaudited)

	Number of Shares	Value
SHORT STOCK POSITIONS
COMMON STOCKS
Hotels, Restaurants & Leisure
Starbucks Corp.*	(3,100)	$(43,059)
Starwood Hotels & Resorts Worldwide, Inc.	(1,300)	(28,860)
Tim Hortons, Inc.	(1,200)	(29,448)
Wyndham Worldwide Corp.	(1,800)	(21,816)
Yum! Brands, Inc.	(1,800)	(60,012)
		(472,200)
Household Durables (-0.3%)
Black & Decker Corp.	(700)	(20,062)
Blyth, Inc.	(600)	(19,674)
Centex Corp.	(1,900)	(16,074)
D.R. Horton, Inc.	(2,700)	(25,272)
Ethan Allen Interiors, Inc.	(1,600)	(16,576)
Fortune Brands, Inc.	(900)	(31,266)
Harman International Industries, Inc.	(1,000)	(18,800)
KB Home	(1,600)	(21,888)
M.D.C. Holdings, Inc.	(500)	(15,055)
M/I Homes, Inc.*	(1,400)	(13,706)
Meritage Homes Corp.*	(1,000)	(18,860)
Mohawk Industries, Inc.*	(700)	(24,976)
Pulte Homes, Inc.	(2,400)	(21,192)
Ryland Group, Inc.	(1,100)	(18,436)
Snap-on, Inc.	(800)	(22,992)
The Stanley Works	(800)	(27,072)
Toll Brothers, Inc.*	(1,400)	(23,758)
Whirlpool Corp.	(500)	(21,280)
		(376,939)
Household Products (-0.2%)
Church & Dwight Co., Inc.	(600)	(32,586)
Clorox Co.	(800)	(44,664)
Colgate-Palmolive Co.	(1,700)	(120,258)
Energizer Holdings, Inc.*	(500)	(26,120)
Kimberly-Clark Corp.	(1,500)	(78,645)
		(302,273)
Independent Power Producers & Energy Traders (-0.0%)
Calpine Corp.*	(2,300)	(25,645)
Constellation Energy Group, Inc.	(1,200)	(31,896)
		(57,541)
Industrial Conglomerates (-0.0%)
Otter Tail Corp.	(900)	(19,656)
Textron, Inc.	(2,300)	(22,218)
Tyco International, Ltd.	(500)	(12,990)
		(54,864)

See Accompanying Notes to Financial Statements.

Credit Suisse Trust — U.S. Equity Flex I Portfolio
Schedule of Investments (continued)
June 30, 2009 (unaudited)

	Number of Shares	Value
SHORT STOCK POSITIONS
COMMON STOCKS
Insurance (-0.6%)
American Financial Group, Inc.	(800)	$(17,264)
Amtrust Financial Services, Inc.	(1,300)	(14,820)
AON Corp.	(1,200)	(45,444)
Arch Capital Group, Ltd.*	(400)	(23,432)
Aspen Insurance Holdings, Ltd.	(1,000)	(22,340)
Assurant, Inc.	(1,000)	(24,090)
Brown & Brown, Inc.	(1,200)	(23,916)
CNA Surety Corp.*	(600)	(8,094)
Delphi Financial Group, Inc. Class A	(700)	(13,601)
FBL Financial Group, Inc. Class A	(1,800)	(14,868)
Fidelity National Financial, Inc. Class A	(1,700)	(23,001)
First Mercury Financial Corp.	(1,200)	(16,524)
Genworth Financial, Inc. Class A	(3,200)	(22,368)
Hilltop Holdings, Inc.*	(400)	(4,748)
Marsh & McLennan Cos., Inc.	(2,200)	(44,286)
Mercury General Corp.	(400)	(13,372)
Montpelier Re Holdings, Ltd.	(1,400)	(18,606)
National Financial Partners Corp.	(2,200)	(16,104)
Old Republic International Corp.	(2,400)	(23,640)
PartnerRe, Ltd.	(200)	(12,990)
Platinum Underwriters Holdings, Ltd.	(800)	(22,872)
ProAssurance Corp.*	(500)	(23,105)
Reinsurance Group of America, Inc.	(800)	(27,928)
RenaissanceRe Holdings, Ltd.	(500)	(23,270)
RLI Corp.	(500)	(22,400)
Seabright Insurance Holdings*	(400)	(4,052)
Stewart Information Services Corp.	(200)	(2,850)
The Allstate Corp.	(2,200)	(53,680)
The Hanover Insurance Group, Inc.	(700)	(26,677)
The Travelers Cos., Inc.	(2,000)	(82,080)
W.R. Berkley Corp.	(1,200)	(25,764)
XL Capital, Ltd. Class A	(2,200)	(25,212)
Zenith National Insurance Corp.	(1,000)	(21,740)
		(765,138)
Internet & Catalog Retail (-0.0%)
PetMed Express, Inc.*	(300)	(4,509)
Internet Software & Services (-0.1%)
Akamai Technologies, Inc.*	(1,400)	(26,852)
eBay, Inc.*	(900)	(15,417)
GSI Commerce, Inc.*	(1,300)	(18,525)
IAC/InterActiveCorp*	(900)	(14,445)
Omniture, Inc.*	(400)	(5,024)
Switch & Data Facilities Co., Inc.*	(400)	(4,692)
Vignette Corp.*	(300)	(3,945)
		(88,900)

See Accompanying Notes to Financial Statements.

Credit Suisse Trust — U.S. Equity Flex I Portfolio
Schedule of Investments (continued)
June 30, 2009 (unaudited)

	Number of Shares	Value
SHORT STOCK POSITIONS
COMMON STOCKS
IT Services (-0.4%)
Accenture, Ltd. Class A	(2,000)	$(66,920)
Affiliated Computer Services, Inc.*	(700)	(31,094)
Amdocs, Ltd.*	(1,300)	(27,885)
CACI International, Inc. Class A*	(500)	(21,355)
Computer Sciences Corp.*	(900)	(39,870)
Convergys Corp.*	(1,200)	(11,136)
DST Systems, Inc.*	(700)	(25,865)
Fiserv, Inc.*	(900)	(41,130)
Global Payments, Inc.	(800)	(29,968)
Mantech International Corp. Class A*	(200)	(8,608)
MasterCard, Inc. Class A	(400)	(66,924)
MAXIMUS, Inc.	(200)	(8,250)
Metavante Technologies, Inc.*	(1,000)	(25,860)
Paychex, Inc.	(300)	(7,560)
Perot Systems Corp. Class A*	(1,400)	(20,062)
SRA International, Inc. Class A*	(1,100)	(19,316)
TeleTech Holdings, Inc.*	(600)	(9,090)
Total System Services, Inc.	(1,700)	(22,763)
		(483,656)
Leisure Equipment & Products (-0.0%)
Callaway Golf Co.	(2,700)	(13,689)
Hasbro, Inc.	(500)	(12,120)
JAKKS Pacific, Inc.*	(1,500)	(19,245)
		(45,054)
Life Sciences Tools & Services (-0.3%)
Affymetrix, Inc.*	(1,500)	(8,895)
AMAG Pharmaceuticals, Inc.*	(400)	(21,868)
Bruker Corp.*	(500)	(4,630)
Charles River Laboratories International, Inc.*	(800)	(27,000)
Covance, Inc.*	(600)	(29,520)
Illumina, Inc.*	(800)	(31,152)
Life Technologies Corp.*	(900)	(37,548)
Millipore Corp.*	(500)	(35,105)
PARAXEL International Corp.*	(1,000)	(14,380)
PerkinElmer, Inc.	(1,100)	(19,140)
Pharmaceutical Product Development, Inc.	(1,000)	(23,220)
Techne Corp.	(500)	(31,905)
Thermo Fisher Scientific, Inc.*	(1,600)	(65,232)
Varian, Inc.*	(400)	(15,772)
		(365,367)
Machinery (-0.9%)
Actuant Corp. Class A	(1,300)	(15,860)
AGCO Corp.*	(900)	(26,163)
Astec Industries, Inc.*	(700)	(20,783)

See Accompanying Notes to Financial Statements.

Credit Suisse Trust — U.S. Equity Flex I Portfolio
Schedule of Investments (continued)
June 30, 2009 (unaudited)

	Number of Shares	Value
SHORT STOCK POSITIONS
COMMON STOCKS
Machinery
Badger Meter, Inc.	(400)	$(16,400)
Barnes Group, Inc.	(1,500)	(17,835)
Blount International, Inc.*	(2,000)	(17,220)
Briggs & Stratton Corp.	(1,300)	(17,342)
Cascade Corp.	(900)	(14,157)
Caterpillar, Inc.	(2,300)	(75,992)
CLARCOR, Inc.	(800)	(23,352)
Colfax Corp.*	(300)	(2,316)
Columbus McKinnon Corp.*	(1,400)	(17,710)
Cummins, Inc.	(800)	(28,168)
Danaher Corp.	(1,000)	(61,740)
Deere & Co.	(1,700)	(67,915)
Donaldson Co., Inc.	(800)	(27,712)
Dover Corp.	(1,100)	(36,399)
Dynamic Materials Corp.	(900)	(17,352)
Eaton Corp.	(900)	(40,149)
EnPro Industries, Inc.*	(1,000)	(18,010)
ESCO Technologies, Inc.*	(400)	(17,920)
Gardner Denver, Inc.*	(900)	(22,653)
Graco, Inc.	(1,000)	(22,020)
Harsco Corp.	(500)	(14,150)
IDEX Corp.	(1,000)	(24,570)
Illinois Tool Works, Inc.	(1,800)	(67,212)
Ingersoll Rand PLC	(1,700)	(35,530)
Joy Global, Inc.	(300)	(10,716)
Kadant, Inc.*	(400)	(4,516)
Kaydon Corp.	(500)	(16,280)
Kennametal, Inc.	(1,100)	(21,098)
Lincoln Electric Holdings, Inc.	(700)	(25,228)
Mueller Industries, Inc.	(900)	(18,720)
Navistar International Corp.*	(200)	(8,720)
PACCAR, Inc.	(1,600)	(52,016)
Parker Hannifin Corp.	(900)	(38,664)
Sauer-Danfoss, Inc.	(600)	(3,678)
SPX Corp.	(500)	(24,485)
Terex Corp.*	(1,600)	(19,312)
Trinity Industries, Inc.	(1,400)	(19,068)
Valmont Industries, Inc.	(400)	(28,832)
Wabtec Corp.	(700)	(22,519)
Watts Water Technologies, Inc. Class A	(900)	(19,386)
		(1,099,868)
Marine (-0.0%)
Alexander & Baldwin, Inc.	(400)	(9,376)
Kirby Corp.*	(300)	(9,537)
		(18,913)

See Accompanying Notes to Financial Statements.

Credit Suisse Trust — U.S. Equity Flex I Portfolio
Schedule of Investments (continued)
June 30, 2009 (unaudited)

	Number of Shares	Value
SHORT STOCK POSITIONS
COMMON STOCKS
Media (-0.4%)
Arbitron, Inc.	(1,100)	$(17,479)
CBS Corp. Class B	(3,800)	(26,296)
Comcast Corp., Special Class A	(1,200)	(16,920)
Discovery Communications, Inc. Class A*	(800)	(18,040)
Dolan Media Co.*	(500)	(6,395)
DreamWorks Animation SKG, Inc. Class A*	(900)	(24,831)
Interactive Data Corp.	(500)	(11,570)
John Wiley & Sons, Inc. Class A	(500)	(16,625)
Liberty Media Corp. - Capital Series A*	(500)	(6,780)
Liberty Media Corp. - Entertainment Series A*	(700)	(18,725)
Scholastic Corp.	(200)	(3,958)
The Walt Disney Co.	(5,900)	(137,647)
Time Warner Cable, Inc.	(1,500)	(47,505)
Time Warner, Inc.	(3,800)	(95,722)
Viacom, Inc. Class B*	(600)	(13,620)
World Wrestling Entertainment, Inc. Class A	(1,300)	(16,328)
		(478,441)
Metals & Mining (-0.4%)
A.M. Castle & Co.	(700)	(8,456)
AK Steel Holding Corp.	(1,200)	(23,028)
Alcoa, Inc.	(4,200)	(43,386)
Allegheny Technologies, Inc.	(700)	(24,451)
Carpenter Technology Corp.	(900)	(18,729)
Century Aluminum Co.*	(2,600)	(16,198)
Cliffs Natural Resources, Inc.	(800)	(19,576)
Commercial Metals Co.	(1,400)	(22,442)
Compass Minerals International, Inc.	(400)	(21,964)
Freeport-McMoRan Copper & Gold, Inc.	(1,600)	(80,176)
Haynes International, Inc.*	(800)	(18,960)
Kaiser Aluminum Corp.	(500)	(17,955)
Nucor Corp.	(1,200)	(53,316)
Reliance Steel & Aluminum Co.	(700)	(26,873)
RTI International Metals, Inc.*	(1,000)	(17,670)
Schnitzer Steel Industries, Inc. Class A	(300)	(15,858)
Steel Dynamics, Inc.	(1,500)	(22,095)
Titanium Metals Corp.	(1,900)	(17,461)
		(468,594)
Multi-Utilities (-0.4%)
Alliant Energy Corp.	(900)	(23,517)
Ameren Corp.	(600)	(14,934)
Avista Corp.	(500)	(8,905)
Black Hills Corp.	(900)	(20,691)
Centerpoint Energy, Inc.	(2,400)	(26,592)
CMS Energy Corp.	(1,800)	(21,744)
Consolidated Edison, Inc.	(1,200)	(44,904)

See Accompanying Notes to Financial Statements.

Credit Suisse Trust — U.S. Equity Flex I Portfolio
Schedule of Investments (continued)
June 30, 2009 (unaudited)

	Number of Shares	Value
SHORT STOCK POSITIONS
COMMON STOCKS
Multi-Utilities
Dominion Resources, Inc.	(2,100)	$(70,182)
Integrys Energy Group, Inc.	(800)	(23,992)
NiSource, Inc.	(2,100)	(24,486)
NorthWestern Corp.	(200)	(4,552)
OGE Energy Corp.	(600)	(16,992)
PNM Resources, Inc.	(500)	(5,355)
Public Service Enterprise Group, Inc.	(1,900)	(61,997)
SCANA Corp.	(900)	(29,223)
Vectren Corp.	(1,000)	(23,430)
Wisconsin Energy Corp.	(800)	(32,568)
		(454,064)
Multiline Retail (-0.2%)
J.C. Penney Co., Inc.	(1,300)	(37,323)
Kohl's Corp.*	(1,300)	(55,575)
Macy's, Inc.	(2,600)	(30,576)
Target Corp.	(2,600)	(102,622)
		(226,096)
Office Electronics (-0.0%)
Zebra Technologies Corp. Class A*	(900)	(21,294)
Oil, Gas & Consumable Fuels (-1.3%)
Anadarko Petroleum Corp.	(1,800)	(81,702)
Arch Coal, Inc.	(1,400)	(21,518)
Arena Resources, Inc.*	(600)	(19,110)
Atlas Energy Resources LLC	(800)	(16,344)
Bill Barrett Corp.*	(200)	(5,492)
Cabot Oil & Gas Corp.	(900)	(27,576)
Carrizo Oil & Gas, Inc.*	(1,000)	(17,150)
Chesapeake Energy Corp.	(2,600)	(51,558)
Chevron Corp.	(3,300)	(218,625)
Cimarex Energy Co.	(900)	(25,506)
CNX Gas Corp.*	(800)	(21,016)
Comstock Resources, Inc.*	(500)	(16,525)
Concho Resources, Inc.*	(700)	(20,083)
Continental Resources, Inc.*	(700)	(19,425)
CVR Energy, Inc.*	(2,300)	(16,859)
Denbury Resources, Inc.*	(1,900)	(27,987)
Devon Energy Corp.	(1,600)	(87,200)
DHT Maritime, Inc.	(700)	(3,647)
El Paso Corp.	(3,800)	(35,074)
El Paso Pipeline Partners LP	(700)	(12,271)
Enbridge Energy Partners LP	(400)	(15,432)
Encore Acquisition Co.*	(800)	(24,680)
Energy Transfer Partners LP	(500)	(20,245)
EOG Resources, Inc.	(1,100)	(74,712)
EXCO Resources, Inc.*	(1,800)	(23,256)

See Accompanying Notes to Financial Statements.

Credit Suisse Trust — U.S. Equity Flex I Portfolio
Schedule of Investments (continued)
June 30, 2009 (unaudited)

	Number of Shares	Value
SHORT STOCK POSITIONS
COMMON STOCKS
Oil, Gas & Consumable Fuels
Forest Oil Corp.*	(1,400)	$(20,888)
Frontier Oil Corp.	(1,500)	(19,665)
GMX Resources, Inc.*	(1,200)	(12,768)
Goodrich Petroleum Corp.*	(600)	(14,754)
Gulfport Energy Corp.*	(1,300)	(8,905)
Holly Corp.	(1,000)	(17,980)
Inergy LP	(800)	(20,392)
James River Coal Co.*	(100)	(1,513)
Kinder Morgan Management LLC*	(500)	(22,585)
Mariner Energy, Inc.*	(1,600)	(18,800)
Massey Energy Co.	(1,000)	(19,540)
Newfield Exploration Co.*	(900)	(29,403)
Noble Energy, Inc.	(900)	(53,073)
NuStar Energy LP	(300)	(16,209)
Penn Virginia Corp.	(200)	(3,274)
Petrohawk Energy Corp.*	(1,600)	(35,680)
Plains Exploration & Production Co.*	(1,000)	(27,360)
Quicksilver Resources, Inc.*	(1,000)	(9,290)
Range Resources Corp.	(900)	(37,269)
SandRidge Energy, Inc.*	(700)	(5,964)
Southern Union Co.	(500)	(9,195)
Spectra Energy Corp.	(2,700)	(45,684)
St. Mary Land & Exploration Co.	(1,000)	(20,870)
Stone Energy Corp.*	(2,200)	(16,324)
Sunoco, Inc.	(1,100)	(25,520)
Swift Energy Co.*	(1,000)	(16,650)
Teekay Corp.	(900)	(18,927)
TEPPCO Partners LP	(600)	(17,916)
Tesoro Corp.	(900)	(11,457)
The Williams Cos., Inc.	(2,400)	(37,464)
Valero Energy Corp.	(2,400)	(40,536)
W&T Offshore, Inc.	(1,700)	(16,558)
Whiting Petroleum Corp.*	(700)	(24,612)
World Fuel Services Corp.	(500)	(20,615)
		(1,620,633)
Paper & Forest Products (-0.1%)
International Paper Co.	(2,300)	(34,799)
Wausau Paper Corp.	(2,400)	(16,128)
Weyerhaeuser Co.	(1,300)	(39,559)
		(90,486)
Personal Products (-0.1%)
Alberto-Culver Co.	(300)	(7,629)
Avon Products, Inc.	(1,900)	(48,982)
Bare Escentuals, Inc.*	(1,200)	(10,644)
Herbalife, Ltd.	(500)	(15,770)

See Accompanying Notes to Financial Statements.

Credit Suisse Trust — U.S. Equity Flex I Portfolio
Schedule of Investments (continued)
June 30, 2009 (unaudited)

	Number of Shares	Value
SHORT STOCK POSITIONS
COMMON STOCKS
Personal Products
NBTY, Inc.*	(800)	$(22,496)
Prestige Brands Holdings, Inc.*	(2,800)	(17,220)
The Estee Lauder Cos., Inc. Class A	(800)	(26,136)
		(148,877)
Pharmaceuticals (-0.3%)
Allergan, Inc.	(1,200)	(57,096)
Auxilium Pharmaceuticals, Inc.*	(200)	(6,276)
Cypress Bioscience, Inc.*	(1,800)	(16,956)
Endo Pharmaceuticals Holdings, Inc.*	(1,300)	(23,296)
Forest Laboratories, Inc.*	(1,100)	(27,621)
King Pharmaceuticals, Inc.*	(2,400)	(23,112)
Obagi Medical Products, Inc.*	(600)	(4,374)
Optimer Pharmaceuticals, Inc.*	(400)	(5,988)
Pain Therapeutics, Inc.*	(600)	(3,222)
Par Pharmaceutical Cos., Inc.*	(1,000)	(15,150)
Perrigo Co.	(900)	(25,002)
Viropharma, Inc.*	(800)	(4,744)
Wyeth	(3,900)	(177,021)
XenoPort, Inc.*	(800)	(18,536)
		(408,394)
Professional Services (-0.3%)
Administaff, Inc.	(800)	(18,616)
CBIZ, Inc.*	(300)	(2,136)
CoStar Group, Inc.*	(500)	(19,935)
Dun & Bradstreet Corp.	(500)	(40,605)
Equifax, Inc.	(1,000)	(26,100)
Heidrick & Struggles International, Inc.	(400)	(7,300)
Huron Consulting Group, Inc.*	(500)	(23,115)
ICF International, Inc.*	(700)	(19,313)
IHS, Inc. Class A*	(600)	(29,922)
Korn/Ferry International*	(1,600)	(17,024)
Manpower, Inc.	(700)	(29,638)
Monster Worldwide, Inc.*	(1,700)	(20,077)
MPS Group, Inc.*	(2,300)	(17,572)
Navigant Consulting, Inc.*	(1,400)	(18,088)
Resources Global Professionals, Inc.*	(1,100)	(18,887)
Robert Half International, Inc.	(1,200)	(28,344)
The Corporate Executive Board Co.	(800)	(16,608)
TrueBlue, Inc.*	(2,100)	(17,640)
Watson Wyatt Worldwide, Inc. Class A	(500)	(18,765)
		(389,685)

See Accompanying Notes to Financial Statements.

Credit Suisse Trust — U.S. Equity Flex I Portfolio
Schedule of Investments (continued)
June 30, 2009 (unaudited)

	Number of Shares	Value
SHORT STOCK POSITIONS
COMMON STOCKS
Real Estate Management & Development (-0.1%)
CB Richard Ellis Group, Inc. Class A*	(2,500)	$(23,400)
Consolidated-Tomoka Land Co.	(100)	(3,508)
Forestar Real Estate Group, Inc.*	(1,400)	(16,632)
Jones Lang LaSalle, Inc.	(700)	(22,911)
The St. Joe Co.*	(500)	(13,245)
		(79,696)
Road & Rail (-0.3%)
Arkansas Best Corp.	(700)	(18,445)
Burlington Northern Santa Fe Corp.	(1,100)	(80,894)
Con-way, Inc.	(700)	(24,717)
Genesee & Wyoming, Inc. Class A*	(400)	(10,604)
Heartland Express, Inc.	(300)	(4,416)
Hertz Global Holdings, Inc.*	(3,200)	(25,568)
J.B. Hunt Transport Services, Inc.	(900)	(27,477)
Kansas City Southern*	(1,000)	(16,110)
Landstar System, Inc.	(700)	(25,137)
Norfolk Southern Corp.	(1,500)	(56,505)
Old Dominion Freight Line, Inc.*	(700)	(23,499)
Ryder System, Inc.	(800)	(22,336)
Saia, Inc.*	(500)	(9,005)
Union Pacific Corp.	(1,700)	(88,502)
		(433,215)
Semiconductors & Semiconductor Equipment (-0.5%)
Altera Corp.	(1,900)	(30,932)
Analog Devices, Inc.	(1,500)	(37,170)
Applied Materials, Inc.	(5,100)	(55,947)
Atheros Communications*	(1,100)	(21,164)
ATMI, Inc.*	(600)	(9,318)
Cavium Networks, Inc.*	(800)	(13,448)
Fairchild Semiconductor International, Inc.*	(1,100)	(7,689)
FormFactor, Inc.*	(1,000)	(17,240)
International Rectifier Corp.*	(1,300)	(19,253)
Kla-Tencor Corp.	(1,200)	(30,300)
Lam Research Corp.*	(1,000)	(26,000)
Linear Technology Corp.	(1,400)	(32,690)
MEMC Electronic Materials, Inc.*	(1,500)	(26,715)
Microchip Technology, Inc.	(1,300)	(29,315)
Micron Technology, Inc.*	(4,800)	(24,288)
Monolithic Power Systems, Inc.*	(900)	(20,169)
National Semiconductor Corp.	(1,900)	(23,845)
Nvidia Corp.*	(3,100)	(34,999)
ON Semiconductor Corp.*	(3,500)	(24,010)
PMC-Sierra, Inc.*	(700)	(5,572)
Power Integrations, Inc.	(800)	(19,032)
Varian Semiconductor Equipment Associates, Inc.*	(1,000)	(23,990)
Xilinx, Inc.	(1,600)	(32,736)
		(565,822)

See Accompanying Notes to Financial Statements.

Credit Suisse Trust — U.S. Equity Flex I Portfolio
Schedule of Investments (continued)
June 30, 2009 (unaudited)

	Number of Shares	Value
SHORT STOCK POSITIONS
COMMON STOCKS
Software (-0.4%)
ACI Worldwide, Inc.*	(400)	$(5,584)
Adobe Systems, Inc.*	(2,000)	(56,600)
ArcSight, Inc.*	(200)	(3,554)
Blackboard, Inc.*	(500)	(14,430)
BMC Software, Inc.*	(1,000)	(33,790)
CA, Inc.	(900)	(15,687)
Cadence Design Systems, Inc.*	(2,400)	(14,160)
Citrix Systems, Inc.*	(1,100)	(35,079)
Commvault Systems, Inc.*	(100)	(1,658)
Double-Take Software, Inc.*	(500)	(4,325)
EPIQ Systems, Inc.*	(1,100)	(16,885)
Fair Isaac Corp.	(200)	(3,092)
Intuit, Inc.*	(1,500)	(42,240)
Jack Henry & Associates, Inc.	(500)	(10,375)
JDA Software Group, Inc.*	(600)	(8,976)
Manhattan Associates, Inc.*	(200)	(3,644)
McAfee, Inc.*	(900)	(37,971)
Nuance Communications, Inc.*	(1,800)	(21,762)
Oracle Corp.	(1,400)	(29,988)
Progress Software Corp.*	(800)	(16,936)
Symantec Corp.*	(2,300)	(35,788)
Synchronoss Technologies, Inc.*	(1,000)	(12,270)
Taleo Corp. Class A*	(300)	(5,481)
TeleCommunication Systems, Inc. Class A*	(2,600)	(18,486)
Tyler Technologies, Inc.*	(1,100)	(17,182)
VASCO Data Security International, Inc.*	(1,300)	(9,503)
		(475,446)
Specialty Retail (-0.8%)
Abercrombie & Fitch Co. Class A	(900)	(22,851)
Advance Auto Parts, Inc.	(800)	(33,192)
America's Car-Mart, Inc.*	(200)	(4,100)
American Eagle Outfitters, Inc.	(1,700)	(24,089)
AnnTaylor Stores Corp.*	(2,400)	(19,152)
Asbury Automotive Group, Inc.	(1,700)	(17,408)
AutoZone, Inc.*	(200)	(30,222)
Bed Bath & Beyond, Inc.*	(1,300)	(39,975)
Best Buy Co., Inc.	(1,500)	(50,235)
Brown Shoe Co., Inc.	(2,300)	(16,652)
Chico's FAS, Inc.*	(2,200)	(21,406)
Christopher & Banks Corp.	(3,000)	(20,130)
Citi Trends, Inc.*	(200)	(5,176)
Collective Brands, Inc.*	(1,400)	(20,398)
Genesco, Inc.*	(1,000)	(18,770)
Guess?, Inc.	(900)	(23,202)
hhgregg, Inc.*	(1,200)	(18,192)
Hibbett Sports, Inc.*	(700)	(12,600)

See Accompanying Notes to Financial Statements.

Credit Suisse Trust — U.S. Equity Flex I Portfolio
Schedule of Investments (continued)
June 30, 2009 (unaudited)

	Number of Shares	Value
SHORT STOCK POSITIONS
COMMON STOCKS
Specialty Retail
Home Depot, Inc.	(5,200)	$(122,876)
Jo-Ann Stores, Inc.*	(900)	(18,603)
Lowe's Cos., Inc.	(5,300)	(102,873)
Lumber Liquidators, Inc.*	(1,200)	(18,912)
O'Reilly Automotive, Inc.*	(900)	(34,272)
OfficeMax, Inc.	(2,700)	(16,956)
Ross Stores, Inc.	(200)	(7,720)
Staples, Inc.	(2,800)	(56,476)
Systemax, Inc.*	(600)	(7,146)
The Cato Corp. Class A	(1,000)	(17,440)
The Children's Place Retail Stores, Inc.*	(400)	(10,572)
The Finish Line, Inc. Class A	(600)	(4,452)
The Gymboree Corp.*	(200)	(7,096)
The Men's Wearhouse, Inc.	(1,000)	(19,180)
The Pep Boys-Manny, Moe & Jack	(500)	(5,070)
The Sherwin-Williams Co.	(600)	(32,250)
Tiffany & Co.	(1,000)	(25,360)
Urban Outfitters, Inc.*	(1,100)	(22,957)
Williams-Sonoma, Inc.	(500)	(5,935)
Zumiez, Inc.*	(900)	(7,209)
		(941,105)
Textiles, Apparel & Luxury Goods (-0.3%)
Carter's, Inc.*	(900)	(22,149)
Coach, Inc.	(1,600)	(43,008)
Deckers Outdoor Corp.*	(400)	(28,108)
Hanesbrands, Inc.*	(1,400)	(21,014)
Iconix Brand Group, Inc.*	(1,300)	(19,994)
Jones Apparel Group, Inc.	(1,800)	(19,314)
Movado Group, Inc.	(1,600)	(16,864)
NIKE, Inc. Class B	(1,300)	(67,314)
Oxford Industries, Inc.	(1,500)	(17,475)
Phillips-Van Heusen Corp.	(200)	(5,738)
Polo Ralph Lauren Corp.	(500)	(26,770)
Skechers U.S.A., Inc. Class A*	(1,900)	(18,563)
The Timberland Co. Class A*	(500)	(6,635)
UniFirst Corp.	(400)	(14,868)
VF Corp.	(600)	(33,210)
Volcom, Inc.*	(1,400)	(17,500)
Wolverine World Wide, Inc.	(900)	(19,854)
		(398,378)
Thrifts & Mortgage Finance (-0.2%)
Astoria Financial Corp.	(2,300)	(19,734)
Capitol Federal Financial	(500)	(19,165)
First Niagara Financial Group, Inc.	(800)	(9,136)
Hudson City Bancorp, Inc.	(2,600)	(34,554)
New York Community Bancorp, Inc.	(2,400)	(25,656)
People's United Financial, Inc.	(2,100)	(31,584)

See Accompanying Notes to Financial Statements.

Credit Suisse Trust — U.S. Equity Flex I Portfolio
Schedule of Investments (continued)
June 30, 2009 (unaudited)

	Number of Shares	Value
SHORT STOCK POSITIONS
COMMON STOCKS
Thrifts & Mortgage Finance
Provident Financial Services, Inc.	(1,200)	$(10,920)
TFS Financial Corp.	(1,800)	(19,116)
Washington Federal, Inc.	(1,500)	(19,500)
		(189,365)
Tobacco (-0.1%)
Altria Group, Inc.	(6,700)	(109,813)
Reynolds American, Inc.	(1,000)	(38,620)
Vector Group, Ltd.	(1,100)	(15,719)
		(164,152)
Trading Companies & Distributors (-0.2%)
Applied Industrial Technologies, Inc.	(1,000)	(19,700)
DXP Enterprises, Inc.*	(1,200)	(13,764)
GATX Corp .	(800)	(20,576)
Interline Brands, Inc.*	(600)	(8,208)
Kaman Corp.	(1,000)	(16,700)
MSC Industrial Direct Co. Class A	(700)	(24,836)
TAL International Group, Inc.	(1,600)	(17,440)
Textainer Group Holdings, Ltd.	(900)	(10,341)
Titan Machinery, Inc.*	(1,300)	(16,497)
United Rentals, Inc.*	(2,700)	(17,523)
Watsco, Inc.	(200)	(9,786)
WESCO International, Inc.*	(800)	(20,032)
WW Grainger, Inc.	(500)	(40,940)
		(236,343)
Water Utilities (-0.0%)
American States Water Co.	(200)	(6,928)
Wireless Telecommunication Services (-0.1%)
American Tower Corp. Class A*	(1,700)	(53,601)
Centennial Communications Corp.*	(2,200)	(18,392)
Crown Castle International Corp.*	(1,600)	(38,432)
Leap Wireless International, Inc.*	(700)	(23,051)
MetroPCS Communications, Inc.*	(1,800)	(23,958)
Millicom International Cellular SA*	(300)	(16,878)
		(174,312)
TOTAL COMMON STOCKS (Proceeds $-24,364,915)		(24,261,159)
TOTAL SECURITIES SOLD SHORT (Proceeds $-24,364,915)		$(24,261,159)

INVESTMENT ABBREVIATION

ADR = American Depositary Receipt

*  Non-income producing security.

§  Security or portion thereof is out on loan.

§§  Represents security purchased with cash collateral received for securities on loan.

^  Not readily marketable security; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees.

See Accompanying Notes to Financial Statements.

Credit Suisse Trust — U.S. Equity Flex I Portfolio
Statement of Assets and Liabilities
June 30, 2009 (unaudited)

Assets
Investments at value, including collateral for securities on loan of $13,601,590 (Cost $160,040,243) (Note 2)	$162,194,010[1]
Cash	2,894
Cash segregated at brokers for short sales	26,286,652
Receivable for investments sold	5,629,766
Dividend and interest receivable	195,711
Receivable for portfolio shares sold	4,811
Prepaid expenses and other assets	17,481
Total Assets	194,331,325
Liabilities
Advisory fee payable (Note 3)	72,745
Administrative services fee payable (Note 3)	36,712
Payable upon return of securities loaned (Note 2)	39,888,242
Securities sold short, at value (Proceeds $-24,364,915)	24,261,159
Payable for investments purchased	5,452,154
Payable for portfolio shares redeemed	127,453
Dividend expense payable on securities sold short	37,951
Trustees' fee payable	4,500
Other accrued expenses payable	44,131
Total Liabilities	69,925,047
Net Assets
Capital stock, $.001 par value (Note 6)	11,973
Paid-in capital (Note 6)	277,140,050
Undistributed net investment income	1,602,633
Accumulated net realized loss on investments, short sales and foreign currency transactions	(156,605,784)
Net unrealized appreciation from investments, short sales and foreign currency translations	2,257,406
Net Assets	$124,406,278
Shares outstanding	11,972,931
Net asset value, offering price and redemption price per share	$10.39

1  Including $38,823,003 of securities on loan.

See Accompanying Notes to Financial Statements.

Credit Suisse Trust — U.S. Equity Flex I Portfolio
Statement of Operations
For the Six Months Ended June 30, 2009 (unaudited)

Investment Income (Note 2)
Dividends	$1,110,737
Interest	26
Securities lending	32,270
Foreign taxes withheld	(1,309)
Total investment income	1,141,724
Expenses
Investment advisory fees (Note 3)	413,023
Administrative services fees (Note 3)	122,520
Custodian fees	97,058
Dividend expense for securities sold short	73,147
Printing fees (Note 3)	48,821
Audit and tax fees	18,447
Short sales expense	14,598
Trustees' fees	6,003
Legal fees	5,193
Transfer agent fees	3,658
Insurance expense	3,309
Interest expense (Note 4)	819
Commitment fees (Note 4)	764
Miscellaneous expense	3,770
Total expenses	811,130
Net investment income	330,594
Net Realized and Unrealized Gain (Loss) from Investments, Short Sales and Foreign Currency Related Items
Net realized loss from investments	(19,904,471)
Net realized loss from short sales	(500,910)
Net realized gain from foreign currency transactions	1
Net change in unrealized appreciation (depreciation) from investments	22,048,029
Net change in unrealized appreciation (depreciation) from short sales	103,756
Net change in unrealized appreciation (depreciation) from foreign currency translations	(117)
Net realized and unrealized gain from investments, short sales and foreign currency related items	1,746,288
Net increase in net assets resulting from operations	$2,076,882

See Accompanying Notes to Financial Statements.

Credit Suisse Trust — U.S. Equity Flex I Portfolio
Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2009 (unaudited)	For the Year Ended December 31, 2008
From Operations
Net investment income	$330,594	$1,409,424
Net realized loss from investments, short sales and foreign currency transactions	(20,405,380)	(54,412,902)
Net change in unrealized appreciation (depreciation) from investments, short sales and foreign currency translations	22,151,668	(31,582,633)
Net increase (decrease) in net assets resulting from operations	2,076,882	(84,586,111)
From Dividends
Dividends from net investment income	—	(171,245)
From Capital Share Transactions (Note 6)
Proceeds from sale of shares	1,811,077	3,551,338
Reinvestment of dividends	—	171,245
Net asset value of shares redeemed	(14,840,542)	(70,461,294)
Net decrease in net assets from capital share transactions	(13,029,465)	(66,738,711)
Net decrease in net assets	(10,952,583)	(151,496,067)
Net Assets
Beginning of period	135,358,861	286,854,928
End of period	$124,406,278	$135,358,861
Undistributed net investment income	$1,602,633	$1,272,039

See Accompanying Notes to Financial Statements.

Credit Suisse Trust — U.S. Equity Flex I Portfolio
Statement of Cash Flows
For the Six Months Ended June 30, 2009 (unaudited)

Cash Flows from Operating Activities
Dividends, interest and securities lending income received	$1,119,583
Operating expenses paid	(873,843)
Change in receivable for portfolio shares sold	3,369
Change in payable for portfolio shares redeemed	(9,219,783)
Dividend expense paid on securities sold short	(35,196)
Purchases of long-term securities	(324,387,905)
Proceeds from sales of long-term securities	320,937,445
Purchases to cover securities sold short	(9,629,382)
Proceeds from securities sold short	34,894,526
Proceeds from short-term securities, net	223,000
Net cash provided by operating activities		$13,031,814
Cash Flows from Financing Activities
Proceeds from sale of shares	1,811,077
Cost of shares redeemed	(14,840,542)
Net cash used by financing activities		(13,029,465)
Effect of exchange rate on cash		(380)
Net increase in cash		1,969
Cash — beginning of period		925
Cash — end of period		$2,894
RECONCILIATION OF NET INCREASE IN NET ASSETS FROM OPERATIONS TO NET CASH PROVIDED BY OPERATING ACTIVITIES
Net increase in net assets resulting from operations		$2,076,882
Adjustments to Reconcile Net Increase in Net Assets from Operations to Net Cash Provided by Operating Activities
Change in dividend and interest receivable	$(22,141)
Change in accrued expenses	(113,950)
Change in prepaid expenses and other assets	(13,892)
Change in advisory fees payable	(8,018)
Change in receivable for portfolio shares sold	3,369
Change in payable for portfolio shares redeemed	(9,219,783)
Change in dividend expense payable on securities sold short	37,951
Purchases of long-term securities	(324,387,905)
Proceeds from sales of long-term securities	320,937,445
Purchases to cover securities sold short	(9,629,382)
Proceeds from securities sold short	34,894,526
Proceeds from short-term securities, net	223,000
Net change in unrealized appreciation on investments, short sales and foreign currency related items	(22,151,668)
Net realized loss on investments, short sales and foreign currency transactions	20,405,380
Total adjustments		10,954,932
Net cash provided by operating activities		$13,031,814
Non-Cash Activity:
Dividend reinvestments		$—

See Accompanying Notes to Financial Statements.

Credit Suisse Trust — U.S. Equity Flex I Portfolio
Financial Highlights
(For a Share of the Portfolio Outstanding Throughout Each Period)

	For the Six Months Ended June 30, 2009	For the Year Ended December 31,
	(unaudited)	2008	2007	2006	2005	2004
Per share data
Net asset value, beginning of period	$10.10	$15.47	$15.60	$14.89	$15.30	$13.80
INVESTMENT OPERATIONS
Net investment income (loss)	0.04	0.10	0.02	(0.14)	(0.14)	(0.14)
Net gain (loss) on investments, short sales, foreign currency related items and futures contracts (both realized and unrealized)	0.25	(5.46)	(0.15)	0.85	(0.27)	1.64
Total from investment operations	0.29	(5.36)	(0.13)	0.71	(0.41)	1.50
LESS DIVIDENDS
Dividends from net investment income	—	(0.01)	—	—	—	—
Net asset value, end of period	$10.39	$10.10	$15.47	$15.60	$14.89	$15.30
Total return[1]	2.87%	(34.66)%	(0.83)%	4.77%	(2.68)%	10.87%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$124,406	$135,359	$286,855	$413,335	$557,377	$767,104
Ratio of expenses to average net assets	1.37%[2]	0.93%	0.92%	1.11%	1.14%	1.10%
Ratio of expenses to average net assets excluding short sales dividend expense	1.25%[2]	—	—	—	—	—
Ratio of net investment income (loss) to average net assets	0.56%[2]	0.65%	0.08%	(0.75)%	(0.84)%	(0.92)%
Portfolio turnover rate	278%	204%	203%	208%	82%	99%

1  Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Total returns do not reflect charges and expenses attributable to any particular variable contract or plan. Total returns for periods less than one year are not annualized.

2  Annualized.

See Accompanying Notes to Financial Statements.

Credit Suisse Trust — U.S. Equity Flex I Portfolio
Notes to Financial Statements
June 30, 2009 (unaudited)

Note 1. Organization

Credit Suisse Trust (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"), and currently offers eight managed investment portfolios of which one, the U.S. Equity Flex I Portfolio (the "Portfolio"), is included in this report. The Portfolio is a diversified investment fund that seeks capital growth. Shares of the Portfolio are not available directly to individual investors but may be offered only through (a) variable annuity contracts and variable life insurance contracts offered by separate accounts of certain insurance companies and (b) tax-qualified pension and retirement plans. The Portfolio may not be available in connection with a particular contract or plan. The Trust was organized under the laws of the Commonwealth of Massachusetts as a business trust on March 15, 1995. Effective May 1, 2009, the name of the Portfolio was changed from Small Cap Core I Portfolio.

Note 2. Significant Accounting Policies

A) SECURITY VALUATION — The net asset value of the Portfolio is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the "Valuation Time"). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Portfolio's Valuation Time but after the close of the securities' primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees. The Portfolio may utilize a service provided by an independent third party which has been approved by the Board of Trustees

Credit Suisse Trust — U.S. Equity Flex I Portfolio
Notes to Financial Statements (continued)
June 30, 2009 (unaudited)

Note 2. Significant Accounting Policies

to fair value certain securities. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities.

The Portfolio adopted Financial Accounting Standards Board ("FASB") Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•  Level 1 – quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Credit Suisse Trust — U.S. Equity Flex I Portfolio
Notes to Financial Statements (continued)
June 30, 2009 (unaudited)

Note 2. Significant Accounting Policies

The following is a summary of the inputs used as of June 30, 2009 in valuing the Portfolio's investments carried at value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Equities	$148,108,420	$—	$—	$148,108,420
Short-Term Investment	13,601,590	484,000	—	14,085,590
Liabilities in Securities Sold Short
Equities	(24,261,159)	—	—	(24,261,159)
Other Financial Instruments*	—	—	—	—
	$137,448,851	$484,000	$—	$137,932,851

*Other financial instruments include futures, forwards and swap contracts.

B) DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES — In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities ("FAS 161"), an amendment of FASB Statement No. 133. FAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about how and why a fund uses derivative instruments, how these affect a fund's financial position and results of operations. The Portfolio has not entered into any derivative or hedging activities during the period covered by this report.

C) SECURITY TRANSACTIONS AND INVESTMENT INCOME — Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. Dividends and dividend expense on short sales are recorded on the ex-dividend date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

D) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income and distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America ("GAAP").

E) FEDERAL INCOME TAXES — No provision is made for federal taxes as it is the Portfolio's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and to make the requisite distributions to

Credit Suisse Trust — U.S. Equity Flex I Portfolio
Notes to Financial Statements (continued)
June 30, 2009 (unaudited)

Note 2. Significant Accounting Policies

its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

During June 2006, the FASB issued Interpretation 48 ("FIN 48" or the "Interpretation"), Accounting for Uncertainty in Income Taxes — an interpretation of FASB statement 109. The Portfolio has reviewed its current tax positions and has determined that no provision for income tax is required in the Portfolio's financial statements. The Portfolio's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

F) USE OF ESTIMATES — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

G) SHORT-TERM INVESTMENTS — The Portfolio, together with other funds/portfolios advised by Credit Suisse Asset Management, LLC ("Credit Suisse"), an indirect, wholly-owned subsidiary of Credit Suisse Group AG, pools available cash into a short-term variable rate time deposit issued by State Street Bank and Trust Company ("SSB"), the Portfolio's custodian. The short-term time deposit issued by SSB is a variable rate account classified as a short-term investment.

H) FUTURES — The Portfolio may enter into futures contracts to the extent permitted by its investment policies and objectives. Upon entering into a futures contract, the Portfolio is required to deposit cash and/or pledge U.S. Government securities as initial margin. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying instrument, are made or received by the Portfolio each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Portfolio's basis in the contract. Risks of entering into futures contracts for hedging purposes include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, the purchase of a futures contract involves the risk that the Portfolio could lose more than the original margin deposit and subsequent payments may be required for a futures transaction. At June 30, 2009, the Portfolio had no open futures contracts.

Credit Suisse Trust — U.S. Equity Flex I Portfolio
Notes to Financial Statements (continued)
June 30, 2009 (unaudited)

Note 2. Significant Accounting Policies

I) SHORT SALES — The Portfolio may enter into short sales transactions. Short sales expose the Portfolio to the risk that it will be required to cover its short position at a time when the securities have appreciated in value, thus resulting in a loss to the Portfolio. The Portfolio's loss on a short sale could theoretically be unlimited in a case where the Portfolio is unable, for whatever reason, to close out its short position. Short sales also involve transaction and other costs that will reduce potential gains and increase potential portfolio losses. The use by the Portfolio of short sales in combination with long positions in its portfolio in an attempt to improve performance may not be successful and may result in greater losses or lower positive returns than if the Portfolio held only long positions. It is possible that the Portfolio's long equity positions will decline in value at the same time that the value of the securities it has sold short increases, thereby increasing potential losses to the Portfolio. In addition, the Portfolio's short selling strategies may limit its ability to fully benefit from increases in the equity markets. Short selling also involves a form of financial leverage that may exaggerate any losses realized by the Portfolio. Also, there is the risk that the counterparty to a short sale may fail to honor its contractual terms, causing a loss to the Portfolio.

J) SECURITIES LENDING — Loans of securities are required at all times to be secured by collateral at least equal to 102% of the market value of domestic securities on loan (including any accrued interest thereon) and 105% of the market value of foreign securities on loan (including any accrued interest thereon). Cash collateral received by the Portfolio in connection with securities lending activity may be pooled together with cash collateral for other funds/portfolios advised by Credit Suisse and may be invested in a variety of investments, including funds advised by SSB, the Portfolio's securities lending agent, or money market instruments. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

SSB has been engaged by the Portfolio to act as the Portfolio's securities lending agent. The Portfolio's securities lending arrangement provides that the Portfolio and SSB will share the net income earned from securities lending activities. During the six months ended June 30, 2009, total earnings from the Portfolio's investment in cash collateral received in connection with securities lending arrangements was $58,656, of which $8,626 was rebated to borrowers (brokers). The Portfolio retained $32,270 in income from the cash collateral investment, and SSB, as lending agent, was paid $17,760. Securities lending income is accrued as earned.

Credit Suisse Trust — U.S. Equity Flex I Portfolio
Notes to Financial Statements (continued)
June 30, 2009 (unaudited)

Note 3. Transactions with Affiliates and Related Parties

Credit Suisse serves as investment adviser for the Portfolio. For its investment advisory services, Credit Suisse is entitled to receive a fee from the Portfolio at an annual rate of 0.70% of the Portfolio's average daily net assets. For the six months ended June 30, 2009, investment advisory fees earned were $413,023.

Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of Credit Suisse, and SSB serve as co-administrators to the Portfolio. For its co-administrative services, CSAMSI currently receives a fee calculated at an annual rate of 0.09% of the Portfolio's average daily net assets. For the six months ended June 30, 2009, co-administrative services fees earned by CSAMSI were $53,102.

For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, calculated in total for all the Credit Suisse funds/portfolios co-administered by SSB and allocated based upon the relative average net assets of each fund/portfolio, subject to an annual minimum fee. For the six months ended June 30, 2009, co-administrative services fees earned by SSB (including out-of-pocket expenses) were $69,418.

In addition to serving as the Portfolio's co-administrator, CSAMSI currently serves as distributor of the Portfolio's shares without compensation.

Merrill Corporation ("Merrill"), an affiliate of Credit Suisse, has been engaged by the Portfolio to provide certain financial printing and fulfillment services. For the six months ended June 30, 2009, Merrill was paid $5,541 for its services by the Portfolio.

Note 4. Line of Credit

The Portfolio, together with other funds/portfolios advised by Credit Suisse (collectively, the "Participating Funds"), participates in a $50 million committed, unsecured line of credit facility ("Credit Facility") for temporary or emergency purposes with SSB. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at either the Overnight Federal Funds rate or the Overnight LIBOR rate plus a spread. At June 30, 2009, the Portfolio had no loans outstanding under the Credit Facility. During the six months ended June 30, 2009, the Portfolio had borrowings under the Credit Facility as follows:

Average Daily Loan Balance	Weighted Average Interest Rate %	Maximum Daily Loan Outstanding
$6,450,375	0.572%	$8,971,000

Credit Suisse Trust — U.S. Equity Flex I Portfolio
Notes to Financial Statements (continued)
June 30, 2009 (unaudited)

Note 5. Purchases and Sales of Securities

For the six months ended June 30, 2009, purchases and sales of investment securities (excluding short sales and short-term investments) were $324,998,735 and $323,416,510, respectively. Securities sold short and purchases to cover securities sold short were $35,013,083 and $11,146,852, respectively.

At June 30, 2009, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $160,040,243, $6,582,159, $(4,428,392) and $2,153,767, respectively.

At June 30, 2009, the identified proceeds for federal income tax purposes, as well as the gross unrealized appreciation from securities sold short for those securities having an excess of proceeds over value, gross unrealized depreciation from investments for those securities having an excess of value over proceeds and the net unrealized appreciation from securities sold short were ($24,364,915), $820,765, $(717,009) and $103,756, respectively.

Note 6. Capital Share Transactions

The Trust is authorized to issue an unlimited number of full and fractional shares of beneficial interest, $.001 par value per share. Transactions in capital shares of the Portfolio were as follows:

	For the Six Months Ended June 30, 2009 (unaudited)	For the Year Ended December 31, 2008
Shares sold	196,914	280,324
Shares issued in reinvestment of dividends	—	11,794
Shares redeemed	(1,619,545)	(5,438,133)
Net decrease	(1,422,631)	(5,146,015)

On June 30, 2009, the number of shareholders that held 5% or more of the outstanding shares of the Portfolio was as follows:

Number of Shareholders	Approximate Percentage of Outstanding Shares
3	79%

Some of the shareholders are omnibus accounts, which hold shares on behalf of individual shareholders.

Credit Suisse Trust — U.S. Equity Flex I Portfolio
Notes to Financial Statements (continued)
June 30, 2009 (unaudited)

Note 7. Contingencies

In the normal course of business, the Portfolio may provide general indemnifications pursuant to certain contracts and organizational documents. The Portfolio's maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

Note 8. Subsequent Events

In accordance with the provisions set forth in FASB Statement of Financial Accounting Standards No. 165 "Subsequent Events", adopted by the Portfolio as of June 30, 2009, management has evaluated the possibility of subsequent events existing in the Portfolio's financial statements through August 24, 2009.

On May 12, 2009, the Board of Trustees of Credit Suisse Trust (the "Trust"), on behalf of its series, the U.S. Equity Flex II Portfolio, the U.S. Equity Flex III Portfolio and the U.S. Equity Flex IV Portfolio (collectively, the "Acquired Portfolios" and each, an "Acquired Portfolio"), approved the proposed reorganization of each Acquired Portfolio (each, a "Reorganization") whereby all of the assets and liabilities of the Acquired Portfolio would be transferred to the U.S. Equity Flex I Portfolio (the "Acquiring Portfolio"), also a series of the Trust, in exchange for shares of beneficial interest of the Acquiring Portfolio. Each Acquired Portfolio would then be liquidated and shares of beneficial interest of the Acquiring Portfolio would be distributed to the shareholders of the Acquired Portfolio.

Each Reorganization is subject to the completion of certain conditions, including the approval of the relevant Acquired Portfolio's shareholders. At a Special Meeting of Shareholders held on August 21, 2009, shareholders of U.S. Equity Flex II Portfolio and U.S. Equity Flex III Portfolio approved the Agreement and Plan of Reorganization. The Special Meeting of Shareholders of U.S. Equity Flex IV Portfolio was adjourned to allow for further solicitation of proxies.

Credit Suisse Trust — U.S. Equity Flex I Portfolio
Notice of Privacy and Information Practices (unaudited)

At Credit Suisse, we know that you are concerned with how we protect and handle nonpublic personal information that identifies you. This notice is designed to help you understand what nonpublic personal information we collect from you and from other sources, and how we use that information in connection with your investments and investment choices that may be available to you. Except where otherwise noted, this notice is applicable only to consumers who are current or former investors, meaning individual persons whose investments are primarily for household, family or personal use ("individual investors"). Specified sections of this notice, however, also apply to other types of investors (called "institutional investors"). Where the notice applies to institutional investors, the notice expressly states so. This notice is being provided by Credit Suisse Funds, Credit Suisse Institutional Funds, and Credit Suisse Closed-End Funds. This notice applies solely to U.S. registered investment companies advised by Credit Suisse Asset Management, LLC.

Categories of information we may collect:

We may collect information about you, including nonpublic personal information, such as

•  Information we receive from you on applications, forms, agreements, questionnaires, Credit Suisse websites and other websites that are part of our investment program, or in the course of establishing or maintaining a customer relationship, such as your name, address, e-mail address, Social Security number, assets, income, financial situation; and

•  Information we obtain from your transactions and experiences with us, our affiliates, or others, such as your account balances or other investment information assets purchased and sold, and other parties to a transaction, where applicable.

Categories of information we disclose and parties to whom we disclose it:

•  We do not disclose nonpublic personal information about our individual investors, except as permitted or required by law or regulation. Whether you are an individual investor or institutional investor, we may share the information described above with our affiliates that perform services on our behalf, and with our asset management and private banking affiliates; as well as with unaffiliated third parties that perform services on our behalf, such as our accountants, auditors, attorneys, broker-dealers, fund administrators, and other service providers.

Credit Suisse Trust — U.S. Equity Flex I Portfolio
Notice of Privacy and Information Practices (unaudited) (continued)

•  We want our investors to be informed about additional products or services. Whether you are an individual investor or an institutional investor, we may disclose information, including nonpublic personal information, regarding our transactions and experiences with you to our affiliates.

•  In addition, whether you are an individual investor or an institutional investor, we reserve the right to disclose information, including nonpublic personal information, about you to any person or entity, including without limitation any governmental agency, regulatory authority or self-regulatory organization having jurisdiction over us or our affiliates, if (i) we determine in our discretion that such disclosure is necessary or advisable pursuant to or in connection with any United States federal, state or local, or non-U.S., court order (or other legal process), law, rule, regulation, or executive order or policy, including without limitation any anti-money laundering law or the USA PATRIOT Act of 2001; and (ii) such disclosure is not otherwise prohibited by law, rule, regulation, or executive order or policy.

Confidentiality and security

•  To protect nonpublic personal information about individual investors, we restrict access to those employees and agents who need to know that information to provide products or services to us and to our investors. We maintain physical, electronic, and procedural safeguards to protect nonpublic personal information.

Other Disclosures

This notice is not intended to be incorporated in any offering materials, but is a statement of our current Notice of Privacy and Information Practices and may be amended from time to time. This notice is current as of May 12, 2009.

Credit Suisse Trust — U.S. Equity Flex I Portfolio
Proxy Voting and Portfolio Holdings Information (unaudited)

Information regarding how the Portfolio voted proxies related to its portfolio securities during the 12 month period ended June 30 of each year, as well as the policies and procedures that the Portfolio uses to determine how to vote proxies relating to its portfolio securities are available:

•  By calling 1-800-222-8977

•  On the Portfolio's website, www.credit-suisse.com/us

•  On the website of the Securities and Exchange Commission, www.sec.gov.

The Portfolio files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Portfolio's Forms N-Q are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-202-551-8090.

P.O. BOX 55030, BOSTON, MA 02205-5030

800-222-8977 ■ WWW.credit-suisse.com/us

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.   TRSCC I-SAR-0609

CREDIT SUISSE FUNDS

Semiannual Report

June 30, 2009
(unaudited)

CREDIT SUISSE TRUST
■  U.S. EQUITY FLEX II PORTFOLIO

Credit Suisse Trust (the "Trust") shares are not available directly to individual investors, but may be offered only through certain insurance products and pension and retirement plans.

The Trust's investment objectives, risks, charges and expenses (which should be considered carefully before investing), and more complete information about the Trust, are provided in the Prospectus, which should be read carefully before investing. You may obtain additional copies by calling 800-222-8977 or by writing to Credit Suisse Trust, P.O. Box 55030, Boston, MA 02205-5030.

Credit Suisse Asset Management Securities, Inc., Distributor, is located at Eleven Madison Avenue, New York, NY 10010. The Trust is advised by Credit Suisse Asset Management, LLC.

The views of the Portfolio's management are as of the date of the letter and the Portfolio holdings described in this document are as of June 30, 2009; these views and Portfolio holdings may have changed subsequent to these dates. Nothing in this document is a recommendation to purchase or sell securities.

Portfolio shares are not deposits or other obligations of Credit Suisse Asset Management, LLC ("Credit Suisse") or any affiliate, are not FDIC-insured and are not guaranteed by Credit Suisse or any affiliate. Portfolio investments are subject to investment risks, including loss of your investment.

Credit Suisse Trust — U.S. Equity Flex II Portfolio
Semiannual Investment Adviser's Report
June 30, 2009 (unaudited)

July 24, 2009

Dear Shareholder:

On May 1, 2009, the Credit Suisse Trust — Large Cap Value Portfolio became the U.S. Equity Flex II Portfolio. Concurrently, the investment strategy changed to a "flexible 130/30" strategy whereby the Portfolio generally will hold (i) long positions, either directly or through derivatives, in an amount up to approximately 130% of its net assets and (ii) short positions, either directly or through derivatives, in an amount up to approximately 30% of its net assets. The Portfolio will continue to invest in equity securities of U.S. companies.

Under the new investment strategy, the Portfolio will seek to outperform the Russell 3000® Index (the "Benchmark"). The Benchmark is designed to measure the performance of the largest 3000 U.S. companies, representing approximately 98% of the investable U.S. equity market.

The Portfolio will continue to follow quantitative portfolio management techniques rather than a traditional fundamental equity research approach, and the Portfolio's portfolio manager will continue to select securities for the Portfolio using the same proprietary quantitative models that it previously employed. For more information regarding the new "flex" investment strategy, please see the Portfolio's prospectus.

For the six months ended June 30, 2009, the Credit Suisse Trust — U.S. Equity Flex II Portfolio (the "Portfolio") had a gain of 9.52%1, versus an increase of 4.20% for the Benchmark.2

Market Review: A period with mixed results

The semiannual period ended June 30, 2009, was a volatile one that ended with mixed results. For example, the S&P 500 Total Return Index increased by 0.20% in June, bringing its year-to-date performance to 3.16%. The Dow Jones Industrial Average, however, declined by 0.41% in June, bringing its year-to-date performance to -2.01%.

The labor market continued to weaken during the period. Non-farm payrolls fell by 467,000 jobs in June, and the household unemployment rate remained nearly unchanged at 9.5%. Nevertheless, three out of ten sectors within the S&P 500 posted positive year-to-date returns. Information technology, which gained 24.08%, was the best performing sector, while materials increased by 12.28%, and consumer discretionary increased by 7.52%. Industrials, on the other hand, was the worst performing sector year-to-date, down by 7.68%.

1

Credit Suisse Trust — U.S. Equity Flex II Portfolio
Semiannual Investment Adviser's Report (continued)
June 30, 2009 (unaudited)

Strategic Review and Outlook: Anticipating continued near-term volatility

On May 1, 2009, the Portfolio's investment strategy changed from a long-only strategy to a flex strategy, which allows long and short positions while maintaining an approximate 100% net long exposure. The term "flex" in the Portfolio's name refers to the ability of the Portfolio to vary from 100% to 130% in its long positions and from 0% to 30% in its short positions, based on market conditions. While the Portfolio intends to utilize short exposure, it may refrain completely under certain conditions.

The Portfolio continues to be managed by the Quantitative Equities Group within Credit Suisse Asset Management, LLC, which has managed funds with a flex-style strategy since January of 2007. The Quantitative Equities Group believes that removing the "long-only constraint" and instead utilizing a flex strategy should offer increased return potential for a given level of risk compared to a long-only strategy.

The complete transition of the strategy from a long-only fund to a flex fund took a few weeks as the Portfolio gradually increased its exposure to short positions. As of the end of June 30, 2009, the long/short ratio of the Fund was 106/6.

For the six-month period ended June 30, 2009, the Portfolio outperformed the Benchmark. The industrials, consumer discretionary, and consumer staples sectors all contributed to performance due to stock selection and sector weighting. The financials and information technology sectors both detracted from performance due to stock selection and sector weighting.

Although we expect the market to remain difficult in the near term, we are comfortable with our proactive, long-term investment process going forward.

Jordan Low
Portfolio Manager

Short sales expose the portfolio to the risk that it will be required to cover its short position at a time when the securities have appreciated in value, thus resulting in a loss to the portfolio. The portfolio's loss on a short sale could theoretically be unlimited in a case where the portfolio is unable to close out its short position.

Derivatives are subject to a number of risks such as correlation risk, liquidity risk, interest-rate risk, market risk and credit risk. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the portfolio will engage in these transactions to reduce exposure to other risks when that would be beneficial.

2

Credit Suisse Trust — U.S. Equity Flex II Portfolio
Semiannual Investment Adviser's Report (continued)
June 30, 2009 (unaudited)

The use of leverage subjects the portfolio to the risk of magnified capital losses that can occur when losses affect an asset base — enlarged by borrowings or the creation of liabilities — that exceeds the net assets of the portfolio. The net asset value of the portfolio when employing leverage will be more volatile and sensitive to market movements. Leverage may involve the creation of a liability that requires the portfolio to pay interest.

Investing in small to medium-sized companies may be more volatile and less liquid than investments in larger companies.

Special situations are unusual developments that affect a company's market value. Examples include mergers, acquisitions and reorganizations. Securities of special-situation companies may decline in value if the anticipated benefits of the special situation do not materialize.

In addition to historical information, this report contains forward-looking statements, which may concern, among other things, domestic and foreign market, industry and economic trends and developments and government regulation and their potential impact on the Portfolio's investments. These statements are subject to risks and uncertainties and actual trends, developments and regulations in the future, and their impact on the Portfolio could be materially different from those projected, anticipated or implied. The Portfolio has no obligation to update or revise forward-looking statements.

3

Credit Suisse Trust — U.S. Equity Flex II Portfolio
Semiannual Investment Adviser's Report (continued)
June 30, 2009 (unaudited)

Average Annual Returns as of June 30, 20091

1 Year	5 Years	10 Years	Since Inception	Inception Date
(17.64)%	(0.10)%	(0.03)%	2.53%	10/31/97

Returns represent past performance and include change in share price and reinvestment of dividends and capital gains. Past performance cannot guarantee future results. The current performance of the Portfolio may be lower or higher than the figures shown. Returns and share price will fluctuate, and redemption value may be more or less than original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. Performance includes the effect of deducting expenses, but does not include charges and expenses attributable to any particular variable contract or plan. Accordingly, the Prospectus of the sponsoring Participating Insurance Company separate account or plan documents or other informational materials supplied by plan sponsors should be carefully reviewed for information on relevant charges and expenses. Excluding these charges and expenses from quotations of performance has the effect of increasing the performance quoted, and the effect of these charges should be considered when comparing performance to that of other mutual funds. Performance information current to the most recent month-end is available at www.credit-suisse.com/us.

The annualized gross expense ratio is 3.43%. The annualized net expense ratio after fee waivers and/or expense reimbursements is 0.01%.

1  Fee waivers and/or expense reimbursements may reduce expenses for the Portfolio, without which performance would be lower. Waivers and/or reimbursements may be discontinued at any time.

2  The Russell 3000® Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represent approximately 98% of the investable U.S. equity market. It is an unmanaged index of common stocks that includes reinvestment of dividends and is compiled by Frank Russell Company. Effective May 1, 2009, the Russell 3000® Index replaced the Russell 1000® Value Index as the benchmark-index for the Portfolio. The Russell 1000® Value Index measures the performance of those companies in the Russell 1000® Index with lower price-to-book ratios and lower forecasted growth values. It is an unmanaged index of common stocks that includes reinvestment of dividends and is compiled by Frank Russell Company. Investors cannot invest directly in an index.

4

Credit Suisse Trust — U.S. Equity Flex II Portfolio
Semiannual Investment Adviser's Report (continued)
June 30, 2009 (unaudited)

Information About Your Portfolio's Expenses

As an investor of the Portfolio, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Portfolio expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Portfolio and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six month period ended June 30, 2009.

The table illustrates your Portfolio's expenses in two ways:

• Actual Portfolio Return. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Portfolio using the Portfolio's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

• Hypothetical 5% Portfolio Return. This helps you to compare your Portfolio's ongoing expenses with those of other mutual funds using the Portfolio's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical portfolio return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

5

Credit Suisse Trust — U.S. Equity Flex II Portfolio
Semiannual Investment Adviser's Report (continued)
June 30, 2009 (unaudited)

Expenses and Value for a $1,000 Investment
for the six month period ended June 30, 2009

Actual Portfolio Return
Beginning Account Value 1/1/09	$1,000.00
Ending Account Value 6/30/09	$1,095.20
Expenses Paid per $1,000*	$0.05
Hypothetical 5% Portfolio Return
Beginning Account Value 1/1/09	$1,000.00
Ending Account Value 6/30/09	$1,024.74
Expenses Paid per $1,000*	$0.05
Annualized Expense Ratio*	0.01%

*  Expenses are equal to the Portfolio's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year period, then divided by 365.

  The "Expenses Paid per $1,000" and the "Annualized Expense Ratio" in the tables are based on actual expenses paid by the Portfolio during the period, net of fee waivers and/or expense reimbursements. If those fee waivers and/or expense reimbursements had not been in effect, the Portfolio's actual expenses would have been higher. Expenses do not reflect additional charges and expenses that are, or may be, imposed under the variable contracts or plans. Such charges and expenses are described in the prospectus of the insurance company separate account or in the plan documents or other informational materials supplied by plan sponsors. The Portfolio's expenses should be considered with these charges and expenses in evaluating the overall cost of investing in the separate account.

For more information, please refer to the Portfolio's prospectus.

6

Credit Suisse Trust — U.S. Equity Flex II Portfolio
Semiannual Investment Adviser's Report (continued)
June 30, 2009 (unaudited)

SECTOR BREAKDOWN*

	Long	Short	Net
Consumer Discretionary	16.0%	(0.2)%	15.8%
Financials	17.0%	(1.2)%	15.8%
Energy	14.2%	(0.4)%	13.8%
Health Care	14.0%	(0.7)%	13.3%
Industrials	13.0%	(0.6)%	12.4%
Information Technology	11.4%	(1.1)%	10.3%
Utilities	7.6%	(0.6)%	7.0%
Consumer Staples	6.4%	(0.8)%	5.6%
Materials	4.4%	(0.3)%	4.1%
Telecommunication Services	2.2%	(0.3)%	1.9%
Total	106.2%	(6.2)%	100.0%

*  Expressed as a percentage of total long/short investments, respectively, (excluding security lending collateral) and may vary over time.

7

Credit Suisse Trust — U.S. Equity Flex II Portfolio
Schedule of Investments
June 30, 2009 (unaudited)

	Number of Shares	Value
LONG STOCK POSITIONS (106.1%)
COMMON STOCKS (106.1%)
Aerospace & Defense (4.1%)
General Dynamics Corp.	318	$17,614
Goodrich Corp.	500	24,985
ITT Corp.§	2,100	93,450
Northrop Grumman Corp.	2,100	95,928
Raytheon Co.	3,300	146,619
Rockwell Collins, Inc.§	200	8,346
Spirit AeroSystems Holdings, Inc. Class A*	2,000	27,480
TransDigm Group, Inc.*	100	3,620
		418,042
Air Freight & Logistics (0.0%)
UTi Worldwide, Inc.*	200	2,280
Airlines (0.4%)
Airtran Holdings, Inc.*§	300	1,857
Alaska Air Group, Inc.*§	1,409	25,728
AMR Corp.*§	300	1,206
Copa Holdings SA Class A	200	8,164
JetBlue Airways Corp.*	200	854
UAL Corp.*§	100	319
US Airways Group, Inc.*§	100	243
		38,371
Auto Components (0.4%)
Autoliv, Inc.§	100	2,877
BorgWarner, Inc.§	300	10,245
Exide Technologies*	100	373
Gentex Corp.§	800	9,280
Superior Industries International, Inc.	200	2,820
Tenneco, Inc.*§	800	8,480
WABCO Holdings, Inc.	516	9,133
		43,208
Automobiles (0.0%)
Ford Motor Co.*§	600	3,642
Beverages (0.3%)
Constellation Brands, Inc. Class A*	900	11,412
Dr. Pepper Snapple Group, Inc.*§	600	12,714
Molson Coors Brewing Co. Class B§	100	4,233
		28,359
Biotechnology (0.6%)
Amgen, Inc.*	500	26,470
Arena Pharmaceuticals, Inc.*§	100	499
Biogen Idec, Inc.*§	300	13,545
Cubist Pharmaceuticals, Inc.*	100	1,833
Dendreon Corp.*§	100	2,485
Facet Biotech Corp.*	340	3,159

See Accompanying Notes to Financial Statements.
8

Credit Suisse Trust — U.S. Equity Flex II Portfolio
Schedule of Investments (continued)
June 30, 2009 (unaudited)

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
Biotechnology
Human Genome Sciences, Inc.*§	100	$286
Ligand Pharmaceuticals, Inc. Class B*§	100	286
PDL BioPharma, Inc.§	1,700	13,430
		61,993
Building Products (0.5%)
Armstrong World Industries, Inc.*§	100	1,649
Griffon Corp.*	4,926	40,984
Lennox International, Inc.§	100	3,211
USG Corp.*§	100	1,007
		46,851
Capital Markets (3.6%)
Allied Capital Corp.§	200	696
American Capital, Ltd.§	200	642
Ameriprise Financial, Inc.§	100	2,427
Apollo Investment Corp.	600	3,600
Blackstone Group LP§	600	6,324
E*TRADE Financial Corp.*§	1,500	1,920
Eaton Vance Corp.§	400	10,700
Evercore Partners, Inc. Class A§	100	1,964
Federated Investors, Inc. Class B§	400	9,636
Franklin Resources, Inc.§	100	7,201
Invesco, Ltd.§	1,700	30,294
Investment Technology Group, Inc.*	1,100	22,429
Janus Capital Group, Inc.§	300	3,420
MF Global, Ltd.*§	100	593
Northern Trust Corp.	700	37,576
Raymond James Financial, Inc.§	300	5,163
State Street Corp.	600	28,320
T. Rowe Price Group, Inc.§	300	12,501
TD Ameritrade Holding Corp.*	1,300	22,802
The Bank of New York Mellon Corp.	1,300	38,103
The Charles Schwab Corp.	4,300	75,422
Waddell & Reed Financial, Inc. Class A	1,800	47,466
		369,199
Chemicals (2.4%)
Cabot Corp.	600	7,548
Calgon Carbon Corp.*§	100	1,389
CF Industries Holdings, Inc.	200	14,828
Eastman Chemical Co.§	1,900	72,010
Huntsman Corp.§	100	503
International Flavors & Fragrances, Inc.§	100	3,272
Intrepid Potash, Inc.*§	100	2,808
Lubrizol Corp.	600	28,386
Nalco Holding Co.	400	6,736

See Accompanying Notes to Financial Statements.
9

Credit Suisse Trust — U.S. Equity Flex II Portfolio
Schedule of Investments (continued)
June 30, 2009 (unaudited)

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
Chemicals
PolyOne Corp.*	100	$271
Sensient Technologies Corp.§	200	4,514
Terra Industries, Inc.§	400	9,688
The Mosaic Co.	200	8,860
The Scotts Miracle-Gro Co. Class A§	600	21,030
Valspar Corp.	2,200	49,566
Westlake Chemical Corp.§	600	12,234
		243,643
Commercial Banks (2.6%)
Bancorpsouth, Inc.§	2,000	41,060
Bank of Hawaii Corp.§	500	17,915
BB&T Corp.§	210	4,616
CapitalSource, Inc.	200	976
Cullen/Frost Bankers, Inc.§	500	23,060
First Commonwealth Financial Corp.§	500	3,170
First Horizon National Corp.*	1	12
FirstMerit Corp.§	1,605	27,253
Huntington Bancshares, Inc.§	400	1,672
Keycorp§	500	2,620
M&T Bank Corp.§	100	5,093
Marshall & Ilsley Corp.§	400	1,920
National Penn Bancshares, Inc.§	100	461
Old National Bancorp§	500	4,910
PNC Financial Services Group, Inc.	409	15,873
Popular, Inc.§	300	660
Regions Financial Corp.§	1,300	5,252
Susquehanna Bancshares, Inc.	100	489
Synovus Financial Corp.§	300	897
TCF Financial Corp.§	400	5,348
U.S. Bancorp	1,310	23,475
Valley National Bancorp§	185	2,165
Wells Fargo & Co.	2,441	59,219
Whitney Holding Corp.§	100	916
Wilmington Trust Corp.§	800	10,928
Zions Bancorporation§	200	2,312
		262,272
Commercial Services & Supplies (0.4%)
ABM Industries, Inc.§	417	7,535
Avery Dennison Corp.§	400	10,272
Cintas Corp.§	200	4,568
Corrections Corp. of America*§	100	1,699
Covanta Holding Corp.*§	100	1,696
Interface, Inc. Class A	100	620
Mine Safety Appliances Co.§	400	9,640
R. R. Donnelley & Sons Co.§	300	3,486
		39,516

See Accompanying Notes to Financial Statements.
10

Credit Suisse Trust — U.S. Equity Flex II Portfolio
Schedule of Investments (continued)
June 30, 2009 (unaudited)

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
Communications Equipment (0.7%)
3Com Corp.*§	400	$1,884
Arris Group, Inc.*	1,800	21,888
Cisco Systems, Inc.*	1,419	26,450
EchoStar Corp. Class A*	100	1,594
F5 Networks, Inc.*§	100	3,459
InterDigital, Inc.*§	200	4,888
JDS Uniphase Corp.*§	210	1,201
Juniper Networks, Inc.*	200	4,720
Sycamore Networks, Inc.*§	200	626
Tellabs, Inc.*§	400	2,292
		69,002
Computers & Peripherals (1.7%)
Adaptec, Inc.*	100	265
Apple, Inc.*	400	56,972
Avid Technology, Inc.*	300	4,023
EMC Corp.*	810	10,611
Hewlett-Packard Co.	100	3,865
Intermec, Inc.*	100	1,290
Lexmark International, Inc. Class A*§	300	4,755
NCR Corp.*	300	3,549
Netezza Corp.*	100	832
QLogic Corp.*	3,150	39,942
Synaptics, Inc.*§	400	15,460
Teradata Corp.*	400	9,372
Western Digital Corp.*	800	21,200
		172,136
Construction & Engineering (1.3%)
Aecom Technology Corp.*	400	12,800
Dycom Industries, Inc.*	200	2,214
Fluor Corp.§	1,300	66,677
Granite Construction, Inc.§	300	9,984
Jacobs Engineering Group, Inc.*	500	21,045
KBR, Inc.	600	11,064
MasTec, Inc.*§	500	5,860
The Shaw Group, Inc.*	100	2,741
		132,385
Construction Materials (0.0%)
Vulcan Materials Co.§	100	4,310
Consumer Finance (0.0%)
AmeriCredit Corp.*	100	1,355
SLM Corp.*§	100	1,027
		2,382

See Accompanying Notes to Financial Statements.
11

Credit Suisse Trust — U.S. Equity Flex II Portfolio
Schedule of Investments (continued)
June 30, 2009 (unaudited)

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
Containers & Packaging (0.9%)
Bemis Co., Inc.§	300	$7,560
Bway Holding Co.*	100	1,753
Pactiv Corp.*	3,300	71,610
Sealed Air Corp.§	700	12,915
Sonoco Products Co.	100	2,395
		96,233
Diversified Consumer Services (1.7%)
Career Education Corp.*§	1,700	42,313
Corinthian Colleges, Inc.*§	3,800	64,334
H&R Block, Inc.§	1,800	31,014
Regis Corp.§	1,600	27,856
Universal Technical Institute, Inc.*§	100	1,493
Weight Watchers International, Inc.§	400	10,308
		177,318
Diversified Financial Services (0.9%)
Bank of America Corp.§	4,642	61,274
CIT Group, Inc.§	400	860
Citigroup, Inc.§	6,250	18,563
Financial Federal Corp.§	100	2,055
JPMorgan Chase & Co.	120	4,093
		86,845
Diversified Telecommunication Services (1.2%)
AT&T, Inc.	3,410	84,705
CenturyTel, Inc.§	300	9,210
Cincinnati Bell, Inc.*§	200	568
Embarq Corp.	200	8,412
PAETEC Holding Corp.*§	100	270
Premiere Global Services, Inc.*§	1,400	15,176
Qwest Communications International, Inc.§	1,587	6,586
		124,927
Electric Utilities (2.9%)
Allegheny Energy, Inc.	100	2,565
Cleco Corp.§	2,500	56,050
DPL, Inc.§	600	13,902
El Paso Electric Co.*	100	1,396
FirstEnergy Corp.§	200	7,750
Great Plains Energy, Inc.§	2,300	35,765
Hawaiian Electric Industries, Inc.§	3,772	71,894
Northeast Utilities	600	13,386
NV Energy, Inc.	300	3,237
Pinnacle West Capital Corp.§	500	15,075
Portland General Electric Co.	100	1,948
PPL Corp.	2,100	69,216
Westar Energy, Inc.§	100	1,877
		294,061

See Accompanying Notes to Financial Statements.
12

Credit Suisse Trust — U.S. Equity Flex II Portfolio
Schedule of Investments (continued)
June 30, 2009 (unaudited)

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
Electrical Equipment (1.0%)
Brady Corp. Class A	100	$2,512
Cooper Industries, Ltd. Class A§	1,300	40,365
GrafTech International, Ltd.*	100	1,131
Hubbell, Inc. Class B	100	3,206
Rockwell Automation, Inc.	100	3,212
Thomas & Betts Corp.*§	1,600	46,176
		96,602
Electronic Equipment, Instruments & Components (2.3%)
Avnet, Inc.*§	600	12,618
Benchmark Electronics, Inc.*§	122	1,757
Checkpoint Systems, Inc.*	100	1,569
Cogent, Inc.*	1,100	11,803
Corning, Inc.	3,256	52,291
Dolby Laboratories, Inc. Class A*	100	3,728
FLIR Systems, Inc.*§	1,100	24,816
Ingram Micro, Inc. Class A*§	5,300	92,750
Jabil Circuit, Inc.§	200	1,484
L-1 Identity Solutions, Inc.*	100	774
Rogers Corp.*	100	2,023
SYNNEX Corp.*§	100	2,499
Tech Data Corp.*§	800	26,168
Tyco Electronics, Ltd.§	200	3,718
Vishay Intertechnology, Inc.*	200	1,358
		239,356
Energy Equipment & Services (3.9%)
Atwood Oceanics, Inc.*§	500	12,455
Cameron International Corp.*	100	2,830
CARBO Ceramics, Inc.§	300	10,260
Diamond Offshore Drilling, Inc.§	100	8,305
Dresser-Rand Group, Inc.*	900	23,490
ENSCO International, Inc.§	2,651	92,441
Global Industries, Ltd.*§	2,100	11,886
Hercules Offshore, Inc.*§	100	397
ION Geophysical Corp.*§	100	257
Nabors Industries, Ltd.*§	200	3,116
National-Oilwell Varco, Inc.*	400	13,064
Newpark Resources*	100	285
Noble Corp.	3,300	99,825
Oceaneering International, Inc.*§	500	22,600
Parker Drilling Co.*§	100	434
Patterson-UTI Energy, Inc.§	200	2,572
Pride International, Inc.*§	200	5,012
Rowan Cos., Inc.	2,260	43,663
RPC, Inc.§	200	1,670
SEACOR Holdings, Inc.*§	200	15,048

See Accompanying Notes to Financial Statements.
13

Credit Suisse Trust — U.S. Equity Flex II Portfolio
Schedule of Investments (continued)
June 30, 2009 (unaudited)

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
Energy Equipment & Services
Tidewater, Inc.§	600	$25,722
Unit Corp.*§	100	2,757
		398,089
Food & Staples Retailing (1.6%)
BJ's Wholesale Club, Inc.*§	300	9,669
CVS Caremark Corp.	114	3,633
Rite Aid Corp.*§	2,900	4,379
Ruddick Corp.§	400	9,372
Safeway, Inc.§	100	2,037
Sysco Corp.§	2,100	47,208
The Andersons, Inc.§	700	20,958
The Kroger Co.	300	6,615
The Pantry, Inc.*	200	3,320
Wal-Mart Stores, Inc.	1,200	58,128
Whole Foods Market, Inc.§	100	1,898
		167,217
Food Products (2.8%)
AgFeed Industries, Inc.*§	100	593
Archer-Daniels-Midland Co.	2,250	60,232
B&G Foods, Inc. Class A	100	841
Bunge, Ltd.§	100	6,025
Chiquita Brands International, Inc.*§	100	1,026
ConAgra Foods, Inc.	700	13,342
Corn Products International, Inc.§	100	2,679
Darling International, Inc.*	100	660
Dean Foods Co.*	1,509	28,958
Del Monte Foods Co.	2,800	26,264
Hormel Foods Corp.	300	10,362
Kraft Foods, Inc. Class A	300	7,602
Lancaster Colony Corp.	927	40,853
Sara Lee Corp.	1,800	17,568
The J.M. Smucker Co.	100	4,866
Tootsie Roll Industries, Inc.§	800	18,152
TreeHouse Foods, Inc.*§	300	8,631
Tyson Foods, Inc. Class A§	3,300	41,613
		290,267
Gas Utilities (2.1%)
AGL Resources, Inc.§	123	3,912
Energen Corp.	169	6,743
Ferrellgas Partners LP§	300	4,872
National Fuel Gas Co.§	100	3,608
New Jersey Resources Corp.	2,800	103,712
Nicor, Inc.§	200	6,924
Northwest Natural Gas Co.§	1,200	53,184

See Accompanying Notes to Financial Statements.
14

Credit Suisse Trust — U.S. Equity Flex II Portfolio
Schedule of Investments (continued)
June 30, 2009 (unaudited)

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
Gas Utilities
Piedmont Natural Gas Co., Inc.§	400	$9,644
South Jersey Industries, Inc.§	200	6,978
Southwest Gas Corp.	600	13,326
UGI Corp.	100	2,549
WGL Holdings, Inc.§	100	3,202
		218,654
Health Care Equipment & Supplies (3.1%)
Beckman Coulter, Inc.§	100	5,714
Becton, Dickinson and Co.	300	21,393
Covidien PLC	600	22,464
Edwards Lifesciences Corp.*	400	27,212
Haemonetics Corp.*	300	17,100
Hill-Rom Holdings, Inc.§	200	3,244
Hospira, Inc.*	400	15,408
Immucor, Inc.*	300	4,128
Inverness Medical Innovations, Inc.*	100	3,558
Kinetic Concepts, Inc.*§	200	5,450
Medtronic, Inc.	300	10,467
ResMed, Inc.*§	1,300	52,949
St. Jude Medical, Inc.*	400	16,440
Stryker Corp.§	1,000	39,740
The Cooper Cos., Inc.§	200	4,946
Thoratec Corp.*§	1,400	37,492
Varian Medical Systems, Inc.*§	900	31,626
		319,331
Health Care Providers & Services (2.2%)
Aetna, Inc.	400	10,020
AmerisourceBergen Corp.§	900	15,966
CIGNA Corp.§	300	7,227
Community Health Systems, Inc.*	319	8,055
Coventry Health Care, Inc.*	1,600	29,936
Health Management Associates, Inc. Class A*	200	988
Healthsouth Corp.*§	200	2,888
Humana, Inc.*§	500	16,130
Kindred Healthcare, Inc.*§	1,304	16,130
LifePoint Hospitals, Inc.*§	300	7,875
Lincare Holdings, Inc.*§	683	16,064
McKesson Corp.§	100	4,400
Molina Healthcare, Inc.*§	200	4,784
Omnicare, Inc.§	500	12,880
Owens & Minor, Inc.	100	4,382
Psychiatric Solutions, Inc.*§	400	9,096
Quest Diagnostics, Inc.§	300	16,929
Tenet Healthcare Corp.*§	500	1,410
UnitedHealth Group, Inc.	410	10,242
Universal Health Services, Inc. Class B§	100	4,885
WellPoint, Inc.*	371	18,880
		219,167

See Accompanying Notes to Financial Statements.
15

Credit Suisse Trust — U.S. Equity Flex II Portfolio
Schedule of Investments (continued)
June 30, 2009 (unaudited)

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
Health Care Technology (0.4%)
Allscripts-Misys Heathcare Solutions, Inc.	100	$1,586
IMS Health, Inc.	3,200	40,640
		42,226
Hotels, Restaurants & Leisure (1.6%)
Brinker International, Inc.§	600	10,218
Burger King Holdings, Inc.§	400	6,908
California Pizza Kitchen, Inc.*§	100	1,329
CEC Entertainment, Inc.*§	200	5,896
Darden Restaurants, Inc.§	100	3,298
P.F. Chang's China Bistro, Inc.*§	1,500	48,090
Panera Bread Co. Class A*§	400	19,944
Royal Caribbean Cruises, Ltd.	200	2,708
The Cheesecake Factory, Inc.*§	1,100	19,030
The Steak N Shake Co.*§	100	874
Vail Resorts, Inc.*§	100	2,682
Wendy's/Arby's Group, Inc. Class A§	400	1,600
WMS Industries, Inc.*§	1,300	40,963
		163,540
Household Durables (2.2%)
American Greetings Corp. Class A§	400	4,672
Garmin, Ltd.§	800	19,056
Harman International Industries, Inc.	400	7,520
Jarden Corp.*§	400	7,500
Leggett & Platt, Inc.§	3,900	59,397
Newell Rubbermaid, Inc.	5,400	56,214
NVR, Inc.*§	100	50,239
Snap-on, Inc.§	300	8,622
Standard Pacific Corp.*§	100	203
Tupperware Brands Corp.§	300	7,806
Whirlpool Corp.§	100	4,256
		225,485
Household Products (0.4%)
Central Garden & Pet Co.*§	100	1,099
Church & Dwight Co., Inc.§	300	16,293
The Procter & Gamble Co.	400	20,440
		37,832
Independent Power Producers & Energy Traders (1.0%)
Mirant Corp.*§	5,600	88,144
Ormat Technologies, Inc.§	100	4,031
RRI Energy, Inc.*§	409	2,049
The AES Corp.*§	600	6,966
		101,190

See Accompanying Notes to Financial Statements.
16

Credit Suisse Trust — U.S. Equity Flex II Portfolio
Schedule of Investments (continued)
June 30, 2009 (unaudited)

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
Industrial Conglomerates (0.7%)
3M Co.	500	$30,050
Carlisle Cos., Inc.	500	12,020
General Electric Co.	999	11,708
McDermott International, Inc.*§	400	8,124
Tredegar Corp.	300	3,996
Tyco International, Ltd.	300	7,794
		73,692
Insurance (6.7%)
ACE, Ltd.	700	30,961
Aflac, Inc.	1,500	46,635
Ambac Financial Group, Inc.§	1,200	1,104
American Financial Group, Inc.§	500	10,790
American International Group, Inc.§	2,600	3,016
AON Corp.	200	7,574
Arthur J. Gallagher & Co.§	4,580	97,737
Assurant, Inc.	300	7,227
Axis Capital Holdings, Ltd.	100	2,618
Brown & Brown, Inc.§	400	7,972
CNA Financial Corp.§	2,000	30,940
Conseco, Inc.*§	200	474
First American Corp.	2,200	57,002
Hartford Financial Services Group, Inc.§	200	2,374
HCC Insurance Holdings, Inc.	3,300	79,233
Hilltop Holdings, Inc.*§	200	2,374
Lincoln National Corp.	300	5,163
Loews Corp.§	900	24,660
MBIA, Inc.*§	200	866
MetLife, Inc.	200	6,002
Principal Financial Group, Inc.	1,200	22,608
Protective Life Corp.§	400	4,576
Prudential Financial, Inc.§	1,300	48,386
Reinsurance Group of America, Inc.§	100	3,491
StanCorp Financial Group, Inc.	900	25,812
The Chubb Corp.	400	15,952
The Hanover Insurance Group, Inc.§	105	4,001
The Progressive Corp.*§	200	3,022
The Travelers Cos., Inc.	300	12,312
Torchmark Corp.§	200	7,408
Transatlantic Holdings, Inc.	100	4,333
Unum Group§	4,800	76,128
W.R. Berkley Corp.§	300	6,441
Wesco Financial Corp.	100	29,100
		688,292

See Accompanying Notes to Financial Statements.
17

Credit Suisse Trust — U.S. Equity Flex II Portfolio
Schedule of Investments (continued)
June 30, 2009 (unaudited)

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
Internet & Catalog Retail (0.5%)
Expedia, Inc.*§	1,800	$27,198
Liberty Media Corp. - Interactive Class A*§	700	3,507
NetFlix, Inc.*§	500	20,670
		51,375
Internet Software & Services (0.3%)
Art Technology Group, Inc.*	100	380
eBay, Inc.*	100	1,713
Sohu.com, Inc.*	100	6,283
VeriSign, Inc.*§	800	14,784
Yahoo!, Inc.*§	200	3,132
		26,292
IT Services (1.8%)
Accenture, Ltd. Class A	200	6,692
Acxiom Corp.	600	5,298
Automatic Data Processing, Inc.	100	3,544
Broadridge Financial Solutions, Inc.	2,300	38,134
Cognizant Technology Solutions Corp. Class A*§	300	8,010
Computer Sciences Corp.*§	200	8,860
Fidelity National Information Services, Inc.§	1,100	21,956
Gartner, Inc.*§	300	4,578
Global Cash Access Holdings, Inc.*§	968	7,705
Hewitt Associates, Inc. Class A*§	900	26,802
Lender Processing Services, Inc.§	100	2,777
NeuStar, Inc. Class A*§	800	17,728
Paychex, Inc.§	200	5,040
SAIC, Inc.*§	400	7,420
Sapient Corp.*	100	629
The Western Union Co.	100	1,640
Total System Services, Inc.§	300	4,017
Visa, Inc. Class A	100	6,226
Wright Express Corp.*	178	4,534
		181,590
Leisure Equipment & Products (0.3%)
Brunswick Corp.	100	432
Callaway Golf Co.§	200	1,014
Eastman Kodak Co.§	300	888
Hasbro, Inc.	400	9,696
Mattel, Inc.	1,200	19,260
Smith & Wesson Holding Corp.*§	100	568
Sturm, Ruger & Co., Inc.§	200	2,488
		34,346

See Accompanying Notes to Financial Statements.
18

Credit Suisse Trust — U.S. Equity Flex II Portfolio
Schedule of Investments (continued)
June 30, 2009 (unaudited)

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
Life Sciences Tools & Services (0.6%)
Bio-Rad Laboratories, Inc. Class A*	600	$45,288
Exelixis, Inc.*§	100	487
Pharmaceutical Product Development, Inc.	200	4,644
Waters Corp.*§	300	15,441
		65,860
Machinery (2.1%)
AGCO Corp.*§	300	8,721
Briggs & Stratton Corp.§	100	1,334
Bucyrus International, Inc.§	300	8,568
Crane Co.	2,000	44,620
Cummins, Inc.	200	7,042
Dover Corp.§	300	9,927
Eaton Corp.§	100	4,461
Federal Signal Corp.	1,700	13,005
Flowserve Corp.	900	62,829
Gardner Denver, Inc.*	100	2,517
Graco, Inc.§	400	8,808
Harsco Corp.§	376	10,641
Mueller Water Products, Inc. Class A§	100	374
Oshkosh Corp.§	400	5,816
Tennant Co.§	500	9,195
The Gorman-Rupp Co.§	200	4,034
The Manitowoc Co., Inc.§	300	1,578
Timken Co.	800	13,664
		217,134
Marine (0.1%)
Kirby Corp.*§	400	12,716
Media (3.7%)
Cablevision Systems Corp. Group A	600	11,646
Cinemark Holdings, Inc.	400	4,528
Clear Channel Outdoor Holdings, Inc. Class A*§	100	530
Comcast Corp. Class A§	2,100	30,429
CTC Media, Inc.*	100	1,182
Discovery Communications, Inc. Class A*§	100	2,255
DISH Network Corp. Class A*	4,400	71,324
Gannett Co., Inc.§	209	746
Harte-Hanks, Inc.§	5,623	52,013
Idearc, Inc.*§	300	11
Interpublic Group of Cos., Inc.*§	609	3,075
Liberty Global, Inc. Class A*§	1,500	23,835
Liberty Media Corp. - Capital Series A*§	100	1,356
Liberty Media Corp. - Entertainment Series A*§	300	8,025
Marvel Entertainment, Inc.*§	800	28,472
News Corp. Class A	5,500	50,105
Omnicom Group, Inc.§	800	25,264

See Accompanying Notes to Financial Statements.
19

Credit Suisse Trust — U.S. Equity Flex II Portfolio
Schedule of Investments (continued)
June 30, 2009 (unaudited)

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
Media
Regal Entertainment Group Class A§	2,100	$27,909
Scripps Networks Interactive Class A	100	2,783
The McGraw-Hill Cos., Inc.§	600	18,066
The New York Times Co. Class A§	200	1,102
Time Warner Cable, Inc.§	141	4,466
Valassis Communications, Inc.*	300	1,833
Viacom, Inc. Class A*§	100	2,398
Virgin Media, Inc.§	300	2,805
		376,158
Metals & Mining (1.0%)
Allegheny Technologies, Inc.§	300	10,479
Cliffs Natural Resources, Inc.§	100	2,447
Compass Minerals International, Inc.§	200	10,982
General Moly, Inc.*§	100	222
Hecla Mining Co.*§	200	536
Newmont Mining Corp.	500	20,435
Stillwater Mining Co.*§	1,600	9,136
United States Steel Corp.§	100	3,574
Walter Energy, Inc.§	200	7,248
Worthington Industries, Inc.§	2,500	31,975
		97,034
Multi-Utilities (1.5%)
Alliant Energy Corp.	300	7,839
Ameren Corp.§	300	7,467
Avista Corp.§	900	16,029
CH Energy Group, Inc.§	100	4,670
CMS Energy Corp.§	300	3,624
DTE Energy Co.	100	3,200
MDU Resources Group, Inc.	700	13,279
NorthWestern Corp.	100	2,276
NSTAR§	200	6,422
PG&E Corp.§	400	15,376
PNM Resources, Inc.§	100	1,071
Sempra Energy§	500	24,815
TECO Energy, Inc.§	3,100	36,983
Vectren Corp.	100	2,343
Xcel Energy, Inc.§	200	3,682
		149,076
Multiline Retail (1.3%)
99 Cents Only Stores*	2,054	27,893
Big Lots, Inc.*	1,400	29,442
Dollar Tree, Inc.*§	500	21,050
Family Dollar Stores, Inc.§	1,500	42,450
Kohl's Corp.*§	100	4,275

See Accompanying Notes to Financial Statements.
20

Credit Suisse Trust — U.S. Equity Flex II Portfolio
Schedule of Investments (continued)
June 30, 2009 (unaudited)

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
Multiline Retail
Saks, Inc.*§	200	$886
Sears Holdings Corp.*§	100	6,652
		132,648
Office Electronics (0.1%)
Xerox Corp.§	900	5,832
Oil, Gas & Consumable Fuels (10.1%)
Alpha Natural Resources, Inc.*§	1,300	34,151
Apache Corp.	200	14,430
Arch Coal, Inc.§	200	3,074
Atlas Pipeline Partners LP§	3,300	26,268
Berry Petroleum Co. Class A§	700	13,013
Bill Barrett Corp.*§	200	5,492
BPZ Resources, Inc.*§	400	1,956
BreitBurn Energy Partners LP	100	768
Carrizo Oil & Gas, Inc.*§	300	5,145
Chevron Corp.	200	13,250
Cimarex Energy Co.§	100	2,834
Comstock Resources, Inc.*	200	6,610
ConocoPhillips	1,704	71,670
Consol Energy, Inc.	300	10,188
EnCana Corp.	100	4,947
Encore Acquisition Co.*	100	3,085
Exxon Mobil Corp.	6,520	455,813
Foundation Coal Holdings, Inc.§	700	19,677
Frontier Oil Corp.	200	2,622
Goodrich Petroleum Corp.*§	200	4,918
Gran Tierra Energy, Inc.*	200	690
Hess Corp.	300	16,125
International Coal Group, Inc.*§	100	286
Marathon Oil Corp.	800	24,104
Massey Energy Co.§	100	1,954
Murphy Oil Corp.§	1,200	65,184
Nexen, Inc.	100	2,165
Occidental Petroleum Corp.	1,000	65,810
Overseas Shipholding Group, Inc.§	300	10,212
Patriot Coal Corp.*	100	638
Peabody Energy Corp.	300	9,048
Penn Virginia Corp.	500	8,185
Petro-Canada	1,100	42,262
Pioneer Natural Resources Co.§	300	7,650
Quicksilver Resources, Inc.*§	900	8,361
Rex Energy Corp.*	200	1,140
Royal Dutch Shell PLC ADR	200	10,038
SandRidge Energy, Inc.*§	200	1,704
Southern Union Co.§	400	7,356
Southwestern Energy Co.*	300	11,655

See Accompanying Notes to Financial Statements.
21

Credit Suisse Trust — U.S. Equity Flex II Portfolio
Schedule of Investments (continued)
June 30, 2009 (unaudited)

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
Oil, Gas & Consumable Fuels
Teekay Corp.§	300	$6,309
Tesoro Corp.§	400	5,092
USEC, Inc.*§	200	1,064
W&T Offshore, Inc.§	100	974
XTO Energy, Inc.	500	19,070
		1,026,987
Paper & Forest Products (0.1%)
Louisiana-Pacific Corp.*	100	342
MeadWestvaco Corp.	300	4,923
		5,265
Personal Products (0.2%)
Alberto-Culver Co.§	500	12,715
Nu Skin Enterprises, Inc. Class A	500	7,650
The Estee Lauder Cos., Inc. Class A§	100	3,267
		23,632
Pharmaceuticals (7.3%)
Abbott Laboratories	1,400	65,856
Bristol-Myers Squibb Co.§	3,586	72,832
Eli Lilly & Co.	100	3,464
Endo Pharmaceuticals Holdings, Inc.*§	200	3,584
Forest Laboratories, Inc.*	300	7,533
Johnson & Johnson	2,044	116,099
King Pharmaceuticals, Inc.*§	600	5,778
Medicis Pharmaceutical Corp. Class A§	800	13,056
Merck & Co., Inc.§	400	11,184
Mylan, Inc.*§	100	1,305
Pfizer, Inc.§	17,400	261,000
Schering-Plough Corp.	2,010	50,491
Sepracor, Inc.*	2,111	36,563
Valeant Pharmaceuticals International*§	1,200	30,864
Warner Chilcott, Ltd. Class A*§	700	9,205
Watson Pharmaceuticals, Inc.*§	1,700	57,273
		746,087
Professional Services (0.2%)
Equifax, Inc.	100	2,610
FTI Consulting, Inc.*§	300	15,216
IHS, Inc. Class A*§	100	4,987
		22,813
Real Estate Investment Trusts (1.3%)
Alexandria Real Estate Equities, Inc.§	100	3,579
AMB Property Corp.§	100	1,881
Annaly Capital Management, Inc.§	509	7,706
Anworth Mortgage Asset Corp.	100	721

See Accompanying Notes to Financial Statements.
22

Credit Suisse Trust — U.S. Equity Flex II Portfolio
Schedule of Investments (continued)
June 30, 2009 (unaudited)

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
Real Estate Investment Trusts
Apartment Investment & Management Co. Class A§	100	$885
AvalonBay Communities, Inc.§	106	5,930
BioMed Realty Trust, Inc.§	100	1,023
Boston Properties, Inc.§	100	4,770
Brandywine Realty Trust§	100	745
BRE Properties, Inc.§	100	2,376
CBL & Associates Properties, Inc.§	106	572
Chimera Investment Corp.§	400	1,396
DCT Industrial Trust, Inc.§	200	816
Developers Diversified Realty Corp.§	106	517
DiamondRock Hospitality Co.§	100	626
Douglas Emmett, Inc.§	100	899
Duke Realty Corp.	200	1,754
Equity Residential	300	6,669
Extra Space Storage, Inc.§	100	835
Federal Realty Investment Trust§	100	5,152
HCP, Inc.§	300	6,357
Health Care REIT, Inc.	100	3,410
Hospitality Properties Trust§	100	1,189
Host Hotels & Resorts, Inc.§	610	5,118
HRPT Properties Trust§	200	812
iStar Financial, Inc.§	100	284
Kimco Realty Corp.§	300	3,015
Lexington Realty Trust§	100	340
Liberty Property Trust§	200	4,608
Mack-Cali Realty Corp.§	100	2,280
MFA Financial, Inc.	200	1,384
Nationwide Health Properties, Inc.§	100	2,574
Plum Creek Timber Co., Inc.§	100	2,978
ProLogis§	500	4,030
Public Storage§	100	6,548
Rayonier, Inc.	100	3,635
Realty Income Corp.§	100	2,192
Regency Centers Corp.§	100	3,491
Senior Housing Properties Trust	100	1,632
Simon Property Group, Inc.	300	15,429
SL Green Realty Corp.§	100	2,294
UDR, Inc.§	140	1,446
Ventas, Inc.§	100	2,986
Vornado Realty Trust§	104	4,683
Weingarten Realty Investors§	100	1,451
		133,018
Real Estate Management & Development (0.1%)
Jones Lang LaSalle, Inc.	100	3,273
The St. Joe Co.*§	100	2,649
		5,922

See Accompanying Notes to Financial Statements.
23

Credit Suisse Trust — U.S. Equity Flex II Portfolio
Schedule of Investments (continued)
June 30, 2009 (unaudited)

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
Road & Rail (0.5%)
Avis Budget Group, Inc.*§	100	$565
CSX Corp.	300	10,389
Dollar Thrifty Automotive Group, Inc.*	200	2,790
Heartland Express, Inc.§	400	5,888
Knight Transportation, Inc.§	600	9,930
Werner Enterprises, Inc.§	1,000	18,120
		47,682
Semiconductors & Semiconductor Equipment (2.3%)
Advanced Micro Devices, Inc.*§	729	2,821
Amkor Technology, Inc.*§	100	473
Analog Devices, Inc.	200	4,956
Applied Micro Circuits Corp.*§	500	4,065
Atmel Corp.*	521	1,943
Broadcom Corp. Class A*§	100	2,479
Cree, Inc.*§	200	5,878
Cypress Semiconductor Corp.*§	600	5,520
Entegris, Inc.*	100	272
Fairchild Semiconductor International, Inc.*	100	699
Integrated Device Technology, Inc.*	200	1,208
Intel Corp.	800	13,240
Intersil Corp. Class A§	1,300	16,341
LSI Corp.*§	640	2,919
Marvell Technology Group, Ltd.*	400	4,656
Maxim Integrated Products, Inc.§	1,800	28,242
MEMC Electronic Materials, Inc.*§	200	3,562
Novellus Systems, Inc.*	1,700	28,390
PMC-Sierra, Inc.*§	100	796
RF Micro Devices, Inc.*§	200	752
Semtech Corp.*	900	14,319
Silicon Laboratories, Inc.*§	500	18,970
Teradyne, Inc.*§	300	2,058
Tessera Technologies, Inc.*	100	2,529
Texas Instruments, Inc.	3,100	66,030
TriQuint Semiconductor, Inc.*	100	531
		233,649
Software (3.9%)
Activision Blizzard, Inc.*	200	2,526
Adobe Systems, Inc.*§	100	2,830
Advent Software, Inc.*	300	9,837
Ariba, Inc.*§	100	984
AsiaInfo Holdings, Inc.*	200	3,442
Autodesk, Inc.*§	2,300	43,654
BMC Software, Inc.*	200	6,758
Cadence Design Systems, Inc.*§	100	590
Compuware Corp.*	1,800	12,348

See Accompanying Notes to Financial Statements.
24

Credit Suisse Trust — U.S. Equity Flex II Portfolio
Schedule of Investments (continued)
June 30, 2009 (unaudited)

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
Software
Concur Technologies, Inc.*§	100	$3,108
Electronic Arts, Inc.*	1,500	32,580
Micros Systems, Inc.*§	100	2,532
Microsoft Corp.	5,325	126,575
Novell, Inc.*§	310	1,405
Nuance Communications, Inc.*§	200	2,418
Oracle Corp.	100	2,142
Parametric Technology Corp.*	100	1,169
Red Hat, Inc.*	1,800	36,234
Salesforce.com, Inc.*§	400	15,268
Solera Holdings, Inc.*	200	5,080
Sybase, Inc.*§	1,200	37,608
Synopsys, Inc.*§	1,400	27,314
THQ, Inc.*§	200	1,432
TIBCO Software, Inc.*	100	717
TiVo, Inc.*§	100	1,048
Tyler Technologies, Inc.*§	1,000	15,620
		395,219
Specialty Retail (4.3%)
Aaron's, Inc.§	1,400	41,748
Aeropostale, Inc.*§	1,200	41,124
AutoNation, Inc.*§	1,610	27,934
Barnes & Noble, Inc.§	1,100	22,693
Cabela's, Inc.*	300	3,690
Charming Shoppes, Inc.*§	100	372
Circuit City Stores, Inc.*	200	3
Dick's Sporting Goods, Inc.*	400	6,880
Dress Barn, Inc.*§	100	1,430
Foot Locker, Inc.§	3,800	39,786
GameStop Corp. Class A*	2,010	44,240
Limited Brands, Inc.§	1,000	11,970
Office Depot, Inc.*§	300	1,368
Penske Auto Group, Inc.§	1,800	29,952
PetSmart, Inc.§	1,600	34,336
RadioShack Corp.§	2,400	33,504
Rent-A-Center, Inc.*§	1,300	23,179
Ross Stores, Inc.§	864	33,350
Sally Beauty Holdings, Inc.*§	900	5,724
The Buckle, Inc.§	100	3,177
The Gap, Inc.	800	13,120
The Men's Wearhouse, Inc.§	100	1,918
The Wet Seal, Inc. Class A*§	100	307
TJX Cos., Inc.§	700	22,022
		443,827

See Accompanying Notes to Financial Statements.
25

Credit Suisse Trust — U.S. Equity Flex II Portfolio
Schedule of Investments (continued)
June 30, 2009 (unaudited)

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
Textiles, Apparel & Luxury Goods (0.8%)
Crocs, Inc.*§	100	$340
Fossil, Inc.*§	500	12,040
Liz Claiborne, Inc.§	100	288
Phillips-Van Heusen Corp.	700	20,083
Polo Ralph Lauren Corp.§	200	10,708
Quiksilver, Inc.*	100	185
The Timberland Co. Class A*§	1,200	15,924
The Warnaco Group, Inc.*	600	19,440
True Religion Apparel, Inc.*§	200	4,460
		83,468
Thrifts & Mortgage Finance (0.9%)
Astoria Financial Corp.§	200	1,716
Fannie Mae§	3,300	1,914
Freddie Mac§	700	434
MGIC Investment Corp.§	100	440
New York Community Bancorp, Inc.§	230	2,459
NewAlliance Bancshares, Inc.§	6,627	76,211
Ocwen Financial Corp.§	600	7,782
Radian Group, Inc.§	100	272
Washington Mutual, Inc.	6,300	636
		91,864
Tobacco (1.0%)
Alliance One International, Inc.*§	100	380
Lorillard, Inc.	1,200	81,324
Philip Morris International, Inc.	300	13,086
Vector Group, Ltd.§	400	5,716
		100,506
Trading Companies & Distributors (0.1%)
Fastenal Co.§	100	3,317
GATX Corp.§	400	10,288
		13,605
Water Utilities (0.1%)
American Water Works Co., Inc.§	100	1,911
Aqua America, Inc.§	700	12,530
		14,441
Wireless Telecommunication Services (1.0%)
NII Holdings, Inc.*	400	7,628
Sprint Nextel Corp.*§	3,049	14,666
Syniverse Holdings, Inc.*	240	3,847
Telephone & Data Systems, Inc.	200	5,660
United States Cellular Corp.*	1,741	66,941
		98,742
TOTAL COMMON STOCKS (Cost $10,592,033)		10,834,703

See Accompanying Notes to Financial Statements.
26

Credit Suisse Trust — U.S. Equity Flex II Portfolio
Schedule of Investments (continued)
June 30, 2009 (unaudited)

	Number of Shares	Value
TOTAL LONG STOCK POSITIONS (Cost $10,592,033)		$10,834,703
SHORT-TERM INVESTMENT (26.0%)
State Street Navigator Prime Portfolio§§ (Cost $2,658,684)	2,658,684	2,658,684
TOTAL INVESTMENTS AT VALUE (132.1%) (Cost $13,250,717)		13,493,387
TOTAL SECURITIES SOLD SHORT (-6.2%) (Proceeds $-625,930)		(636,104)
LIABILITIES IN EXCESS OF OTHER ASSETS (-25.9%)		(2,643,004)
NET ASSETS (100.0%)		$10,214,279
SHORT STOCK POSITIONS (-6.2%)
COMMON STOCKS (-6.2%)
Aerospace & Defense (-0.4%)
Honeywell International, Inc.	(100)	(3,140)
The Boeing Co.	(300)	(12,750)
United Technologies Corp.	(400)	(20,784)
		(36,674)
Air Freight & Logistics (-0.1%)
United Parcel Service, Inc. Class B	(300)	(14,997)
Airlines (-0.0%)
Continental Airlines, Inc. Class B*	(100)	(886)
Southwest Airlines Co.	(500)	(3,365)
		(4,251)
Auto Components (-0.1%)
Johnson Controls, Inc.	(100)	(2,172)
The Goodyear Tire & Rubber Co.*	(200)	(2,252)
TRW Automotive Holdings Corp.*	(200)	(2,260)
		(6,684)
Beverages (-0.4%)
Coca-Cola Enterprises, Inc.	(200)	(3,330)
PepsiCo, Inc.	(400)	(21,984)
The Coca-Cola Co.	(300)	(14,397)
		(39,711)
Biotechnology (-0.2%)
Amylin Pharmaceuticals, Inc.*	(200)	(2,700)
Celgene Corp.*	(100)	(4,784)
Gilead Sciences, Inc.*	(200)	(9,368)
		(16,852)
Building Products (-0.0%)
Masco Corp.	(200)	(1,916)
Capital Markets (-0.0%)
Calamos Asset Management, Inc. Class A	(100)	(1,411)

See Accompanying Notes to Financial Statements.
27

Credit Suisse Trust — U.S. Equity Flex II Portfolio
Schedule of Investments (continued)
June 30, 2009 (unaudited)

	Number of Shares	Value
SHORT STOCK POSITIONS
COMMON STOCKS
Chemicals (-0.2%)
Air Products & Chemicals, Inc.	(100)	$(6,459)
E.I. du Pont de Nemours & Co.	(400)	(10,248)
W.R. Grace & Co.*	(100)	(1,237)
		(17,944)
Commercial Banks (-0.0%)
Oriental Financial Group, Inc.	(100)	(970)
Commercial Services & Supplies (-0.0%)
American Reprographics Co.*	(200)	(1,664)
Waste Management, Inc.	(100)	(2,816)
		(4,480)
Communications Equipment (-0.2%)
Brocade Communications Systems, Inc.*	(200)	(1,564)
Motorola, Inc.	(1,200)	(7,956)
QUALCOMM, Inc.	(200)	(9,040)
		(18,560)
Computers & Peripherals (-0.3%)
International Business Machines Corp.	(200)	(20,884)
NetApp, Inc.*	(100)	(1,972)
SanDisk Corp.*	(100)	(1,469)
Sun Microsystems, Inc.*	(500)	(4,610)
		(28,935)
Consumer Finance (-0.1%)
American Express Co.	(400)	(9,296)
Discover Financial Services	(200)	(2,054)
		(11,350)
Diversified Telecommunication Services (-0.2%)
Verizon Communications, Inc.	(600)	(18,438)
Windstream Corp.	(200)	(1,672)
		(20,110)
Electric Utilities (-0.4%)
American Electric Power Co., Inc.	(200)	(5,778)
Duke Energy Corp.	(600)	(8,754)
Edison International	(100)	(3,146)
FPL Group, Inc.	(100)	(5,686)
Pepco Holdings, Inc.	(100)	(1,344)
Progress Energy, Inc.	(100)	(3,783)
The Southern Co.	(400)	(12,464)
		(40,955)
Electrical Equipment (-0.2%)
Emerson Electric Co.	(400)	(12,960)
Polypore International, Inc.*	(200)	(2,224)
		(15,184)

See Accompanying Notes to Financial Statements.
28

Credit Suisse Trust — U.S. Equity Flex II Portfolio
Schedule of Investments (continued)
June 30, 2009 (unaudited)

	Number of Shares	Value
SHORT STOCK POSITIONS
COMMON STOCKS
Energy Equipment & Services (-0.4%)
Baker Hughes, Inc.	(100)	$(3,644)
Halliburton Co.	(400)	(8,280)
Helix Energy Solutions Group, Inc.*	(200)	(2,174)
Schlumberger, Ltd.	(500)	(27,055)
Superior Well Services, Inc.*	(100)	(595)
		(41,748)
Food & Staples Retailing (-0.2%)
Costco Wholesale Corp.	(100)	(4,570)
Walgreen Co.	(500)	(14,700)
		(19,270)
Food Products (-0.0%)
H.J. Heinz Co.	(100)	(3,570)
Health Care Equipment & Supplies (-0.1%)
Boston Scientific Corp.*	(800)	(8,112)
Insulet Corp.*	(200)	(1,540)
		(9,652)
Health Care Providers & Services (-0.0%)
Cardinal Health, Inc.	(100)	(3,055)
Hotels, Restaurants & Leisure (-0.5%)
International Game Technology	(200)	(3,180)
Marriott International, Inc. Class A	(301)	(6,645)
McDonald's Corp.	(500)	(28,745)
Ruby Tuesday, Inc.*	(100)	(666)
Starbucks Corp.*	(300)	(4,167)
Yum! Brands, Inc.	(200)	(6,668)
		(50,071)
Household Durables (-0.1%)
D.R. Horton, Inc.	(200)	(1,872)
Ethan Allen Interiors, Inc.	(100)	(1,036)
KB Home	(100)	(1,368)
Toll Brothers, Inc.*	(100)	(1,697)
		(5,973)
Household Products (-0.1%)
Colgate-Palmolive Co.	(100)	(7,074)
Kimberly-Clark Corp.	(100)	(5,243)
		(12,317)
Industrial Conglomerates (-0.0%)
Textron, Inc.	(100)	(966)

See Accompanying Notes to Financial Statements.
29

Credit Suisse Trust — U.S. Equity Flex II Portfolio
Schedule of Investments (continued)
June 30, 2009 (unaudited)

	Number of Shares	Value
SHORT STOCK POSITIONS
COMMON STOCKS
Insurance (-0.1%)
Genworth Financial, Inc. Class A	(100)	$(699)
Marsh & McLennan Cos., Inc.	(100)	(2,013)
Old Republic International Corp.	(200)	(1,970)
The Allstate Corp.	(100)	(2,440)
XL Capital, Ltd. Class A	(100)	(1,146)
		(8,268)
Life Sciences Tools & Services (-0.0%)
Thermo Fisher Scientific, Inc.*	(100)	(4,077)
Machinery (-0.3%)
Caterpillar, Inc.	(300)	(9,912)
Deere & Co.	(100)	(3,995)
Illinois Tool Works, Inc.	(200)	(7,468)
Ingersoll Rand PLC	(100)	(2,090)
PACCAR, Inc.	(100)	(3,251)
Terex Corp.*	(100)	(1,207)
		(27,923)
Media (-0.2%)
CBS Corp. Class B	(400)	(2,768)
The Walt Disney Co.	(900)	(20,997)
		(23,765)
Metals & Mining (-0.1%)
Alcoa, Inc.	(600)	(6,198)
Century Aluminum Co.*	(100)	(623)
Freeport-McMoRan Copper & Gold, Inc.	(100)	(5,011)
Titanium Metals Corp.	(200)	(1,838)
		(13,670)
Multi-Utilities (-0.2%)
Centerpoint Energy, Inc.	(200)	(2,216)
Consolidated Edison, Inc.	(200)	(7,484)
Dominion Resources, Inc.	(200)	(6,684)
NiSource, Inc.	(100)	(1,166)
		(17,550)
Multiline Retail (-0.0%)
Macy's, Inc.	(200)	(2,352)
Oil, Gas & Consumable Fuels (-0.3%)
Anadarko Petroleum Corp.	(100)	(4,539)
Devon Energy Corp.	(100)	(5,450)
El Paso Corp.	(300)	(2,769)
Kinder Morgan Management LLC*	(100)	(4,517)
Petrohawk Energy Corp.*	(100)	(2,230)
Spectra Energy Corp.	(300)	(5,076)
Stone Energy Corp.*	(300)	(2,226)
		(26,807)

See Accompanying Notes to Financial Statements.
30

Credit Suisse Trust — U.S. Equity Flex II Portfolio
Schedule of Investments (continued)
June 30, 2009 (unaudited)

	Number of Shares	Value
SHORT STOCK POSITIONS
COMMON STOCKS
Personal Products (-0.0%)
Avon Products, Inc.	(100)	$(2,578)
Pharmaceuticals (-0.1%)
Wyeth	(200)	(9,078)
Professional Services (-0.0%)
Monster Worldwide, Inc.*	(100)	(1,181)
Robert Half International, Inc.	(100)	(2,362)
TrueBlue, Inc.*	(100)	(840)
		(4,383)
Real Estate Management & Development (-0.0%)
CB Richard Ellis Group, Inc. Class A*	(300)	(2,808)
Road & Rail (-0.0%)
Hertz Global Holdings, Inc.*	(100)	(799)
Semiconductors & Semiconductor Equipment (-0.2%)
Applied Materials, Inc.	(900)	(9,873)
Kla-Tencor Corp.	(100)	(2,525)
Linear Technology Corp.	(100)	(2,335)
ON Semiconductor Corp.*	(100)	(686)
		(15,419)
Specialty Retail (-0.3%)
Asbury Automotive Group, Inc.	(100)	(1,024)
Best Buy Co., Inc.	(100)	(3,349)
Brown Shoe Co., Inc.	(300)	(2,172)
Chico's FAS, Inc.*	(300)	(2,919)
Home Depot, Inc.	(300)	(7,089)
Lowe's Cos., Inc.	(200)	(3,882)
OfficeMax, Inc.	(300)	(1,884)
Staples, Inc.	(500)	(10,085)
		(32,404)
Textiles, Apparel & Luxury Goods (-0.0%)
Jones Apparel Group, Inc.	(200)	(2,146)
Thrifts & Mortgage Finance (-0.0%)
TFS Financial Corp.	(100)	(1,062)
Tobacco (-0.1%)
Altria Group, Inc.	(400)	(6,556)
Trading Companies & Distributors (-0.0%)
United Rentals, Inc.*	(200)	(1,298)

See Accompanying Notes to Financial Statements.
31

Credit Suisse Trust — U.S. Equity Flex II Portfolio
Schedule of Investments (continued)
June 30, 2009 (unaudited)

	Number of Shares	Value
SHORT STOCK POSITIONS
COMMON STOCKS
Wireless Telecommunication Services (-0.1%)
American Tower Corp. Class A*	(100)	$(3,153)
Crown Castle International Corp.*	(100)	(2,402)
		(5,555)
TOTAL COMMON STOCKS (Proceeds $-625,930)		(636,104)
TOTAL SECURITIES SOLD SHORT (Proceeds $-625,930)		$(636,104)

INVESTMENT ABBREVIATION

ADR = American Depositary Receipt

*  Non-income producing security.

§  Security or portion thereof is out on loan.

§§  Represents security purchased with cash collateral received for securities on loan.

See Accompanying Notes to Financial Statements.
32

Credit Suisse Trust — U.S. Equity Flex II Portfolio
Statement of Assets and Liabilities
June 30, 2009 (unaudited)

Assets
Investments at value, including collateral for securities on loan of $2,658,684 (Cost $13,250,717) (Note 2)	$13,493,387[1]
Cash	49,804
Cash segregated at brokers for short sales	664,001
Receivable for investments sold	176,332
Dividend receivable	13,374
Receivable for portfolio shares sold	11,827
Receivable from investment adviser (Note 3)	5,149
Prepaid expenses and other assets	2,355
Total Assets	14,416,229
Liabilities
Administrative services fee payable (Note 3)	12,690
Payable upon return of securities loaned (Note 2)	3,322,685
Securities sold short, at value (Proceeds $-625,930)	636,104
Payable for investments purchased	181,635
Trustees' fee payable	4,500
Payable for portfolio shares redeemed	1,966
Dividend expense payable on securities sold short	916
Other accrued expenses payable	41,454
Total Liabilities	4,201,950
Net Assets
Capital stock, $.001 par value (Note 6)	1,233
Paid-in capital (Note 6)	19,924,330
Undistributed net investment income	621,520
Accumulated net realized loss on investments, short sales and foreign currency transactions	(10,565,298)
Net unrealized appreciation from investments, short sales and foreign currency translations	232,494
Net Assets	$10,214,279
Shares outstanding	1,232,977
Net asset value, offering price and redemption price per share	$8.28

1  Including $3,233,080 of securities on loan.

See Accompanying Notes to Financial Statements.
33

Credit Suisse Trust — U.S. Equity Flex II Portfolio
Statement of Operations
For the Six Months Ended June 30, 2009 (unaudited)

Investment Income (Note 2)
Dividends	$119,006
Interest	2
Securities lending	4,222
Foreign taxes withheld	(1,504)
Total investment income	121,726
Expenses
Investment advisory fees (Note 3)	23,319
Administrative services fees (Note 3)	32,462
Custodian fees	68,463
Audit and tax fees	9,053
Printing fees (Note 3)	8,645
Legal fees	6,321
Trustees' fees	6,003
Dividend expense for securities sold short	1,780
Transfer agent fees	829
Insurance expense	417
Interest expense (Note 4)	371
Short sales expense	326
Miscellaneous expense	2,147
Total expenses	160,136
Less: fees waived and expenses reimbursed (Note 3)	(159,782)
Net expenses	354
Net investment income	121,372
Net Realized and Unrealized Gain (Loss) from Investments, Short Sales and Foreign Currency Related Items
Net realized loss from investments	(3,133,170)
Net realized gain from short sales	40
Net realized gain from foreign currency transactions	13
Net change in unrealized appreciation (depreciation) from investments	3,872,598
Net change in unrealized appreciation (depreciation) from short sales	(10,174)
Net change in unrealized appreciation (depreciation) from foreign currency translations	(3)
Net realized and unrealized gain from investments, short sales and foreign currency related items	729,304
Net increase in net assets resulting from operations	$850,676

See Accompanying Notes to Financial Statements.
34

Credit Suisse Trust — U.S. Equity Flex II Portfolio
Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2009 (unaudited)	For the Year Ended December 31, 2008
From Operations
Net investment income	$121,372	$505,820
Net realized loss from investments, short sales and foreign currency transactions	(3,133,117)	(6,563,190)
Net change in unrealized appreciation (depreciation) from investments, short sales and foreign currency translations	3,862,421	(7,871,288)
Net increase (decrease) in net assets resulting from operations	850,676	(13,928,658)
From Dividends and Distributions
Dividends from net investment income	—	(842,237)
Distributions from net realized gains	—	(2,686,848)
Net decrease in net assets resulting from dividends and distributions	—	(3,529,085)
From Capital Share Transactions (Note 6)
Proceeds from sale of shares	270,186	702,720
Reinvestment of dividends and distributions	—	3,529,085
Net asset value of shares redeemed	(783,406)	(28,471,976)
Net decrease in net assets from capital share transactions	(513,220)	(24,240,171)
Net increase (decrease) in net assets	337,456	(41,697,914)
Net Assets
Beginning of period	9,876,823	51,574,737
End of period	$10,214,279	$9,876,823
Undistributed net investment income	$621,520	$500,148

See Accompanying Notes to Financial Statements.
35

Credit Suisse Trust — U.S. Equity Flex II Portfolio
Statement of Cash Flows
For the Six Months Ended June 30, 2009 (unaudited)

Cash Flows from Operating Activities
Dividends, interest and securities lending income received	$156,999
Operating expenses paid	(2,673)
Change in receivable for portfolio shares sold	7,174
Change in payable for portfolio shares redeemed	(11,662,578)
Dividend expense paid on securities sold short	(864)
Purchases of long-term securities	(16,601,179)
Proceeds from sales of long-term securities	27,989,132
Purchases to cover securities sold short	(34,344)
Proceeds from securities sold short	665,574
Net cash provided by operating activities		$517,241
Cash Flows from Financing Activities
Proceeds from sale of shares	270,186
Cost of shares redeemed	(783,406)
Net cash used by financing activities		(513,220)
Effect of exchange rate on cash		9
Net increase in cash		4,030
Cash — beginning of period		45,774
Cash — end of period		$49,804
RECONCILIATION OF NET INCREASE IN NET ASSETS FROM OPERATIONS TO NET CASH PROVIDED BY OPERATING ACTIVITIES
Net increase in net assets resulting from operations		$850,676
Adjustments to Reconcile Net Increase in Net Assets from Operations to Net Cash Provided by Operating Activities
Change in dividend receivable	$35,273
Change in accrued expenses	11,418
Change in prepaid expenses and other assets	(1,881)
Change in advisory fees payable	(13,636)
Change in receivable for portfolio shares sold	7,174
Change in payable for portfolio shares redeemed	(11,662,578)
Change in dividend expense payable on securities sold short	916
Purchases of long-term securities	(16,601,179)
Proceeds from sales of long-term securities	27,989,132
Purchases to cover securities sold short	(34,344)
Proceeds from securities sold short	665,574
Net change in unrealized appreciation on investments, short sales and foreign currency translations	(3,862,421)
Net realized loss on investments, short sales and foreign currency transactions	3,133,117
Total adjustments		(333,435)
Net cash provided by operating activities		$517,241
Non-Cash Activity:
Dividend reinvestments		$—

See Accompanying Notes to Financial Statements.
36

Credit Suisse Trust — U.S. Equity Flex II Portfolio
Financial Highlights
(For a Share of the Portfolio Outstanding Throughout Each Period)

	For the Six Months Ended June 30, 2009	For the Year Ended December 31,
	(unaudited)	2008	2007	2006	2005	2004
Per share data
Net asset value, beginning of period	$7.56	$13.48	$17.00	$14.38	$13.40	$12.10
INVESTMENT OPERATIONS
Net investment income	0.12	0.49	0.24	0.23	0.11	0.12
Net gain (loss) on investments, short sales and foreign currency related items (both realized and unrealized)	0.60	(5.02)	0.08	2.54	0.98	1.25
Total from investment operations	0.72	(4.53)	0.32	2.77	1.09	1.37
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	—	(0.33)	(0.24)	(0.15)	(0.11)	(0.07)
Distributions from net realized gains	—	(1.06)	(3.60)	—	—	—
Total dividends and distributions	—	(1.39)	(3.84)	(0.15)	(0.11)	(0.07)
Net asset value, end of period	$8.28	$7.56	$13.48	$17.00	$14.38	$13.40
Total return[1]	9.52%	(36.19)%	1.79%	19.35%	8.14%	11.34%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$10,214	$9,877	$51,575	$55,796	$57,805	$44,853
Ratio of expenses to average net assets	0.01%[2]	1.16%	0.81%	1.00%	1.00%	1.00%
Ratio of expenses to average net assets excluding short sales dividend expense	(0.03)%[2]	—	—	—	—	—
Ratio of net investment income to average net assets	2.60%[2]	1.72%	1.55%	1.29%	1.03%	1.15%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	3.42%[2]	—	—	0.06%	0.09%	0.14%
Portfolio turnover rate	146%	198%	95%	143%	81%	53%

1  Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns do not reflect charges and expenses attributable to any particular variable contract or plan. Total returns for periods less than one year are not annualized.

2  Annualized.

See Accompanying Notes to Financial Statements.
37

Credit Suisse Trust — U.S. Equity Flex II Portfolio
Notes to Financial Statements
June 30, 2009 (unaudited)

Note 1. Organization

Credit Suisse Trust (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"), and currently offers eight managed investment portfolios of which one, the U.S. Equity Flex II Portfolio (the "Portfolio"), is included in this report. The Portfolio is a diversified investment fund that seeks capital growth. Shares of the Portfolio are not available directly to individual investors but may be offered only through (a) variable annuity contracts and variable life insurance contracts offered by separate accounts of certain insurance companies and (b) tax-qualified pension and retirement plans. The Portfolio may not be available in connection with a particular contract or plan. The Trust was organized under the laws of the Commonwealth of Massachusetts as a business trust on March 15, 1995. Effective May 1, 2009, the name of the Portfolio was changed from Large Cap Value Portfolio.

Note 2. Significant Accounting Policies

A) SECURITY VALUATION — The net asset value of the Portfolio is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the "Valuation Time"). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Portfolio's Valuation Time but after the close of the securities' primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees. The Portfolio may utilize a service provided by an independent third party which has been approved by the Board

38

Credit Suisse Trust — U.S. Equity Flex II Portfolio
Notes to Financial Statements (continued)
June 30, 2009 (unaudited)

Note 2. Significant Accounting Policies

of Trustees to fair value certain securities. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities.

The Portfolio adopted Financial Accounting Standards Board ("FASB") Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•  Level 1 – quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

39

Credit Suisse Trust — U.S. Equity Flex II Portfolio
Notes to Financial Statements (continued)
June 30, 2009 (unaudited)

Note 2. Significant Accounting Policies

The following is a summary of the inputs used as of June 30, 2009 in valuing the Portfolio's investments carried at value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Equities	$10,834,703	$—	$—	$10,834,703
Short-Term Investment	2,658,684	—	—	2,658,684
Liabilities in Securities Sold Short
Equities	(636,104)	—	—	(636,104)
Other Financial Instruments*	—	—	—	—
	$12,857,283	$—	$—	$12,857,283

*Other financial instruments include futures, forwards and swap contracts.

B) DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES — In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities ("FAS 161"), an amendment of FASB Statement No. 133. FAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about how and why a fund uses derivative instruments, how these affect a fund's financial position and results of operations. The Portfolio has not entered into any derivative or hedging activities during the period covered by this report.

C) FOREIGN CURRENCY TRANSACTIONS — The books and records of the Portfolio are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rate at the end of the period. Translation gains or losses resulting from changes in the exchange rate during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the results of operations for the current period. The Portfolio does not isolate that portion of realized gains and losses on investments in equity securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of equity securities. The Portfolio isolates that portion of realized gains and losses on investments in debt securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of debt securities.

D) SECURITY TRANSACTIONS AND INVESTMENT INCOME — Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. Dividends and dividend expense on short sales are recorded on the ex-dividend date. The cost of investments sold is determined

40

Credit Suisse Trust — U.S. Equity Flex II Portfolio
Notes to Financial Statements (continued)
June 30, 2009 (unaudited)

Note 2. Significant Accounting Policies

by use of the specific identification method for both financial reporting and income tax purposes.

E) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income and distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America ("GAAP").

F) FEDERAL INCOME TAXES — No provision is made for federal taxes as it is the Portfolio's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and to make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

During June 2006, the FASB issued Interpretation 48 ("FIN 48" or the "Interpretation"), Accounting for Uncertainty in Income Taxes — an interpretation of FASB statement 109. The Portfolio has reviewed its current tax positions and has determined that no provision for income tax is required in the Portfolio's financial statements. The Portfolio's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G) USE OF ESTIMATES — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

H) SHORT SALES — The Portfolio may enter into short sales transactions. Short sales expose the Portfolio to the risk that it will be required to cover its short position at a time when the securities have appreciated in value, thus resulting in a loss to the Portfolio. The Portfolio's loss on a short sale could theoretically be unlimited in a case where the Portfolio is unable, for whatever reason, to close out its short position. Short sales also involve transaction and other costs that will reduce potential gains and increase potential portfolio losses. The use by the Portfolio of short sales in combination with long positions in its portfolio in an attempt to improve performance may not be successful and may result in greater losses or lower positive returns than if the Portfolio held only long positions. It is possible that the Portfolio's long equity positions will

41

Credit Suisse Trust — U.S. Equity Flex II Portfolio
Notes to Financial Statements (continued)
June 30, 2009 (unaudited)

Note 2. Significant Accounting Policies

decline in value at the same time that the value of the securities it has sold short increases, thereby increasing potential losses to the Portfolio. In addition, the Portfolio's short selling strategies may limit its ability to fully benefit from increases in the equity markets. Short selling also involves a form of financial leverage that may exaggerate any losses realized by the Portfolio. Also, there is the risk that the counterparty to a short sale may fail to honor its contractual terms, causing a loss to the Portfolio.

I) SHORT-TERM INVESTMENTS — The Portfolio, together with other funds/portfolios advised by Credit Suisse Asset Management, LLC ("Credit Suisse"), an indirect, wholly-owned subsidiary of Credit Suisse Group AG, pools available cash into a short-term variable rate time deposit issued by State Street Bank and Trust Company ("SSB"), the Portfolio's custodian. The short-term time deposit issued by SSB is a variable rate account classified as a short-term investment.

J) SECURITIES LENDING — Loans of securities are required at all times to be secured by collateral at least equal to 102% of the market value of domestic securities on loan (including any accrued interest thereon) and 105% of the market value of foreign securities on loan (including any accrued interest thereon). Cash collateral received by the Portfolio in connection with securities lending activity may be pooled together with cash collateral for other funds/portfolios advised by Credit Suisse and may be invested in a variety of investments, including funds advised by SSB, the Portfolio's securities lending agent, or money market instruments. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

SSB has been engaged by the Portfolio to act as the Portfolio's securities lending agent. The Portfolio's securities lending arrangement provides that the Portfolio and SSB will share the net income earned from securities lending activities. During the six months ended June 30, 2009, total earnings from the Portfolio's investment in cash collateral received in connection with securities lending arrangements was $6,568, of which $976 was rebated to borrowers (brokers). The Portfolio retained $4,222 in income from the cash collateral investment, and SSB, as lending agent, was paid $1,370. Securities lending income is accrued as earned.

Note 3. Transactions with Affiliates and Related Parties

Credit Suisse serves as investment adviser for the Portfolio. For its investment advisory services, Credit Suisse is entitled to receive a fee from the

42

Credit Suisse Trust — U.S. Equity Flex II Portfolio
Notes to Financial Statements (continued)
June 30, 2009 (unaudited)

Note 3. Transactions with Affiliates and Related Parties

Portfolio at an annual rate of 0.50% of the Portfolio's average daily net assets. For the six months ended June 30, 2009, investment advisory fees earned, voluntarily waived and expenses reimbursed were as follows:

Gross Advisory Fee	Waiver	Net Advisory Fee	Expense Reimbursement
$23,319	$(23,319)	$0	$(136,463)

Fee waivers and expense reimbursements are voluntary and may be discontinued by Credit Suisse at any time.

Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of Credit Suisse, and SSB serve as co-administrators to the Portfolio. For its co-administrative services, CSAMSI currently receives a fee calculated at an annual rate of 0.09% of the Portfolio's average daily net assets. For the six months ended June 30, 2009, co-administrative services fees earned by CSAMSI were $4,197.

For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, calculated in total for all the Credit Suisse funds/portfolios co-administered by SSB and allocated based upon the relative average net assets of each fund/portfolio, subject to an annual minimum fee. For the six months ended June 30, 2009, co-administrative services fees earned by SSB (including out-of-pocket expenses) were $28,265.

In addition to serving as the Portfolio's co-administrator, CSAMSI currently serves as distributor of the Portfolio's shares without compensation.

Merrill Corporation ("Merrill"), an affiliate of Credit Suisse, has been engaged by the Portfolio to provide certain financial printing and fulfillment services. For the six months ended June 30, 2009, Merrill was paid $5,082 for its services by the Portfolio.

Note 4. Line of Credit

The Portfolio, together with other funds/portfolios advised by Credit Suisse (collectively, the "Participating Funds"), participates in a $50 million committed, unsecured line of credit facility ("Credit Facility") for temporary or emergency purposes with SSB. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at either

43

Credit Suisse Trust — U.S. Equity Flex II Portfolio
Notes to Financial Statements (continued)
June 30, 2009 (unaudited)

Note 4. Line of Credit

the Overnight Federal Funds rate or the Overnight LIBOR rate plus a spread. At June 30, 2009, the Portfolio had no loans outstanding under the Credit Facility. During the six months ended June 30, 2009, the Portfolio had borrowings under the Credit Facility as follows:

Average Daily Loan Balance	Weighted Average Interest Rate %	Maximum Daily Loan Outstanding
$2,154,182	0.565%	$7,174,000

Note 5. Purchases and Sales of Securities

For the six months ended June 30, 2009, purchases and sales of investment securities (excluding short sales and short-term investments) were $16,095,063 and $27,471,153, respectively. Securities sold short and purchases to cover securities sold short were $665,574 and $39,616, respectively.

At June 30, 2009, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $13,250,717, $902,337, $(659,667) and $242,670, respectively.

At June 30, 2009, the identified proceeds for federal income tax purposes, as well as the gross unrealized appreciation from securities sold short for those securities having an excess of proceeds over value, gross unrealized depreciation from investments for those securities having an excess of value over proceeds and the net unrealized depreciation from securities sold short were $(625,930), $11,265, $(21,439) and $(10,174), respectively.

Note 6. Capital Share Transactions

The Trust is authorized to issue an unlimited number of full and fractional shares of beneficial interest, $.001 par value per share. Transactions in capital shares of the Portfolio were as follows:

	For the Six Months Ended June 30, 2009 (unaudited)	For the Year Ended December 31, 2008
Shares sold	37,158	72,961
Shares issued in reinvestment of dividends and distributions	—	351,153
Shares redeemed	(110,194)	(2,943,904)
Net decrease	(73,036)	(2,519,790)

44

Credit Suisse Trust — U.S. Equity Flex II Portfolio
Notes to Financial Statements (continued)
June 30, 2009 (unaudited)

Note 6. Capital Share Transactions

On June 30, 2009, the number of shareholders that held 5% or more of the outstanding shares of the Portfolio was as follows:

Number of Shareholders	Approximate Percentage of Outstanding Shares
3	97%

Some of the shareholders are omnibus accounts, which hold shares on behalf of individual shareholders.

Note 7. Contingencies

In the normal course of business, the Portfolio may provide general indemnifications pursuant to certain contracts and organizational documents. The Portfolio's maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

Note 8. Subsequent Events

In accordance with the provisions set forth in FASB Statement of Financial Accounting Standards No. 165 "Subsequent Events", adopted by the Portfolio as of June 30, 2009, management has evaluated the possibility of subsequent events existing in the Portfolio's financial statements through August 24, 2009.

On May 12, 2009, the Board of Trustees of Credit Suisse Trust (the "Trust"), on behalf of its series, the U.S. Equity Flex II Portfolio, (the "Acquired Portfolio"), approved the proposed reorganization of the Acquired Portfolio (a "Reorganization") whereby all of the assets and liabilities of the Acquired Portfolio would be transferred to the U.S. Equity Flex I Portfolio (the "Acquiring Portfolio"), also a series of the Trust, in exchange for shares of beneficial interest of the Acquiring Portfolio. The Acquired Portfolio would then be liquidated and shares of beneficial interest of the Acquiring Portfolio would be distributed to the shareholders of the Acquired Portfolio.

The Reorganization is subject to the completion of certain conditions, including the approval of the Acquired Portfolio's shareholders. At a Special Meeting of Shareholders held on August 21, 2009, shareholders approved the Agreement and Plan of Reorganization.

45

Credit Suisse Trust — U.S. Equity Flex II Portfolio
Notice of Privacy and Information Practices (unaudited)

At Credit Suisse, we know that you are concerned with how we protect and handle nonpublic personal information that identifies you. This notice is designed to help you understand what nonpublic personal information we collect from you and from other sources, and how we use that information in connection with your investments and investment choices that may be available to you. Except where otherwise noted, this notice is applicable only to consumers who are current or former investors, meaning individual persons whose investments are primarily for household, family or personal use ("individual investors"). Specified sections of this notice, however, also apply to other types of investors (called "institutional investors"). Where the notice applies to institutional investors, the notice expressly states so. This notice is being provided by Credit Suisse Funds, Credit Suisse Institutional Funds, and Credit Suisse Closed-End Funds. This notice applies solely to U.S. registered investment companies advised by Credit Suisse Asset Management, LLC.

Categories of information we may collect:

We may collect information about you, including nonpublic personal information, such as

•  Information we receive from you on applications, forms, agreements, questionnaires, Credit Suisse websites and other websites that are part of our investment program, or in the course of establishing or maintaining a customer relationship, such as your name, address, e-mail address, Social Security number, assets, income, financial situation; and

•  Information we obtain from your transactions and experiences with us, our affiliates, or others, such as your account balances or other investment information assets purchased and sold, and other parties to a transaction, where applicable.

Categories of information we disclose and parties to whom we disclose it:

•  We do not disclose nonpublic personal information about our individual investors, except as permitted or required by law or regulation. Whether you are an individual investor or institutional investor, we may share the information described above with our affiliates that perform services on our behalf, and with our asset management and private banking affiliates; as well as with unaffiliated third parties that perform services on our behalf, such as our accountants, auditors, attorneys, broker-dealers, fund administrators, and other service providers.

46

Credit Suisse Trust — U.S. Equity Flex II Portfolio
Notice of Privacy and Information Practices (unaudited) (continued)

•  We want our investors to be informed about additional products or services. Whether you are an individual investor or an institutional investor, we may disclose information, including nonpublic personal information, regarding our transactions and experiences with you to our affiliates.

•  In addition, whether you are an individual investor or an institutional investor, we reserve the right to disclose information, including nonpublic personal information, about you to any person or entity, including without limitation any governmental agency, regulatory authority or self-regulatory organization having jurisdiction over us or our affiliates, if (i) we determine in our discretion that such disclosure is necessary or advisable pursuant to or in connection with any United States federal, state or local, or non-U.S., court order (or other legal process), law, rule, regulation, or executive order or policy, including without limitation any anti-money laundering law or the USA PATRIOT Act of 2001; and (ii) such disclosure is not otherwise prohibited by law, rule, regulation, or executive order or policy.

Confidentiality and security

•  To protect nonpublic personal information about individual investors, we restrict access to those employees and agents who need to know that information to provide products or services to us and to our investors. We maintain physical, electronic, and procedural safeguards to protect nonpublic personal information.

Other Disclosures

This notice is not intended to be incorporated in any offering materials, but is a statement of our current Notice of Privacy and Information Practices and may be amended from time to time. This notice is current as of May 12, 2009.

47

Credit Suisse Trust — U.S. Equity Flex II Portfolio
Proxy Voting and Portfolio Holdings Information (unaudited)

Information regarding how the Portfolio voted proxies related to its portfolio securities during the 12 month period ended June 30 of each year, as well as the policies and procedures that the Portfolio uses to determine how to vote proxies relating to its portfolio securities are available:

•  By calling 1-800-222-8977

•  On the Portfolio's website, www.credit-suisse.com/us

•  On the website of the Securities and Exchange Commission, www.sec.gov.

The Portfolio files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Portfolio's Forms N-Q are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-202-551-8090.

48

P.O. BOX 55030, BOSTON, MA 02205-5030

800-222-8977 ■ WWW.CREDIT-SUISSE.COM/US

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.  TRLCV-SAR-0609

CREDIT SUISSE FUNDS

Semiannual Report

June 30, 2009
(unaudited)

CREDIT SUISSE TRUST
■  U.S. EQUITY FLEX III PORTFOLIO

Credit Suisse Trust (the "Trust") shares are not available directly to individual investors, but may be offered only through certain insurance products and pension and retirement plans.

The Trust's investment objectives, risks, charges and expenses (which should be considered carefully before investing), and more complete information about the Trust, are provided in the Prospectus, which should be read carefully before investing. You may obtain additional copies by calling 800-222-8977 or by writing to Credit Suisse Trust, P.O. Box 55030, Boston, MA 02205-5030.

Credit Suisse Asset Management Securities, Inc., Distributor, is located at Eleven Madison Avenue, New York, NY 10010. The Trust is advised by Credit Suisse Asset Management, LLC.

The views of the Portfolio's management are as of the date of the letter and the Portfolio holdings described in this document are as of June 30, 2009; these views and Portfolio holdings may have changed subsequent to these dates. Nothing in this document is a recommendation to purchase or sell securities.

Portfolio shares are not deposits or other obligations of Credit Suisse Asset Management, LLC ("Credit Suisse") or any affiliate, are not FDIC-insured and are not guaranteed by Credit Suisse or any affiliate. Portfolio investments are subject to investment risks, including loss of your investment.

Credit Suisse Trust — U.S. Equity Flex III Portfolio
Semiannual Investment Adviser's Report
June 30, 2009 (unaudited)

July 24, 2009

Dear Shareholder:

On May 1, 2009, the Credit Suisse Trust — Mid-Cap Core Portfolio became the U.S. Equity Flex III Portfolio. Concurrently, the investment strategy changed to a "flexible 130/30" strategy whereby the Portfolio generally will hold (i) long positions, either directly or through derivatives, in an amount up to approximately 130% of its net assets and (ii) short positions, either directly or through derivatives, in an amount up to approximately 30% of its net assets. The Portfolio will continue to invest in equity securities of U.S. companies.

Under the new investment strategy, the Portfolio will seek to outperform the Russell 3000® Index (the "Benchmark"). The Benchmark is designed to measure the performance of the largest 3000 U.S. companies, representing approximately 98% of the investable U.S. equity market.

The Portfolio will continue to follow quantitative portfolio management techniques rather than a traditional fundamental equity research approach, and the Portfolio's portfolio manager will continue to select securities for the Portfolio using the same proprietary quantitative models that it previously employed. For more information regarding the new "flex" investment strategy, please see the Portfolio's prospectus.

For the six months ended June 30, 2009, the Credit Suisse Trust — U.S. Equity Flex III Portfolio (the "Portfolio") had a gain of 8.12%1, versus an increase of 4.20% for the Benchmark.2

Market Review: A period with mixed results

The semiannual period ended June 30, 2009, was a volatile one that ended with mixed results. For example, the S&P 500 Total Return Index increased by 0.20% in June, bringing its year-to-date performance to 3.16%. The Dow Jones Industrial Average, however, declined by 0.41% in June, bringing its year-to-date performance to -2.01%.

The labor market continued to weaken during the period. Non-farm payrolls fell by 467,000 jobs in June, and the household unemployment rate remained nearly unchanged at 9.5%. Nevertheless, three out of ten sectors within the S&P 500 posted positive year-to-date returns. Information technology, which gained 24.08%, was the best performing sector, while materials increased by 12.28%, and consumer discretionary increased by 7.52%. Industrials, on the other hand, was the worst performing sector year-to-date, down by 7.68%.

1

Credit Suisse Trust — U.S. Equity Flex III Portfolio
Semiannual Investment Adviser's Report (continued)
June 30, 2009 (unaudited)

Strategic Review and Outlook: Anticipating continued near-term volatility

On May 1, 2009, the Portfolio's investment strategy changed from a long-only strategy to a flex strategy, which allows long and short positions while maintaining an approximate 100% net long exposure. The term "flex" in the Portfolio's name refers to the ability of the Portfolio to vary from 100% to 130% in its long positions and from 0% to 30% in its short positions, based on market conditions. While the Portfolio intends to utilize short exposure, it may refrain completely under certain conditions.

The Portfolio continues to be managed by the Quantitative Equities Group within Credit Suisse Asset Management, LLC, which has managed funds with a flex-style strategy since January of 2007. The Quantitative Equities Group believes that removing the "long-only constraint" and instead utilizing a flex strategy should offer increased return potential for a given level of risk compared to a long-only strategy.

The complete transition of the strategy from a long-only fund to a flex fund took a few weeks as the portfolio gradually increased its exposure to short positions. As of the end of June 30, 2009, the long/short ratio of the Fund was 103/3.

For the six-month period ended June 30, 2009, the Portfolio outperformed the Benchmark. The industrials, consumer staples, and consumer discretionary sectors all contributed to performance due to stock selection and sector weighting. The financials sector detracted from performance due to stock selection, while the information technology sector detracted due to sector weighting.

Although we expect the market to remain difficult in the near term, we are comfortable with our proactive, long-term investment process going forward.

Jordan Low
Portfolio Manager

Short sales expose the portfolio to the risk that it will be required to cover its short position at a time when the securities have appreciated in value, thus resulting in a loss to the portfolio. The portfolio's loss on a short sale could theoretically be unlimited in a case where the portfolio is unable to close out its short position.

Derivatives are subject to a number of risks such as correlation risk, liquidity risk, interest-rate risk, market risk and credit risk. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the portfolio will engage in these transactions to reduce exposure to other risks when that would be beneficial.

2

Credit Suisse Trust — U.S. Equity Flex III Portfolio
Semiannual Investment Adviser's Report (continued)
June 30, 2009 (unaudited)

The use of leverage subjects the portfolio to the risk of magnified capital losses that can occur when losses affect an asset base — enlarged by borrowings or the creation of liabilities — that exceeds the net assets of the portfolio. The net asset value of the portfolio when employing leverage will be more volatile and sensitive to market movements. Leverage may involve the creation of a liability that requires the portfolio to pay interest.

Investing in small to medium-sized companies may be more volatile and less liquid than investments in larger companies.

Special situations are unusual developments that affect a company's market value. Examples include mergers, acquisitions and reorganizations. Securities of special-situation companies may decline in value if the anticipated benefits of the special situation do not materialize.

In addition to historical information, this report contains forward-looking statements, which may concern, among other things, domestic and foreign market, industry and economic trends and developments and government regulation and their potential impact on the Portfolio's investments. These statements are subject to risks and uncertainties and actual trends, developments and regulations in the future, and their impact on the Portfolio could be materially different from those projected, anticipated or implied. The Portfolio has no obligation to update or revise forward-looking statements.

3

Credit Suisse Trust — U.S. Equity Flex III Portfolio
Semiannual Investment Adviser's Report (continued)
June 30, 2009 (unaudited)

Average Annual Returns as of June 30, 20091

1 Year	5 Years	Since Inception	Inception Date
(29.25)%	(2.98)%	0.10%	9/13/99

Returns represent past performance and include change in share price and reinvestment of dividends and capital gains. Past performance cannot guarantee future results. The current performance of the Portfolio may be lower or higher than the figures shown. Returns and share price will fluctuate, and redemption value may be more or less than original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. Performance includes the effect of deducting expenses, but does not include charges and expenses attributable to any particular variable contract or plan. Accordingly, the Prospectus of the sponsoring Participating Insurance Company separate account or plan documents or other informational materials supplied by plan sponsors should be carefully reviewed for information on relevant charges and expenses. Excluding these charges and expenses from quotations of performance has the effect of increasing the performance quoted, and the effect of these charges should be considered when comparing performance to that of other mutual funds. Performance information current to the most recent month-end is available at www.credit-suisse.com/us.

The annualized gross expense ratio is 2.61%. The annualized net expense ratio after fee waivers and/or expense reimbursements is 0.95%.

1  Fee waivers and/or expense reimbursements may reduce expenses for the Portfolio, without which performance would be lower. Waivers and/or reimbursements may be discontinued at any time.

2  The Russell 3000® Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represent approximately 98% of the investable U.S. equity market. It is an unmanaged index of common stocks that includes reinvestment of dividends and is compiled by Frank Russell Company. Effective May 1, 2009, the Russell 3000® Index replaced the S&P MidCap 400 Index as the benchmark-index for the Portfolio. The S&P MidCap 400 Index is an unmanaged market-weighted index composed of 400 U.S. stocks selected on the basis of market capitalization, liquidity and industry group representation and is a registered trademark of The McGraw-Hill Co., Inc. Investors cannot invest directly in an index.

4

Credit Suisse Trust — U.S. Equity Flex III Portfolio
Semiannual Investment Adviser's Report (continued)
June 30, 2009 (unaudited)

Information About Your Portfolio's Expenses

As an investor of the Portfolio, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Portfolio expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Portfolio and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six month period ended June 30, 2009.

The table illustrates your Portfolio's expenses in two ways:

• Actual Portfolio Return. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Portfolio using the Portfolio's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

• Hypothetical 5% Portfolio Return. This helps you to compare your Portfolio's ongoing expenses with those of other mutual funds using the Portfolio's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical portfolio return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

5

Credit Suisse Trust — U.S. Equity Flex III Portfolio
Semiannual Investment Adviser's Report (continued)
June 30, 2009 (unaudited)

Expenses and Value for a $1,000 Investment
for the six month period ended June 30, 2009

Actual Portfolio Return
Beginning Account Value 1/1/09	$1,000.00
Ending Account Value 6/30/09	$1,081.20
Expenses Paid per $1,000*	$4.90
Hypothetical 5% Portfolio Return
Beginning Account Value 1/1/09	$1,000.00
Ending Account Value 6/30/09	$1,020.08
Expenses Paid per $1,000*	$4.76
Annualized Expense Ratio*	0.95%

*  Expenses are equal to the Portfolio's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year period, then divided by 365.

The "Expenses Paid per $1,000" and the "Annualized Expense Ratio" in the tables are based on actual expenses paid by the Portfolio during the period, net of fee waivers and/or expense reimbursements. If those fee waivers and/or expense reimbursements had not been in effect, the Portfolio's actual expenses would have been higher. Expenses do not reflect additional charges and expenses that are, or may be, imposed under the variable contracts or plans. Such charges and expenses are described in the prospectus of the insurance company separate account or in the plan documents or other informational materials supplied by plan sponsors. The Portfolio's expenses should be considered with these charges and expenses in evaluating the overall cost of investing in the separate account.

For more information, please refer to the Portfolio's prospectus.

6

Credit Suisse Trust — U.S. Equity Flex III Portfolio
Semiannual Investment Adviser's Report (continued)
June 30, 2009 (unaudited)

SECTOR BREAKDOWN*

	Long	Short	Net
Health Care	15.6%	(0.3)%	15.3%
Consumer Discretionary	15.0%	(0.6)%	14.4%
Financials	14.0%	(0.1)%	13.9%
Energy	14.2%	(0.4)%	13.8%
Industrials	13.3%	(0.4)%	12.9%
Information Technology	12.6%	(0.5)%	12.1%
Utilities	7.5%	(0.2)%	7.3%
Consumer Staples	5.5%	(0.4)%	5.1%
Materials	4.0%	(0.1)%	3.9%
Telecommunication Services	1.5%	(0.2)%	1.3%
Total	103.2%	(3.2)%	100.0%

*  Expressed as a percentage of total long/short investments, respectively, (excluding security lending collateral) and may vary over time.

7

Credit Suisse Trust — U.S. Equity Flex III Portfolio
Schedule of Investments
June 30, 2009 (unaudited)

	Number of Shares	Value
LONG STOCK POSITIONS (102.8%)
COMMON STOCKS (102.8%)
Aerospace & Defense (4.6%)
Alliant Techsystems, Inc.*§	100	$8,236
BE Aerospace, Inc.*§	300	4,308
Goodrich Corp.	500	24,985
ITT Corp.§	2,000	89,000
Northrop Grumman Corp.	3,600	164,448
Raytheon Co.§	6,100	271,023
Spirit AeroSystems Holdings, Inc. Class A*§	400	5,496
		567,496
Air Freight & Logistics (0.0%)
UTi Worldwide, Inc.*	100	1,140
Airlines (0.2%)
Airtran Holdings, Inc.*§	1,800	11,142
Alaska Air Group, Inc.*§	249	4,547
AMR Corp.*§	300	1,206
Delta Air Lines, Inc.*§	100	579
JetBlue Airways Corp.*§	300	1,281
UAL Corp.*§	200	638
US Airways Group, Inc.*§	100	243
		19,636
Auto Components (0.3%)
BorgWarner, Inc.§	400	13,660
Cooper Tire & Rubber Co.§	100	992
Exide Technologies*§	100	373
Gentex Corp.	550	6,380
Lear Corp.*§	100	50
Tenneco, Inc.*§	600	6,360
TRW Automotive Holdings Corp.*§	200	2,260
WABCO Holdings, Inc.	200	3,540
		33,615
Automobiles (0.2%)
Ford Motor Co.*§	500	3,035
Thor Industries, Inc.§	900	16,533
		19,568
Beverages (0.3%)
Dr. Pepper Snapple Group, Inc.*§	600	12,714
Hansen Natural Corp.*§	800	24,656
PepsiAmericas, Inc.§	100	2,681
		40,051
Biotechnology (0.6%)
Amgen, Inc.*	600	31,764
Arena Pharmaceuticals, Inc.*§	200	998
Biogen Idec, Inc.*	200	9,030
Dendreon Corp.*§	100	2,485

See Accompanying Notes to Financial Statements.
8

Credit Suisse Trust — U.S. Equity Flex III Portfolio
Schedule of Investments (continued)
June 30, 2009 (unaudited)

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
Biotechnology
Geron Corp.*§	100	$767
Human Genome Sciences, Inc.*§	100	286
Incyte Corp. Ltd.*§	100	329
Ligand Pharmaceuticals, Inc. Class B*§	100	286
OSI Pharmaceuticals, Inc.*§	300	8,469
United Therapeutics Corp.*§	200	16,666
Vertex Pharmaceuticals, Inc.*§	100	3,564
		74,644
Building Products (0.1%)
Lennox International, Inc.§	500	16,055
Capital Markets (2.1%)
Affiliated Managers Group, Inc.*§	200	11,638
Allied Capital Corp.§	200	696
American Capital, Ltd.§	300	963
Apollo Investment Corp.	400	2,400
Blackstone Group LP§	500	5,270
Eaton Vance Corp.§	600	16,050
Evercore Partners, Inc. Class A	100	1,964
Federated Investors, Inc. Class B§	300	7,227
Invesco, Ltd.§	1,100	19,602
Jefferies Group, Inc.*§	200	4,266
Knight Capital Group, Inc. Class A*§	100	1,705
MF Global, Ltd.*§	100	593
Raymond James Financial, Inc.§	300	5,163
SEI Investments Co.	200	3,608
State Street Corp.	300	14,160
TD Ameritrade Holding Corp.*	1,200	21,048
The Bank of New York Mellon Corp.	800	23,448
The Charles Schwab Corp.	3,400	59,636
Waddell & Reed Financial, Inc. Class A§	2,162	57,012
		256,449
Chemicals (2.3%)
Airgas, Inc.§	300	12,159
Albemarle Corp.	200	5,114
Ashland, Inc.§	100	2,805
Cabot Corp.	1,200	15,096
Chemtura Corp.	3,300	792
Cytec Industries, Inc.	546	10,166
Eastman Chemical Co.§	1,200	45,480
FMC Corp.	300	14,190
Huntsman Corp.§	200	1,006
Lubrizol Corp.	600	28,386
Minerals Technologies, Inc.	100	3,602
NL Industries, Inc.§	900	6,642
Olin Corp.§	100	1,189

See Accompanying Notes to Financial Statements.
9

Credit Suisse Trust — U.S. Equity Flex III Portfolio
Schedule of Investments (continued)
June 30, 2009 (unaudited)

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
Chemicals
PolyOne Corp.*	100	$271
RPM International, Inc.	200	2,808
Sensient Technologies Corp.§	1,400	31,598
Sigma-Aldrich Corp.	100	4,956
Terra Industries, Inc.§	800	19,376
The Dow Chemical Co.§	418	6,747
The Mosaic Co.	100	4,430
The Scotts Miracle-Gro Co. Class A§	700	24,535
Valspar Corp.§	1,900	42,807
Westlake Chemical Corp.§	200	4,078
		288,233
Commercial Banks (3.2%)
Associated Banc-Corp.§	2,639	32,988
Bancorpsouth, Inc.§	1,800	36,954
Bank of Hawaii Corp.§	600	21,498
BB&T Corp.§	400	8,792
CapitalSource, Inc.	200	976
Cathay General Bancorp§	100	951
City National Corp.§	400	14,732
Commerce Bancshares, Inc.§	1,100	35,013
Cullen/Frost Bankers, Inc.§	400	18,448
CVB Financial Corp.§	100	597
First Horizon National Corp.*	1	12
FirstMerit Corp.	2,019	34,283
Fulton Financial Corp.§	300	1,563
Huntington Bancshares, Inc.§	500	2,090
International Bancshares Corp.§	100	1,031
Keycorp	600	3,144
Marshall & Ilsley Corp.	400	1,920
National Penn Bancshares, Inc.§	100	461
PacWest Bancorp§	385	5,067
PNC Financial Services Group, Inc.§	300	11,643
Popular, Inc.§	400	880
Regions Financial Corp.§	1,500	6,060
Susquehanna Bancshares, Inc.§	100	489
SVB Financial Group*§	343	9,336
Synovus Financial Corp.§	358	1,070
TCF Financial Corp.§	500	6,685
The Colonial BancGroup, Inc.§	1,100	682
Trustmark Corp.§	1,800	34,776
U.S. Bancorp	1,000	17,920
Valley National Bancorp§	210	2,457
Wells Fargo & Co.§	1,300	31,538
Westamerica Bancorporation§	700	34,727
Wilmington Trust Corp.§	1,423	19,438
Zions Bancorporation§	100	1,156
		399,377

See Accompanying Notes to Financial Statements.
10

Credit Suisse Trust — U.S. Equity Flex III Portfolio
Schedule of Investments (continued)
June 30, 2009 (unaudited)

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
Commercial Services & Supplies (1.1%)
Cintas Corp.§	100	$2,284
Clean Harbors, Inc.*§	400	21,596
Copart, Inc.*	300	10,401
Corrections Corp. of America*	411	6,983
EnergySolutions, Inc.	100	920
HNI Corp.§	100	1,806
Interface, Inc. Class A	200	1,240
Mine Safety Appliances Co.	1,400	33,740
Pitney Bowes, Inc.	300	6,579
Republic Services, Inc.	100	2,441
Rollins, Inc.	1,700	29,427
The Brink's Co.	100	2,903
Waste Connections, Inc.*§	300	7,773
Waste Management, Inc.	100	2,816
		130,909
Communications Equipment (1.0%)
3Com Corp.*§	500	2,355
Adtran, Inc.§	1,700	36,499
Cisco Systems, Inc.*	900	16,776
CommScope, Inc.*§	300	7,878
Emulex Corp.*	100	978
F5 Networks, Inc.*§	300	10,377
JDS Uniphase Corp.*§	200	1,144
Juniper Networks, Inc.*	300	7,080
Palm, Inc.*§	100	1,657
Polycom, Inc.*§	1,900	38,513
Sycamore Networks, Inc.*§	200	626
Tellabs, Inc.*§	500	2,865
		126,748
Computers & Peripherals (1.5%)
Adaptec, Inc.*	100	265
Apple, Inc.*	400	56,972
Avid Technology, Inc.*	300	4,023
Diebold, Inc.§	100	2,636
EMC Corp.*	400	5,240
Hewlett-Packard Co.	300	11,595
NCR Corp.*	471	5,572
Netezza Corp.*	100	832
QLogic Corp.*	2,200	27,896
Synaptics, Inc.*§	500	19,325
Teradata Corp.*	300	7,029
Western Digital Corp.*	1,511	40,041
		181,426
Construction & Engineering (1.6%)
Aecom Technology Corp.*§	1,100	35,200
Dycom Industries, Inc.*	200	2,214

See Accompanying Notes to Financial Statements.
11

Credit Suisse Trust — U.S. Equity Flex III Portfolio
Schedule of Investments (continued)
June 30, 2009 (unaudited)

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
Construction & Engineering
Fluor Corp.§	800	$41,032
Granite Construction, Inc.§	900	29,952
Jacobs Engineering Group, Inc.*	400	16,836
KBR, Inc.§	1,500	27,660
Quanta Services, Inc.*§	200	4,626
The Shaw Group, Inc.*§	500	13,705
URS Corp.*	500	24,760
		195,985
Construction Materials (0.2%)
Martin Marietta Materials, Inc.§	200	15,776
Vulcan Materials Co.	100	4,310
		20,086
Consumer Finance (0.0%)
AmeriCredit Corp.*§	200	2,710
Containers & Packaging (0.6%)
Aptargroup, Inc.§	600	20,262
Bway Holding Co.*	100	1,753
Greif, Inc. Class A	300	13,266
Packaging Corp. of America§	115	1,863
Pactiv Corp.*§	1,400	30,380
Sealed Air Corp.	400	7,380
Sonoco Products Co.	200	4,790
		79,694
Distributors (0.2%)
LKQ Corp.*	1,500	24,675
Diversified Consumer Services (2.1%)
Brink's Home Security Holdings, Inc.*	100	2,831
Career Education Corp.*§	1,900	47,291
Corinthian Colleges, Inc.*§	3,600	60,948
DeVry, Inc.	300	15,012
H&R Block, Inc.§	2,400	41,352
ITT Educational Services, Inc.*§	100	10,066
Matthews International Corp. Class A§	600	18,672
Regis Corp.	1,000	17,410
Stewart Enterprises, Inc. Class A§	100	482
Strayer Education, Inc.§	200	43,622
Weight Watchers International, Inc.§	100	2,577
		260,263
Diversified Financial Services (0.6%)
Bank of America Corp.§	3,100	40,920
CIT Group, Inc.§	500	1,075
Citigroup, Inc.§	7,603	22,581
Leucadia National Corp.*	200	4,218
		68,794

See Accompanying Notes to Financial Statements.
12

Credit Suisse Trust — U.S. Equity Flex III Portfolio
Schedule of Investments (continued)
June 30, 2009 (unaudited)

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
Diversified Telecommunication Services (0.9%)
AT&T, Inc.	3,600	$89,424
Cincinnati Bell, Inc.*§	300	852
Clearwire Corp. Class A*§	100	553
Embarq Corp.	100	4,206
PAETEC Holding Corp.*§	100	270
Premiere Global Services, Inc.*	700	7,588
Qwest Communications International, Inc.§	1,885	7,823
		110,716
Electric Utilities (2.2%)
Cleco Corp.§	1,400	31,388
DPL, Inc.§	1,600	37,072
FirstEnergy Corp.§	200	7,750
Great Plains Energy, Inc.§	3,100	48,205
Hawaiian Electric Industries, Inc.§	3,541	67,491
IDACORP, Inc.§	300	7,842
Northeast Utilities	300	6,693
NV Energy, Inc.	400	4,316
Pinnacle West Capital Corp.	300	9,045
PPL Corp.§	1,500	49,440
Westar Energy, Inc.§	200	3,754
		272,996
Electrical Equipment (0.8%)
AMETEK, Inc.§	300	10,374
Cooper Industries, Ltd. Class A	400	12,420
FuelCell Energy, Inc.*§	100	418
Hubbell, Inc. Class B§	300	9,618
Roper Industries, Inc.	300	13,593
SunPower Corp. Class A*§	100	2,664
SunPower Corp. Class B*	219	5,245
Thomas & Betts Corp.*	1,400	40,404
Woodward Governor Co.§	300	5,940
		100,676
Electronic Equipment, Instruments & Components (2.3%)
Arrow Electronics, Inc.*	300	6,372
Avnet, Inc.*§	1,000	21,030
Checkpoint Systems, Inc.*	500	7,845
Corning, Inc.	2,894	46,478
FLIR Systems, Inc.*§	700	15,792
Ingram Micro, Inc. Class A*§	6,700	117,250
Itron, Inc.*§	200	11,014
Jabil Circuit, Inc.	300	2,226
Kemet Corp.*	1,700	816
National Instruments Corp.	400	9,024
Tech Data Corp.*§	1,100	35,981

See Accompanying Notes to Financial Statements.
13

Credit Suisse Trust — U.S. Equity Flex III Portfolio
Schedule of Investments (continued)
June 30, 2009 (unaudited)

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
Electronic Equipment, Instruments & Components
Trimble Navigation, Ltd.*§	700	$13,741
Vishay Intertechnology, Inc.*	200	1,358
		288,927
Energy Equipment & Services (3.4%)
Atwood Oceanics, Inc.*§	200	4,982
Dresser-Rand Group, Inc.*	1,100	28,710
ENSCO International, Inc.§	2,500	87,175
Exterran Holdings, Inc.*§	300	4,812
FMC Technologies, Inc.*§	800	30,064
Global Industries, Ltd.*§	1,009	5,711
Helmerich & Payne, Inc.§	300	9,261
Hercules Offshore, Inc.*§	100	397
ION Geophysical Corp.*§	100	257
Key Energy Services, Inc.*	200	1,152
National-Oilwell Varco, Inc.*	300	9,798
Newpark Resources*§	100	285
Noble Corp.	2,900	87,725
Oceaneering International, Inc.*	1,100	49,720
Parker Drilling Co.*§	100	434
Patterson-UTI Energy, Inc.§	400	5,144
Pride International, Inc.*§	500	12,530
Rowan Cos., Inc.	1,700	32,844
Superior Energy Services, Inc.*§	200	3,454
Tidewater, Inc.§	1,000	42,870
Unit Corp.*§	100	2,757
		420,082
Food & Staples Retailing (1.3%)
BJ's Wholesale Club, Inc.*§	500	16,115
Ruddick Corp.§	500	11,715
Safeway, Inc.§	200	4,074
Sysco Corp.§	1,400	31,472
The Andersons, Inc.§	482	14,431
The Kroger Co.	200	4,410
Wal-Mart Stores, Inc.	1,500	72,660
Whole Foods Market, Inc.§	100	1,898
		156,775
Food Products (2.3%)
Archer-Daniels-Midland Co.	2,600	69,602
Bunge, Ltd.§	100	6,025
ConAgra Foods, Inc.	600	11,436
Corn Products International, Inc.§	100	2,679
Darling International, Inc.*	100	660
Dean Foods Co.*	1,300	24,947
Del Monte Foods Co.	1,500	14,070
Flowers Foods, Inc.§	200	4,368

See Accompanying Notes to Financial Statements.
14

Credit Suisse Trust — U.S. Equity Flex III Portfolio
Schedule of Investments (continued)
June 30, 2009 (unaudited)

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
Food Products
Hormel Foods Corp.	300	$10,362
Kraft Foods, Inc. Class A	800	20,272
Lancaster Colony Corp.	1,300	57,291
Ralcorp Holdings, Inc.*§	300	18,276
Sara Lee Corp.	1,600	15,616
Smithfield Foods, Inc.*§	100	1,397
Tootsie Roll Industries, Inc.§	1,000	22,690
Tyson Foods, Inc. Class A§	400	5,044
		284,735
Gas Utilities (1.7%)
AGL Resources, Inc.§	346	11,003
Energen Corp.	358	14,284
National Fuel Gas Co.§	200	7,216
New Jersey Resources Corp.	2,100	77,784
Northwest Natural Gas Co.	300	13,296
Oneok, Inc.§	200	5,898
Southwest Gas Corp.	600	13,326
UGI Corp.	2,000	50,980
WGL Holdings, Inc.§	400	12,808
		206,595
Health Care Equipment & Supplies (3.2%)
Beckman Coulter, Inc.§	500	28,570
Becton, Dickinson and Co.§	200	14,262
Covidien PLC	100	3,744
Cyberonics, Inc.*§	800	13,304
Edwards Lifesciences Corp.*§	500	34,015
Gen-Probe, Inc.*§	300	12,894
Hill-Rom Holdings, Inc.§	1,200	19,464
Hologic, Inc.*§	200	2,846
Hospira, Inc.*	200	7,704
Idexx Laboratories, Inc.*§	100	4,620
Immucor, Inc.*	1,900	26,144
Inverness Medical Innovations, Inc.*	100	3,558
Kinetic Concepts, Inc.*§	300	8,175
Masimo Corp.*§	1,200	28,932
Medtronic, Inc.§	300	10,467
ResMed, Inc.*§	1,400	57,022
St. Jude Medical, Inc.*	400	16,440
STERIS Corp.§	800	20,864
Stryker Corp.§	500	19,870
Teleflex, Inc.	100	4,483
The Cooper Cos., Inc.§	100	2,473
Thoratec Corp.*§	1,500	40,170
Varian Medical Systems, Inc.*§	600	21,084
		401,105

See Accompanying Notes to Financial Statements.
15

Credit Suisse Trust — U.S. Equity Flex III Portfolio
Schedule of Investments (continued)
June 30, 2009 (unaudited)

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
Health Care Providers & Services (2.5%)
Aetna, Inc.§	500	$12,525
AmerisourceBergen Corp.§	900	15,966
CIGNA Corp.§	400	9,636
Community Health Systems, Inc.*§	329	8,307
Coventry Health Care, Inc.*	100	1,871
Health Management Associates, Inc. Class A*	400	1,976
Health Net, Inc.*§	400	6,220
Healthsouth Corp.*§	100	1,444
Henry Schein, Inc.*	879	42,148
Humana, Inc.*	100	3,226
Kindred Healthcare, Inc.*	500	6,185
LifePoint Hospitals, Inc.*§	1,100	28,875
Lincare Holdings, Inc.*§	1,100	25,872
Medco Health Solutions, Inc.*	100	4,561
Omnicare, Inc.§	1,600	41,216
Owens & Minor, Inc.	100	4,382
Psychiatric Solutions, Inc.*§	300	6,822
Tenet Healthcare Corp.*§	600	1,692
UnitedHealth Group, Inc.	300	7,494
Universal Health Services, Inc. Class B§	500	24,425
VCA Antech, Inc.*§	1,100	29,370
WellPoint, Inc.*	600	30,534
		314,747
Health Care Technology (0.5%)
Allscripts-Misys Heathcare Solutions, Inc.§	200	3,172
Cerner Corp.*	100	6,229
HLTH Corp.*§	100	1,310
IMS Health, Inc.	3,700	46,990
		57,701
Hotels, Restaurants & Leisure (1.6%)
Bob Evans Farms, Inc.	100	2,874
Brinker International, Inc.§	1,000	17,030
Burger King Holdings, Inc.§	300	5,181
Carnival Corp.§	600	15,462
Chipotle Mexican Grill, Inc. Class A*§	100	8,000
Darden Restaurants, Inc.	100	3,298
Gaylord Entertainment Co.*	100	1,271
International Speedway Corp. Class A	400	10,244
Life Time Fitness, Inc.*§	100	2,001
P.F. Chang's China Bistro, Inc.*§	900	28,854
Panera Bread Co. Class A*§	1,100	54,846
Royal Caribbean Cruises, Ltd.	100	1,354
Scientific Games Corp. Class A*§	300	4,731
The Cheesecake Factory, Inc.*§	1,000	17,300
The Steak N Shake Co.*	200	1,748

See Accompanying Notes to Financial Statements.
16

Credit Suisse Trust — U.S. Equity Flex III Portfolio
Schedule of Investments (continued)
June 30, 2009 (unaudited)

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
Hotels, Restaurants & Leisure
Wendy's/Arby's Group, Inc. Class A§	500	$2,000
WMS Industries, Inc.*§	600	18,906
		195,100
Household Durables (1.6%)
American Greetings Corp. Class A§	300	3,504
Garmin, Ltd.§	400	9,528
Jarden Corp.*§	500	9,375
Leggett & Platt, Inc.§	4,000	60,920
M.D.C. Holdings, Inc.§	200	6,022
Mohawk Industries, Inc.*§	200	7,136
Newell Rubbermaid, Inc.	4,000	41,640
NVR, Inc.*§	100	50,239
Ryland Group, Inc.§	100	1,676
Toll Brothers, Inc.*	100	1,697
Tupperware Brands Corp.	100	2,602
		194,339
Household Products (0.4%)
Church & Dwight Co., Inc.§	400	21,724
Energizer Holdings, Inc.*§	400	20,896
The Procter & Gamble Co.	200	10,220
		52,840
Independent Power Producers & Energy Traders (0.7%)
Constellation Energy Group, Inc.§	100	2,658
Mirant Corp.*§	4,600	72,404
RRI Energy, Inc.*	500	2,505
The AES Corp.*	400	4,644
		82,211
Industrial Conglomerates (0.8%)
Carlisle Cos., Inc.	1,300	31,252
General Electric Co.	4,296	50,349
Tyco International, Ltd.	700	18,186
		99,787
Insurance (5.5%)
ACE, Ltd.	700	30,961
Aflac, Inc.	900	27,981
American Financial Group, Inc.	1,100	23,738
AON Corp.§	300	11,361
Arthur J. Gallagher & Co.§	4,310	91,975
Aspen Insurance Holdings, Ltd.	100	2,234
Assured Guaranty, Ltd.	100	1,238
Axis Capital Holdings, Ltd.	100	2,618
Brown & Brown, Inc.	500	9,965
CNA Financial Corp.§	800	12,376

See Accompanying Notes to Financial Statements.
17

Credit Suisse Trust — U.S. Equity Flex III Portfolio
Schedule of Investments (continued)
June 30, 2009 (unaudited)

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
Insurance
Conseco, Inc.*§	200	$474
Fidelity National Financial, Inc. Class A§	1,400	18,942
First American Corp.	1,850	47,934
Hartford Financial Services Group, Inc.§	200	2,374
HCC Insurance Holdings, Inc.	4,100	98,441
Lincoln National Corp.	1,000	17,210
MBIA, Inc.*§	300	1,299
Mercury General Corp.§	700	23,401
MetLife, Inc.	200	6,002
Old Republic International Corp.§	500	4,925
Principal Financial Group, Inc.	400	7,536
Protective Life Corp.§	400	4,576
Prudential Financial, Inc.§	1,900	70,718
Reinsurance Group of America, Inc.§	300	10,473
StanCorp Financial Group, Inc.	1,193	34,215
The Hanover Insurance Group, Inc.	156	5,945
The Progressive Corp.*	100	1,511
The Travelers Cos., Inc.	200	8,208
Torchmark Corp.	100	3,704
Unitrin, Inc.	1,737	20,879
Unum Group§	4,500	71,370
W.R. Berkley Corp.§	500	10,735
		685,319
Internet & Catalog Retail (0.6%)
Expedia, Inc.*§	900	13,599
Liberty Media Corp. - Interactive Class A*	800	4,008
NetFlix, Inc.*§	700	28,938
priceline.com, Inc.*§	200	22,310
		68,855
Internet Software & Services (0.4%)
Art Technology Group, Inc.*	100	380
Digital River, Inc.*§	1,000	36,320
RealNetworks, Inc.*	100	299
Valueclick, Inc.*	500	5,260
VeriSign, Inc.*	400	7,392
		49,651
IT Services (1.8%)
Acxiom Corp.	200	1,766
Alliance Data Systems Corp.*§	100	4,119
Broadridge Financial Solutions, Inc.	1,968	32,630
Cognizant Technology Solutions Corp. Class A*	100	2,670
DST Systems, Inc.*§	300	11,085
Fidelity National Information Services, Inc.§	1,300	25,948
Gartner, Inc.*§	400	6,104
Global Cash Access Holdings, Inc.*§	768	6,113

See Accompanying Notes to Financial Statements.
18

Credit Suisse Trust — U.S. Equity Flex III Portfolio
Schedule of Investments (continued)
June 30, 2009 (unaudited)

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
IT Services
Global Payments, Inc.§	300	$11,238
Hewitt Associates, Inc. Class A*	400	11,912
Lender Processing Services, Inc.§	200	5,554
Mantech International Corp. Class A*§	700	30,128
Metavante Technologies, Inc.*§	200	5,172
NeuStar, Inc. Class A*§	1,000	22,160
SAIC, Inc.*§	1,800	33,390
Sapient Corp.*§	100	629
SRA International, Inc. Class A*	500	8,780
Wright Express Corp.*	200	5,094
		224,492
Leisure Equipment & Products (0.2%)
Brunswick Corp.§	100	432
Eastman Kodak Co.§	300	888
Hasbro, Inc.§	300	7,272
Mattel, Inc.	800	12,840
Sturm, Ruger & Co., Inc.§	100	1,244
		22,676
Life Sciences Tools & Services (1.5%)
Affymetrix, Inc.*§	100	593
Bio-Rad Laboratories, Inc. Class A*	600	45,288
Charles River Laboratories International, Inc.*§	400	13,500
Covance, Inc.*§	200	9,840
Exelixis, Inc.*§	100	487
Mettler-Toledo International, Inc.*§	700	54,005
Pharmaceutical Product Development, Inc.	500	11,610
Techne Corp.	400	25,524
Varian, Inc.*	700	27,601
		188,448
Machinery (2.6%)
AGCO Corp.*	400	11,628
Bucyrus International, Inc.	900	25,704
Crane Co.	1,701	37,949
Donaldson Co., Inc.§	200	6,928
Eaton Corp.§	200	8,922
Federal Signal Corp.	1,712	13,097
Flowserve Corp.§	500	34,905
Graco, Inc.§	500	11,010
Graham Corp.	100	1,330
Harsco Corp.	691	19,555
IDEX Corp.	200	4,914
Joy Global, Inc.	600	21,432
Kennametal, Inc.§	100	1,918
Lincoln Electric Holdings, Inc.§	400	14,416
Mueller Water Products, Inc. Class A§	100	374

See Accompanying Notes to Financial Statements.
19

Credit Suisse Trust — U.S. Equity Flex III Portfolio
Schedule of Investments (continued)
June 30, 2009 (unaudited)

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
Machinery
Nordson Corp.§	900	$34,794
Oshkosh Corp.§	500	7,270
Pentair, Inc.§	300	7,686
SPX Corp.	500	24,485
Terex Corp.*§	100	1,207
Timken Co.	1,200	20,496
Trinity Industries, Inc.§	600	8,172
Wabtec Corp.§	300	9,651
		327,843
Marine (0.1%)
Alexander & Baldwin, Inc.§	500	11,720
Media (2.6%)
Belo Corp. Class A	200	358
Cablevision Systems Corp. Group A	500	9,705
Cinemark Holdings, Inc.§	200	2,264
Comcast Corp. Class A	1,900	27,531
DISH Network Corp. Class A*	5,700	92,397
DreamWorks Animation SKG, Inc. Class A*§	200	5,518
Entercom Communications Corp. Class A§	100	153
Gannett Co., Inc.§	300	1,071
Harte-Hanks, Inc.§	4,141	38,304
Interpublic Group of Cos., Inc.*	200	1,010
John Wiley & Sons, Inc. Class A	200	6,650
Lamar Advertising Co. Class A*§	100	1,527
Lee Enterprises, Inc.§	600	318
Liberty Global, Inc. Class A*§	100	1,589
Liberty Media Corp. - Capital Series A*§	100	1,356
Liberty Media Corp. - Entertainment Series A*§	400	10,700
Live Nation, Inc.*	100	486
Marvel Entertainment, Inc.*§	1,500	53,385
Omnicom Group, Inc.§	300	9,474
Regal Entertainment Group Class A§	1,600	21,264
Scripps Networks Interactive Class A§	100	2,783
The McGraw-Hill Cos., Inc.	600	18,066
Time Warner, Inc.	200	5,038
Valassis Communications, Inc.*	200	1,222
Virgin Media, Inc.§	400	3,740
		315,909
Metals & Mining (0.9%)
Cliffs Natural Resources, Inc.§	200	4,894
Commercial Metals Co.§	200	3,206
Hecla Mining Co.*§	300	804
Newmont Mining Corp.	600	24,522
Reliance Steel & Aluminum Co.§	400	15,356
Steel Dynamics, Inc.§	300	4,419

See Accompanying Notes to Financial Statements.
20

Credit Suisse Trust — U.S. Equity Flex III Portfolio
Schedule of Investments (continued)
June 30, 2009 (unaudited)

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
Metals & Mining
Stillwater Mining Co.*§	1,000	$5,710
United States Steel Corp.§	100	3,574
Walter Energy, Inc.	200	7,248
Worthington Industries, Inc.§	3,039	38,869
		108,602
Multi-Utilities (2.8%)
Alliant Energy Corp.	700	18,291
Ameren Corp.§	500	12,445
Black Hills Corp.§	700	16,093
DTE Energy Co.§	500	16,000
MDU Resources Group, Inc.	2,300	43,631
NSTAR§	1,500	48,165
OGE Energy Corp.	700	19,824
PG&E Corp.§	300	11,532
PNM Resources, Inc.	2,400	25,704
Sempra Energy§	1,600	79,408
TECO Energy, Inc.§	2,300	27,439
Vectren Corp.	300	7,029
Xcel Energy, Inc.§	900	16,569
		342,130
Multiline Retail (1.1%)
99 Cents Only Stores*§	2,800	38,024
Big Lots, Inc.*§	900	18,927
Dollar Tree, Inc.*§	900	37,890
Family Dollar Stores, Inc.	1,300	36,790
Kohl's Corp.*	100	4,275
Nordstrom, Inc.§	200	3,978
Saks, Inc.*§	200	886
		140,770
Office Electronics (0.1%)
Xerox Corp.	1,100	7,128
Zebra Technologies Corp. Class A*§	400	9,464
		16,592
Oil, Gas & Consumable Fuels (10.7%)
Alpha Natural Resources, Inc.*§	1,800	47,286
Apache Corp.	200	14,430
Arch Coal, Inc.§	300	4,611
Atlas Pipeline Partners LP§	3,300	26,268
Berry Petroleum Co. Class A§	500	9,295
Bill Barrett Corp.*§	1,371	37,648
BPZ Resources, Inc.*§	500	2,445
Chesapeake Energy Corp.§	100	1,983
Chevron Corp.	200	13,250
Cimarex Energy Co.§	200	5,668

See Accompanying Notes to Financial Statements.
21

Credit Suisse Trust — U.S. Equity Flex III Portfolio
Schedule of Investments (continued)
June 30, 2009 (unaudited)

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
Oil, Gas & Consumable Fuels
Comstock Resources, Inc.*§	900	$29,745
ConocoPhillips	2,400	100,944
Consol Energy, Inc.	100	3,396
EnCana Corp.	300	14,841
Encore Acquisition Co.*	300	9,255
Exxon Mobil Corp.	9,000	629,190
Forest Oil Corp.*§	200	2,984
Foundation Coal Holdings, Inc.	300	8,433
Frontier Oil Corp.§	400	5,244
Gran Tierra Energy, Inc.*	300	1,035
Hess Corp.	200	10,750
International Coal Group, Inc.*§	100	286
Knightsbridge Tankers, Ltd.§	400	5,456
Marathon Oil Corp.§	300	9,039
Mariner Energy, Inc.*§	300	3,525
Murphy Oil Corp.§	800	43,456
Newfield Exploration Co.*§	300	9,801
Occidental Petroleum Corp.	2,400	157,944
Patriot Coal Corp.*§	100	638
Peabody Energy Corp.§	100	3,016
Petro-Canada	700	26,894
Pioneer Natural Resources Co.	100	2,550
Plains Exploration & Production Co.*§	200	5,472
Quicksilver Resources, Inc.*§	900	8,361
Rex Energy Corp.*	100	570
Royal Dutch Shell PLC ADR	400	20,076
SandRidge Energy, Inc.*§	200	1,704
Southern Union Co.§	800	14,712
Southwestern Energy Co.*	200	7,770
Tesoro Corp.§	400	5,092
The Williams Cos., Inc.§	200	3,122
USEC, Inc.*§	200	1,064
Valero Energy Corp.§	200	3,378
XTO Energy, Inc.	300	11,442
		1,324,069
Paper & Forest Products (0.0%)
Louisiana-Pacific Corp.*	200	684
Personal Products (0.3%)
Alberto-Culver Co.§	900	22,887
NBTY, Inc.*§	200	5,624
Nu Skin Enterprises, Inc. Class A	500	7,650
		36,161
Pharmaceuticals (7.1%)
Abbott Laboratories	1,900	89,376
Bristol-Myers Squibb Co.§	4,255	86,419

See Accompanying Notes to Financial Statements.
22

Credit Suisse Trust — U.S. Equity Flex III Portfolio
Schedule of Investments (continued)
June 30, 2009 (unaudited)

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
Pharmaceuticals
Eli Lilly & Co.	200	$6,928
Endo Pharmaceuticals Holdings, Inc.*§	192	3,441
Forest Laboratories, Inc.*	100	2,511
Johnson & Johnson	2,881	163,641
King Pharmaceuticals, Inc.*§	200	1,926
Medicis Pharmaceutical Corp. Class A§	400	6,528
Merck & Co., Inc.§	1,100	30,756
Perrigo Co.§	300	8,334
Pfizer, Inc.§	21,200	318,000
Schering-Plough Corp.	2,700	67,824
Sepracor, Inc.*	2,023	35,038
The Medicines Co.*	100	839
Valeant Pharmaceuticals International*§	1,000	25,720
Viropharma, Inc.*§	100	593
Watson Pharmaceuticals, Inc.*§	900	30,321
		878,195
Professional Services (0.5%)
FTI Consulting, Inc.*§	900	45,648
Manpower, Inc.§	400	16,936
Watson Wyatt Worldwide, Inc. Class A	100	3,753
		66,337
Real Estate Investment Trusts (1.5%)
Alexandria Real Estate Equities, Inc.§	100	3,579
AMB Property Corp.§	200	3,762
Annaly Capital Management, Inc.	700	10,598
Anworth Mortgage Asset Corp.	100	721
Apartment Investment & Management Co. Class A§	100	885
Ashford Hospitality Trust, Inc.§	100	281
AvalonBay Communities, Inc.§	100	5,594
BioMed Realty Trust, Inc.	100	1,023
Boston Properties, Inc.§	100	4,770
Brandywine Realty Trust§	100	745
BRE Properties, Inc.§	100	2,376
Camden Property Trust§	100	2,760
CBL & Associates Properties, Inc.§	100	539
Chimera Investment Corp.§	500	1,745
Corporate Office Properties Trust§	100	2,933
Cousins Properties, Inc.§	105	892
DCT Industrial Trust, Inc.§	200	816
Developers Diversified Realty Corp.§	100	488
DiamondRock Hospitality Co.	100	626
Digital Realty Trust, Inc.§	100	3,585
Douglas Emmett, Inc.§	100	899
Duke Realty Corp.§	300	2,631
Equity One, Inc.§	100	1,326
Equity Residential§	300	6,669

See Accompanying Notes to Financial Statements.
23

Credit Suisse Trust — U.S. Equity Flex III Portfolio
Schedule of Investments (continued)
June 30, 2009 (unaudited)

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
Real Estate Investment Trusts
Essex Property Trust, Inc.§	100	$6,223
Extra Space Storage, Inc.§	100	835
Federal Realty Investment Trust§	100	5,152
HCP, Inc.§	300	6,357
Health Care REIT, Inc.§	100	3,410
Highwoods Properties, Inc.§	100	2,237
Hospitality Properties Trust§	200	2,378
Host Hotels & Resorts, Inc.§	800	6,712
HRPT Properties Trust§	300	1,218
Inland Real Estate Corp.§	100	700
iStar Financial, Inc.§	100	284
Kimco Realty Corp.§	400	4,020
Lexington Realty Trust§	100	340
Liberty Property Trust§	200	4,608
Mack-Cali Realty Corp.§	100	2,280
Medical Properties Trust, Inc.§	100	607
MFA Financial, Inc.	200	1,384
National Retail Properties, Inc.§	100	1,735
Nationwide Health Properties, Inc.§	200	5,148
Omega Healthcare Investors, Inc.§	100	1,552
Plum Creek Timber Co., Inc.§	200	5,956
Potlatch Corp.	100	2,429
ProLogis§	600	4,836
Public Storage	100	6,548
Rayonier, Inc.	100	3,635
Realty Income Corp.§	200	4,384
Regency Centers Corp.§	100	3,491
Senior Housing Properties Trust§	100	1,632
Simon Property Group, Inc.§	300	15,429
SL Green Realty Corp.§	100	2,294
Sunstone Hotel Investors, Inc.	100	535
The Macerich Co.§	111	1,955
UDR, Inc.§	244	2,521
Ventas, Inc.§	100	2,986
Vornado Realty Trust§	200	9,006
Weingarten Realty Investors	100	1,451
		186,511
Real Estate Management & Development (0.1%)
Jones Lang LaSalle, Inc.	200	6,546
The St. Joe Co.*§	100	2,649
		9,195
Road & Rail (0.7%)
Avis Budget Group, Inc.*§	100	565
Con-way, Inc.§	400	14,124
CSX Corp.	300	10,389
Dollar Thrifty Automotive Group, Inc.*§	300	4,185

See Accompanying Notes to Financial Statements.
24

Credit Suisse Trust — U.S. Equity Flex III Portfolio
Schedule of Investments (continued)
June 30, 2009 (unaudited)

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
Road & Rail
J.B. Hunt Transport Services, Inc.§	200	$6,106
Kansas City Southern*§	400	6,444
Knight Transportation, Inc.§	300	4,965
Landstar System, Inc.	300	10,773
Werner Enterprises, Inc.§	1,600	28,992
YRC Worldwide, Inc.*§	100	173
		86,716
Semiconductors & Semiconductor Equipment (1.9%)
Advanced Micro Devices, Inc.*§	900	3,483
Amkor Technology, Inc.*§	100	473
Analog Devices, Inc.	100	2,478
Applied Micro Circuits Corp.*	100	813
Atmel Corp.*§	600	2,238
Broadcom Corp. Class A*§	200	4,958
Brooks Automation, Inc.*§	100	448
Cirrus Logic, Inc.*§	100	450
Cree, Inc.*§	200	5,878
Cypress Semiconductor Corp.*§	300	2,760
Entegris, Inc.*	100	272
Fairchild Semiconductor International, Inc.*§	400	2,796
Integrated Device Technology, Inc.*	300	1,812
Intel Corp.	300	4,965
International Rectifier Corp.*§	165	2,444
Intersil Corp. Class A§	3,400	42,738
Lam Research Corp.*§	200	5,200
LSI Corp.*§	800	3,648
Marvell Technology Group, Ltd.*	300	3,492
Maxim Integrated Products, Inc.§	800	12,552
Micron Technology, Inc.*	600	3,036
Novellus Systems, Inc.*	1,200	20,040
RF Micro Devices, Inc.*§	300	1,128
Semtech Corp.*	321	5,107
Silicon Laboratories, Inc.*§	900	34,146
Teradyne, Inc.*§	500	3,430
Tessera Technologies, Inc.*	100	2,529
Texas Instruments, Inc.§	2,800	59,640
TriQuint Semiconductor, Inc.*	200	1,062
		234,016
Software (3.5%)
ACI Worldwide, Inc.*§	200	2,792
Advent Software, Inc.*§	200	6,558
AsiaInfo Holdings, Inc.*	100	1,721
Autodesk, Inc.*	1,000	18,980
BMC Software, Inc.*	100	3,379
Cadence Design Systems, Inc.*§	400	2,360
Electronic Arts, Inc.*	1,700	36,924

See Accompanying Notes to Financial Statements.
25

Credit Suisse Trust — U.S. Equity Flex III Portfolio
Schedule of Investments (continued)
June 30, 2009 (unaudited)

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
Software
Factset Research Systems, Inc.§	100	$4,987
Fair Isaac Corp.§	100	1,546
Jack Henry & Associates, Inc.§	1,000	20,750
Macrovision Solutions Corp.*§	1,400	30,534
Microsoft Corp.	6,794	161,493
Novell, Inc.*§	400	1,812
Nuance Communications, Inc.*§	200	2,418
Opnet Technologies, Inc.	100	916
Parametric Technology Corp.*	200	2,338
Red Hat, Inc.*	1,200	24,156
Salesforce.com, Inc.*§	200	7,634
Solera Holdings, Inc.*	100	2,540
Sybase, Inc.*§	1,500	47,010
Synopsys, Inc.*§	2,300	44,873
TIBCO Software, Inc.*	200	1,434
TiVo, Inc.*§	100	1,048
Tyler Technologies, Inc.*§	100	1,562
Wind River Systems, Inc.*	500	5,730
		435,495
Specialty Retail (3.9%)
Advance Auto Parts, Inc.	400	16,596
Aeropostale, Inc.*§	1,500	51,405
American Eagle Outfitters, Inc.§	200	2,834
AutoNation, Inc.*§	600	10,410
Barnes & Noble, Inc.§	1,600	33,008
Charming Shoppes, Inc.*§	100	372
Coldwater Creek, Inc.*§	100	606
Dick's Sporting Goods, Inc.*§	500	8,600
Foot Locker, Inc.§	3,318	34,740
GameStop Corp. Class A*§	2,100	46,221
Guess?, Inc.§	400	10,312
J. Crew Group, Inc.*§	100	2,702
Limited Brands, Inc.§	300	3,591
Office Depot, Inc.*§	300	1,368
Penske Auto Group, Inc.§	2,500	41,600
PetSmart, Inc.§	2,700	57,942
RadioShack Corp.§	1,100	15,356
Rent-A-Center, Inc.*	2,000	35,660
Ross Stores, Inc.§	1,192	46,011
Sally Beauty Holdings, Inc.*§	600	3,816
Sonic Automotive, Inc. Class A§	800	8,128
The Gap, Inc.§	1,000	16,400
The Wet Seal, Inc. Class A*§	100	307
TJX Cos., Inc.	500	15,730
Urban Outfitters, Inc.*	500	10,435
Williams-Sonoma, Inc.§	400	4,748
		478,898

See Accompanying Notes to Financial Statements.
26

Credit Suisse Trust — U.S. Equity Flex III Portfolio
Schedule of Investments (continued)
June 30, 2009 (unaudited)

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
Textiles, Apparel & Luxury Goods (0.7%)
Crocs, Inc.*§	100	$340
Fossil, Inc.*§	700	16,856
Hanesbrands, Inc.*	100	1,501
Liz Claiborne, Inc.§	100	288
Phillips-Van Heusen Corp.	900	25,821
Polo Ralph Lauren Corp.§	100	5,354
Quiksilver, Inc.*	100	185
The Timberland Co. Class A*§	300	3,981
The Warnaco Group, Inc.*	1,200	38,880
		93,206
Thrifts & Mortgage Finance (1.0%)
Astoria Financial Corp.§	353	3,029
First Niagara Financial Group, Inc.	3,173	36,236
MGIC Investment Corp.§	100	440
New York Community Bancorp, Inc.§	460	4,917
NewAlliance Bancshares, Inc.§	5,900	67,850
Radian Group, Inc.§	100	272
The PMI Group, Inc.§	119	235
Washington Federal, Inc.§	431	5,603
		118,582
Tobacco (0.8%)
Alliance One International, Inc.*§	100	380
Lorillard, Inc.	900	60,993
Philip Morris International, Inc.	200	8,724
STAR SCIENTIFIC, Inc.*§	100	89
Universal Corp.§	900	29,799
		99,985
Trading Companies & Distributors (0.1%)
Fastenal Co.§	100	3,317
GATX Corp.§	300	7,716
MSC Industrial Direct Co. Class A	200	7,096
		18,129
Water Utilities (0.2%)
Aqua America, Inc.§	1,400	25,060
Wireless Telecommunication Services (0.6%)
NII Holdings, Inc.*	300	5,721
Sprint Nextel Corp.*§	3,853	18,533
Syniverse Holdings, Inc.*	100	1,603
Telephone & Data Systems, Inc.	600	16,980
United States Cellular Corp.*	800	30,760
		73,597
TOTAL COMMON STOCKS (Cost $12,089,398)		12,714,729
TOTAL LONG STOCK POSITIONS (Cost $12,089,398)		12,714,729

See Accompanying Notes to Financial Statements.
27

Credit Suisse Trust — U.S. Equity Flex III Portfolio
Schedule of Investments (continued)
June 30, 2009 (unaudited)

	Number of Shares	Value
SHORT-TERM INVESTMENT (29.3%)
State Street Navigator Prime Portfolio§§ (Cost $3,619,037)	3,619,037	$3,619,037
TOTAL INVESTMENTS AT VALUE (132.1%) (Cost $15,708,435)		16,333,766
TOTAL SECURITIES SOLD SHORT (-3.2%) (Proceeds $-381,568)		(391,510)
LIABILITIES IN EXCESS OF OTHER ASSETS (-28.9%)		(3,574,850)
NET ASSETS (100.0%)		$12,367,406
SHORT STOCK POSITIONS (-3.2%)
COMMON STOCKS (-3.2%)
Aerospace & Defense (-0.2%)
The Boeing Co.	(200)	(8,500)
United Technologies Corp.	(300)	(15,588)
		(24,088)
Air Freight & Logistics (-0.0%)
United Parcel Service, Inc. Class B	(100)	(4,999)
Airlines (-0.0%)
Southwest Airlines Co.	(700)	(4,711)
Auto Components (-0.0%)
Johnson Controls, Inc.	(100)	(2,172)
The Goodyear Tire & Rubber Co.*	(100)	(1,126)
		(3,298)
Beverages (-0.2%)
Coca-Cola Enterprises, Inc.	(100)	(1,665)
PepsiCo, Inc.	(200)	(10,992)
The Coca-Cola Co.	(300)	(14,397)
		(27,054)
Biotechnology (-0.1%)
Amylin Pharmaceuticals, Inc.*	(100)	(1,350)
Gilead Sciences, Inc.*	(200)	(9,368)
		(10,718)
Building Products (-0.0%)
Masco Corp.	(200)	(1,916)
Chemicals (-0.1%)
E.I. du Pont de Nemours & Co.	(300)	(7,686)
Commercial Services & Supplies (-0.0%)
American Reprographics Co.*	(100)	(832)
Knoll, Inc.	(100)	(758)
Steelcase, Inc. Class A	(100)	(582)
		(2,172)
Communications Equipment (-0.2%)
Brocade Communications Systems, Inc.*	(100)	(782)
Ciena Corp.*	(100)	(1,035)

See Accompanying Notes to Financial Statements.
28

Credit Suisse Trust — U.S. Equity Flex III Portfolio
Schedule of Investments (continued)
June 30, 2009 (unaudited)

	Number of Shares	Value
SHORT STOCK POSITIONS
COMMON STOCKS
Communications Equipment
Motorola, Inc.	(1,500)	$(9,945)
QUALCOMM, Inc.	(300)	(13,560)
		(25,322)
Computers & Peripherals (-0.2%)
Dell, Inc.*	(100)	(1,373)
International Business Machines Corp.	(100)	(10,442)
Seagate Technology	(100)	(1,046)
Sun Microsystems, Inc.*	(500)	(4,610)
		(17,471)
Consumer Finance (-0.1%)
American Express Co.	(400)	(9,296)
Discover Financial Services	(400)	(4,108)
		(13,404)
Diversified Telecommunication Services (-0.2%)
Verizon Communications, Inc.	(700)	(21,511)
Windstream Corp.	(200)	(1,672)
		(23,183)
Electric Utilities (-0.2%)
American Electric Power Co., Inc.	(100)	(2,889)
Duke Energy Corp.	(600)	(8,754)
Pepco Holdings, Inc.	(100)	(1,344)
The Southern Co.	(300)	(9,348)
		(22,335)
Electrical Equipment (-0.1%)
Emerson Electric Co.	(200)	(6,480)
Energy Equipment & Services (-0.3%)
BJ Services Co.	(100)	(1,363)
Halliburton Co.	(400)	(8,280)
Helix Energy Solutions Group, Inc.*	(100)	(1,087)
Schlumberger, Ltd.	(500)	(27,055)
		(37,785)
Food & Staples Retailing (-0.1%)
Walgreen Co.	(300)	(8,820)
Health Care Equipment & Supplies (-0.1%)
Boston Scientific Corp.*	(900)	(9,126)
Hotels, Restaurants & Leisure (-0.2%)
International Game Technology	(100)	(1,590)
McDonald's Corp.	(300)	(17,247)
Starbucks Corp.*	(100)	(1,389)
		(20,226)

See Accompanying Notes to Financial Statements.
29

Credit Suisse Trust — U.S. Equity Flex III Portfolio
Schedule of Investments (continued)
June 30, 2009 (unaudited)

	Number of Shares	Value
SHORT STOCK POSITIONS
COMMON STOCKS
Household Durables (-0.0%)
D.R. Horton, Inc.	(300)	$(2,808)
Insurance (-0.0%)
XL Capital, Ltd. Class A	(100)	(1,146)
Machinery (-0.0%)
Caterpillar, Inc.	(100)	(3,304)
Media (-0.2%)
CBS Corp. Class B	(500)	(3,460)
The Walt Disney Co.	(900)	(20,997)
		(24,457)
Metals & Mining (-0.1%)
Alcoa, Inc.	(600)	(6,198)
Titanium Metals Corp.	(100)	(919)
		(7,117)
Multi-Utilities (-0.1%)
Centerpoint Energy, Inc.	(300)	(3,324)
Dominion Resources, Inc.	(100)	(3,342)
		(6,666)
Multiline Retail (-0.0%)
Macy's, Inc.	(100)	(1,176)
Oil, Gas & Consumable Fuels (-0.1%)
El Paso Corp.	(500)	(4,615)
Spectra Energy Corp.	(300)	(5,076)
Stone Energy Corp.*	(100)	(742)
		(10,433)
Paper & Forest Products (-0.0%)
International Paper Co.	(100)	(1,513)
Wausau Paper Corp.	(100)	(672)
		(2,185)
Personal Products (-0.0%)
Prestige Brands Holdings, Inc.*	(100)	(615)
Pharmaceuticals (-0.1%)
Wyeth	(300)	(13,617)
Professional Services (-0.0%)
TrueBlue, Inc.*	(100)	(840)
Real Estate Management & Development (-0.0%)
CB Richard Ellis Group, Inc. Class A*	(300)	(2,808)
Road & Rail (-0.0%)
Hertz Global Holdings, Inc.*	(200)	(1,598)

See Accompanying Notes to Financial Statements.
30

Credit Suisse Trust — U.S. Equity Flex III Portfolio
Schedule of Investments (continued)
June 30, 2009 (unaudited)

	Number of Shares	Value
SHORT STOCK POSITIONS
COMMON STOCKS
Semiconductors & Semiconductor Equipment (-0.1%)
Applied Materials, Inc.	(900)	$(9,873)
Nvidia Corp.*	(200)	(2,258)
		(12,131)
Software (-0.0%)
TeleCommunication Systems, Inc. Class A*	(100)	(711)
Specialty Retail (-0.1%)
Brown Shoe Co., Inc.	(300)	(2,172)
Chico's FAS, Inc.*	(100)	(973)
Home Depot, Inc.	(300)	(7,089)
Lowe's Cos., Inc.	(100)	(1,941)
OfficeMax, Inc.	(200)	(1,256)
Staples, Inc.	(200)	(4,034)
		(17,465)
Textiles, Apparel & Luxury Goods (-0.0%)
Jones Apparel Group, Inc.	(200)	(2,146)
Tobacco (-0.1%)
Altria Group, Inc.	(500)	(8,195)
Trading Companies & Distributors (-0.0%)
United Rentals, Inc.*	(200)	(1,298)
TOTAL COMMON STOCKS (Proceeds $-381,568)		(391,510)
TOTAL SECURITIES SOLD SHORT (Proceeds $-381,568)		$(391,510)

INVESTMENT ABBREVIATION

ADR = American Depositary Receipt

*  Non-income producing security.

§  Security or portion thereof is out on loan.

§§  Represents security purchased with cash collateral received for securities on loan.

See Accompanying Notes to Financial Statements.
31

Credit Suisse Trust — U.S. Equity Flex III Portfolio
Statement of Assets and Liabilities
June 30, 2009 (unaudited)

Assets
Investments at value, including collateral for securities on loan of $3,619,037 (Cost $15,708,435) (Note 2)	$16,333,766[1]
Cash	41,166
Cash segregated at brokers for short sales	402,785
Receivable for investments sold	206,527
Dividend and interest receivable	14,273
Receivable from investment adviser (Note 3)	9,919
Prepaid expenses and other assets	3,122
Total Assets	17,011,558
Liabilities
Administrative services fee payable (Note 3)	10,918
Payable upon return of securities loaned (Note 2)	4,021,822
Securities sold short, at value (Proceeds $-381,568)	391,510
Payable for investments purchased	191,164
Payable for portfolio shares redeemed	15,616
Trustees' fee payable	4,500
Dividend expense payable on securities sold short	468
Other accrued expenses payable	8,154
Total Liabilities	4,644,152
Net Assets
Capital stock, $.001 par value (Note 6)	1,238
Paid-in capital (Note 6)	23,025,621
Undistributed net investment income	213,688
Accumulated net realized loss on investments and short sales	(11,488,526)
Net unrealized appreciation from investments, short sales and foreign currency translations	615,385
Net Assets	$12,367,406
Shares outstanding	1,237,663
Net asset value, offering price and redemption price per share	$9.99

1  Including $3,918,887 of securities on loan.

See Accompanying Notes to Financial Statements.
32

Credit Suisse Trust — U.S. Equity Flex III Portfolio
Statement of Operations
For the Six Months Ended June 30, 2009 (unaudited)

Investment Income (Note 2)
Dividends	$118,378
Interest	2
Securities lending	5,226
Foreign taxes withheld	(41)
Total investment income	123,565
Expenses
Investment advisory fees (Note 3)	40,603
Administrative services fees (Note 3)	27,565
Custodian fees	38,902
Printing fees (Note 3)	17,475
Audit and tax fees	9,356
Legal fees	6,940
Trustees' fees	6,003
Dividend expense for securities sold short	961
Insurance expense	324
Transfer agent fees	275
Short sales expense	192
Commitment fees (Note 4)	73
Miscellaneous expense	2,822
Total expenses	151,491
Less: fees waived and expenses reimbursed (Note 3)	(96,269)
Net expenses	55,222
Net investment income	68,343
Net Realized and Unrealized Gain (Loss) from Investments, Short Sales and Foreign Currency Related Items
Net realized loss from investments	(777,721)
Net realized gain from short sales	1,060
Net change in unrealized appreciation (depreciation) from investments	1,565,991
Net change in unrealized appreciation (depreciation) from short sales	(9,942)
Net change in unrealized appreciation (depreciation) from foreign currency translations	(4)
Net realized and unrealized gain from investments, short sales and foreign currency related items	779,384
Net increase in net assets resulting from operations	$847,727

See Accompanying Notes to Financial Statements.
33

Credit Suisse Trust — U.S. Equity Flex III Portfolio
Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2009 (unaudited)	For the Year Ended December 31, 2008
From Operations
Net investment income	$68,343	$162,518
Net realized loss from investments, short sales and foreign currency transactions	(776,661)	(5,597,576)
Net change in unrealized appreciation (depreciation) from investments, short sales and foreign currency translations	1,556,045	(3,294,151)
Net increase (decrease) in net assets resulting from operations	847,727	(8,729,209)
From Capital Share Transactions (Note 6)
Proceeds from sale of shares	195,831	380,242
Net asset value of shares redeemed	(1,314,080)	(5,998,023)
Net decrease in net assets from capital share transactions	(1,118,249)	(5,617,781)
Net decrease in net assets	(270,522)	(14,346,990)
Net Assets
Beginning of period	12,637,928	26,984,918
End of period	$12,367,406	$12,637,928
Undistributed net investment income	$213,688	$145,345

See Accompanying Notes to Financial Statements.
34

Credit Suisse Trust — U.S. Equity Flex III Portfolio
Statement of Cash Flows
For the Six Months Ended June 30, 2009 (unaudited)

Cash Flows from Operating Activities
Dividends, interest and securities lending income received	$158,197
Operating expenses paid	(90,004)
Change in payable for portfolio shares redeemed	(6,533)
Dividend expense paid on securities sold short	(493)
Purchases of long-term securities	(27,717,547)
Proceeds from sales of long-term securities	28,453,516
Purchases to cover securities sold short	(25,944)
Proceeds from securities sold short	407,222
Net cash provided by operating activities		$1,178,414
Cash Flows from Financing Activities
Proceeds from sale of shares	195,831
Cost of shares redeemed	(1,314,080)
Net cash used by financing activities		(1,118,249)
Effect of exchange rate on cash		(4)
Net increase in cash		60,161
Cash — beginning of period		(18,995)
Cash — end of period		$41,166
RECONCILIATION OF NET INCREASE IN NET ASSETS FROM OPERATIONS TO NET CASH PROVIDED BY OPERATING ACTIVITIES
Net increase in net assets resulting from operations		$847,727
Adjustments to Reconcile Net Increase in Net Assets from Operations to Net Cash Provided by Operating Activities
Change in dividend and interest receivable	$34,632
Change in accrued expenses	(33,300)
Change in prepaid expenses and other assets	(2,762)
Change in receivable from investment adviser	319
Change in payable for portfolio shares redeemed	(6,533)
Change in dividend expense payable on securities sold short	468
Purchases of long-term securities	(27,717,547)
Proceeds from sales of long-term securities	28,453,516
Purchases to cover securities sold short	(25,944)
Proceeds from securities sold short	407,222
Net change in unrealized appreciation on investments, short sales and foreign currency translations	(1,556,045)
Net realized loss on investments and short sales	776,661
Total adjustments		330,687
Net cash provided by operating activities		$1,178,414
Non-Cash Activity:
Dividend reinvestments		$—

See Accompanying Notes to Financial Statements.
35

Credit Suisse Trust — U.S. Equity Flex III Portfolio
Financial Highlights
(For a Share of the Portfolio Outstanding Throughout Each Period)

	For the Six Months Ended June 30, 2009	For the Year Ended December 31,
	(unaudited)	2008	2007	2006	2005	2004
Per share data
Net asset value, beginning of period	$9.24	$15.01	$13.44	$13.19	$12.33	$10.90
INVESTMENT OPERATIONS
Net investment income (loss)	0.07	0.11	(0.04)	(0.04)	(0.10)	(0.11)
Net gain (loss) on investments, short sales and foreign currency related items (both realized and unrealized)	0.68	(5.88)	1.61	0.29	0.96	1.54
Total from investment operations	0.75	(5.77)	1.57	0.25	0.86	1.43
Net asset value, end of period	$9.99	$9.24	$15.01	$13.44	$13.19	$12.33
Total return[1]	8.12%	(38.44)%	11.68%	1.90%	6.97%	13.12%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$12,367	$12,638	$26,985	$30,496	$37,659	$42,452
Ratio of expenses to average net assets	0.95%[2]	1.34%	1.25%	1.21%	1.25%	1.25%
Ratio of expenses to average net assets excluding short sales dividend expense	0.94%[2]	—	—	—	—	—
Ratio of net investment income (loss) to average net assets	1.18%[2]	0.80%	(0.23)%	(0.26)%	(0.70)%	(0.87)%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	1.66%[2]	0.11%	0.03%	0.13%	0.12%	0.08%
Portfolio turnover rate	237%	217%	232%	140%	95%	124%

1  Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns do not reflect charges and expenses attributable to any particular variable contract or plan. Total returns for periods less than one year are not annualized.

2  Annualized.

See Accompanying Notes to Financial Statements.
36

Credit Suisse Trust — U.S. Equity Flex III Portfolio
Notes to Financial Statements
June 30, 2009 (unaudited)

Note 1. Organization

Credit Suisse Trust (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"), and currently offers eight managed investment portfolios of which one, the U.S. Equity Flex III Portfolio (the "Portfolio"), is included in this report. The Portfolio is a diversified investment fund that seeks capital growth. Shares of the Portfolio are not available directly to individual investors but may be offered only through (a) variable annuity contracts and variable life insurance contracts offered by separate accounts of certain insurance companies and (b) tax-qualified pension and retirement plans. The Portfolio may not be available in connection with a particular contract or plan. The Trust was organized under the laws of the Commonwealth of Massachusetts as a business trust on March 15, 1995. Effective May 1, 2009, the name of the Portfolio was changed from Mid-Cap Core Portfolio.

Note 2. Significant Accounting Policies

A) SECURITY VALUATION — The net asset value of the Portfolio is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the "Valuation Time"). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Portfolio's Valuation Time but after the close of the securities' primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees. The Portfolio may utilize a service provided by an independent third party which has been approved by the Board

37

Credit Suisse Trust — U.S. Equity Flex III Portfolio
Notes to Financial Statements (continued)
June 30, 2009 (unaudited)

Note 2. Significant Accounting Policies

of Trustees to fair value certain securities. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities.

The Portfolio adopted Financial Accounting Standards Board ("FASB") Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•  Level 1 – quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

38

Credit Suisse Trust — U.S. Equity Flex III Portfolio
Notes to Financial Statements (continued)
June 30, 2009 (unaudited)

Note 2. Significant Accounting Policies

The following is a summary of the inputs used as of June 30, 2009 in valuing the Portfolio's investments carried at value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Equities	$12,714,729	$—	$—	$12,714,729
Short-Term Investment	3,619,037	—	—	3,619,037
Liabilities in Securities Sold Short
Equities	(391,510)	—	—	(391,510)
Other Financial Instruments*	—	—	—	—
	$15,942,256	$—	$—	$15,942,256

*Other financial instruments include futures, forwards and swap contracts.

B) DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES — In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities ("FAS 161"), an amendment of FASB Statement No. 133. FAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about how and why a fund uses derivative instruments, how these affect a fund's financial position and results of operations. The Portfolio has not entered into any derivative or hedging activities during the period covered by this report.

C) SECURITY TRANSACTIONS AND INVESTMENT INCOME — Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. Dividends and dividend expense on short sales are recorded on the ex-dividend date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

D) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income and distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America ("GAAP").

E) FEDERAL INCOME TAXES — No provision is made for federal taxes as it is the Portfolio's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and to make the requisite distributions to

39

Credit Suisse Trust — U.S. Equity Flex III Portfolio
Notes to Financial Statements (continued)
June 30, 2009 (unaudited)

Note 2. Significant Accounting Policies

its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

During June 2006, the FASB issued Interpretation 48 ("FIN 48" or the "Interpretation"), Accounting for Uncertainty in Income Taxes — an interpretation of FASB statement 109. The Portfolio has reviewed its current tax positions and has determined that no provision for income tax is required in the Portfolio's financial statements. The Portfolio's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

F) USE OF ESTIMATES — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

G) SHORT-TERM INVESTMENTS — The Portfolio, together with other funds/portfolios advised by Credit Suisse Asset Management, LLC ("Credit Suisse"), an indirect, wholly-owned subsidiary of Credit Suisse Group AG, pools available cash into a short-term variable rate time deposit issued by State Street Bank and Trust Company ("SSB"), the Portfolio's custodian. The short-term time deposit issued by SSB is a variable rate account classified as a short-term investment.

H) FUTURES — The Portfolio may enter into futures contracts to the extent permitted by its investment policies and objectives. Upon entering into a futures contract, the Portfolio is required to deposit cash and/or pledge U.S. Government securities as initial margin. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying instrument, are made or received by the Portfolio each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Portfolio's basis in the contract. Risks of entering into futures contracts for hedging purposes include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, the purchase of a futures contract involves the risk that the Portfolio could lose more than the original margin deposit and subsequent payments may be required for a futures transaction. At June 30, 2009, the Portfolio had no open futures contracts.

40

Credit Suisse Trust — U.S. Equity Flex III Portfolio
Notes to Financial Statements (continued)
June 30, 2009 (unaudited)

Note 2. Significant Accounting Policies

I) SHORT SALES — The Portfolio may enter into short sales transactions. Short sales expose the Portfolio to the risk that it will be required to cover its short position at a time when the securities have appreciated in value, thus resulting in a loss to the Portfolio. The Portfolio's loss on a short sale could theoretically be unlimited in a case where the Portfolio is unable, for whatever reason, to close out its short position. Short sales also involve transaction and other costs that will reduce potential gains and increase potential portfolio losses. The use by the Portfolio of short sales in combination with long positions in its portfolio in an attempt to improve performance may not be successful and may result in greater losses or lower positive returns than if the Portfolio held only long positions. It is possible that the Portfolio's long equity positions will decline in value at the same time that the value of the securities it has sold short increases, thereby increasing potential losses to the Portfolio. In addition, the Portfolio's short selling strategies may limit its ability to fully benefit from increases in the equity markets. Short selling also involves a form of financial leverage that may exaggerate any losses realized by the Portfolio. Also, there is the risk that the counterparty to a short sale may fail to honor its contractual terms, causing a loss to the Portfolio.

J) SECURITIES LENDING — Loans of securities are required at all times to be secured by collateral at least equal to 102% of the market value of domestic securities on loan (including any accrued interest thereon) and 105% of the market value of foreign securities on loan (including any accrued interest thereon). Cash collateral received by the Portfolio in connection with securities lending activity may be pooled together with cash collateral for other funds/portfolios advised by Credit Suisse and may be invested in a variety of investments, including funds advised by SSB, the Portfolio's securities lending agent, or money market instruments. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

SSB has been engaged by the Portfolio to act as the Portfolio's securities lending agent. The Portfolio's securities lending arrangement provides that the Portfolio and SSB will share the net income earned from securities lending activities. During the six months ended June 30, 2009, total earnings from the Portfolio's investment in cash collateral received in connection with securities lending arrangements was $7,835, of which $1,167 was rebated to borrowers (brokers). The Portfolio retained $5,226 in income from the cash collateral investment, and SSB, as lending agent, was paid $1,442. Securities lending income is accrued as earned.

41

Credit Suisse Trust — U.S. Equity Flex III Portfolio
Notes to Financial Statements (continued)
June 30, 2009 (unaudited)

Note 3. Transactions with Affiliates and Related Parties

Credit Suisse serves as investment adviser for the Portfolio. For its investment advisory services, Credit Suisse is entitled to receive a fee from the Portfolio at an annual rate of 0.70% of the Portfolio's average daily net assets. For the six months ended June 30, 2009, investment advisory fees earned, voluntarily waived and expenses reimbursed were as follows:

Gross Advisory Fee	Waiver	Net Advisory Fee	Expense Reimbursement
$40,603	$(40,603)	$0	$(55,666)

Fee waivers and expense reimbursements are voluntary and may be discontinued by Credit Suisse at any time.

Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of Credit Suisse, and SSB serve as co-administrators to the Portfolio. For its co-administrative services, CSAMSI currently receives a fee calculated at an annual rate of 0.09% of the Portfolio's average daily net assets. For the six months ended June 30, 2009, co-administrative services fees earned by CSAMSI were $5,221.

For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, calculated in total for all the Credit Suisse funds/portfolios co-administered by SSB and allocated based upon the relative average net assets of each fund/portfolio, subject to an annual minimum fee. For the six months ended June 30, 2009, co-administrative services fees earned by SSB (including out-of-pocket expenses) were $22,344.

In addition to serving as the Portfolio's co-administrator, CSAMSI currently serves as distributor of the Portfolio's shares without compensation.

Merrill Corporation ("Merrill"), an affiliate of Credit Suisse, has been engaged by the Portfolio to provide certain financial printing and fulfillment services. For the six months ended June 30, 2009, Merrill was paid $4,679 for its services by the Portfolio.

Note 4. Line of Credit

The Portfolio, together with other funds/portfolios advised by Credit Suisse (collectively, the "Participating Funds"), participates in a $50 million committed, unsecured line of credit facility ("Credit Facility") for temporary or emergency purposes with SSB. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee on the average unused

42

Credit Suisse Trust — U.S. Equity Flex III Portfolio
Notes to Financial Statements (continued)
June 30, 2009 (unaudited)

Note 4. Line of Credit

amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at either the Overnight Federal Funds rate or the Overnight LIBOR rate plus a spread. At June 30, 2009, and during the six months ended June 30, 2009, the Portfolio had no borrowings under the Credit Facility.

Note 5. Purchases and Sales of Securities

For the six months ended June 30, 2009, purchases and sales of investment securities (excluding short sales and short-term investments) were $27,659,812 and $28,410,719, respectively. Securities sold short and purchases to cover securities sold short were $408,596 and $25,968, respectively.

At June 30, 2009, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $15,708,435, $985,002, $(359,671) and $625,331, respectively.

At June 30, 2009, the identified proceeds for federal income tax purposes, as well as the gross unrealized appreciation from securities sold short for those securities having an excess of proceeds over value, gross unrealized depreciation from investments for those securities having an excess of value over proceeds and the net unrealized depreciation from securities sold short were $(381,568), $4,960, $(14,902) and $(9,942), respectively.

Note 6. Capital Share Transactions

The Trust is authorized to issue an unlimited number of full and fractional shares of beneficial interest, $.001 par value per share. Transactions in capital shares of the Portfolio were as follows:

	For the Six Months Ended June 30, 2009 (unaudited)	For the Year Ended December 31, 2008
Shares sold	21,477	29,623
Shares redeemed	(150,910)	(460,877)
Net decrease	(129,433)	(431,254)

43

Credit Suisse Trust — U.S. Equity Flex III Portfolio
Notes to Financial Statements (continued)
June 30, 2009 (unaudited)

Note 6. Capital Share Transactions

On June 30, 2009, the number of shareholders that held 5% or more of the outstanding shares of the Portfolio was as follows:

Number of Shareholders	Approximate Percentage of Outstanding Shares
1	92%

Some of the shareholders are omnibus accounts, which hold shares on behalf of individual shareholders.

Note 7. Contingencies

In the normal course of business, the Portfolio may provide general indemnifications pursuant to certain contracts and organizational documents. The Portfolio's maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

Note 8. Subsequent Events

In accordance with the provisions set forth in FASB Statement of Financial Accounting Standards No. 165 "Subsequent Events", adopted by the Portfolio as of June 30, 2009, management has evaluated the possibility of subsequent events existing in the Portfolio's financial statements through August 24, 2009.

On May 12, 2009, the Board of Trustees of Credit Suisse Trust (the "Trust"), on behalf of its series, the U.S. Equity Flex III Portfolio, (the "Acquired Portfolio"), approved the proposed reorganization of the Acquired Portfolio (a "Reorganization") whereby all of the assets and liabilities of the Acquired Portfolio would be transferred to the U.S. Equity Flex I Portfolio (the "Acquiring Portfolio"), also a series of the Trust, in exchange for shares of beneficial interest of the Acquiring Portfolio. The Acquired Portfolio would then be liquidated and shares of beneficial interest of the Acquiring Portfolio would be distributed to the shareholders of the Acquired Portfolio.

The Reorganization is subject to the completion of certain conditions, including the approval of the Acquired Portfolio's shareholders. At a Special Meeting of Shareholders held on August 21, 2009, shareholders approved the Agreement and Plan of Reorganization.

44

Credit Suisse Trust — U.S. Equity Flex III Portfolio
Notice of Privacy and Information Practices (unaudited)

At Credit Suisse, we know that you are concerned with how we protect and handle nonpublic personal information that identifies you. This notice is designed to help you understand what nonpublic personal information we collect from you and from other sources, and how we use that information in connection with your investments and investment choices that may be available to you. Except where otherwise noted, this notice is applicable only to consumers who are current or former investors, meaning individual persons whose investments are primarily for household, family or personal use ("individual investors"). Specified sections of this notice, however, also apply to other types of investors (called "institutional investors"). Where the notice applies to institutional investors, the notice expressly states so. This notice is being provided by Credit Suisse Funds, Credit Suisse Institutional Funds, and Credit Suisse Closed-End Funds. This notice applies solely to U.S. registered investment companies advised by Credit Suisse Asset Management, LLC.

Categories of information we may collect:

We may collect information about you, including nonpublic personal information, such as

•  Information we receive from you on applications, forms, agreements, questionnaires, Credit Suisse websites and other websites that are part of our investment program, or in the course of establishing or maintaining a customer relationship, such as your name, address, e-mail address, Social Security number, assets, income, financial situation; and

•  Information we obtain from your transactions and experiences with us, our affiliates, or others, such as your account balances or other investment information assets purchased and sold, and other parties to a transaction, where applicable.

Categories of information we disclose and parties to whom we disclose it:

•  We do not disclose nonpublic personal information about our individual investors, except as permitted or required by law or regulation. Whether you are an individual investor or institutional investor, we may share the information described above with our affiliates that perform services on our behalf, and with our asset management and private banking affiliates; as well as with unaffiliated third parties that perform services on our behalf, such as our accountants, auditors, attorneys, broker-dealers, fund administrators, and other service providers.

45

Credit Suisse Trust — U.S. Equity Flex III Portfolio
Notice of Privacy and Information Practices (unaudited) (continued)

•  We want our investors to be informed about additional products or services. Whether you are an individual investor or an institutional investor, we may disclose information, including nonpublic personal information, regarding our transactions and experiences with you to our affiliates.

•  In addition, whether you are an individual investor or an institutional investor, we reserve the right to disclose information, including nonpublic personal information, about you to any person or entity, including without limitation any governmental agency, regulatory authority or self-regulatory organization having jurisdiction over us or our affiliates, if (i) we determine in our discretion that such disclosure is necessary or advisable pursuant to or in connection with any United States federal, state or local, or non-U.S., court order (or other legal process), law, rule, regulation, or executive order or policy, including without limitation any anti-money laundering law or the USA PATRIOT Act of 2001; and (ii) such disclosure is not otherwise prohibited by law, rule, regulation, or executive order or policy.

Confidentiality and security

•  To protect nonpublic personal information about individual investors, we restrict access to those employees and agents who need to know that information to provide products or services to us and to our investors. We maintain physical, electronic, and procedural safeguards to protect nonpublic personal information.

Other Disclosures

This notice is not intended to be incorporated in any offering materials, but is a statement of our current Notice of Privacy and Information Practices and may be amended from time to time. This notice is current as of May 12, 2009.

46

Credit Suisse Trust — U.S. Equity Flex III Portfolio
Proxy Voting and Portfolio Holdings Information (unaudited)

Information regarding how the Portfolio voted proxies related to its portfolio securities during the 12 month period ended June 30 of each year, as well as the policies and procedures that the Portfolio uses to determine how to vote proxies relating to its portfolio securities are available:

•  By calling 1-800-222-8977

•  On the Portfolio's website, www.credit-suisse.com/us

•  On the website of the Securities and Exchange Commission, www.sec.gov.

The Portfolio files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Portfolio's Forms N-Q are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-202-551-8090.

47

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P.O. BOX 55030, BOSTON, MA 02205-5030

800-222-8977 ■ www.credit-suisse.com/us

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.  TRMCC-SAR-0609

CREDIT SUISSE FUNDS

Semiannual Report

June 30, 2009
(unaudited)

CREDIT SUISSE TRUST
■  U.S. EQUITY FLEX IV PORTFOLIO

Credit Suisse Trust (the "Trust") shares are not available directly to individual investors, but may be offered only through certain insurance products and pension and retirement plans.

The Trust's investment objectives, risks, charges and expenses (which should be considered carefully before investing), and more complete information about the Trust, are provided in the Prospectus, which should be read carefully before investing. You may obtain additional copies by calling 800-222-8977 or by writing to Credit Suisse Trust, P.O. Box 55030, Boston, MA 02205-5030.

Credit Suisse Asset Management Securities, Inc., Distributor, is located at Eleven Madison Avenue, New York, NY 10010. The Trust is advised by Credit Suisse Asset Management, LLC.

The views of the Portfolio's management are as of the date of the letter and the Portfolio holdings described in this document are as of June 30, 2009; these views and Portfolio holdings may have changed subsequent to these dates. Nothing in this document is a recommendation to purchase or sell securities.

Portfolio shares are not deposits or other obligations of Credit Suisse Asset Management, LLC ("Credit Suisse") or any affiliate, are not FDIC-insured and are not guaranteed by Credit Suisse or any affiliate. Portfolio investments are subject to investment risks, including loss of your investment.

Credit Suisse Trust — U.S. Equity Flex IV Portfolio
Semiannual Investment Adviser's Report
June 30, 2009 (unaudited)

July 24, 2009

Dear Shareholder:

On May 1, 2009, the Credit Suisse Trust — Blue Chip Portfolio became the U.S. Equity Flex IV Portfolio. Concurrently, the investment strategy changed to a "flexible 130/30" strategy whereby the Portfolio generally will hold (i) long positions, either directly or through derivatives, in an amount up to approximately 130% of its net assets and (ii) short positions, either directly or through derivatives, in an amount up to approximately 30% of its net assets. The Portfolio will continue to invest in equity securities of U.S. companies.

Under the new investment strategy, the Portfolio will seek to outperform the Russell 3000® Index (the "Benchmark"). The Benchmark is designed to measure the performance of the largest 3000 U.S. companies, representing approximately 98% of the investable U.S. equity market.

The Portfolio will continue to follow quantitative portfolio management techniques rather than a traditional fundamental equity research approach, and the Portfolio's portfolio manager will continue to select securities for the Portfolio using the same proprietary quantitative models that it previously employed. For more information regarding the new "flex" investment strategy, please see the Portfolio's prospectus.

For the six months ended June 30, 2009, the Credit Suisse Trust — U.S. Equity Flex IV Portfolio (the "Portfolio") had a gain of 9.12%1, versus an increase of 4.20% for the Benchmark.2

Market Review: A period with mixed results

The semiannual period ended June 30, 2009, was a volatile one that ended with mixed results. For example, the S&P 500 Total Return Index increased by 0.20% in June, bringing its year-to-date performance to 3.16%. The Dow Jones Industrial Average, however, declined by 0.41% in June, bringing its year-to-date performance to -2.01%.

The labor market continued to weaken during the period. Non-farm payrolls fell by 467,000 jobs in June, and the household unemployment rate remained nearly unchanged at 9.5%. Nevertheless, three out of ten sectors within the S&P 500 posted positive year-to-date returns. Information technology, which gained 24.08%, was the best performing sector, while materials increased by 12.28%, and consumer discretionary increased by 7.52%. Industrials, on the other hand, was the worst performing sector year-to-date, down by 7.68%.

1

Credit Suisse Trust — U.S. Equity Flex IV Portfolio
Semiannual Investment Adviser's Report (continued)
June 30, 2009 (unaudited)

Strategic Review and Outlook: Anticipating continued near-term volatility

On May 1, 2009, the Portfolio's investment strategy changed from a long-only strategy to a flex strategy, which allows long and short positions while maintaining an approximate 100% net long exposure. The term "flex" in the Portfolio's name refers to the ability of the Portfolio to vary from 100% to 130% in its long positions and from 0% to 30% in its short positions, based on market conditions. While the Portfolio intends to utilize short exposure, it may refrain completely under certain conditions.

The Portfolio continues to be managed by the Quantitative Equities Group within Credit Suisse Asset Management, LLC, which has managed funds with a flex-style strategy since January of 2007. The Quantitative Equities Group believes that removing the "long-only constraint" and instead utilizing a flex strategy should offer increased return potential for a given level of risk compared to a long-only strategy.

The complete transition of the strategy from a long-only fund to a flex fund took a few weeks as the Portfolio gradually increased exposure to short positions. As of the end of June 30, 2009, the long/short ratio of the Fund was 104/4.

For the six-month period ended June 30, 2009, the Portfolio outperformed the Benchmark. The financials and consumer discretionary sectors (due to stock selection), and the consumer staples and industrials sectors (due to both stock selection and sector weighting) contributed to performance. The information technology sector detracted from performance due to both stock selection and sector allocation.

Although we expect the market to remain difficult in the near term, we are comfortable with our proactive, long-term investment process going forward.

Jordan Low
Portfolio Manager

Short sales expose the portfolio to the risk that it will be required to cover its short position at a time when the securities have appreciated in value, thus resulting in a loss to the portfolio. The portfolio's loss on a short sale could theoretically be unlimited in a case where the portfolio is unable to close out its short position.

Derivatives are subject to a number of risks such as correlation risk, liquidity risk, interest-rate risk, market risk and credit risk. Also, suitable derivative transactions may not

2

Credit Suisse Trust — U.S. Equity Flex IV Portfolio
Semiannual Investment Adviser's Report (continued)
June 30, 2009 (unaudited)

be available in all circumstances and there can be no assurance that the portfolio will engage in these transactions to reduce exposure to other risks when that would be beneficial.

The use of leverage subjects the portfolio to the risk of magnified capital losses that can occur when losses affect an asset base — enlarged by borrowings or the creation of liabilities — that exceeds the net assets of the portfolio. The net asset value of the portfolio when employing leverage will be more volatile and sensitive to market movements. Leverage may involve the creation of a liability that requires the portfolio to pay interest.

Investing in small to medium-sized companies may be more volatile and less liquid than investments in larger companies.

Special situations are unusual developments that affect a company's market value. Examples include mergers, acquisitions and reorganizations. Securities of special-situation companies may decline in value if the anticipated benefits of the special situation do not materialize.

In addition to historical information, this report contains forward-looking statements, which may concern, among other things, domestic and foreign market, industry and economic trends and developments and government regulation and their potential impact on the Portfolio's investments. These statements are subject to risks and uncertainties and actual trends, developments and regulations in the future, and their impact on the Portfolio could be materially different from those projected, anticipated or implied. The Portfolio has no obligation to update or revise forward-looking statements.

3

Credit Suisse Trust — U.S. Equity Flex IV Portfolio
Semiannual Investment Adviser's Report (continued)
June 30, 2009 (unaudited)

Average Annual Returns as of June 30, 20091

1 Year	5 Years	Since Inception	Inception Date
(20.10)%	(0.27)%	(1.00)%	11/30/01

Returns represent past performance and include change in share price and reinvestment of dividends and capital gains. Past performance cannot guarantee future results. The current performance of the Portfolio may be lower or higher than the figures shown. Returns and share price will fluctuate, and redemption value may be more or less than original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. Performance includes the effect of deducting expenses, but does not include charges and expenses attributable to any particular variable contract or plan. Accordingly, the Prospectus of the sponsoring Participating Insurance Company separate account or plan documents or other informational materials supplied by plan sponsors should be carefully reviewed for information on relevant charges and expenses. Excluding these charges and expenses from quotations of performance has the effect of increasing the performance quoted, and the effect of these charges should be considered when comparing performance to that of other mutual funds. Performance information current to the most recent month-end is available at www.credit-suisse.com/us.

The annualized gross expense ratio is 3.32%. The annualized net expense ratio after fee waivers and/or expense reimbursements is 0.99%.

1  Fee waivers and/or expense reimbursements may reduce expenses for the Portfolio, without which performance would be lower. Waivers and/or reimbursements may be discontinued at any time.

2  The Russell 3000® Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represent approximately 98% of the investable U.S. equity market. It is an unmanaged index of common stocks that includes reinvestment of dividends and is compiled by Frank Russell Company. Effective May 1, 2009, the Russell 3000® Index replaced the Standard & Poor's 500 Index as the benchmark-index for the Portfolio. The Standard & Poor's 500 Index is an unmanaged index (with no defined investment objective) of common stocks, includes reinvestment of dividends, and is a registered trademark of The McGraw-Hill Co., Inc. Investors cannot invest directly in an index.

4

Credit Suisse Trust — U.S. Equity Flex IV Portfolio
Semiannual Investment Adviser's Report (continued)
June 30, 2009 (unaudited)

Information About Your Portfolio's Expenses

As an investor of the Portfolio, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Portfolio expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Portfolio and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six month period ended June 30, 2009.

The table illustrates your Portfolio's expenses in two ways:

• Actual Portfolio Return. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Portfolio using the Portfolio's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

• Hypothetical 5% Portfolio Return. This helps you to compare your Portfolio's ongoing expenses with those of other mutual funds using the Portfolio's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical portfolio return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

5

Credit Suisse Trust — U.S. Equity Flex IV Portfolio
Semiannual Investment Adviser's Report (continued)
June 30, 2009 (unaudited)

Expenses and Value for a $1,000 Investment
for the six month period ended June 30, 2009

Actual Portfolio Return
Beginning Account Value 1/1/09	$1,000.00
Ending Account Value 6/30/09	$1,091.20
Expenses Paid per $1,000*	$5.13
Hypothetical 5% Portfolio Return
Beginning Account Value 1/1/09	$1,000.00
Ending Account Value 6/30/09	$1,019.89
Expenses Paid per $1,000*	$4.96
Annualized Expense Ratio*	0.99%

*  Expenses are equal to the Portfolio's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year period, then divided by 365.

  The "Expenses Paid per $1,000" and the "Annualized Expense Ratio" in the tables are based on actual expenses paid by the Portfolio during the period, net of fee waivers and/or expense reimbursements. If those fee waivers and/or expense reimbursements had not been in effect, the Portfolio's actual expenses would have been higher. Expenses do not reflect additional charges and expenses that are, or may be, imposed under the variable contracts or plans. Such charges and expenses are described in the prospectus of the insurance company separate account or in the plan documents or other informational materials supplied by plan sponsors. The Portfolio's expenses should be considered with these charges and expenses in evaluating the overall cost of investing in the separate account.

For more information, please refer to the Portfolio's prospectus.

6

Credit Suisse Trust — U.S. Equity Flex IV Portfolio
Semiannual Investment Adviser's Report (continued)
June 30, 2009 (unaudited)

SECTOR BREAKDOWN*

	Long	Short	Net
Consumer Discretionary	16.3%	(0.9)%	15.4%
Financials	15.5%	(0.2)%	15.3%
Energy	14.4%	(0.4)%	14.0%
Health Care	13.7%	(0.4)%	13.3%
Industrials	12.3%	(0.4)%	11.9%
Information Technology	12.3%	(0.6)%	11.7%
Utilities	6.8%	(0.4)%	6.4%
Consumer Staples	6.6%	(0.6)%	6.0%
Materials	4.8%	(0.2)%	4.6%
Telecommunication Services	1.6%	(0.2)%	1.4%
Total	104.3%	(4.3)%	100.0%

*  Expressed as a percentage of total long/short investments, respectively, (excluding security lending collateral) and may vary over time.

7

Credit Suisse Trust — U.S. Equity Flex IV Portfolio
Schedule of Investments
June 30, 2009 (unaudited)

	Number of Shares	Value
LONG STOCK POSITIONS (103.5%)
COMMON STOCKS (103.5%)
Aerospace & Defense (5.4%)
Curtiss-Wright Corp.	200	$5,946
General Dynamics Corp.§	282	15,620
Goodrich Corp.	700	34,979
ITT Corp.§	2,100	93,450
L-3 Communications Holdings, Inc.§	200	13,876
Lockheed Martin Corp.§	100	8,065
Northrop Grumman Corp.	2,009	91,771
Raytheon Co.§	4,320	191,938
Rockwell Collins, Inc.§	600	25,038
Spirit AeroSystems Holdings, Inc. Class A*	300	4,122
		484,805
Air Freight & Logistics (0.1%)
Expeditors International of Washington, Inc.	100	3,334
FedEx Corp.§	100	5,562
		8,896
Airlines (0.3%)
Airtran Holdings, Inc.*§	300	1,857
Alaska Air Group, Inc.*	854	15,594
AMR Corp.*§	200	804
Copa Holdings SA Class A	100	4,082
JetBlue Airways Corp.*	100	427
UAL Corp.*§	100	319
US Airways Group, Inc.*§	100	243
		23,326
Auto Components (0.3%)
Cooper Tire & Rubber Co.	100	992
Gentex Corp.	400	4,640
Tenneco, Inc.*§	500	5,300
WABCO Holdings, Inc.	877	15,523
		26,455
Beverages (0.3%)
Constellation Brands, Inc. Class A*§	200	2,536
Dr. Pepper Snapple Group, Inc.*	300	6,357
Molson Coors Brewing Co. Class B	100	4,233
The Pepsi Bottling Group, Inc.§	300	10,152
		23,278
Biotechnology (0.5%)
Amgen, Inc.*	400	21,176
Biogen Idec, Inc.*	100	4,515
BioMarin Pharmaceutical, Inc.*§	100	1,561
Dendreon Corp.*§	100	2,485
Genzyme Corp.*	100	5,567
Human Genome Sciences, Inc.*§	100	286

See Accompanying Notes to Financial Statements.
8

Credit Suisse Trust — U.S. Equity Flex IV Portfolio
Schedule of Investments (continued)
June 30, 2009 (unaudited)

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
Biotechnology
Ligand Pharmaceuticals, Inc. Class B*§	100	$286
Myriad Genetics, Inc.*§	200	7,130
Myriad Pharmaceuticals, Inc.*	50	232
PDL BioPharma, Inc.§	100	790
		44,028
Building Products (0.0%)
Armstrong World Industries, Inc.*§	200	3,298
Capital Markets (4.0%)
Allied Capital Corp.§	100	348
American Capital, Ltd.§	200	642
Ameriprise Financial, Inc.§	400	9,708
Apollo Investment Corp.§	400	2,400
BlackRock, Inc.§	100	17,542
Blackstone Group LP§	400	4,216
E*TRADE Financial Corp.*§	400	512
Eaton Vance Corp.§	300	8,025
Evercore Partners, Inc. Class A§	100	1,964
Federated Investors, Inc. Class B§	500	12,045
Franklin Resources, Inc.	300	21,603
Invesco, Ltd.§	1,100	19,602
Janus Capital Group, Inc.§	300	3,420
Jefferies Group, Inc.*§	100	2,133
Northern Trust Corp.	500	26,840
Raymond James Financial, Inc.§	100	1,721
State Street Corp.	900	42,480
T. Rowe Price Group, Inc.§	700	29,169
TD Ameritrade Holding Corp.*§	700	12,278
The Bank of New York Mellon Corp.	1,175	34,439
The Charles Schwab Corp.	3,400	59,636
Waddell & Reed Financial, Inc. Class A	1,800	47,466
		358,189
Chemicals (2.5%)
Air Products & Chemicals, Inc.§	100	6,459
Airgas, Inc.§	200	8,106
Cabot Corp.§	700	8,806
CF Industries Holdings, Inc.	400	29,656
Eastman Chemical Co.§	1,509	57,191
FMC Corp.§	200	9,460
Huntsman Corp.§	200	1,006
International Flavors & Fragrances, Inc.§	100	3,272
Lubrizol Corp.	300	14,193
Nalco Holding Co.	300	5,052
Olin Corp.	100	1,189
PPG Industries, Inc.§	100	4,390

See Accompanying Notes to Financial Statements.
9

Credit Suisse Trust — U.S. Equity Flex IV Portfolio
Schedule of Investments (continued)
June 30, 2009 (unaudited)

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
Chemicals
Terra Industries, Inc.§	300	$7,266
The Dow Chemical Co.	110	1,775
The Mosaic Co.	200	8,860
The Scotts Miracle-Gro Co. Class A§	700	24,535
Valspar Corp.§	900	20,277
Westlake Chemical Corp.§	600	12,234
		223,727
Commercial Banks (2.1%)
Bancorpsouth, Inc.§	1,300	26,689
Bank of Hawaii Corp.§	200	7,166
BB&T Corp.§	300	6,594
CapitalSource, Inc.§	200	976
Cullen/Frost Bankers, Inc.§	300	13,836
First Commonwealth Financial Corp.§	200	1,268
FirstMerit Corp.	1,402	23,806
Huntington Bancshares, Inc.§	400	1,672
Keycorp§	400	2,096
M&T Bank Corp.§	100	5,093
Marshall & Ilsley Corp.	200	960
PNC Financial Services Group, Inc.	532	20,647
Popular, Inc.§	300	660
Regions Financial Corp.§	1,155	4,666
Synovus Financial Corp.§	300	897
TCF Financial Corp.§	100	1,337
U.S. Bancorp	1,610	28,851
Valley National Bancorp§	100	1,170
Wells Fargo & Co.§	1,730	41,970
Zions Bancorporation§	100	1,156
		191,510
Commercial Services & Supplies (0.3%)
Avery Dennison Corp.	200	5,136
Cintas Corp.§	100	2,284
Interface, Inc. Class A	100	620
Mine Safety Appliances Co.§	200	4,820
R. R. Donnelley & Sons Co.	300	3,486
Republic Services, Inc.	100	2,441
Rollins, Inc.§	500	8,655
Waste Connections, Inc.*	100	2,591
		30,033
Communications Equipment (0.3%)
3Com Corp.*	300	1,413
Arris Group, Inc.*	200	2,432
Cisco Systems, Inc.*	1,100	20,504
JDS Uniphase Corp.*	200	1,144

See Accompanying Notes to Financial Statements.
10

Credit Suisse Trust — U.S. Equity Flex IV Portfolio
Schedule of Investments (continued)
June 30, 2009 (unaudited)

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
Communications Equipment
Palm, Inc.*§	100	$1,657
Sycamore Networks, Inc.*§	100	313
Tellabs, Inc.*	300	1,719
		29,182
Computers & Peripherals (1.7%)
Adaptec, Inc.*	100	265
Apple, Inc.*	200	28,486
Avid Technology, Inc.*	200	2,682
Dell, Inc.*	700	9,611
EMC Corp.*§	1,700	22,270
Lexmark International, Inc. Class A*§	500	7,925
NCR Corp.*	300	3,549
Netezza Corp.*	100	832
QLogic Corp.*	2,650	33,602
Synaptics, Inc.*§	400	15,460
Teradata Corp.*	400	9,372
Western Digital Corp.*	810	21,465
		155,519
Construction & Engineering (1.4%)
Aecom Technology Corp.*§	300	9,600
Dycom Industries, Inc.*	200	2,214
Fluor Corp.§	1,500	76,935
Granite Construction, Inc.§	400	13,312
Jacobs Engineering Group, Inc.*	400	16,836
KBR, Inc.	200	3,688
MasTec, Inc.*§	300	3,516
		126,101
Construction Materials (0.0%)
Vulcan Materials Co.§	100	4,310
Consumer Finance (0.0%)
AmeriCredit Corp.*	100	1,355
SLM Corp.*§	200	2,054
		3,409
Containers & Packaging (1.2%)
Bemis Co., Inc.§	300	7,560
Bway Holding Co.*	100	1,753
Crown Holdings, Inc.*	100	2,414
Owens-Illinois, Inc.*	100	2,801
Pactiv Corp.*	3,550	77,035
Sealed Air Corp.	600	11,070
Sonoco Products Co.	100	2,395
		105,028

See Accompanying Notes to Financial Statements.
11

Credit Suisse Trust — U.S. Equity Flex IV Portfolio
Schedule of Investments (continued)
June 30, 2009 (unaudited)

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
Diversified Consumer Services (1.5%)
Career Education Corp.*§	700	$17,423
Corinthian Colleges, Inc.*§	3,200	54,176
H&R Block, Inc.§	1,800	31,014
Regis Corp.§	1,100	19,151
Weight Watchers International, Inc.§	600	15,462
		137,226
Diversified Financial Services (0.9%)
Bank of America Corp.	3,821	50,437
CIT Group, Inc.§	400	860
Citigroup, Inc.§	5,457	16,207
Leucadia National Corp.*§	100	2,109
NYSE Euronext§	100	2,725
The NASDAQ OMX Group, Inc.*§	300	6,393
		78,731
Diversified Telecommunication Services (0.9%)
AT&T, Inc.	1,697	42,153
CenturyTel, Inc.§	300	9,210
Cincinnati Bell, Inc.*§	200	568
Embarq Corp.§	200	8,412
PAETEC Holding Corp.*	100	270
Premiere Global Services, Inc.*§	1,300	14,092
Qwest Communications International, Inc.§	1,458	6,051
		80,756
Electric Utilities (1.9%)
Cleco Corp.§	600	13,452
DPL, Inc.§	200	4,634
FirstEnergy Corp.	200	7,750
Great Plains Energy, Inc.§	900	13,995
Hawaiian Electric Industries, Inc.§	2,400	45,744
Northeast Utilities	300	6,693
NV Energy, Inc.	200	2,158
Pinnacle West Capital Corp.	300	9,045
PPL Corp.	2,000	65,920
Unisource Energy Corp.§	200	5,308
		174,699
Electrical Equipment (0.7%)
Cooper Industries, Ltd. Class A§	1,000	31,050
Rockwell Automation, Inc.§	400	12,848
Thomas & Betts Corp.*	600	17,316
		61,214

See Accompanying Notes to Financial Statements.
12

Credit Suisse Trust — U.S. Equity Flex IV Portfolio
Schedule of Investments (continued)
June 30, 2009 (unaudited)

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
Electronic Equipment, Instruments & Components (1.8%)
Avnet, Inc.*§	400	$8,412
Checkpoint Systems, Inc.*	300	4,707
Cogent, Inc.*§	100	1,073
Corning, Inc.§	2,678	43,009
Dolby Laboratories, Inc. Class A*	100	3,728
FLIR Systems, Inc.*§	1,100	24,816
Ingram Micro, Inc. Class A*§	2,300	40,250
Jabil Circuit, Inc.	200	1,484
L-1 Identity Solutions, Inc.*§	300	2,322
Rogers Corp.*	200	4,046
Tech Data Corp.*§	600	19,626
Tyco Electronics, Ltd.§	200	3,718
Vishay Intertechnology, Inc.*§	100	679
		157,870
Energy Equipment & Services (3.4%)
Atwood Oceanics, Inc.*§	100	2,491
BJ Services Co.§	100	1,363
Cameron International Corp.*	100	2,830
CARBO Ceramics, Inc.§	100	3,420
Dresser-Rand Group, Inc.*	900	23,490
ENSCO International, Inc.	2,600	90,662
FMC Technologies, Inc.*§	200	7,516
Global Industries, Ltd.*§	900	5,094
Helmerich & Payne, Inc.§	100	3,087
Hercules Offshore, Inc.*§	100	397
ION Geophysical Corp.*§	100	257
Key Energy Services, Inc.*	100	576
Nabors Industries, Ltd.*§	100	1,558
National-Oilwell Varco, Inc.*	500	16,330
Noble Corp.	1,900	57,475
Oceaneering International, Inc.*	400	18,080
Parker Drilling Co.*	100	434
Patterson-UTI Energy, Inc.§	100	1,286
Pride International, Inc.*§	300	7,518
Rowan Cos., Inc.	2,465	47,624
Tidewater, Inc.§	400	17,148
		308,636
Food & Staples Retailing (1.8%)
Ruddick Corp.§	200	4,686
Safeway, Inc.§	210	4,278
Sysco Corp.§	2,800	62,944
The Andersons, Inc.§	500	14,970
The Kroger Co.§	621	13,693
Wal-Mart Stores, Inc.§	1,200	58,128
Whole Foods Market, Inc.§	200	3,796
		162,495

See Accompanying Notes to Financial Statements.
13

Credit Suisse Trust — U.S. Equity Flex IV Portfolio
Schedule of Investments (continued)
June 30, 2009 (unaudited)

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
Food Products (2.8%)
Archer-Daniels-Midland Co.	2,025	$54,209
B&G Foods, Inc. Class A	100	841
Bunge, Ltd.	100	6,025
Campbell Soup Co.§	100	2,942
Chiquita Brands International, Inc.*	100	1,026
ConAgra Foods, Inc.§	400	7,624
Dean Foods Co.*	1,100	21,109
Del Monte Foods Co.	2,200	20,636
Flowers Foods, Inc.§	200	4,368
Hormel Foods Corp.	400	13,816
Kraft Foods, Inc. Class A	400	10,136
Lancaster Colony Corp.§	1,100	48,477
McCormick & Co., Inc.	100	3,253
Sara Lee Corp.	300	2,928
Smithfield Foods, Inc.*§	100	1,397
The Hershey Co.§	100	3,600
The J.M. Smucker Co.	100	4,866
Tootsie Roll Industries, Inc.§	300	6,807
TreeHouse Foods, Inc.*	200	5,754
Tyson Foods, Inc. Class A§	2,400	30,264
		250,078
Gas Utilities (1.9%)
Atmos Energy Corp.	200	5,008
Ferrellgas Partners LP	200	3,248
New Jersey Resources Corp.	3,200	118,528
Nicor, Inc.§	400	13,848
South Jersey Industries, Inc.§	100	3,489
Southwest Gas Corp.	600	13,326
WGL Holdings, Inc.	300	9,606
		167,053
Health Care Equipment & Supplies (3.0%)
American Medical Systems Holdings, Inc.*§	100	1,580
Becton, Dickinson and Co.§	300	21,393
Covidien PLC	600	22,464
Edwards Lifesciences Corp.*§	500	34,015
Hospira, Inc.*§	500	19,260
Immucor, Inc.*§	200	2,752
Kinetic Concepts, Inc.*§	100	2,725
Medtronic, Inc.	320	11,165
ResMed, Inc.*	1,000	40,730
St. Jude Medical, Inc.*§	300	12,330
Stryker Corp.§	1,111	44,151
Thoratec Corp.*§	1,000	26,780
Varian Medical Systems, Inc.*§	900	31,626
Zimmer Holdings, Inc.*	100	4,260
		275,231

See Accompanying Notes to Financial Statements.
14

Credit Suisse Trust — U.S. Equity Flex IV Portfolio
Schedule of Investments (continued)
June 30, 2009 (unaudited)

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
Health Care Providers & Services (2.3%)
Aetna, Inc.§	500	$12,525
AmerisourceBergen Corp.§	900	15,966
CIGNA Corp.	300	7,227
Community Health Systems, Inc.*	328	8,282
Coventry Health Care, Inc.*	300	5,613
Express Scripts, Inc.*	100	6,875
Health Management Associates, Inc. Class A*	200	988
Humana, Inc.*§	500	16,130
Kindred Healthcare, Inc.*§	804	9,945
Lincare Holdings, Inc.*	400	9,408
Magellan Health Services, Inc.*	100	3,282
McKesson Corp.§	100	4,400
Medco Health Solutions, Inc.*§	200	9,122
Molina Healthcare, Inc.*§	100	2,392
Omnicare, Inc.§	400	10,304
Owens & Minor, Inc.§	100	4,382
Psychiatric Solutions, Inc.*§	100	2,274
Quest Diagnostics, Inc.§	300	16,929
Tenet Healthcare Corp.*§	500	1,410
UnitedHealth Group, Inc.§	710	17,736
WellPoint, Inc.*	800	40,712
		205,902
Health Care Technology (0.3%)
Allscripts-Misys Heathcare Solutions, Inc.§	100	1,586
IMS Health, Inc.	2,100	26,670
		28,256
Hotels, Restaurants & Leisure (1.6%)
Brinker International, Inc.	300	5,109
Burger King Holdings, Inc.§	400	6,908
California Pizza Kitchen, Inc.*§	100	1,329
Carnival Corp.	211	5,437
Cracker Barrel Old Country Store, Inc.	100	2,790
Darden Restaurants, Inc.	400	13,192
P.F. Chang's China Bistro, Inc.*§	1,200	38,472
Panera Bread Co. Class A*§	400	19,944
Royal Caribbean Cruises, Ltd.§	300	4,062
The Cheesecake Factory, Inc.*§	1,300	22,490
The Steak N Shake Co.*§	100	874
Tim Hortons, Inc.§	100	2,454
Wendy's/Arby's Group, Inc. Class A§	400	1,600
WMS Industries, Inc.*§	600	18,906
		143,567

See Accompanying Notes to Financial Statements.
15

Credit Suisse Trust — U.S. Equity Flex IV Portfolio
Schedule of Investments (continued)
June 30, 2009 (unaudited)

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
Household Durables (2.2%)
American Greetings Corp. Class A§	500	$5,840
Black & Decker Corp.§	200	5,732
Fortune Brands, Inc.§	100	3,474
Garmin, Ltd.§	900	21,438
Harman International Industries, Inc.	100	1,880
Jarden Corp.*§	500	9,375
Leggett & Platt, Inc.§	3,700	56,351
Newell Rubbermaid, Inc.	5,200	54,132
Snap-on, Inc.§	300	8,622
Standard Pacific Corp.*§	100	203
The Stanley Works	200	6,768
Tupperware Brands Corp.§	300	7,806
Whirlpool Corp.§	300	12,768
		194,389
Household Products (0.6%)
Church & Dwight Co., Inc.	200	10,862
Clorox Co.§	200	11,166
Energizer Holdings, Inc.*	200	10,448
The Procter & Gamble Co.	400	20,440
		52,916
Independent Power Producers & Energy Traders (1.2%)
Constellation Energy Group, Inc.§	100	2,658
Mirant Corp.*§	4,839	76,166
NRG Energy, Inc.*	200	5,192
Ormat Technologies, Inc.§	300	12,093
RRI Energy, Inc.*	300	1,503
The AES Corp.*	1,100	12,771
		110,383
Industrial Conglomerates (0.6%)
3M Co.	400	24,040
Carlisle Cos., Inc.	500	12,020
General Electric Co.§	508	5,954
McDermott International, Inc.*§	100	2,031
Otter Tail Corp.§	300	6,552
Tyco International, Ltd.	300	7,794
		58,391
Insurance (6.0%)
ACE, Ltd.	500	22,115
Aflac, Inc.§	1,420	44,148
American Financial Group, Inc.§	500	10,790
AON Corp.§	423	16,019
Arthur J. Gallagher & Co.§	4,620	98,591
Assurant, Inc.§	300	7,227
Axis Capital Holdings, Ltd.	100	2,618
Brown & Brown, Inc.§	300	5,979
CNA Financial Corp.§	1,300	20,111

See Accompanying Notes to Financial Statements.
16

Credit Suisse Trust — U.S. Equity Flex IV Portfolio
Schedule of Investments (continued)
June 30, 2009 (unaudited)

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
Insurance
Conseco, Inc.*§	100	$237
First American Corp.	1,300	33,683
HCC Insurance Holdings, Inc.	3,100	74,431
Horace Mann Educators Corp.	200	1,994
Lincoln National Corp.§	200	3,442
Loews Corp.	900	24,660
MBIA, Inc.*§	200	866
MetLife, Inc.	700	21,007
Principal Financial Group, Inc.	600	11,304
Prudential Financial, Inc.§	1,000	37,220
StanCorp Financial Group, Inc.§	100	2,868
The Chubb Corp.	400	15,952
The Hanover Insurance Group, Inc.	100	3,811
The Progressive Corp.*§	300	4,533
The Travelers Cos., Inc.§	300	12,312
Torchmark Corp.§	100	3,704
Unum Group	3,900	61,854
		541,476
Internet & Catalog Retail (0.5%)
Expedia, Inc.*§	1,500	22,665
Liberty Media Corp. - Interactive Class A*	600	3,006
NetFlix, Inc.*§	500	20,670
		46,341
Internet Software & Services (0.8%)
Art Technology Group, Inc.*	100	380
eBay, Inc.*§	200	3,426
Google, Inc. Class A*	100	42,159
Sohu.com, Inc.*§	100	6,283
VeriSign, Inc.*§	600	11,088
VistaPrint, Ltd.*§	100	4,265
Yahoo!, Inc.*§	300	4,698
		72,299
IT Services (2.0%)
Acxiom Corp.§	541	4,777
Amdocs, Ltd.*§	100	2,145
Automatic Data Processing, Inc.	600	21,264
Broadridge Financial Solutions, Inc.	2,000	33,160
Cognizant Technology Solutions Corp. Class A*	300	8,010
Computer Sciences Corp.*§	200	8,860
DST Systems, Inc.*§	100	3,695
Fidelity National Information Services, Inc.	700	13,972
Gartner, Inc.*§	600	9,156
Global Cash Access Holdings, Inc.*§	800	6,368
Global Payments, Inc.	200	7,492

See Accompanying Notes to Financial Statements.
17

Credit Suisse Trust — U.S. Equity Flex IV Portfolio
Schedule of Investments (continued)
June 30, 2009 (unaudited)

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
IT Services
Hewitt Associates, Inc. Class A*	900	$26,802
NeuStar, Inc. Class A*	700	15,512
Paychex, Inc.§	600	15,120
Total System Services, Inc.§	400	5,356
Wright Express Corp.*	100	2,547
		184,236
Leisure Equipment & Products (0.4%)
Callaway Golf Co.§	200	1,014
Eastman Kodak Co.§	200	592
Hasbro, Inc.§	500	12,120
Mattel, Inc.	1,100	17,655
Polaris Industries, Inc.	100	3,212
		34,593
Life Sciences Tools & Services (0.5%)
Charles River Laboratories International, Inc.*§	100	3,375
Covance, Inc.*§	200	9,840
Exelixis, Inc.*§	100	487
Life Technologies Corp.*§	121	5,048
PerkinElmer, Inc.§	100	1,740
Pharmaceutical Product Development, Inc.	200	4,644
Waters Corp.*§	300	15,441
		40,575
Machinery (2.5%)
AGCO Corp.*	300	8,721
Bucyrus International, Inc.§	200	5,712
CLARCOR, Inc.§	200	5,838
Crane Co.	2,400	53,544
Cummins, Inc.	400	14,084
Danaher Corp.	100	6,174
Dover Corp.§	400	13,236
Eaton Corp.§	100	4,461
Federal Signal Corp.§	2,200	16,830
Flowserve Corp.	800	55,848
Harsco Corp.§	100	2,830
Joy Global, Inc.	300	10,716
Mueller Water Products, Inc. Class A§	100	374
Oshkosh Corp.§	300	4,362
Parker Hannifin Corp.§	150	6,444
Tennant Co.	400	7,356
The Gorman-Rupp Co.§	100	2,017
The Manitowoc Co., Inc.§	200	1,052
Timken Co.	500	8,540
		228,139

See Accompanying Notes to Financial Statements.
18

Credit Suisse Trust — U.S. Equity Flex IV Portfolio
Schedule of Investments (continued)
June 30, 2009 (unaudited)

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
Marine (0.1%)
Kirby Corp.*§	300	$9,537
Media (2.9%)
Cablevision Systems Corp. Group A	400	7,764
Cinemark Holdings, Inc.	200	2,264
Comcast Corp. Class A§	1,600	23,184
CTC Media, Inc.*	200	2,364
DISH Network Corp. Class A*	3,200	51,872
Gannett Co., Inc.§	209	746
Harte-Hanks, Inc.§	4,455	41,209
Interpublic Group of Cos., Inc.*§	200	1,010
Liberty Global, Inc. Class A*§	500	7,945
Liberty Media Corp. - Entertainment Series A*§	200	5,350
Marvel Entertainment, Inc.*§	800	28,472
News Corp. Class A	1,500	13,665
Omnicom Group, Inc.§	1,100	34,738
Regal Entertainment Group Class A§	1,100	14,619
Scripps Networks Interactive Class A	100	2,783
The McGraw-Hill Cos., Inc.	500	15,055
The New York Times Co. Class A	100	551
Time Warner Cable, Inc.§	166	5,257
Valassis Communications, Inc.*	100	611
Virgin Media, Inc.§	300	2,805
		262,264
Metals & Mining (1.0%)
AK Steel Holding Corp.§	100	1,919
Allegheny Technologies, Inc.	300	10,479
Cliffs Natural Resources, Inc.§	100	2,447
General Moly, Inc.*§	100	222
Hecla Mining Co.*§	200	536
Newmont Mining Corp.	421	17,206
Nucor Corp.	100	4,443
Stillwater Mining Co.*§	900	5,139
United States Steel Corp.§	100	3,574
Walter Energy, Inc.§	100	3,624
Worthington Industries, Inc.§	3,000	38,370
		87,959
Multi-Utilities (1.6%)
Alliant Energy Corp.§	400	10,452
Ameren Corp.§	400	9,956
Avista Corp.§	100	1,781
CH Energy Group, Inc.	100	4,670
CMS Energy Corp.§	300	3,624
MDU Resources Group, Inc.	500	9,485
NSTAR§	100	3,211
PG&E Corp.	300	11,532

See Accompanying Notes to Financial Statements.
19

Credit Suisse Trust — U.S. Equity Flex IV Portfolio
Schedule of Investments (continued)
June 30, 2009 (unaudited)

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
Multi-Utilities
Public Service Enterprise Group, Inc.	100	$3,263
Sempra Energy§	800	39,704
TECO Energy, Inc.§	2,400	28,632
Xcel Energy, Inc.	1,000	18,410
		144,720
Multiline Retail (1.4%)
99 Cents Only Stores*§	1,400	19,012
Big Lots, Inc.*	1,300	27,339
Dollar Tree, Inc.*	700	29,470
Family Dollar Stores, Inc.	1,300	36,790
Fred's, Inc. Class A§	100	1,260
Kohl's Corp.*§	100	4,275
Nordstrom, Inc.§	100	1,989
Saks, Inc.*§	100	443
Sears Holdings Corp.*	100	6,652
		127,230
Office Electronics (0.1%)
Xerox Corp.§	900	5,832
Oil, Gas & Consumable Fuels (10.9%)
Alpha Natural Resources, Inc.*§	1,600	42,032
Apache Corp.	100	7,215
Arch Coal, Inc.§	100	1,537
Atlas Pipeline Partners LP	2,500	19,900
Berry Petroleum Co. Class A§	900	16,731
Bill Barrett Corp.*§	355	9,748
BPZ Resources, Inc.*§	100	489
Carrizo Oil & Gas, Inc.*	300	5,145
Chevron Corp.§	200	13,250
Cimarex Energy Co.§	100	2,834
ConocoPhillips	1,788	75,203
Consol Energy, Inc.§	200	6,792
EnCana Corp.	100	4,947
Encore Acquisition Co.*	100	3,085
Exxon Mobil Corp.	6,320	441,831
Foundation Coal Holdings, Inc.§	300	8,433
Frontier Oil Corp.§	100	1,311
Gran Tierra Energy, Inc.*	200	690
International Coal Group, Inc.*§	100	286
Kinder Morgan Management LLC*§	220	9,938
Magellan Midstream Partners LP§	200	6,952
Marathon Oil Corp.§	700	21,091
Massey Energy Co.§	100	1,954
Murphy Oil Corp.§	800	43,456
Occidental Petroleum Corp.	1,800	118,458
Overseas Shipholding Group, Inc.§	100	3,404

See Accompanying Notes to Financial Statements.
20

Credit Suisse Trust — U.S. Equity Flex IV Portfolio
Schedule of Investments (continued)
June 30, 2009 (unaudited)

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
Oil, Gas & Consumable Fuels
Peabody Energy Corp.§	400	$12,064
Penn Virginia Corp.§	200	3,274
Petro-Canada	800	30,736
Pioneer Natural Resources Co.§	200	5,100
Plains All American Pipeline LP	100	4,255
Quicksilver Resources, Inc.*§	400	3,716
Range Resources Corp.§	100	4,141
Rex Energy Corp.*	200	1,140
Southern Union Co.	400	7,356
Southwestern Energy Co.*	200	7,770
Teekay Corp.§	300	6,309
Tesoro Corp.§	400	5,092
The Williams Cos., Inc.	200	3,122
USEC, Inc.*§	200	1,064
Valero Energy Corp.§	111	1,875
XTO Energy, Inc.	500	19,070
		982,796
Paper & Forest Products (0.1%)
Louisiana-Pacific Corp.*	100	342
MeadWestvaco Corp.	500	8,205
		8,547
Personal Products (0.1%)
Alberto-Culver Co.§	100	2,543
Nu Skin Enterprises, Inc. Class A§	400	6,120
The Estee Lauder Cos., Inc. Class A§	100	3,267
		11,930
Pharmaceuticals (7.0%)
Abbott Laboratories	1,200	56,448
Bristol-Myers Squibb Co.§	2,779	56,442
Endo Pharmaceuticals Holdings, Inc.*§	100	1,792
Forest Laboratories, Inc.*§	200	5,022
Johnson & Johnson	1,544	87,699
King Pharmaceuticals, Inc.*§	400	3,852
Medicis Pharmaceutical Corp. Class A§	200	3,264
Merck & Co., Inc.§	300	8,388
Mylan, Inc.*§	100	1,305
Pfizer, Inc.§	16,500	247,500
Schering-Plough Corp.	1,700	42,704
Sepracor, Inc.*§	1,800	31,176
Valeant Pharmaceuticals International*§	900	23,148
Watson Pharmaceuticals, Inc.*	2,000	67,380
		636,120

See Accompanying Notes to Financial Statements.
21

Credit Suisse Trust — U.S. Equity Flex IV Portfolio
Schedule of Investments (continued)
June 30, 2009 (unaudited)

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
Professional Services (0.1%)
FTI Consulting, Inc.*§	200	$10,144
Robert Half International, Inc.	100	2,362
		12,506
Real Estate Investment Trusts (0.9%)
AMB Property Corp.	100	1,881
Annaly Capital Management, Inc.§	500	7,570
Apartment Investment & Management Co. Class A	100	885
Boston Properties, Inc.	100	4,770
Chimera Investment Corp.§	300	1,047
DCT Industrial Trust, Inc.	100	408
Developers Diversified Realty Corp.§	100	488
DiamondRock Hospitality Co.§	100	626
Douglas Emmett, Inc.§	100	899
Duke Realty Corp.§	200	1,754
Equity Residential	200	4,446
HCP, Inc.	211	4,471
Health Care REIT, Inc.§	100	3,410
Hospitality Properties Trust	100	1,189
Host Hotels & Resorts, Inc.§	520	4,363
HRPT Properties Trust§	200	812
iStar Financial, Inc.§	100	284
Kimco Realty Corp.§	300	3,015
MFA Financial, Inc.	200	1,384
Plum Creek Timber Co., Inc.§	100	2,978
ProLogis§	410	3,305
Public Storage§	100	6,548
Realty Income Corp.§	100	2,192
Senior Housing Properties Trust§	100	1,632
Simon Property Group, Inc.	214	11,006
UDR, Inc.§	100	1,033
Ventas, Inc.§	100	2,986
Vornado Realty Trust§	102	4,593
Weingarten Realty Investors§	100	1,451
		81,426
Road & Rail (0.5%)
Avis Budget Group, Inc.*§	100	565
CSX Corp.	308	10,666
Dollar Thrifty Automotive Group, Inc.*§	100	1,395
Genesee & Wyoming, Inc. Class A*§	100	2,651
Heartland Express, Inc.§	400	5,888
Knight Transportation, Inc.§	500	8,275
Werner Enterprises, Inc.§	800	14,496
		43,936

See Accompanying Notes to Financial Statements.
22

Credit Suisse Trust — U.S. Equity Flex IV Portfolio
Schedule of Investments (continued)
June 30, 2009 (unaudited)

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
Semiconductors & Semiconductor Equipment (2.1%)
Advanced Micro Devices, Inc.*§	629	$2,434
Amkor Technology, Inc.*§	100	473
Analog Devices, Inc.	300	7,434
Applied Micro Circuits Corp.*	100	813
Atmel Corp.*§	400	1,492
Broadcom Corp. Class A*	100	2,479
Cypress Semiconductor Corp.*§	500	4,600
Entegris, Inc.*	100	272
Integrated Device Technology, Inc.*	100	604
Intel Corp.§	400	6,620
Intersil Corp. Class A§	800	10,056
LSI Corp.*§	620	2,827
Marvell Technology Group, Ltd.*	100	1,164
Maxim Integrated Products, Inc.§	1,300	20,397
MEMC Electronic Materials, Inc.*§	200	3,562
Micron Technology, Inc.*	400	2,024
Novellus Systems, Inc.*§	1,300	21,710
RF Micro Devices, Inc.*§	200	752
Semtech Corp.*	200	3,182
Silicon Laboratories, Inc.*	200	7,588
Teradyne, Inc.*§	200	1,372
Texas Instruments, Inc.§	3,800	80,940
TriQuint Semiconductor, Inc.*	100	531
Varian Semiconductor Equipment Associates, Inc.*§	100	2,399
		185,725
Software (3.4%)
Activision Blizzard, Inc.*§	200	2,526
Adobe Systems, Inc.*	100	2,830
Advent Software, Inc.*	100	3,279
Ariba, Inc.*	100	984
AsiaInfo Holdings, Inc.*§	100	1,721
Autodesk, Inc.*§	1,500	28,470
BMC Software, Inc.*§	500	16,895
CA, Inc.	200	3,486
Compuware Corp.*	1,100	7,546
Electronic Arts, Inc.*§	1,300	28,236
Microsoft Corp.§	4,487	106,656
Novell, Inc.*	310	1,404
Nuance Communications, Inc.*	100	1,209
Oracle Corp.§	100	2,142
Parametric Technology Corp.*	100	1,169
Red Hat, Inc.*	1,510	30,397
Salesforce.com, Inc.*§	200	7,634
Solera Holdings, Inc.*	100	2,540
Sybase, Inc.*§	1,000	31,340
Synopsys, Inc.*	1,200	23,412

See Accompanying Notes to Financial Statements.
23

Credit Suisse Trust — U.S. Equity Flex IV Portfolio
Schedule of Investments (continued)
June 30, 2009 (unaudited)

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
Software
THQ, Inc.*	100	$716
TIBCO Software, Inc.*	100	717
Tyler Technologies, Inc.*§	300	4,686
		309,995
Specialty Retail (4.5%)
Aaron's, Inc.§	400	11,928
Abercrombie & Fitch Co. Class A§	100	2,539
Advance Auto Parts, Inc.	200	8,298
Aeropostale, Inc.*§	1,000	34,270
AutoNation, Inc.*§	1,930	33,486
AutoZone, Inc.*§	200	30,222
Barnes & Noble, Inc.	600	12,378
Charming Shoppes, Inc.*§	100	372
Dick's Sporting Goods, Inc.*	400	6,880
Foot Locker, Inc.§	2,700	28,269
GameStop Corp. Class A*	2,010	44,240
Guess?, Inc.	200	5,156
Limited Brands, Inc.	500	5,985
Office Depot, Inc.*	200	912
Penske Auto Group, Inc.§	900	14,976
PetSmart, Inc.	1,100	23,606
RadioShack Corp.§	2,200	30,712
Rent-A-Center, Inc.*	1,200	21,396
Ross Stores, Inc.§	1,000	38,600
Sally Beauty Holdings, Inc.*§	400	2,544
Sonic Automotive, Inc. Class A	100	1,016
The Cato Corp. Class A§	100	1,744
The Gap, Inc.§	900	14,760
The Sherwin-Williams Co.§	100	5,375
TJX Cos., Inc.§	500	15,730
Urban Outfitters, Inc.*	100	2,087
Williams-Sonoma, Inc.	437	5,187
		402,668
Textiles, Apparel & Luxury Goods (0.8%)
Carter's, Inc.*§	100	2,461
Fossil, Inc.*§	800	19,264
Liz Claiborne, Inc.	100	288
NIKE, Inc. Class B	100	5,178
Phillips-Van Heusen Corp.	500	14,345
Polo Ralph Lauren Corp.§	100	5,354
Quiksilver, Inc.*§	100	185
The Warnaco Group, Inc.*	500	16,200
True Religion Apparel, Inc.*§	100	2,230
VF Corp.§	200	11,070
		76,575

See Accompanying Notes to Financial Statements.
24

Credit Suisse Trust — U.S. Equity Flex IV Portfolio
Schedule of Investments (continued)
June 30, 2009 (unaudited)

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
Thrifts & Mortgage Finance (1.5%)
Astoria Financial Corp.§	100	$858
Fannie Mae§	600	348
Freddie Mac§	300	186
Hudson City Bancorp, Inc.	3,200	42,528
MGIC Investment Corp.§	100	440
New York Community Bancorp, Inc.§	271	2,897
NewAlliance Bancshares, Inc.§	7,773	89,390
Ocwen Financial Corp.§	100	1,297
Washington Mutual, Inc.	1,200	121
		138,065
Tobacco (1.0%)
Lorillard, Inc.	810	54,894
Philip Morris International, Inc.	700	30,534
Reynolds American, Inc.	100	3,862
Vector Group, Ltd.§	100	1,429
		90,719
Trading Companies & Distributors (0.2%)
Fastenal Co.§	200	6,634
GATX Corp.§	300	7,716
		14,350
Water Utilities (0.1%)
Aqua America, Inc.	500	8,950
Wireless Telecommunication Services (0.7%)
NII Holdings, Inc.*	600	11,442
Sprint Nextel Corp.*§	2,718	13,074
Telephone & Data Systems, Inc.§	100	2,830
United States Cellular Corp.*	1,001	38,488
		65,834
TOTAL COMMON STOCKS (Cost $9,039,334)		9,344,230
TOTAL LONG STOCK POSITIONS (Cost $9,039,334)		9,344,230
SHORT-TERM INVESTMENT (27.7%)
State Street Navigator Prime Portfolio§§ (Cost $2,500,490)	2,500,490	2,500,490
TOTAL INVESTMENTS AT VALUE (131.2%) (Cost $11,539,824)		11,844,720
TOTAL SECURITIES SOLD SHORT (-4.3%) (Proceeds $-375,770)		(384,161)
LIABILITIES IN EXCESS OF OTHER ASSETS (-26.9%)		(2,432,069)
NET ASSETS (100.0%)		$9,028,490

See Accompanying Notes to Financial Statements.
25

Credit Suisse Trust — U.S. Equity Flex IV Portfolio
Schedule of Investments (continued)
June 30, 2009 (unaudited)

	Number of Shares	Value
SHORT STOCK POSITIONS (-4.3%)
COMMON STOCKS (-4.3%)
Aerospace & Defense (-0.2%)
The Boeing Co.	(100)	$(4,250)
United Technologies Corp.	(200)	(10,392)
		(14,642)
Air Freight & Logistics (-0.1%)
United Parcel Service, Inc. Class B	(100)	(4,999)
Airlines (-0.0%)
Southwest Airlines Co.	(500)	(3,365)
Auto Components (-0.0%)
The Goodyear Tire & Rubber Co.*	(100)	(1,126)
TRW Automotive Holdings Corp.*	(200)	(2,260)
		(3,386)
Beverages (-0.4%)
Coca-Cola Enterprises, Inc.	(100)	(1,665)
PepsiCo, Inc.	(300)	(16,488)
The Coca-Cola Co.	(300)	(14,397)
		(32,550)
Biotechnology (-0.1%)
Amylin Pharmaceuticals, Inc.*	(100)	(1,350)
Gilead Sciences, Inc.*	(200)	(9,368)
		(10,718)
Building Products (-0.0%)
Masco Corp.	(200)	(1,916)
Chemicals (-0.1%)
E.I. du Pont de Nemours & Co.	(300)	(7,686)
Commercial Banks (-0.0%)
Oriental Financial Group, Inc.	(100)	(970)
Webster Financial Corp.	(200)	(1,610)
		(2,580)
Commercial Services & Supplies (-0.0%)
American Reprographics Co.*	(100)	(832)
Communications Equipment (-0.3%)
Brocade Communications Systems, Inc.*	(200)	(1,564)
Motorola, Inc.	(1,100)	(7,293)
QUALCOMM, Inc.	(300)	(13,560)
		(22,417)
Computers & Peripherals (-0.2%)
International Business Machines Corp.	(100)	(10,442)
NetApp, Inc.*	(100)	(1,972)
SanDisk Corp.*	(100)	(1,469)

See Accompanying Notes to Financial Statements.
26

Credit Suisse Trust — U.S. Equity Flex IV Portfolio
Schedule of Investments (continued)
June 30, 2009 (unaudited)

	Number of Shares	Value
SHORT STOCK POSITIONS
COMMON STOCKS
Computers & Peripherals
Seagate Technology	(100)	$(1,046)
Sun Microsystems, Inc.*	(400)	(3,688)
		(18,617)
Consumer Finance (-0.1%)
American Express Co.	(300)	(6,972)
Discover Financial Services	(200)	(2,054)
		(9,026)
Diversified Financial Services (-0.0%)
JPMorgan Chase & Co.	(100)	(3,411)
Diversified Telecommunication Services (-0.2%)
Verizon Communications, Inc.	(500)	(15,365)
Windstream Corp.	(100)	(836)
		(16,201)
Electric Utilities (-0.3%)
American Electric Power Co., Inc.	(100)	(2,889)
Duke Energy Corp.	(500)	(7,295)
Exelon Corp.	(100)	(5,121)
Pepco Holdings, Inc.	(100)	(1,344)
The Southern Co.	(200)	(6,232)
		(22,881)
Electrical Equipment (-0.1%)
Emerson Electric Co.	(200)	(6,480)
Electronic Equipment, Instruments & Components (-0.0%)
Agilent Technologies, Inc.*	(100)	(2,031)
Energy Equipment & Services (-0.3%)
Halliburton Co.	(300)	(6,210)
Helix Energy Solutions Group, Inc.*	(100)	(1,087)
Schlumberger, Ltd.	(400)	(21,644)
		(28,941)
Food & Staples Retailing (-0.1%)
CVS Caremark Corp.	(100)	(3,187)
Walgreen Co.	(300)	(8,820)
		(12,007)
Health Care Equipment & Supplies (-0.1%)
Baxter International, Inc.	(100)	(5,296)
Boston Scientific Corp.*	(700)	(7,098)
		(12,394)
Hotels, Restaurants & Leisure (-0.2%)
International Game Technology	(100)	(1,590)
Marriott International, Inc. Class A	(100)	(2,215)
McDonald's Corp.	(200)	(11,498)

See Accompanying Notes to Financial Statements.
27

Credit Suisse Trust — U.S. Equity Flex IV Portfolio
Schedule of Investments (continued)
June 30, 2009 (unaudited)

	Number of Shares	Value
SHORT STOCK POSITIONS
COMMON STOCKS
Hotels, Restaurants & Leisure
Ruby Tuesday, Inc.*	(100)	$(666)
Starbucks Corp.*	(100)	(1,389)
		(17,358)
Household Durables (-0.0%)
D.R. Horton, Inc.	(200)	(1,872)
KB Home	(100)	(1,368)
		(3,240)
Insurance (-0.1%)
Assured Guaranty, Ltd.	(100)	(1,238)
Marsh & McLennan Cos., Inc.	(100)	(2,013)
Old Republic International Corp.	(200)	(1,970)
		(5,221)
Machinery (-0.1%)
Caterpillar, Inc.	(100)	(3,304)
Terex Corp.*	(100)	(1,207)
		(4,511)
Media (-0.2%)
CBS Corp. Class B	(400)	(2,768)
The Walt Disney Co.	(700)	(16,331)
		(19,099)
Metals & Mining (-0.1%)
Alcoa, Inc.	(500)	(5,165)
Commercial Metals Co.	(100)	(1,603)
Titanium Metals Corp.	(200)	(1,838)
		(8,606)
Multi-Utilities (-0.1%)
Centerpoint Energy, Inc.	(200)	(2,216)
Dominion Resources, Inc.	(100)	(3,342)
		(5,558)
Multiline Retail (-0.1%)
Macy's, Inc.	(200)	(2,352)
Target Corp.	(100)	(3,947)
		(6,299)
Oil, Gas & Consumable Fuels (-0.1%)
El Paso Corp.	(400)	(3,692)
Petrohawk Energy Corp.*	(100)	(2,230)
Spectra Energy Corp.	(200)	(3,384)
Stone Energy Corp.*	(200)	(1,484)
		(10,790)
Paper & Forest Products (-0.0%)
International Paper Co.	(100)	(1,513)

See Accompanying Notes to Financial Statements.
28

Credit Suisse Trust — U.S. Equity Flex IV Portfolio
Schedule of Investments (continued)
June 30, 2009 (unaudited)

	Number of Shares	Value
SHORT STOCK POSITIONS
COMMON STOCKS
Pharmaceuticals (-0.2%)
Eli Lilly & Co.	(100)	$(3,464)
Wyeth	(300)	(13,617)
		(17,081)
Real Estate Management & Development (-0.0%)
CB Richard Ellis Group, Inc. Class A*	(300)	(2,808)
Road & Rail (-0.0%)
Hertz Global Holdings, Inc.*	(200)	(1,598)
Semiconductors & Semiconductor Equipment (-0.1%)
Applied Materials, Inc.	(600)	(6,582)
National Semiconductor Corp.	(100)	(1,255)
Nvidia Corp.*	(100)	(1,129)
ON Semiconductor Corp.*	(100)	(686)
		(9,652)
Specialty Retail (-0.2%)
AnnTaylor Stores Corp.*	(100)	(798)
Asbury Automotive Group, Inc.	(100)	(1,024)
Brown Shoe Co., Inc.	(200)	(1,448)
Chico's FAS, Inc.*	(200)	(1,946)
Home Depot, Inc.	(300)	(7,089)
Lowe's Cos., Inc.	(100)	(1,941)
OfficeMax, Inc.	(200)	(1,256)
Staples, Inc.	(300)	(6,051)
		(21,553)
Textiles, Apparel & Luxury Goods (-0.0%)
Jones Apparel Group, Inc.	(100)	(1,073)
Tobacco (-0.1%)
Altria Group, Inc.	(300)	(4,917)
Trading Companies & Distributors (-0.0%)
United Rentals, Inc.*	(100)	(649)
Wireless Telecommunication Services (-0.1%)
American Tower Corp. Class A*	(100)	(3,153)
Crown Castle International Corp.*	(100)	(2,402)
		(5,555)
TOTAL COMMON STOCKS (Proceeds $-375,770)		(384,161)
TOTAL SECURITIES SOLD SHORT (Proceeds $-375,770)		$(384,161)

*  Non-income producing security.

§  Security or portion thereof is out on loan.

§§  Represents security purchased with cash collateral received for securities on loan.

See Accompanying Notes to Financial Statements.
29

Credit Suisse Trust — U.S. Equity Flex IV Portfolio
Statement of Assets and Liabilities
June 30, 2009 (unaudited)

Assets
Investments at value, including collateral for securities on loan of $2,500,490 (Cost $11,539,824) (Note 2)	$11,844,720[1]
Cash	68,539
Cash segregated at brokers for short sales	391,471
Receivable for investments sold	132,910
Receivable for portfolio shares sold	19,999
Dividend and interest receivable	12,471
Receivable from investment adviser (Note 3)	7,685
Prepaid expenses and other assets	1,828
Total Assets	12,479,623
Liabilities
Administrative services fee payable (Note 3)	7,980
Payable upon return of securities loaned (Note 2)	2,891,961
Securities sold short, at value (Proceeds $-375,770)	384,161
Payable for investments purchased	139,059
Trustees' fee payable	4,500
Dividend expense payable on securities sold short	661
Other accrued expenses payable	22,811
Total Liabilities	3,451,133
Net Assets
Capital stock, $.001 par value (Note 6)	1,020
Paid-in capital (Note 6)	11,524,651
Undistributed net investment income	176,940
Accumulated net realized loss on investments, short sales and foreign currency transactions	(2,970,626)
Net unrealized appreciation from investments and short sales	296,505
Net Assets	$9,028,490
Shares outstanding	1,020,353
Net asset value, offering price and redemption price per share	$8.85

1  Including $2,817,567 of securities on loan.

See Accompanying Notes to Financial Statements.
30

Credit Suisse Trust — U.S. Equity Flex IV Portfolio
Statement of Operations
For the Six Months Ended June 30, 2009 (unaudited)

Investment Income (Note 2)
Dividends	$94,742
Interest	4
Securities lending	2,624
Foreign taxes withheld	(1,272)
Total investment income	96,098
Expenses
Investment advisory fees (Note 3)	18,896
Administrative services fees (Note 3)	27,331
Custodian fees	31,854
Printing fees (Note 3)	19,540
Audit and tax fees	9,440
Legal fees	7,465
Trustees' fees	6,003
Dividend expense for securities sold short	1,458
Transfer agent fees	338
Short sales expense	202
Insurance expense	152
Commitment fees (Note 4)	59
Interest expense (Note 4)	7
Miscellaneous expense	2,677
Total expenses	125,422
Less: fees waived and expenses reimbursed (Note 3)	(88,063)
Net expenses	37,359
Net investment income	58,739
Net Realized and Unrealized Gain (Loss) from Investments, Short Sales and Foreign Currency Related Items
Net realized loss from investments	(937,747)
Net realized loss from short sales	(376)
Net realized gain from foreign currency transactions	10
Net change in unrealized appreciation (depreciation) from investments	1,778,043
Net change in unrealized appreciation (depreciation) from short sales	(8,391)
Net realized and unrealized gain from investments, short sales and foreign currency related items	831,539
Net increase in net assets resulting from operations	$890,278

See Accompanying Notes to Financial Statements.
31

Credit Suisse Trust — U.S. Equity Flex IV Portfolio
Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2009 (unaudited)	For the Year Ended December 31, 2008
From Operations
Net investment income	$58,739	$118,922
Net realized loss from investments, short sales and foreign currency transactions	(938,113)	(959,158)
Net change in unrealized appreciation (depreciation) from investments and short sales	1,769,652	(3,024,257)
Net increase (decrease) in net assets resulting from operations	890,278	(3,864,493)
From Dividends
Dividends from net investment income	—	(96,395)
Net decrease in net assets resulting from dividends	—	(96,395)
From Capital Share Transactions (Note 6)
Proceeds from sale of shares	1,774,898	1,771,620
Reinvestment of dividends	—	96,395
Net asset value of shares redeemed	(581,430)	(1,809,925)
Net increase in net assets from capital share transactions	1,193,468	58,090
Net increase (decrease) in net assets	2,083,746	(3,902,798)
Net Assets
Beginning of period	6,944,744	10,847,542
End of period	$9,028,490	$6,944,744
Undistributed net investment income	$176,940	$118,201

See Accompanying Notes to Financial Statements.
32

Credit Suisse Trust — U.S. Equity Flex IV Portfolio
Statement of Cash Flows
For the Six Months Ended June 30, 2009 (unaudited)

Cash Flows from Operating Activities
Dividends, interest and securities lending income received	$100,064
Operating expenses paid	(18,376)
Change in receivable for portfolio shares sold	(10,494)
Dividend expense paid on securities sold short	(797)
Purchases of long-term securities	(12,715,602)
Proceeds from sales of long-term securities	11,122,647
Purchases to cover securities sold short	(40,180)
Proceeds from securities sold short	415,574
Net cash used by operating activities		$(1,147,164)
Cash Flows from Financing Activities
Proceeds from sale of shares	1,774,898
Cost of shares redeemed	(581,430)
Net cash provided by financing activities		1,193,468
Effect of exchange rate on cash		11
Net increase in cash		46,315
Cash — beginning of period		22,224
Cash — end of period		$68,539
RECONCILIATION OF NET INCREASE IN NET ASSETS FROM OPERATIONS TO NET CASH USED BY OPERATING ACTIVITIES
Net increase in net assets resulting from operations		$890,278
Adjustments to Reconcile Net Increase in Net Assets from Operations to Net Cash Used by Operating Activities
Change in dividend and interest receivable	$3,966
Change in accrued expenses	(4,565)
Change in prepaid expenses and other assets	(1,680)
Change in receivable from investment adviser	23,770
Change in receivable for portfolio shares sold	(10,494)
Change in dividend expense payable on securities sold short	661
Purchases of long-term securities	(12,715,602)
Proceeds from sales of long-term securities	11,122,647
Purchases to cover securities sold short	(40,180)
Proceeds from securities sold short	415,574
Net change in unrealized appreciation on investments and short sales	(1,769,652)
Net realized loss on investments, short sales and foreign currency transactions	938,113
Total adjustments		(2,037,442)
Net cash used by operating activities		$(1,147,164)
Non-Cash Activity:
Dividend reinvestments		$—

See Accompanying Notes to Financial Statements.
33

Credit Suisse Trust — U.S. Equity Flex IV Portfolio
Financial Highlights
(For a Share of the Portfolio Outstanding Throughout Each Period)

	For the Six Months Ended June 30, 2009	For the Year Ended December 31,
	(unaudited)	2008	2007	2006	2005	2004
Per share data
Net asset value, beginning of period	$8.11	$12.74	$11.95	$10.41	$9.91	$9.15
INVESTMENT OPERATIONS
Net investment income	0.04	0.13	0.12	0.10	0.09	0.08
Net gain (loss) on investments, short sales and foreign currency related items (both realized and unrealized)	0.70	(4.65)	0.78	1.53	0.48	0.75
Total from investment operations	0.74	(4.52)	0.90	1.63	0.57	0.83
LESS DIVIDENDS
Dividends from net investment income	—	(0.11)	(0.11)	(0.09)	(0.07)	(0.07)
Net asset value, end of period	$8.85	$8.11	$12.74	$11.95	$10.41	$9.91
Total return[1]	9.12%	(35.69)%	7.56%	15.79%	5.78%	9.13%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$9,028	$6,945	$10,848	$10,867	$111,108	$13,437
Ratio of expenses to average net assets	0.99%[2]	0.95%	0.95%	0.95%	1.04%	1.16%
Ratio of expenses to average net assets excluding short sales dividend expense	0.95%[2]	—	—	—	—	—
Ratio of net investment income to average net assets	1.55%[2]	1.30%	0.86%	0.88%	0.74%	0.69%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	2.33%[2]	1.08%	0.47%	0.58%	0.47%	0.50%
Portfolio turnover rate	154%	170%	124%	131%	114%	47%

1  Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns do not reflect charges and expenses attributable to any particular variable contract or plan. Total returns for periods less than one year are not annualized.

2  Annualized.

See Accompanying Notes to Financial Statements.
34

Credit Suisse Trust — U.S. Equity Flex IV Portfolio
Notes to Financial Statements
June 30, 2009 (unaudited)

Note 1. Organization

Credit Suisse Trust (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"), and currently offers eight managed investment portfolios of which one, the U.S. Equity Flex IV Portfolio (the "Portfolio"), is included in this report. The Portfolio is a diversified investment fund that seeks capital growth. Shares of the Portfolio are not available directly to individual investors but may be offered only through (a) variable annuity contracts and variable life insurance contracts offered by separate accounts of certain insurance companies and (b) tax-qualified pension and retirement plans. The Portfolio may not be available in connection with a particular contract or plan. The Trust was organized under the laws of the Commonwealth of Massachusetts as a business trust on March 15, 1995. Effective May 1, 2009, the name of the Portfolio was changed from Blue Chip Portfolio.

Note 2. Significant Accounting Policies

A) SECURITY VALUATION — The net asset value of the Portfolio is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the "Valuation Time"). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Portfolio's Valuation Time but after the close of the securities' primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees. The Portfolio may utilize a service provided by an independent third party which has been approved by the Board of Trustees to fair value certain securities. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities.

35

Credit Suisse Trust — U.S. Equity Flex IV Portfolio
Notes to Financial Statements (continued)
June 30, 2009 (unaudited)

Note 2. Significant Accounting Policies

The Portfolio adopted Financial Accounting Standards Board ("FASB") Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•  Level 1 – quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2009 in valuing the Portfolio's investments carried at value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Equities	$9,344,230	$—	$—	$9,344,230
Short-Term Investment	2,500,490	—	—	2,500,490
Liabilities in Securities Sold Short
Equities	(384,161)	—	—	(384,161)
Other Financial Instruments*	—	—	—	—
	$11,460,559	$—	$—	$11,460,559

*Other financial instruments include futures, forwards and swap contracts.

36

Credit Suisse Trust — U.S. Equity Flex IV Portfolio
Notes to Financial Statements (continued)
June 30, 2009 (unaudited)

Note 2. Significant Accounting Policies

B) DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES — In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities ("FAS 161"), an amendment of FASB Statement No. 133. FAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about how and why a fund uses derivative instruments, how these affect a fund's financial position and results of operations. The Portfolio has not entered into any derivative or hedging activities during the period covered by this report.

C) SECURITY TRANSACTIONS AND INVESTMENT INCOME — Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. Dividends and dividend expense on short sales are recorded on the ex-dividend date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

D) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income and distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America ("GAAP").

E) FEDERAL INCOME TAXES — No provision is made for federal taxes as it is the Portfolio's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and to make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

During June 2006, the FASB issued Interpretation 48 ("FIN 48" or the "Interpretation"), Accounting for Uncertainty in Income Taxes — an interpretation of FASB statement 109. The Portfolio has reviewed its current tax positions and has determined that no provision for income tax is required in the Portfolio's financial statements. The Portfolio's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

F) USE OF ESTIMATES — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and

37

Credit Suisse Trust — U.S. Equity Flex IV Portfolio
Notes to Financial Statements (continued)
June 30, 2009 (unaudited)

Note 2. Significant Accounting Policies

disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

G) SHORT-TERM INVESTMENTS — The Portfolio, together with other funds/portfolios advised by Credit Suisse Asset Management, LLC ("Credit Suisse"), an indirect, wholly-owned subsidiary of Credit Suisse Group AG, pools available cash into a short-term variable rate time deposit issued by State Street Bank and Trust Company ("SSB"), the Portfolio's custodian. The short-term time deposit issued by SSB is a variable rate account classified as a short-term investment.

H) SHORT SALES — The Portfolio may enter into short sales transactions. Short sales expose the Portfolio to the risk that it will be required to cover its short position at a time when the securities have appreciated in value, thus resulting in a loss to the Portfolio. The Portfolio's loss on a short sale could theoretically be unlimited in a case where the Portfolio is unable, for whatever reason, to close out its short position. Short sales also involve transaction and other costs that will reduce potential gains and increase potential portfolio losses. The use by the Portfolio of short sales in combination with long positions in its portfolio in an attempt to improve performance may not be successful and may result in greater losses or lower positive returns than if the Portfolio held only long positions. It is possible that the Portfolio's long equity positions will decline in value at the same time that the value of the securities it has sold short increases, thereby increasing potential losses to the Portfolio. In addition, the Portfolio's short selling strategies may limit its ability to fully benefit from increases in the equity markets. Short selling also involves a form of financial leverage that may exaggerate any losses realized by the Portfolio. Also, there is the risk that the counterparty to a short sale may fail to honor its contractual terms, causing a loss to the Portfolio.

I) SECURITIES LENDING — Loans of securities are required at all times to be secured by collateral at least equal to 102% of the market value of domestic securities on loan (including any accrued interest thereon) and 105% of the market value of foreign securities on loan (including any accrued interest thereon). Cash collateral received by the Portfolio in connection with securities lending activity may be pooled together with cash collateral for other funds/portfolios advised by Credit Suisse and may be invested in a variety of investments, including funds advised by SSB, the Portfolio's securities lending agent, or money market instruments. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

38

Credit Suisse Trust — U.S. Equity Flex IV Portfolio
Notes to Financial Statements (continued)
June 30, 2009 (unaudited)

Note 2. Significant Accounting Policies

SSB has been engaged by the Portfolio to act as the Portfolio's securities lending agent. The Portfolio's securities lending arrangement provides that the Portfolio and SSB will share the net income earned from securities lending activities. During the six months ended June 30, 2009, total earnings from the Portfolio's investment in cash collateral received in connection with securities lending arrangements was $4,437, of which $703 was rebated to borrowers (brokers). The Portfolio retained $2,624 in income from the cash collateral investment, and SSB, as lending agent, was paid $1,110. Securities lending income is accrued as earned.

Note 3. Transactions with Affiliates and Related Parties

Credit Suisse serves as investment adviser for the Portfolio. For its investment advisory services, Credit Suisse is entitled to receive a fee from the Portfolio at an annual rate of 0.50% of the Portfolio's average daily net assets. For the six months ended June 30, 2009, investment advisory fees earned, voluntarily waived and expenses reimbursed were as follows:

Gross Advisory Fee	Waiver	Net Advisory Fee	Expense Reimbursement
$18,896	$(18,896)	$0	$(69,167)

Fee waivers and expense reimbursements are voluntary and may be discontinued by Credit Suisse at any time.

Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of Credit Suisse, and SSB serve as co-administrators to the Portfolio. For its co-administrative services, CSAMSI currently receives a fee calculated at an annual rate of 0.09% of the Portfolio's average daily net assets. For the six months ended June 30, 2009, co-administrative services fees earned by CSAMSI were $3,402.

For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, calculated in total for all the Credit Suisse funds/portfolios co-administered by SSB and allocated based upon the relative average net assets of each fund/portfolio, subject to an annual minimum fee. For the six months ended June 30, 2009, co-administrative services fees earned by SSB (including out-of-pocket expenses) were $23,929.

In addition to serving as the Portfolio's co-administrator, CSAMSI currently serves as distributor of the Portfolio's shares without compensation.

39

Credit Suisse Trust — U.S. Equity Flex IV Portfolio
Notes to Financial Statements (continued)
June 30, 2009 (unaudited)

Note 3. Transactions with Affiliates and Related Parties

Merrill Corporation ("Merrill"), an affiliate of Credit Suisse, has been engaged by the Portfolio to provide certain financial printing and fulfillment services. For the six months ended June 30, 2009, Merrill was paid $5,494 for its services by the Portfolio.

Note 4. Line of Credit

The Portfolio, together with other funds/portfolios advised by Credit Suisse (collectively, the "Participating Funds"), participates in a $50 million committed, unsecured line of credit facility ("Credit Facility") for temporary or emergency purposes with SSB. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at either the Overnight Federal Funds rate or the Overnight LIBOR rate plus a spread. At June 30, 2009, the Portfolio had no loans outstanding under the Credit Facility. During the six months ended June 30, 2009, the Portfolio had borrowings under the Credit Facility as follows:

Average Daily Loan Balance	Weighted Average Interest Rate %	Maximum Daily Loan Outstanding
$75,400	0.697%	$80,000

Note 5. Purchases and Sales of Securities

For the six months ended June 30, 2009, purchases and sales of investment securities (excluding short sales and short-term investments) were $12,808,814 and $11,208,473, respectively. Securities sold short and purchases to cover securities sold short were $415,574 and $40,180, respectively.

At June 30, 2009, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $11,539,824, $776,969, $(472,073) and $304,896, respectively.

At June 30, 2009, the identified proceeds for federal income tax purposes, as well as the gross unrealized appreciation from securities sold short for those securities having an excess of proceeds over value, gross unrealized depreciation from investments for those securities having an excess of value

40

Credit Suisse Trust — U.S. Equity Flex IV Portfolio
Notes to Financial Statements (continued)
June 30, 2009 (unaudited)

Note 5. Purchases and Sales of Securities

over proceeds and the net unrealized depreciation from securities sold short were $(375,770), $6,731, $(15,122) and $(8,391), respectively.

Note 6. Capital Share Transactions

The Trust is authorized to issue an unlimited number of full and fractional shares of beneficial interest, $.001 par value per share. Transactions in capital shares of the Portfolio were as follows:

	For the Six Months Ended June 30, 2009 (unaudited)	For the Year Ended December 31, 2008
Shares sold	238,490	164,329
Shares issued in reinvestment of dividends	—	8,811
Shares redeemed	(74,900)	(168,004)
Net increase	163,590	5,136

On June 30, 2009, the number of shareholders that held 5% or more of the outstanding shares of the Portfolio was as follows:

Number of Shareholders	Approximate Percentage of Outstanding Shares
2	99%

Some of the shareholders are omnibus accounts, which hold shares on behalf of individual shareholders.

Note 7. Contingencies

In the normal course of business, the Portfolio may provide general indemnifications pursuant to certain contracts and organizational documents. The Portfolio's maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

Note 8. Subsequent Events

In accordance with the provisions set forth in FASB Statement of Financial Accounting Standards No. 165 "Subsequent Events", adopted by the Portfolio as of June 30, 2009, management has evaluated the possibility of subsequent events existing in the Portfolio's financial statements through August 24, 2009.

On May 12, 2009, the Board of Trustees of Credit Suisse Trust (the "Trust"), on behalf of its series, the U.S. Equity Flex IV Portfolio, (the "Acquired Portfolio"), approved the proposed reorganization of the Acquired Portfolio (a "Reorganization") whereby all of the assets and liabilities of the Acquired

41

Credit Suisse Trust — U.S. Equity Flex IV Portfolio
Notes to Financial Statements (continued)
June 30, 2009 (unaudited)

Note 8. Subsequent Events

Portfolio would be transferred to the U.S. Equity Flex I Portfolio (the "Acquiring Portfolio"), also a series of the Trust, in exchange for shares of beneficial interest of the Acquiring Portfolio. The Acquired Portfolio would then be liquidated and shares of beneficial interest of the Acquiring Portfolio would be distributed to the shareholders of the Acquired Portfolio.

The Reorganization is subject to the completion of certain conditions, including the approval of the Acquired Portfolio's shareholders. At a Special Meeting of Shareholders held on August 21, 2009, the meeting was adjourned to allow for further solicitation of proxies.

42

Credit Suisse Trust — U.S. Equity Flex IV Portfolio
Notice of Privacy and Information Practices (unaudited)

At Credit Suisse, we know that you are concerned with how we protect and handle nonpublic personal information that identifies you. This notice is designed to help you understand what nonpublic personal information we collect from you and from other sources, and how we use that information in connection with your investments and investment choices that may be available to you. Except where otherwise noted, this notice is applicable only to consumers who are current or former investors, meaning individual persons whose investments are primarily for household, family or personal use ("individual investors"). Specified sections of this notice, however, also apply to other types of investors (called "institutional investors"). Where the notice applies to institutional investors, the notice expressly states so. This notice is being provided by Credit Suisse Funds, Credit Suisse Institutional Funds, and Credit Suisse Closed-End Funds. This notice applies solely to U.S. registered investment companies advised by Credit Suisse Asset Management, LLC.

Categories of information we may collect:

We may collect information about you, including nonpublic personal information, such as

•  Information we receive from you on applications, forms, agreements, questionnaires, Credit Suisse websites and other websites that are part of our investment program, or in the course of establishing or maintaining a customer relationship, such as your name, address, e-mail address, Social Security number, assets, income, financial situation; and

•  Information we obtain from your transactions and experiences with us, our affiliates, or others, such as your account balances or other investment information assets purchased and sold, and other parties to a transaction, where applicable.

Categories of information we disclose and parties to whom we disclose it:

•  We do not disclose nonpublic personal information about our individual investors, except as permitted or required by law or regulation. Whether you are an individual investor or institutional investor, we may share the information described above with our affiliates that perform services on our behalf, and with our asset management and private banking affiliates; as well as with unaffiliated third parties that perform services on our behalf, such as our accountants, auditors, attorneys, broker-dealers, fund administrators, and other service providers.

43

Credit Suisse Trust — U.S. Equity Flex IV Portfolio
Notice of Privacy and Information Practices (unaudited) (continued)

•  We want our investors to be informed about additional products or services. Whether you are an individual investor or an institutional investor, we may disclose information, including nonpublic personal information, regarding our transactions and experiences with you to our affiliates.

•  In addition, whether you are an individual investor or an institutional investor, we reserve the right to disclose information, including nonpublic personal information, about you to any person or entity, including without limitation any governmental agency, regulatory authority or self-regulatory organization having jurisdiction over us or our affiliates, if (i) we determine in our discretion that such disclosure is necessary or advisable pursuant to or in connection with any United States federal, state or local, or non-U.S., court order (or other legal process), law, rule, regulation, or executive order or policy, including without limitation any anti-money laundering law or the USA PATRIOT Act of 2001; and (ii) such disclosure is not otherwise prohibited by law, rule, regulation, or executive order or policy.

Confidentiality and security

•  To protect nonpublic personal information about individual investors, we restrict access to those employees and agents who need to know that information to provide products or services to us and to our investors. We maintain physical, electronic, and procedural safeguards to protect nonpublic personal information.

Other Disclosures

This notice is not intended to be incorporated in any offering materials, but is a statement of our current Notice of Privacy and Information Practices and may be amended from time to time. This notice is current as of May 12, 2009.

44

Credit Suisse Trust — U.S. Equity Flex IV Portfolio
Proxy Voting and Portfolio Holdings Information (unaudited)

Information regarding how the Portfolio voted proxies related to its portfolio securities during the 12 month period ended June 30 of each year, as well as the policies and procedures that the Portfolio uses to determine how to vote proxies relating to its portfolio securities are available:

•  By calling 1-800-222-8977

•  On the Portfolio's website, www.credit-suisse.com/us

•  On the website of the Securities and Exchange Commission, www.sec.gov.

The Portfolio files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Portfolio's Forms N-Q are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-202-551-8090.

45

P.O. BOX 55030, BOSTON, MA 02205-5030

800-222-8977 ■ www.credit-suisse.com/us

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.   TRBLC-SAR-0609

Item 2. Code of Ethics.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 3. Audit Committee Financial Expert.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 4. Principal Accountant Fees and Services.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

This item is not applicable to the registrant.

Item 6. Schedule of Investments.

Included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

This item is not applicable to the registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

This item is not applicable to the registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

This item is not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

The Nominating Committee recommends Board member candidates.  Shareholders of the registrant may also submit nominees that will be considered by the Committee.  Recommendations should be mailed to the registrant’s Secretary, c/o Credit Suisse Asset Management, LLC, Eleven Madison Avenue, New York, NY 10010.  Any submission should include at a minimum the following information: the name, age, business address, residence address and principal occupation or employment of such individual; the class, series and number of shares of the registrant that are beneficially owned by such individual; the date such shares were acquired and the investment intent of such acquisition; whether such shareholder believes such individual is, or is not, an “interested person” of the registrant (as defined in the Investment Company Act of 1940) and information regarding such individual that is sufficient, in the Committee’s discretion, to make such determination; and all other information relating to such individual that is required to be disclosed in solicitation of proxies for election of directors in an election contest (even if an election contest is not involved) or is otherwise required pursuant to the rules for proxy materials under the Securities Exchange Act of 1934.

Item 11. Controls and Procedures.

(a) As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)       Not applicable.

(a)(2)       The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

(a)(3)       Not applicable.

(b)           The certifications of the registrant as required by Rule 30a-2(b) under the Act are an exhibit to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE TRUST

/s/George R. Hornig
Name:	George R. Hornig
Title:	Chief Executive Officer
Date:	September 1, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/George R. Hornig
Name:	George R. Hornig
Title:	Chief Executive Officer
Date:	September 1, 2009

/s/Michael A. Pignataro
Name:	Michael A. Pignataro
Title:	Chief Financial Officer
Date:	September 1, 2009